UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07822

AMERICAN CENTURY INVESTMENT TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	06-30-2017

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Core Plus Fund
June 30, 2017

Core Plus - Schedule of Investments
JUNE 30, 2017 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 37.4%
Aerospace and Defense — 0.3%
Boeing Co. (The), 2.20%, 10/30/22		70,000	69,090
Lockheed Martin Corp., 3.55%, 1/15/26		100,000	103,816
Lockheed Martin Corp., 3.80%, 3/1/45		90,000	89,103
Rockwell Collins, Inc., 4.35%, 4/15/47		30,000	31,559
United Technologies Corp., 6.05%, 6/1/36		95,000	122,707
			416,275
Auto Components — 0.4%
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23		200,000	210,000
Tenneco, Inc., 5.00%, 7/15/26		100,000	101,375
ZF North America Capital, Inc., 4.00%, 4/29/20(1)		150,000	155,812
			467,187
Automobiles — 0.9%
Ford Motor Co., 4.35%, 12/8/26		80,000	82,544
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		60,000	61,549
Ford Motor Credit Co. LLC, 8.125%, 1/15/20		100,000	113,743
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		270,000	301,333
General Motors Co., 5.00%, 4/1/35		60,000	60,383
General Motors Financial Co., Inc., 3.25%, 5/15/18		130,000	131,554
General Motors Financial Co., Inc., 3.10%, 1/15/19		140,000	141,970
General Motors Financial Co., Inc., 3.20%, 7/6/21		110,000	111,328
General Motors Financial Co., Inc., 5.25%, 3/1/26		150,000	162,308
			1,166,712
Banks — 4.4%
Banco Inbursa SA Institucion de Banca Multiple, 4.375%, 4/11/27(1)		150,000	150,405
Bank of America Corp., MTN, 5.625%, 7/1/20		300,000	328,644
Bank of America Corp., MTN, 4.20%, 8/26/24		30,000	31,152
Bank of America Corp., MTN, 4.00%, 1/22/25		100,000	101,849
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47		30,000	31,896
Bank of America N.A., 6.00%, 10/15/36		250,000	316,907
Barclays Bank plc, MTN, VRN, 6.75%, 1/16/18	GBP	200,000	267,335
Barclays plc, 4.375%, 1/12/26		$200,000	208,213
BPCE SA, 5.15%, 7/21/24(1)		200,000	214,007
Branch Banking & Trust Co., 3.625%, 9/16/25		43,000	44,774
Capital One Financial Corp., 4.20%, 10/29/25		120,000	121,221
Capital One N.A., 2.35%, 8/17/18		250,000	251,075
Citigroup, Inc., 2.90%, 12/8/21		140,000	141,548
Citigroup, Inc., 4.05%, 7/30/22		80,000	83,717
Citigroup, Inc., 4.45%, 9/29/27		400,000	416,566
Cooperatieve Rabobank UA, 3.95%, 11/9/22		250,000	261,386
Fifth Third Bancorp, 4.30%, 1/16/24		80,000	85,169
Finansbank AS, 6.25%, 4/30/19		200,000	208,654
HBOS plc, MTN, 6.75%, 5/21/18(1)		100,000	104,036
Huntington Bancshares, Inc., 2.30%, 1/14/22		140,000	138,029

JPMorgan Chase & Co., 4.625%, 5/10/21	230,000	248,053
JPMorgan Chase & Co., 3.875%, 9/10/24	200,000	206,559
JPMorgan Chase & Co., 3.125%, 1/23/25	250,000	248,808
JPMorgan Chase & Co., 4.95%, 6/1/45	90,000	100,779
JPMorgan Chase & Co., VRN, 3.54%, 5/1/27	100,000	100,676
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20	70,000	74,533
SunTrust Bank, 3.30%, 5/15/26	200,000	195,865
U.S. Bancorp, MTN, 3.60%, 9/11/24	70,000	72,784
U.S. Bank N.A., 2.80%, 1/27/25	250,000	247,883
Wells Fargo & Co., 3.07%, 1/24/23	80,000	81,114
Wells Fargo & Co., 3.00%, 4/22/26	90,000	88,009
Wells Fargo & Co., MTN, 4.10%, 6/3/26	300,000	310,655
Wells Fargo & Co., MTN, 4.65%, 11/4/44	115,000	121,237
		5,603,538
Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23	50,000	51,544
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26	160,000	165,154
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	240,000	272,341
Constellation Brands, Inc., 4.75%, 12/1/25	140,000	153,630
Molson Coors Brewing Co., 3.00%, 7/15/26	100,000	96,383
		739,052
Biotechnology — 1.0%
AbbVie, Inc., 3.60%, 5/14/25	280,000	286,116
AbbVie, Inc., 4.45%, 5/14/46	20,000	20,758
Amgen, Inc., 4.66%, 6/15/51	138,000	147,023
Biogen, Inc., 3.625%, 9/15/22	60,000	62,818
Celgene Corp., 3.25%, 8/15/22	200,000	205,821
Celgene Corp., 3.875%, 8/15/25	110,000	115,084
Celgene Corp., 5.00%, 8/15/45	50,000	56,599
Gilead Sciences, Inc., 4.40%, 12/1/21	100,000	107,932
Gilead Sciences, Inc., 3.65%, 3/1/26	230,000	237,154
Gilead Sciences, Inc., 4.15%, 3/1/47	50,000	50,481
		1,289,786
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25	100,000	107,310
Capital Markets — 0.3%
Jefferies Group LLC, 5.125%, 4/13/18	80,000	82,074
Jefferies Group LLC, 4.85%, 1/15/27	50,000	52,331
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(1)	200,000	204,826
		339,231
Chemicals — 0.4%
Ecolab, Inc., 4.35%, 12/8/21	170,000	185,039
LyondellBasell Industries NV, 5.00%, 4/15/19	200,000	209,172
NOVA Chemicals Corp., 4.875%, 6/1/24(1)	110,000	109,725
Sherwin-Williams Co. (The), 3.45%, 6/1/27	60,000	60,551
		564,487
Commercial Services and Supplies — 0.3%
Covanta Holding Corp., 5.875%, 3/1/24	150,000	146,625
Republic Services, Inc., 3.55%, 6/1/22	190,000	197,946

Waste Management, Inc., 4.75%, 6/30/20	70,000	75,411
		419,982
Communications Equipment — 0.3%
CommScope Technologies LLC, 5.00%, 3/15/27(1)	200,000	200,000
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(1)	200,000	209,750
		409,750
Construction Materials — 0.1%
Owens Corning, 4.20%, 12/15/22	140,000	147,866
Consumer Finance — 1.1%
American Express Credit Corp., 2.60%, 9/14/20	40,000	40,599
American Express Credit Corp., MTN, 2.25%, 5/5/21	120,000	119,869
Capital One Bank USA N.A., 3.375%, 2/15/23	250,000	252,423
CIT Group, Inc., 5.00%, 8/15/22	100,000	108,000
Discover Financial Services, 3.75%, 3/4/25	200,000	197,958
Equifax, Inc., 3.30%, 12/15/22	170,000	174,059
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	100,000	107,125
PNC Bank N.A., 1.95%, 3/4/19	250,000	250,520
Synchrony Financial, 2.60%, 1/15/19	100,000	100,572
		1,351,125
Containers and Packaging — 0.5%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)	200,000	210,500
Berry Plastics Corp., 5.125%, 7/15/23	200,000	209,000
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	193,000	202,650
		622,150
Diversified Consumer Services — 0.1%
Catholic Health Initiatives, 2.95%, 11/1/22	100,000	97,885
Diversified Financial Services — 3.1%
Ally Financial, Inc., 3.60%, 5/21/18	250,000	253,438
Ally Financial, Inc., 4.625%, 3/30/25	50,000	51,397
Banco Santander SA, 3.50%, 4/11/22	200,000	204,897
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21	250,000	256,840
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	202,000	203,695
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	310,000	310,985
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	230,000	259,082
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	100,000	101,192
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25	300,000	310,667
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	60,000	59,759
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45	40,000	44,606
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	50,000	55,651
HSBC Holdings plc, 2.95%, 5/25/21	200,000	202,636
HSBC Holdings plc, 4.30%, 3/8/26	200,000	213,076
HSBC Holdings plc, VRN, 3.26%, 3/13/22	200,000	203,900
Morgan Stanley, 4.375%, 1/22/47	40,000	41,895
Morgan Stanley, MTN, 5.625%, 9/23/19	260,000	279,480
Morgan Stanley, MTN, 3.70%, 10/23/24	60,000	61,640
Morgan Stanley, MTN, 4.00%, 7/23/25	500,000	522,453
S&P Global, Inc., 3.30%, 8/14/20	50,000	51,293
UniCredit SpA, VRN, 5.86%, 6/19/27(1)	280,000	288,137
		3,976,719

Diversified Telecommunication Services — 1.7%
AT&T, Inc., 3.875%, 8/15/21	180,000	188,237
AT&T, Inc., 3.60%, 2/17/23	80,000	81,967
AT&T, Inc., 4.45%, 4/1/24	70,000	73,798
AT&T, Inc., 3.40%, 5/15/25	260,000	256,064
AT&T, Inc., 6.55%, 2/15/39	70,000	85,251
AT&T, Inc., 4.30%, 12/15/42	60,000	56,001
CenturyLink, Inc., Series Q, 6.15%, 9/15/19	100,000	106,750
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(1)	170,000	173,321
Frontier Communications Corp., 8.50%, 4/15/20	79,000	83,246
Orange SA, 4.125%, 9/14/21	100,000	106,409
Telefonica Emisiones SAU, 5.46%, 2/16/21	100,000	110,007
Telefonica Emisiones SAU, 4.10%, 3/8/27	150,000	155,297
Verizon Communications, Inc., 5.05%, 3/15/34	350,000	371,948
Verizon Communications, Inc., 4.75%, 11/1/41	60,000	59,968
Verizon Communications, Inc., 4.86%, 8/21/46	150,000	150,545
Verizon Communications, Inc., 5.01%, 8/21/54	77,000	76,460
		2,135,269
Energy Equipment and Services — 0.1%
Ensco plc, 5.20%, 3/15/25	20,000	16,350
Halliburton Co., 3.80%, 11/15/25	80,000	82,136
Noble Holding International Ltd., 7.75%, 1/15/24	70,000	55,602
		154,088
Equity Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp., 3.375%, 10/15/26	180,000	176,476
Boston Properties LP, 3.65%, 2/1/26	40,000	40,554
Crown Castle International Corp., 5.25%, 1/15/23	200,000	222,410
Essex Portfolio LP, 3.625%, 8/15/22	170,000	175,137
Essex Portfolio LP, 3.25%, 5/1/23	50,000	50,170
Hospitality Properties Trust, 4.65%, 3/15/24	80,000	83,373
Kilroy Realty LP, 4.375%, 10/1/25	100,000	105,056
Kimco Realty Corp., 2.80%, 10/1/26	90,000	83,212
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26	160,000	161,800
VEREIT Operating Partnership LP, 4.125%, 6/1/21	50,000	52,403
Welltower, Inc., 3.75%, 3/15/23	60,000	62,327
		1,212,918
Food and Staples Retailing — 0.5%
CVS Health Corp., 3.50%, 7/20/22	70,000	72,668
CVS Health Corp., 5.125%, 7/20/45	90,000	103,720
Dollar General Corp., 3.25%, 4/15/23	60,000	61,182
Kroger Co. (The), 3.875%, 10/15/46	100,000	88,605
Sysco Corp., 3.30%, 7/15/26	40,000	39,764
Target Corp., 2.50%, 4/15/26	80,000	75,939
Wal-Mart Stores, Inc., 4.30%, 4/22/44	150,000	166,785
		608,663
Food Products — 0.3%
Kraft Heinz Foods Co., 5.20%, 7/15/45	50,000	54,422
Kraft Heinz Foods Co., 4.375%, 6/1/46	80,000	78,282
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)	170,000	175,950

Post Holdings, Inc., 5.00%, 8/15/26(1)	100,000	100,000
		408,654
Gas Utilities — 2.3%
Boardwalk Pipelines LP, 4.45%, 7/15/27	50,000	51,300
Enbridge Energy Partners LP, 6.50%, 4/15/18	60,000	62,141
Enbridge Energy Partners LP, 5.20%, 3/15/20	70,000	74,274
Enbridge, Inc., 4.50%, 6/10/44	85,000	83,619
Energy Transfer Equity LP, 7.50%, 10/15/20	180,000	202,050
Energy Transfer LP, 3.60%, 2/1/23	40,000	40,302
Energy Transfer LP, 6.50%, 2/1/42	140,000	157,062
Enterprise Products Operating LLC, 4.85%, 3/15/44	150,000	159,822
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	100,000	102,900
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	160,000	176,121
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	60,000	64,633
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	130,000	147,828
Magellan Midstream Partners LP, 6.55%, 7/15/19	100,000	108,506
MPLX LP, 4.875%, 6/1/25	180,000	191,193
MPLX LP, 5.20%, 3/1/47	20,000	20,589
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	160,000	163,382
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	170,000	187,999
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	230,000	231,071
Sunoco Logistics Partners Operations LP, 3.90%, 7/15/26	40,000	39,325
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	120,000	117,750
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	100,000	106,000
Williams Cos., Inc. (The), 3.70%, 1/15/23	90,000	89,100
Williams Partners LP, 4.125%, 11/15/20	280,000	292,872
Williams Partners LP, 5.10%, 9/15/45	30,000	31,238
		2,901,077
Health Care Equipment and Supplies — 0.8%
Abbott Laboratories, 2.00%, 9/15/18	40,000	40,091
Abbott Laboratories, 3.75%, 11/30/26	150,000	153,433
Becton Dickinson and Co., 3.73%, 12/15/24	120,000	122,168
Becton Dickinson and Co., 3.70%, 6/6/27	50,000	50,180
Mallinckrodt International Finance SA, 3.50%, 4/15/18	250,000	250,937
Medtronic, Inc., 3.50%, 3/15/25	150,000	156,247
Medtronic, Inc., 4.375%, 3/15/35	50,000	55,118
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	50,000	52,141
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	160,000	155,909
		1,036,224
Health Care Providers and Services — 1.7%
Aetna, Inc., 2.75%, 11/15/22	60,000	60,276
Ascension Health, 3.95%, 11/15/46	20,000	20,341
CHS / Community Health Systems, Inc., 6.25%, 3/31/23	90,000	93,249
DaVita, Inc., 5.75%, 8/15/22	280,000	288,050
DaVita, Inc., 5.125%, 7/15/24	200,000	203,375
Express Scripts Holding Co., 4.50%, 2/25/26	70,000	74,323
Express Scripts Holding Co., 3.40%, 3/1/27	30,000	29,016
HCA, Inc., 3.75%, 3/15/19	260,000	265,850
HCA, Inc., 5.375%, 2/1/25	100,000	105,730

HCA, Inc., 7.69%, 6/15/25		50,000	58,250
Mylan NV, 3.95%, 6/15/26		50,000	50,760
NYU Hospitals Center, 4.43%, 7/1/42		100,000	103,389
Tenet Healthcare Corp., 6.25%, 11/1/18		280,000	295,470
THC Escrow Corp. III, 5.125%, 5/1/25(1)		200,000	201,250
UnitedHealth Group, Inc., 2.875%, 12/15/21		80,000	81,811
UnitedHealth Group, Inc., 3.75%, 7/15/25		140,000	147,622
Universal Health Services, Inc., 4.75%, 8/1/22(1)		100,000	103,875
			2,182,637
Hotels, Restaurants and Leisure — 0.5%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)		100,000	102,750
Aramark Services, Inc., 5.00%, 4/1/25(1)		40,000	42,350
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(1)		200,000	203,250
International Game Technology plc, 6.25%, 2/15/22(1)		200,000	219,500
McDonald's Corp., MTN, 3.375%, 5/26/25		40,000	40,983
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		70,000	77,905
			686,738
Household Durables — 1.2%
Lennar Corp., 4.75%, 12/15/17		300,000	303,000
Lennar Corp., 4.50%, 4/30/24		200,000	207,220
MDC Holdings, Inc., 5.50%, 1/15/24		200,000	212,500
Newell Brands, Inc., 4.20%, 4/1/26		100,000	106,303
Newell Brands, Inc., 5.50%, 4/1/46		70,000	84,595
Toll Brothers Finance Corp., 4.00%, 12/31/18		250,000	256,875
Toll Brothers Finance Corp., 6.75%, 11/1/19		90,000	99,225
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24		200,000	212,000
			1,481,718
Household Products — 0.1%
Spectrum Brands, Inc., 5.75%, 7/15/25		140,000	150,864
Industrial Conglomerates — 0.2%
FedEx Corp., 4.40%, 1/15/47		40,000	41,373
General Electric Co., 4.125%, 10/9/42		100,000	105,639
General Electric Co., MTN, 5.625%, 9/15/17		50,000	50,410
			197,422
Insurance — 1.6%
Allstate Corp. (The), VRN, 5.75%, 8/15/23		120,000	131,700
American International Group, Inc., 4.125%, 2/15/24		150,000	158,612
Berkshire Hathaway, Inc., 2.75%, 3/15/23		60,000	60,834
Berkshire Hathaway, Inc., 4.50%, 2/11/43		40,000	44,248
Chubb INA Holdings, Inc., 3.15%, 3/15/25		60,000	60,901
Chubb INA Holdings, Inc., 3.35%, 5/3/26		40,000	40,962
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	100,000	122,117
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		$60,000	74,341
International Lease Finance Corp., 3.875%, 4/15/18		100,000	101,542
International Lease Finance Corp., 6.25%, 5/15/19		100,000	107,310
Liberty Mutual Group, Inc., 4.95%, 5/1/22(1)		110,000	120,761
Markel Corp., 4.90%, 7/1/22		212,000	231,522
Markel Corp., 3.625%, 3/30/23		50,000	51,615
MetLife, Inc., 4.125%, 8/13/42		110,000	112,952

Prudential Financial, Inc., 5.375%, 6/21/20	110,000	120,243
Prudential Financial, Inc., 5.625%, 5/12/41	90,000	109,155
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	45,000	55,214
Prudential Financial, Inc., VRN, 5.875%, 9/15/22	100,000	111,545
Voya Financial, Inc., 5.70%, 7/15/43	90,000	105,247
WR Berkley Corp., 4.625%, 3/15/22	100,000	107,726
		2,028,547
Internet Software and Services — 0.2%
Netflix, Inc., 5.375%, 2/1/21	90,000	97,661
Symantec Corp., 5.00%, 4/15/25(1)	100,000	104,906
		202,567
IT Services — 0.5%
Fidelity National Information Services, Inc., 3.875%, 6/5/24	40,000	41,962
Fidelity National Information Services, Inc., 3.00%, 8/15/26	160,000	155,253
First Data Corp., 5.00%, 1/15/24(1)	100,000	103,218
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	270,000	278,583
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	60,000	63,014
		642,030
Machinery — 0.2%
Oshkosh Corp., 5.375%, 3/1/22	250,000	259,687
Media — 2.5%
21st Century Fox America, Inc., 6.90%, 8/15/39	70,000	92,804
21st Century Fox America, Inc., 4.75%, 11/15/46	40,000	42,922
CBS Corp., 4.85%, 7/1/42	90,000	94,422
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	100,000	103,190
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	100,000	102,500
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	290,000	313,830
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	30,000	36,178
Comcast Corp., 3.15%, 3/1/26	50,000	50,319
Comcast Corp., 4.40%, 8/15/35	50,000	53,906
Comcast Corp., 6.40%, 5/15/38	80,000	106,717
Comcast Corp., 4.75%, 3/1/44	60,000	67,017
CSC Holdings LLC, 5.50%, 4/15/27(1)	200,000	212,000
Discovery Communications LLC, 5.625%, 8/15/19	123,000	131,493
DISH DBS Corp., 4.625%, 7/15/17	110,000	110,137
Lamar Media Corp., 5.375%, 1/15/24	150,000	157,500
NBCUniversal Media LLC, 4.375%, 4/1/21	170,000	183,319
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	100,000	104,000
Omnicom Group, Inc., 3.60%, 4/15/26	100,000	100,809
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	100,000	106,500
TEGNA, Inc., 5.125%, 7/15/20	130,000	133,412
Time Warner Cable LLC, 5.50%, 9/1/41	40,000	43,184
Time Warner Cable LLC, 4.50%, 9/15/42	50,000	47,812
Time Warner, Inc., 3.60%, 7/15/25	190,000	191,074
Time Warner, Inc., 3.80%, 2/15/27	100,000	100,884
Viacom, Inc., 3.125%, 6/15/22	50,000	50,142
Viacom, Inc., 4.25%, 9/1/23	140,000	146,320
Viacom, Inc., VRN, 6.25%, 2/28/27	50,000	52,099
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)	200,000	208,912

Walt Disney Co. (The), MTN, 4.125%, 6/1/44	30,000	31,614
		3,175,016
Metals and Mining — 0.4%
Barrick North America Finance LLC, 5.75%, 5/1/43	20,000	24,395
Freeport-McMoRan, Inc., 3.875%, 3/15/23	65,000	60,775
Glencore Finance Canada Ltd., 4.95%, 11/15/21(1)	130,000	139,171
Southern Copper Corp., 5.25%, 11/8/42	70,000	70,073
Steel Dynamics, Inc., 5.00%, 12/15/26	200,000	205,750
		500,164
Multi-Utilities — 1.9%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26	130,000	133,900
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	50,000	51,000
Calpine Corp., 5.75%, 1/15/25	50,000	47,125
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	110,000	111,664
Dominion Energy, Inc., 6.40%, 6/15/18	120,000	125,260
Dominion Energy, Inc., 2.75%, 9/15/22	130,000	129,907
Dominion Energy, Inc., 3.625%, 12/1/24	60,000	61,573
Dominion Energy, Inc., 4.90%, 8/1/41	100,000	109,808
Duke Energy Corp., 3.55%, 9/15/21	80,000	83,457
Duke Energy Corp., 2.65%, 9/1/26	50,000	47,587
Duke Energy Florida LLC, 6.35%, 9/15/37	70,000	94,909
Enel Finance International NV, 2.875%, 5/25/22(1)	200,000	200,481
Exelon Corp., 5.15%, 12/1/20	130,000	140,305
Exelon Corp., 4.45%, 4/15/46	40,000	41,569
Exelon Generation Co. LLC, 5.60%, 6/15/42	80,000	80,696
FirstEnergy Corp., 4.25%, 3/15/23	100,000	105,301
Florida Power & Light Co., 4.125%, 2/1/42	50,000	53,155
Georgia Power Co., 4.30%, 3/15/42	70,000	72,048
IPALCO Enterprises, Inc., 5.00%, 5/1/18	100,000	102,125
MidAmerican Energy Co., 4.40%, 10/15/44	40,000	43,811
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	40,000	40,351
NiSource Finance Corp., 5.65%, 2/1/45	80,000	96,682
Pacific Gas & Electric Co., 4.00%, 12/1/46	80,000	82,598
Progress Energy, Inc., 3.15%, 4/1/22	80,000	81,745
Sempra Energy, 2.875%, 10/1/22	130,000	130,455
Sempra Energy, 3.25%, 6/15/27	70,000	69,133
Southern Power Co., 5.15%, 9/15/41	40,000	42,316
Xcel Energy, Inc., 3.35%, 12/1/26	30,000	30,339
Xcel Energy, Inc., 4.80%, 9/15/41	60,000	64,382
		2,473,682
Oil, Gas and Consumable Fuels — 2.3%
Anadarko Petroleum Corp., 5.55%, 3/15/26	30,000	33,585
Anadarko Petroleum Corp., 6.45%, 9/15/36	80,000	94,539
Antero Resources Corp., 5.125%, 12/1/22	130,000	130,933
Apache Corp., 4.75%, 4/15/43	40,000	40,316
BP Capital Markets plc, 4.50%, 10/1/20	80,000	85,931
Cenovus Energy, Inc., 4.25%, 4/15/27(1)	50,000	47,730
Cimarex Energy Co., 4.375%, 6/1/24	150,000	157,476
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	70,000	73,775

Concho Resources, Inc., 5.50%, 4/1/23	140,000	144,550
Concho Resources, Inc., 4.375%, 1/15/25	80,000	82,000
ConocoPhillips Holding Co., 6.95%, 4/15/29	110,000	141,399
Continental Resources, Inc., 5.00%, 9/15/22	30,000	29,550
Continental Resources, Inc., 3.80%, 6/1/24	100,000	92,062
Ecopetrol SA, 5.875%, 5/28/45	40,000	36,920
Encana Corp., 6.50%, 2/1/38	70,000	79,926
Exxon Mobil Corp., 3.04%, 3/1/26	100,000	100,978
Hess Corp., 6.00%, 1/15/40	90,000	91,925
Marathon Oil Corp., 3.85%, 6/1/25	90,000	88,006
Newfield Exploration Co., 5.75%, 1/30/22	200,000	211,500
Noble Energy, Inc., 4.15%, 12/15/21	220,000	232,011
Petroleos Mexicanos, 6.00%, 3/5/20	105,000	112,823
Petroleos Mexicanos, 4.875%, 1/24/22	50,000	51,550
Petroleos Mexicanos, 6.625%, 6/15/35	100,000	103,875
Petroleos Mexicanos, 6.50%, 6/2/41	70,000	69,860
Petroleos Mexicanos, 5.50%, 6/27/44	80,000	71,120
Phillips 66, 4.30%, 4/1/22	60,000	64,355
Shell International Finance BV, 3.25%, 5/11/25	100,000	102,112
Sinopec Group Overseas Development Ltd., 2.50%, 4/28/20(1)	200,000	201,089
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.75%, 3/1/25	50,000	49,750
Suncor Energy, Inc., 6.50%, 6/15/38	30,000	38,580
Whiting Petroleum Corp., 5.75%, 3/15/21	50,000	47,250
		2,907,476
Paper and Forest Products — 0.3%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	260,000	284,539
International Paper Co., 4.40%, 8/15/47	100,000	101,215
		385,754
Pharmaceuticals — 0.5%
Actavis, Inc., 3.25%, 10/1/22	60,000	61,366
Allergan Funding SCS, 3.85%, 6/15/24	140,000	146,225
Allergan Funding SCS, 4.55%, 3/15/35	20,000	21,429
Baxalta, Inc., 2.00%, 6/22/18	70,000	70,130
Baxalta, Inc., 4.00%, 6/23/25	100,000	104,484
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	140,000	138,491
Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24(1)	100,000	105,375
		647,500
Road and Rail — 0.5%
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	100,000	116,340
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	120,000	130,846
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	50,000	52,472
Norfolk Southern Corp., 5.75%, 4/1/18	110,000	113,240
Norfolk Southern Corp., 3.25%, 12/1/21	130,000	134,342
Union Pacific Corp., 4.05%, 11/15/45	80,000	83,098
		630,338
Semiconductors and Semiconductor Equipment — 0.3%
Lam Research Corp., 2.80%, 6/15/21	130,000	131,979
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	200,000	208,750
		340,729

Software — 0.7%
Activision Blizzard, Inc., 2.30%, 9/15/21	80,000	79,550
Microsoft Corp., 2.70%, 2/12/25	150,000	149,155
Microsoft Corp., 3.125%, 11/3/25	40,000	40,861
Microsoft Corp., 3.45%, 8/8/36	100,000	100,388
Microsoft Corp., 4.25%, 2/6/47	120,000	130,450
Oracle Corp., 5.75%, 4/15/18	100,000	103,188
Oracle Corp., 4.00%, 7/15/46	60,000	60,840
Quintiles IMS, Inc., 5.00%, 10/15/26(1)	200,000	206,750
		871,182
Specialty Retail — 0.5%
Home Depot, Inc. (The), 5.95%, 4/1/41	170,000	225,518
Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/1/25	100,000	102,875
United Rentals North America, Inc., 4.625%, 7/15/23	150,000	156,300
United Rentals North America, Inc., 5.75%, 11/15/24	150,000	157,687
		642,380
Technology Hardware, Storage and Peripherals — 0.6%
Apple, Inc., 2.85%, 5/6/21	90,000	92,577
Apple, Inc., 2.50%, 2/9/25	130,000	127,287
Dell International LLC / EMC Corp., 6.02%, 6/15/26(1)	170,000	187,594
Seagate HDD Cayman, 4.75%, 6/1/23	130,000	135,606
Seagate HDD Cayman, 4.75%, 1/1/25	70,000	70,384
Western Digital Corp., 7.375%, 4/1/23(1)	100,000	110,125
		723,573
Textiles, Apparel and Luxury Goods — 0.1%
PVH Corp., 4.50%, 12/15/22	140,000	145,250
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV, 3.125%, 7/16/22	110,000	112,360
Sprint Communications, Inc., 6.00%, 11/15/22	50,000	53,125
		165,485
TOTAL CORPORATE BONDS (Cost $46,393,967)		47,616,687
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 21.9%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.9%
FHLMC, VRN, 1.81%, 7/15/17	104,986	108,947
FHLMC, VRN, 1.91%, 7/15/17	101,038	104,549
FHLMC, VRN, 1.99%, 7/15/17	112,876	117,365
FHLMC, VRN, 2.32%, 7/15/17	361,246	365,280
FHLMC, VRN, 3.21%, 7/15/17	112,186	117,209
FHLMC, VRN, 3.22%, 7/15/17	142,139	149,825
FHLMC, VRN, 3.52%, 7/15/17	81,407	83,623
FHLMC, VRN, 3.63%, 7/15/17	39,032	41,333
FHLMC, VRN, 3.67%, 7/15/17	206,325	215,149
FHLMC, VRN, 3.74%, 7/15/17	152,371	159,105
FHLMC, VRN, 4.07%, 7/15/17	128,385	132,344
FHLMC, VRN, 4.30%, 7/15/17	35,712	37,037
FNMA, VRN, 2.87%, 7/25/17	74,607	77,462
FNMA, VRN, 3.20%, 7/25/17	148,657	152,057
FNMA, VRN, 3.32%, 7/25/17	43,348	45,622
FNMA, VRN, 3.60%, 7/25/17	191,045	199,149

FNMA, VRN, 3.93%, 7/25/17	156,253	162,021
FNMA, VRN, 4.96%, 7/25/17	84,087	88,935
		2,357,012
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 20.0%
FHLMC, 4.50%, 6/1/21	13,453	13,832
FHLMC, 5.50%, 1/1/38	9,515	10,626
FHLMC, 5.50%, 4/1/38	55,938	62,318
FHLMC, 3.00%, 2/1/43	646,561	649,199
FHLMC, 6.50%, 7/1/47	696	745
FNMA, 3.00%, 8/14/17(3)	3,000,000	2,990,857
FNMA, 3.50%, 8/14/17(3)	2,000,000	2,050,096
FNMA, 4.00%, 8/14/17(3)	1,950,000	2,046,091
FNMA, 5.00%, 7/1/20	30,778	31,715
FNMA, 5.00%, 7/1/31	528,358	578,153
FNMA, 4.50%, 10/1/33	231,400	249,409
FNMA, 5.00%, 11/1/33	509,827	559,495
FNMA, 6.00%, 12/1/33	343,602	391,608
FNMA, 5.50%, 4/1/34	130,666	146,454
FNMA, 5.50%, 4/1/34	390,214	437,419
FNMA, 5.00%, 8/1/34	64,542	70,681
FNMA, 5.50%, 8/1/34	126,356	141,499
FNMA, 5.00%, 4/1/35	316,487	347,591
FNMA, 5.00%, 8/1/35	22,146	24,308
FNMA, 4.50%, 9/1/35	24,477	26,366
FNMA, 5.50%, 7/1/36	14,290	15,881
FNMA, 5.50%, 12/1/36	35,452	39,585
FNMA, 6.00%, 7/1/37	89,098	101,233
FNMA, 6.00%, 8/1/37	49,411	55,952
FNMA, 6.50%, 8/1/37	12,154	13,426
FNMA, 6.00%, 9/1/37	66,177	74,831
FNMA, 6.00%, 11/1/37	77,827	88,439
FNMA, 5.00%, 3/1/38	121,359	132,534
FNMA, 6.50%, 9/1/38	138,028	159,492
FNMA, 5.50%, 1/1/39	144,388	161,238
FNMA, 5.00%, 2/1/39	281,422	309,638
FNMA, 4.50%, 4/1/39	102,939	112,189
FNMA, 4.50%, 5/1/39	258,761	282,003
FNMA, 6.50%, 5/1/39	4,318	4,828
FNMA, 4.50%, 10/1/39	424,921	463,200
FNMA, 4.00%, 10/1/40	451,263	481,429
FNMA, 4.50%, 11/1/40	375,843	408,107
FNMA, 4.00%, 8/1/41	640,785	681,148
FNMA, 4.50%, 9/1/41	364,945	394,389
FNMA, 3.50%, 5/1/42	512,765	529,272
FNMA, 3.50%, 6/1/42	611,987	632,020
FNMA, 3.50%, 9/1/42	517,692	534,235
FNMA, 3.50%, 5/1/45	1,332,450	1,371,866
FNMA, 3.50%, 5/1/46	1,136,402	1,167,892
FNMA, 6.50%, 8/1/47	1,350	1,454

FNMA, 6.50%, 9/1/47	2,292	2,461
FNMA, 6.50%, 9/1/47	612	655
FNMA, 6.50%, 9/1/47	3,103	3,335
FNMA, 6.50%, 9/1/47	140	150
GNMA, 2.50%, 7/20/17(3)	600,000	584,259
GNMA, 3.00%, 7/20/17(3)	650,000	656,551
GNMA, 4.00%, 7/20/17(3)	1,250,000	1,315,332
GNMA, 5.50%, 12/15/32	139,951	157,665
GNMA, 6.00%, 9/20/38	41,003	45,857
GNMA, 5.50%, 12/20/38	102,001	112,519
GNMA, 4.50%, 6/15/39	570,773	622,997
GNMA, 4.50%, 1/15/40	272,691	293,315
GNMA, 4.50%, 4/15/40	372,328	405,896
GNMA, 4.00%, 11/20/40	787,410	830,894
GNMA, 3.50%, 6/20/42	830,513	864,704
GNMA, 2.50%, 7/20/46	613,221	597,776
		25,539,109
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $27,730,151)		27,896,121
U.S. TREASURY SECURITIES — 13.2%
U.S. Treasury Bonds, 3.50%, 2/15/39	400,000	452,617
U.S. Treasury Bonds, 4.375%, 11/15/39	700,000	893,375
U.S. Treasury Bonds, 4.625%, 2/15/40	300,000	396,094
U.S. Treasury Bonds, 3.125%, 11/15/41	200,000	212,086
U.S. Treasury Bonds, 3.125%, 2/15/42	300,000	318,141
U.S. Treasury Bonds, 3.00%, 5/15/42	700,000	726,004
U.S. Treasury Bonds, 2.875%, 5/15/43	350,000	353,896
U.S. Treasury Bonds, 3.125%, 8/15/44(4)	1,200,000	1,269,867
U.S. Treasury Bonds, 3.00%, 11/15/44	1,450,000	1,498,908
U.S. Treasury Bonds, 2.50%, 2/15/45	900,000	841,465
U.S. Treasury Bonds, 3.00%, 5/15/45	650,000	670,973
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	1,377,243	1,329,015
U.S. Treasury Notes, 0.75%, 10/31/17	800,000	799,112
U.S. Treasury Notes, 1.00%, 5/15/18	1,000,000	997,656
U.S. Treasury Notes, 1.375%, 7/31/18	900,000	900,791
U.S. Treasury Notes, 1.25%, 11/15/18	500,000	499,424
U.S. Treasury Notes, 1.125%, 1/31/19	2,000,000	1,993,086
U.S. Treasury Notes, 1.625%, 7/31/19	1,200,000	1,205,719
U.S. Treasury Notes, 1.375%, 1/15/20	1,100,000	1,097,336
U.S. Treasury Notes, 1.875%, 1/31/22	300,000	300,393
TOTAL U.S. TREASURY SECURITIES (Cost $16,660,996)		16,755,958
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 8.0%
Private Sponsor Collateralized Mortgage Obligations — 6.0%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.45%, 7/1/17	114,582	114,502
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.91%, 7/1/17	236,731	236,626
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 3.27%, 7/1/17	64,274	62,697
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.08%, 8/1/17	249,372	246,984
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	137,773	140,745
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	2,099	2,094

Credit Suisse First Boston Mortgage Securities Corp., Series 2005-3, Class 1A1, VRN, 5.44%, 7/1/17	190,981	183,370
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 3.18%, 8/1/17	106,999	105,714
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 3.10%, 8/1/17	115,200	113,133
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.99%, 8/1/17	161,832	144,671
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.11%, 7/1/17	196,192	199,920
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.66%, 7/1/17	95,033	94,927
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.20%, 7/1/17	362,352	350,394
JPMorgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 7.15%, 7/1/17	33,830	35,363
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.19%, 8/1/17	112,705	115,768
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.16%, 7/25/17	191,352	188,948
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, VRN, 2.75%, 8/1/17(1)	250,000	252,314
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 7/1/17(1)	235,669	246,869
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 7/1/17	36,683	37,224
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.26%, 7/1/17	128,864	129,290
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 2.99%, 7/25/17	191,663	187,348
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 2.93%, 7/1/17	151,483	152,162
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 2A1, 5.50%, 1/25/36	163,438	163,430
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	136,286	135,263
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 3.31%, 7/1/17	75,529	75,818
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-6, Class 1A16 SEQ, 5.75%, 5/25/36	128,929	129,543
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	661,997	651,705
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 3.25%, 7/1/17	150,747	146,312
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 3.27%, 7/1/17	151,082	149,535
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 4A1, VRN, 3.17%, 7/1/17	307,831	309,601
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 3.32%, 7/1/17	183,709	184,337
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 3.28%, 7/1/17	199,304	189,871
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 3.06%, 7/1/17	91,583	86,235
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 3.27%, 7/1/17	216,016	210,708
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 3.03%, 7/1/17	112,040	104,222
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 3.33%, 7/1/17	219,282	208,521
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 2A9, 6.00%, 7/25/37	193,110	189,839
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	181,207	182,594
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	198,550	200,070
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-2, Class 3A2, 5.25%, 3/25/37	75,514	77,381
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 1A5 SEQ, 6.00%, 7/25/37	273,510	275,768
Wells Fargo-Mortgage Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	227,156	227,304
Wells Fargo-Mortgage Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	232,333	234,543
Wells Fargo-Mortgage Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	36,384	37,365
Wells Fargo-Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	76,841	80,508
Wells Fargo-Mortgage Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.39%, 7/1/17	108,004	104,858
		7,696,394
U.S. Government Agency Collateralized Mortgage Obligations — 2.0%
FHLMC, Series 2015-HQ2, Class M3, VRN, 4.47%, 7/25/17	175,000	193,166
FHLMC, Series 2017-HQA2, Class M1, VRN, 1.96%, 7/25/17	300,000	301,148
FHLMC, Series 3397, Class GF, VRN, 1.66%, 7/15/17	134,228	135,070
FNMA, Series 2006-43, Class FM, VRN, 1.52%, 7/25/17	43,272	43,233
FNMA, Series 2007-36, Class FB, VRN, 1.62%, 7/25/17	225,867	226,622
FNMA, Series 2014-C02, Class 1M2, VRN, 3.82%, 7/25/17	200,000	211,579
FNMA, Series 2014-C02, Class 2M2, VRN, 3.82%, 7/25/17	275,000	287,600

FNMA, Series 2016-C03, Class 2M2, VRN, 7.12%, 7/25/17	200,000	233,496
FNMA, Series 2016-C05, Class 2M2, VRN, 5.67%, 7/25/17	175,000	193,206
FNMA, Series 2017-C01, Class 1M2, VRN, 4.77%, 7/25/17	400,000	422,922
FNMA, Series 2017-C03, Class 1M2, VRN, 4.22%, 7/25/17	225,000	231,356
		2,479,398
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,985,710)		10,175,792
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 7.2%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)	450,000	457,010
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	400,000	410,360
BBG Mortgage Trust, Series 2017-BBG, Class A, VRN, 1.80%, 7/15/17(1)	450,000	450,281
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.86%, 7/1/17	370,000	400,340
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 7/1/17	400,000	420,717
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 8/1/17	450,000	476,495
Commercial Mortgage Trust, Series 2014-UBS5, Class B, VRN, 4.51%, 7/1/17	625,000	653,935
Commercial Mortgage Trust, Series 2015-CR22, Class B, VRN, 3.93%, 7/1/17	400,000	406,156
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	150,000	145,471
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(1)	350,000	357,666
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)	250,000	255,114
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, VRN, 3.76%, 7/1/17	400,000	408,608
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 3.08%, 7/3/17(1)	525,000	513,429
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 7/10/17(1)	350,000	359,981
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class AS SEQ, 4.00%, 8/15/47	300,000	313,189
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 7/1/17	320,000	331,108
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, 3/15/50	350,000	359,942
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, VRN, 5.14%, 7/1/17	260,000	267,510
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class AS SEQ, 3.06%, 8/15/49	400,000	391,350
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, VRN, 3.46%, 7/1/17	379,000	374,563
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 8/1/17(1)	325,000	329,899
UBS Commercial Mortgage Securities Trust, Series 2017-C1, Class A3, 3.20%, 6/15/50	400,000	400,816
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4, 3.19%, 7/15/50(5)	725,000	726,461
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $9,223,234)		9,210,401
ASSET-BACKED SECURITIES(2) — 6.0%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(1)	450,000	451,395
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	250,000	253,787
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	212,468	213,243
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 2.46%, 7/17/17(1)	548,742	554,015
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 8/1/17(1)	250,000	260,273
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(1)	178,377	178,403
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(1)	232,597	232,627
Enterprise Fleet Financing LLC, Series 2016-2, Class A2 SEQ, 1.74%, 2/22/22(1)	701,419	700,866
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 SEQ, 1.97%, 1/20/23(1)	500,000	499,974
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, VRN, 2.22%, 7/10/17(1)	264,973	265,819
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(1)	375,000	373,891
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	47,348	47,219
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	183,300	180,505
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	201,290	201,509
Honda Auto Receivables Owner Trust, Series 2017-1, Class A2 SEQ, 1.42%, 7/22/19	300,000	299,995
Hyundai Auto Receivables Trust, Series 2017-A, Class A2A SEQ, 1.48%, 2/18/20	350,000	350,195

Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 2.41%, 7/17/17(1)	112,113	112,396
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	138,275	137,881
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	132,851	132,280
Progress Residential Trust, Series 2016-SFR2, Class A, VRN, 2.57%, 7/17/17(1)	225,000	228,665
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	280,934	283,585
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(1)	179,779	179,449
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 7/20/17(1)	95,521	95,586
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(1)	151,304	151,138
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)	286,007	286,232
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	238,670	241,267
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	238,640	238,600
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	80,555	83,979
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	390,269	389,224
TOTAL ASSET-BACKED SECURITIES (Cost $7,603,444)		7,623,998
MUTUAL FUNDS(6) — 4.9%
Emerging Markets Debt Fund R6 Class (Cost $5,968,292)	602,823	6,233,185
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.9%
Brazil — 0.1%
Brazilian Government International Bond, 4.875%, 1/22/21	190,000	199,405
Chile — 0.1%
Chile Government International Bond, 3.625%, 10/30/42	100,000	99,835
Colombia — 0.3%
Colombia Government International Bond, 4.375%, 7/12/21	330,000	351,945
Italy — 0.1%
Republic of Italy Government International Bond, 6.875%, 9/27/23	80,000	94,313
Mexico — 0.5%
Mexico Government International Bond, 4.125%, 1/21/26	200,000	208,400
Mexico Government International Bond, 4.15%, 3/28/27	400,000	414,700
		623,100
Peru — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50	90,000	109,260
Philippines — 0.2%
Philippine Government International Bond, 4.00%, 1/15/21	100,000	106,596
Philippine Government International Bond, 6.375%, 10/23/34	100,000	134,738
		241,334
Poland — 0.1%
Republic of Poland Government International Bond, 5.125%, 4/21/21	60,000	66,169
Republic of Poland Government International Bond, 3.00%, 3/17/23	100,000	101,868
		168,037
Saudi Arabia — 0.1%
Saudi Government International Bond, 2.375%, 10/26/21(1)	200,000	197,039
South Africa — 0.1%
Republic of South Africa Government International Bond, 4.67%, 1/17/24	100,000	101,458
Turkey — 0.1%
Turkey Government International Bond, 3.25%, 3/23/23	200,000	187,984

Uruguay — 0.1%
Uruguay Government International Bond, 4.125%, 11/20/45	80,000	74,000
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,356,528)		2,447,710
MUNICIPAL SECURITIES — 1.8%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	180,000	253,372
Chicago GO, 7.05%, 1/1/29	50,000	52,154
City Public Service Board of San Antonio Rev., 5.99%, 2/1/39	50,000	65,296
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	80,000	109,627
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	50,000	70,007
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	50,000	59,994
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	40,000	58,448
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	80,000	91,399
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	65,000	81,663
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	75,000	88,541
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	175,000	211,993
Sacramento Municipal Utility District Electric Rev., 6.16%, 5/15/36	150,000	189,814
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	85,000	100,839
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	50,000	63,167
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	35,000	51,390
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	100,000	123,346
State of California GO, 6.65%, 3/1/22	40,000	47,032
State of California GO, 7.55%, 4/1/39	130,000	198,886
State of California GO, 7.30%, 10/1/39	10,000	14,658
State of California GO, (Building Bonds), 7.60%, 11/1/40	25,000	39,034
State of Illinois GO, 5.88%, 3/1/19	55,000	57,182
State of Illinois GO, 5.10%, 6/1/33	40,000	37,559
State of Kansas Department of Transportation Rev., 4.60%, 9/1/35	45,000	51,758
State of Oregon Department of Transportation Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	40,000	51,646
State of Washington GO, 5.14%, 8/1/40	90,000	110,267
TOTAL MUNICIPAL SECURITIES (Cost $1,831,772)		2,279,072
U.S. GOVERNMENT AGENCY SECURITIES — 1.1%
FNMA, 2.125%, 4/24/26	150,000	146,243
FNMA, 6.625%, 11/15/30	900,000	1,289,670
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,299,856)		1,435,913
TEMPORARY CASH INVESTMENTS — 4.3%
Repurchase Agreement, BMO Capital Markets Corp.,(collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 2/28/18 - 5/15/43, valued at $2,272,024), in a joint trading account at 0.88%, dated 6/30/17, due 7/3/17 (Delivery value $2,217,744)		2,217,581
Repurchase Agreement, Fixed Income Clearing Corp.,(collateralized by various U.S. Treasury obligations, 1.00%, 2/15/46, valued at $3,356,109), at 0.34%, dated 6/30/17, due 7/3/17 (Delivery value $3,287,093)		3,287,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	29,316	29,316
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,533,897)		5,533,897
TOTAL INVESTMENT SECURITIES — 107.7% (Cost $134,587,847)		137,208,734
OTHER ASSETS AND LIABILITIES(7) — (7.7)%		(9,817,682)
TOTAL NET ASSETS — 100.0%		$127,391,052

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	373,341	CLP	249,671,653	JPMorgan Chase Bank N.A.	9/21/17	(1,929)
USD	143,033	EUR	126,316	JPMorgan Chase Bank N.A.	9/21/17	(1,828)
USD	267,081	GBP	205,542	Credit Suisse AG	9/21/17	(1,266)
USD	394,154	HUF	107,379,291	Goldman Sachs & Co.	9/21/17	(4,236)
TRY	4,444,171	USD	1,221,698	JPMorgan Chase Bank N.A.	9/21/17	13,461
						4,202

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
18	U.S. Treasury 10-Year Notes	September 2017	2,259,562	(13,056)
1	U.S. Treasury Long Bonds	September 2017	153,688	(2)
29	U.S. Treasury 2-Year Notes	September 2017	6,267,172	(8,675)
59	U.S. Treasury 5-Year Notes	September 2017	6,952,320	(22,258)
			15,632,742	(43,991)

Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
33	Euro-Bobl 5-Year Bonds	September 2017	4,963,897	49,245
11	Euro-Bund 10-Year Bonds	September 2017	2,033,677	30,889
20	U.K. Gilt 10-Year Bonds	September 2017	3,270,972	70,823
			10,268,546	150,957

SWAP AGREEMENTS
CENTRALLY CLEARED CREDIT DEFAULT*
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Markit CDX North America High Yield Index Series 27	1,831,500	Sell	5.00	12/20/21	3.10	44,136	139,964
Markit CDX North America Investment Grade Index Series 27	500,000	Sell	1.00	12/20/21	0.52	5,599	10,403
						49,735	150,367

TOTAL RETURN
Counterparty	Notional Amount ($)	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate (%)	Termination Date	Unrealized Appreciation (Depreciation) ($)
Bank of America N.A.	1,300,000	CPURNSA	Receive	2.26	11/15/26	(28,380)
Bank of America N.A.	1,300,000	CPURNSA	Receive	2.29	11/16/26	(31,786)
Bank of America N.A.	1,300,000	CPURNSA	Receive	2.28	11/21/26	(30,402)
						(90,568)

*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
CLP	-	Chilean Peso
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HUF	-	Hungarian Forint
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
TRY	-	Turkish Lira
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $16,643,636, which represented 13.1% of total net assets.

(2)	Final maturity date indicated, unless otherwise noted.

(3)	Forward commitment. Settlement date is indicated.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $363,821.

(5)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(6)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(7)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	47,616,687	—
U.S. Government Agency Mortgage-Backed Securities	—	27,896,121	—
U.S. Treasury Securities	—	16,755,958	—
Collateralized Mortgage Obligations	—	10,175,792	—
Commercial Mortgage-Backed Securities	—	9,210,401	—
Asset-Backed Securities	—	7,623,998	—
Mutual Funds	6,233,185	—	—
Sovereign Governments and Agencies	—	2,447,710	—
Municipal Securities	—	2,279,072	—
U.S. Government Agency Securities	—	1,435,913	—
Temporary Cash Investments	29,316	5,504,581	—
	6,262,501	130,946,233	—
Other Financial Instruments
Futures Contracts	—	150,957	—
Swap Agreements	—	150,367	—
Forward Foreign Currency Exchange Contracts	—	13,461	—
	—	314,785	—

Liabilities
Other Financial Instruments
Futures Contracts	43,991	—	—
Swap Agreements	—	90,568	—
Forward Foreign Currency Exchange Contracts	—	9,259	—
	43,991	99,827	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended June 30, 2017 follows:

Affiliated Fund(1)	Beginning Value ($)	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(2) ($)	Ending Value ($)
Emerging Markets Debt Fund R6 Class	6,140,769	56,700	—	—	56,030	6,233,185

(1) Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

4. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$134,605,064
Gross tax appreciation of investments	$3,420,314
Gross tax depreciation of investments	(816,644)
Net tax appreciation (depreciation) of investments	$2,603,670

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Diversified Bond Fund
June 30, 2017

Diversified Bond - Schedule of Investments
JUNE 30, 2017 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 31.7%
Aerospace and Defense — 0.3%
Boeing Co. (The), 2.20%, 10/30/22		3,070,000	3,030,081
Lockheed Martin Corp., 4.25%, 11/15/19		1,990,000	2,096,853
Lockheed Martin Corp., 3.55%, 1/15/26		5,290,000	5,491,866
Lockheed Martin Corp., 3.80%, 3/1/45		3,160,000	3,128,507
Rockwell Collins, Inc., 4.35%, 4/15/47		1,580,000	1,662,113
United Technologies Corp., 6.05%, 6/1/36		1,868,000	2,412,804
United Technologies Corp., 3.75%, 11/1/46		3,520,000	3,461,153
			21,283,377
Auto Components — 0.1%
Tenneco, Inc., 5.00%, 7/15/26		2,960,000	3,000,700
ZF North America Capital, Inc., 4.00%, 4/29/20(1)		3,100,000	3,220,125
			6,220,825
Automobiles — 1.0%
Ford Motor Co., 4.35%, 12/8/26		4,830,000	4,983,623
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		3,390,000	3,477,506
Ford Motor Credit Co. LLC, 2.68%, 1/9/20		6,190,000	6,234,939
Ford Motor Credit Co. LLC, 8.125%, 1/15/20		3,500,000	3,980,991
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		8,810,000	9,832,400
General Motors Co., 5.00%, 4/1/35		3,640,000	3,663,216
General Motors Financial Co., Inc., 3.25%, 5/15/18		5,570,000	5,636,562
General Motors Financial Co., Inc., 3.10%, 1/15/19		5,030,000	5,100,787
General Motors Financial Co., Inc., 3.15%, 1/15/20		6,350,000	6,462,262
General Motors Financial Co., Inc., 3.20%, 7/6/21		4,620,000	4,675,773
General Motors Financial Co., Inc., 5.25%, 3/1/26		7,740,000	8,375,113
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(1)		2,200,000	2,249,500
			64,672,672
Banks — 4.6%
Banco Inbursa SA Institucion de Banca Multiple, 4.375%, 4/11/27(1)		4,900,000	4,913,230
Bank of America Corp., MTN, 5.625%, 7/1/20		12,230,000	13,397,708
Bank of America Corp., MTN, 4.00%, 4/1/24		3,300,000	3,461,297
Bank of America Corp., MTN, 4.20%, 8/26/24		7,600,000	7,891,901
Bank of America Corp., MTN, 4.00%, 1/22/25		10,500,000	10,694,155
Bank of America Corp., MTN, 5.00%, 1/21/44		1,540,000	1,760,850
Bank of America Corp., MTN, VRN, 3.82%, 1/20/27		4,000,000	4,074,744
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47		2,450,000	2,604,869
Bank of America N.A., 6.00%, 10/15/36		3,330,000	4,221,198
Banque Federative du Credit Mutuel SA, 2.00%, 4/12/19(1)		2,960,000	2,960,548
Barclays Bank plc, 5.14%, 10/14/20		1,760,000	1,884,971
Barclays Bank plc, MTN, VRN, 6.75%, 1/16/18	GBP	4,739,000	6,334,514
Barclays plc, 4.375%, 1/12/26		$3,500,000	3,643,731
Barclays plc, 4.95%, 1/10/47		2,500,000	2,682,245
BPCE SA, 3.00%, 5/22/22(1)		4,760,000	4,806,372
BPCE SA, 5.15%, 7/21/24(1)		3,580,000	3,830,722

Branch Banking & Trust Co., 3.625%, 9/16/25		1,653,000	1,721,186
Branch Banking & Trust Co., 3.80%, 10/30/26		2,850,000	2,991,024
Capital One Financial Corp., 4.20%, 10/29/25		7,305,000	7,379,350
Capital One N.A., 2.35%, 8/17/18		2,900,000	2,912,467
Citigroup, Inc., 1.75%, 5/1/18		6,194,000	6,192,569
Citigroup, Inc., 2.90%, 12/8/21		3,700,000	3,740,904
Citigroup, Inc., 2.75%, 4/25/22		5,530,000	5,536,448
Citigroup, Inc., 4.05%, 7/30/22		1,660,000	1,737,129
Citigroup, Inc., 3.20%, 10/21/26		7,500,000	7,303,388
Citigroup, Inc., 4.45%, 9/29/27		19,485,000	20,291,952
Commerzbank AG, 8.125%, 9/19/23(1)		1,330,000	1,606,385
Cooperatieve Rabobank UA, 3.875%, 2/8/22		4,280,000	4,542,980
Cooperatieve Rabobank UA, 3.95%, 11/9/22		2,270,000	2,373,385
Fifth Third Bank, 2.875%, 10/1/21		3,210,000	3,272,508
HBOS plc, MTN, 6.75%, 5/21/18(1)		5,140,000	5,347,461
HSBC Bank plc, 4.125%, 8/12/20(1)		7,303,000	7,714,356
HSBC Bank plc, MTN, 6.50%, 7/7/23	GBP	2,150,000	3,481,336
HSBC Bank USA N.A., 5.875%, 11/1/34		$1,760,000	2,169,631
Huntington Bancshares, Inc., 2.30%, 1/14/22		4,580,000	4,515,537
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)		1,580,000	1,604,833
JPMorgan Chase & Co., 2.25%, 1/23/20		10,220,000	10,254,697
JPMorgan Chase & Co., 2.55%, 3/1/21		4,290,000	4,312,904
JPMorgan Chase & Co., 4.625%, 5/10/21		6,700,000	7,225,896
JPMorgan Chase & Co., 3.25%, 9/23/22		5,020,000	5,147,684
JPMorgan Chase & Co., 3.875%, 9/10/24		8,505,000	8,783,930
JPMorgan Chase & Co., 3.125%, 1/23/25		15,400,000	15,326,557
JPMorgan Chase & Co., 4.95%, 6/1/45		3,300,000	3,695,218
JPMorgan Chase & Co., VRN, 3.54%, 5/1/27		6,000,000	6,040,542
KeyBank N.A., MTN, 3.40%, 5/20/26		3,300,000	3,283,427
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20		4,000,000	4,259,016
Royal Bank of Canada, MTN, 2.125%, 3/2/20		9,620,000	9,639,634
SunTrust Bank, 3.30%, 5/15/26		3,950,000	3,868,326
Turkiye Garanti Bankasi AS, 5.875%, 3/16/23(1)		6,200,000	6,427,670
U.S. Bancorp, MTN, 3.00%, 3/15/22		1,310,000	1,345,226
U.S. Bancorp, MTN, 3.60%, 9/11/24		2,820,000	2,932,174
U.S. Bank N.A., 2.80%, 1/27/25		2,820,000	2,796,120
Wells Fargo & Co., 3.07%, 1/24/23		3,770,000	3,822,520
Wells Fargo & Co., 4.125%, 8/15/23		2,170,000	2,296,422
Wells Fargo & Co., 5.61%, 1/15/44		3,300,000	3,938,171
Wells Fargo & Co., MTN, 2.60%, 7/22/20		11,110,000	11,270,662
Wells Fargo & Co., MTN, 3.55%, 9/29/25		3,240,000	3,297,921
Wells Fargo & Co., MTN, 4.10%, 6/3/26		2,850,000	2,951,226
Wells Fargo & Co., MTN, 4.65%, 11/4/44		2,890,000	3,046,745
Wells Fargo & Co., MTN, 4.75%, 12/7/46		2,200,000	2,357,984
Wells Fargo & Co., MTN, VRN, 3.58%, 5/22/27		3,200,000	3,237,456
			307,156,012
Beverages — 0.9%
Anheuser-Busch InBev Finance, Inc., 1.90%, 2/1/19		9,590,000	9,615,462
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23		10,490,000	10,813,868

Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26	5,100,000	5,264,286
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	10,720,000	12,164,584
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	5,160,000	5,616,072
Constellation Brands, Inc., 4.75%, 12/1/25	6,720,000	7,374,232
Molson Coors Brewing Co., 3.00%, 7/15/26	5,610,000	5,407,064
		56,255,568
Biotechnology — 1.6%
AbbVie, Inc., 2.50%, 5/14/20	7,680,000	7,773,650
AbbVie, Inc., 2.90%, 11/6/22	9,130,000	9,226,075
AbbVie, Inc., 3.60%, 5/14/25	3,970,000	4,056,721
AbbVie, Inc., 4.40%, 11/6/42	2,810,000	2,893,617
AbbVie, Inc., 4.45%, 5/14/46	1,150,000	1,193,567
Amgen, Inc., 2.20%, 5/22/19	10,600,000	10,669,896
Amgen, Inc., 2.65%, 5/11/22	10,080,000	10,123,778
Amgen, Inc., 4.66%, 6/15/51	4,170,000	4,442,664
Biogen, Inc., 2.90%, 9/15/20	8,905,000	9,101,934
Biogen, Inc., 3.625%, 9/15/22	5,390,000	5,643,179
Celgene Corp., 3.25%, 8/15/22	6,640,000	6,833,244
Celgene Corp., 3.875%, 8/15/25	9,950,000	10,409,829
Celgene Corp., 5.00%, 8/15/45	1,400,000	1,584,773
Gilead Sciences, Inc., 4.40%, 12/1/21	6,230,000	6,724,145
Gilead Sciences, Inc., 3.65%, 3/1/26	11,010,000	11,352,466
Gilead Sciences, Inc., 4.15%, 3/1/47	2,120,000	2,140,394
		104,169,932
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25	3,800,000	4,077,780
Masco Corp., 4.375%, 4/1/26	1,700,000	1,821,890
		5,899,670
Capital Markets — 0.1%
Jefferies Group LLC, 5.125%, 4/13/18	2,860,000	2,934,126
Jefferies Group LLC, 4.85%, 1/15/27	2,020,000	2,114,170
		5,048,296
Chemicals — 0.3%
Ashland LLC, 4.75%, 8/15/22	2,000,000	2,100,000
Dow Chemical Co. (The), 4.375%, 11/15/42	2,910,000	3,021,153
Ecolab, Inc., 4.35%, 12/8/21	3,104,000	3,378,602
LyondellBasell Industries NV, 5.00%, 4/15/19	1,691,000	1,768,546
LyondellBasell Industries NV, 4.625%, 2/26/55	2,070,000	2,039,782
Mosaic Co. (The), 5.625%, 11/15/43	1,610,000	1,651,364
Sherwin-Williams Co. (The), 3.45%, 6/1/27	3,000,000	3,027,546
		16,986,993
Commercial Services and Supplies — 0.1%
Republic Services, Inc., 3.55%, 6/1/22	4,170,000	4,344,402
Waste Management, Inc., 4.10%, 3/1/45	3,520,000	3,709,654
		8,054,056
Communications Equipment — 0.1%
Cisco Systems, Inc., 3.00%, 6/15/22	2,720,000	2,798,904
CommScope Technologies LLC, 5.00%, 3/15/27(1)	3,090,000	3,090,000
		5,888,904

Construction Materials†
Owens Corning, 4.20%, 12/15/22		2,830,000	2,989,004
Consumer Finance — 0.9%
American Express Credit Corp., 2.60%, 9/14/20		1,655,000	1,679,779
American Express Credit Corp., MTN, 2.20%, 3/3/20		12,000,000	12,060,792
American Express Credit Corp., MTN, 2.25%, 5/5/21		7,890,000	7,881,392
American Express Credit Corp., MTN, 3.30%, 5/3/27		2,650,000	2,645,346
Capital One Bank USA N.A., 2.30%, 6/5/19		3,370,000	3,374,708
Capital One Bank USA N.A., 3.375%, 2/15/23		4,900,000	4,947,481
CIT Group, Inc., 5.00%, 8/15/22		2,890,000	3,121,200
Discover Bank, 3.45%, 7/27/26		5,790,000	5,611,390
Equifax, Inc., 3.30%, 12/15/22		2,420,000	2,477,785
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20		1,900,000	2,035,375
PNC Bank N.A., 1.95%, 3/4/19		5,200,000	5,210,816
PNC Bank N.A., 3.80%, 7/25/23		3,100,000	3,258,382
Synchrony Financial, 2.60%, 1/15/19		2,310,000	2,323,220
Synchrony Financial, 3.00%, 8/15/19		2,000,000	2,029,272
			58,656,938
Containers and Packaging — 0.2%
Ball Corp., 4.00%, 11/15/23		3,180,000	3,263,475
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		4,810,000	5,050,500
WestRock RKT Co., 4.00%, 3/1/23		3,410,000	3,574,989
			11,888,964
Diversified Consumer Services — 0.1%
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47		1,600,000	1,595,850
Catholic Health Initiatives, 2.95%, 11/1/22		2,420,000	2,368,824
George Washington University (The), 3.55%, 9/15/46		1,805,000	1,674,397
			5,639,071
Diversified Financial Services — 3.0%
Ally Financial, Inc., 3.60%, 5/21/18		3,000,000	3,041,250
Ally Financial, Inc., 4.625%, 3/30/25		3,650,000	3,751,945
Banco Santander SA, 3.50%, 4/11/22		5,400,000	5,532,208
BNP Paribas SA, 4.375%, 9/28/25(1)		3,950,000	4,101,842
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	4,450,000	7,534,663
Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/20		$9,590,000	9,777,408
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21		5,500,000	5,650,475
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20		17,331,000	17,476,459
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35		2,500,000	2,729,078
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19		12,700,000	12,740,361
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20		10,120,000	10,930,855
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		6,320,000	7,119,113
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		5,710,000	5,778,069
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25		5,240,000	5,426,324
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26		6,280,000	6,254,773
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45		1,500,000	1,672,710
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		5,070,000	5,643,016
HSBC Holdings plc, 2.95%, 5/25/21		8,000,000	8,105,432
HSBC Holdings plc, 4.30%, 3/8/26		4,980,000	5,305,597
HSBC Holdings plc, 4.375%, 11/23/26		6,200,000	6,446,276

HSBC Holdings plc, VRN, 3.26%, 3/13/22	4,900,000	4,995,550
Morgan Stanley, 2.75%, 5/19/22	5,110,000	5,111,783
Morgan Stanley, 4.375%, 1/22/47	1,650,000	1,728,189
Morgan Stanley, MTN, 5.625%, 9/23/19	14,340,000	15,414,424
Morgan Stanley, MTN, 3.70%, 10/23/24	9,830,000	10,098,615
Morgan Stanley, MTN, 4.00%, 7/23/25	14,830,000	15,495,971
S&P Global, Inc., 3.30%, 8/14/20	1,710,000	1,754,215
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(1)	8,150,000	8,346,676
UBS Group Funding Switzerland AG, 4.125%, 9/24/25(1)	2,930,000	3,074,824
		201,038,101
Diversified Telecommunication Services — 1.7%
AT&T, Inc., 2.30%, 3/11/19	5,939,000	5,976,885
AT&T, Inc., 5.00%, 3/1/21	2,340,000	2,533,452
AT&T, Inc., 3.875%, 8/15/21	3,160,000	3,304,611
AT&T, Inc., 3.60%, 2/17/23	3,400,000	3,483,616
AT&T, Inc., 4.45%, 4/1/24	1,610,000	1,697,359
AT&T, Inc., 3.40%, 5/15/25	12,480,000	12,291,053
AT&T, Inc., 6.55%, 2/15/39	4,493,000	5,471,894
AT&T, Inc., 4.30%, 12/15/42	4,220,000	3,938,716
AT&T, Inc., 5.45%, 3/1/47	2,000,000	2,164,054
British Telecommunications plc, 5.95%, 1/15/18	6,030,000	6,166,013
CenturyLink, Inc., Series Q, 6.15%, 9/15/19	3,300,000	3,522,750
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(1)	5,450,000	5,556,466
Frontier Communications Corp., 8.50%, 4/15/20	1,336,000	1,407,810
Ooredoo Tamweel Ltd., 3.04%, 12/3/18	10,000,000	10,005,428
Orange SA, 4.125%, 9/14/21	2,200,000	2,340,987
Orange SA, 5.50%, 2/6/44	1,570,000	1,883,746
Telefonica Emisiones SAU, 5.46%, 2/16/21	4,410,000	4,851,295
Telefonica Emisiones SAU, 4.10%, 3/8/27	3,100,000	3,209,477
Telefonica Emisiones SAU, 5.21%, 3/8/47	1,920,000	2,084,308
Verizon Communications, Inc., 3.65%, 9/14/18	4,000,000	4,089,936
Verizon Communications, Inc., 2.625%, 8/15/26	5,460,000	5,044,838
Verizon Communications, Inc., 4.125%, 3/16/27	5,000,000	5,174,745
Verizon Communications, Inc., 5.05%, 3/15/34	8,240,000	8,756,722
Verizon Communications, Inc., 4.75%, 11/1/41	1,890,000	1,888,981
Verizon Communications, Inc., 4.86%, 8/21/46	5,045,000	5,063,339
Verizon Communications, Inc., 5.01%, 8/21/54	2,984,000	2,963,070
		114,871,551
Energy Equipment and Services — 0.1%
Ensco plc, 5.20%, 3/15/25	770,000	629,475
Halliburton Co., 3.80%, 11/15/25	3,300,000	3,388,113
		4,017,588
Equity Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp., 5.05%, 9/1/20	2,000,000	2,155,726
American Tower Corp., 3.375%, 10/15/26	6,910,000	6,774,730
AvalonBay Communities, Inc., MTN, 3.35%, 5/15/27	1,750,000	1,757,653
Boston Properties LP, 3.65%, 2/1/26	3,230,000	3,274,736
Crown Castle International Corp., 5.25%, 1/15/23	3,240,000	3,603,032
Crown Castle International Corp., 4.45%, 2/15/26	3,630,000	3,862,770

Essex Portfolio LP, 3.625%, 8/15/22	3,120,000	3,214,286
Essex Portfolio LP, 3.25%, 5/1/23	1,712,000	1,717,819
Hospitality Properties Trust, 4.65%, 3/15/24	2,850,000	2,970,176
Kilroy Realty LP, 3.80%, 1/15/23	3,750,000	3,869,021
Kilroy Realty LP, 4.375%, 10/1/25	1,610,000	1,691,397
Kimco Realty Corp., 2.80%, 10/1/26	3,910,000	3,615,108
Simon Property Group LP, 3.25%, 11/30/26	2,740,000	2,725,432
Ventas Realty LP, 4.125%, 1/15/26	2,600,000	2,678,881
VEREIT Operating Partnership LP, 4.125%, 6/1/21	4,538,000	4,756,096
Welltower, Inc., 3.75%, 3/15/23	4,490,000	4,664,113
		53,330,976
Food and Staples Retailing — 0.7%
CVS Health Corp., 3.50%, 7/20/22	5,400,000	5,605,772
CVS Health Corp., 5.125%, 7/20/45	3,840,000	4,425,404
Dollar General Corp., 3.25%, 4/15/23	2,950,000	3,008,106
Kroger Co. (The), 3.30%, 1/15/21	6,235,000	6,378,249
Kroger Co. (The), 3.875%, 10/15/46	2,680,000	2,374,609
Mondelez International Holdings Netherlands BV, 1.625%, 10/28/19(1)	9,400,000	9,317,374
Sysco Corp., 3.30%, 7/15/26	1,600,000	1,590,541
Target Corp., 2.50%, 4/15/26	5,290,000	5,021,485
Wal-Mart Stores, Inc., 4.30%, 4/22/44	6,070,000	6,749,245
		44,470,785
Food Products — 0.2%
Kraft Heinz Foods Co., 3.95%, 7/15/25	4,890,000	5,051,619
Kraft Heinz Foods Co., 5.20%, 7/15/45	2,100,000	2,285,728
Kraft Heinz Foods Co., 4.375%, 6/1/46	2,220,000	2,172,337
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)	4,280,000	4,429,800
		13,939,484
Gas Utilities — 1.5%
Boardwalk Pipelines LP, 4.45%, 7/15/27	1,880,000	1,928,871
Enbridge Energy Partners LP, 6.50%, 4/15/18	2,470,000	2,558,120
Enbridge Energy Partners LP, 5.20%, 3/15/20	1,010,000	1,071,668
Enbridge, Inc., 4.00%, 10/1/23	2,630,000	2,764,651
Enbridge, Inc., 4.50%, 6/10/44	2,130,000	2,095,392
Energy Transfer Equity LP, 7.50%, 10/15/20	2,120,000	2,379,700
Energy Transfer LP, 3.60%, 2/1/23	3,530,000	3,556,637
Energy Transfer LP, 4.90%, 3/15/35	3,470,000	3,387,553
Energy Transfer LP, 6.50%, 2/1/42	1,880,000	2,109,112
Enterprise Products Operating LLC, 5.20%, 9/1/20	7,370,000	8,004,100
Enterprise Products Operating LLC, 4.85%, 3/15/44	7,480,000	7,969,805
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	2,500,000	2,572,500
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	3,360,000	3,698,547
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	3,040,000	3,274,721
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	4,250,000	4,832,849
Kinder Morgan, Inc., 5.55%, 6/1/45	2,260,000	2,406,676
Magellan Midstream Partners LP, 6.55%, 7/15/19	2,680,000	2,907,950
MPLX LP, 4.875%, 6/1/25	6,860,000	7,286,582
MPLX LP, 5.20%, 3/1/47	1,000,000	1,029,464
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	3,070,000	3,134,887

Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	8,970,000	9,919,717
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	5,750,000	5,776,772
Sunoco Logistics Partners Operations LP, 3.90%, 7/15/26	2,570,000	2,526,662
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	1,000,000	1,060,000
Williams Cos., Inc. (The), 3.70%, 1/15/23	1,650,000	1,633,500
Williams Partners LP, 4.125%, 11/15/20	5,003,000	5,233,003
Williams Partners LP, 5.10%, 9/15/45	3,660,000	3,811,052
		98,930,491
Health Care Equipment and Supplies — 0.7%
Abbott Laboratories, 2.00%, 9/15/18	1,560,000	1,563,549
Abbott Laboratories, 3.75%, 11/30/26	9,840,000	10,065,198
Becton Dickinson and Co., 3.73%, 12/15/24	5,961,000	6,068,692
Becton Dickinson and Co., 3.70%, 6/6/27	2,340,000	2,348,403
Medtronic, Inc., 2.50%, 3/15/20	1,900,000	1,928,147
Medtronic, Inc., 3.50%, 3/15/25	7,590,000	7,906,108
Medtronic, Inc., 4.375%, 3/15/35	5,050,000	5,566,908
Stryker Corp., 3.50%, 3/15/26	2,250,000	2,308,840
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	2,157,000	2,233,722
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	3,000,000	2,923,296
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	1,920,000	2,251,824
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	2,080,000	2,100,155
		47,264,842
Health Care Providers and Services — 0.8%
Aetna, Inc., 2.75%, 11/15/22	1,540,000	1,547,070
Ascension Health, 3.95%, 11/15/46	700,000	711,929
Cardinal Health, Inc., 1.95%, 6/14/19	8,890,000	8,903,388
Duke University Health System, Inc., 3.92%, 6/1/47	3,085,000	3,123,566
Express Scripts Holding Co., 4.50%, 2/25/26	2,570,000	2,728,731
Express Scripts Holding Co., 3.40%, 3/1/27	2,580,000	2,495,355
HCA, Inc., 3.75%, 3/15/19	5,910,000	6,042,975
HCA, Inc., 4.25%, 10/15/19	1,000,000	1,040,000
Johns Hopkins Health System Corp. (The), 3.84%, 5/15/46	1,860,000	1,866,218
Kaiser Foundation Hospitals, 4.15%, 5/1/47	1,570,000	1,633,401
Mylan NV, 3.95%, 6/15/26	2,200,000	2,233,422
NYU Hospitals Center, 4.43%, 7/1/42	2,180,000	2,253,887
Tenet Healthcare Corp., 4.625%, 7/15/24(1)	1,366,000	1,371,123
THC Escrow Corp. III, 4.625%, 7/15/24(1)	1,711,000	1,719,897
UnitedHealth Group, Inc., 2.875%, 12/15/21	5,210,000	5,327,949
UnitedHealth Group, Inc., 2.875%, 3/15/22	4,060,000	4,153,157
UnitedHealth Group, Inc., 3.75%, 7/15/25	3,020,000	3,184,424
Universal Health Services, Inc., 4.75%, 8/1/22(1)	3,700,000	3,843,375
		54,179,867
Hotels, Restaurants and Leisure — 0.3%
Aramark Services, Inc., 5.00%, 4/1/25(1)	1,860,000	1,969,275
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(1)	3,950,000	4,014,188
International Game Technology plc, 6.25%, 2/15/22(1)	3,100,000	3,402,250
McDonald's Corp., MTN, 3.375%, 5/26/25	3,480,000	3,565,538
McDonald's Corp., MTN, 4.70%, 12/9/35	2,270,000	2,515,882
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	2,500,000	2,782,300
		18,249,433
Household Durables — 0.5%
D.R. Horton, Inc., 3.625%, 2/15/18	3,770,000	3,793,796

D.R. Horton, Inc., 5.75%, 8/15/23	2,020,000	2,294,191
Lennar Corp., 4.75%, 12/15/17	3,030,000	3,060,300
Lennar Corp., 4.75%, 4/1/21	3,290,000	3,499,738
Lennar Corp., 4.50%, 4/30/24	2,700,000	2,797,470
M.D.C. Holdings, Inc., 5.50%, 1/15/24	2,000,000	2,125,000
Newell Brands, Inc., 4.20%, 4/1/26	4,900,000	5,208,837
Newell Brands, Inc., 5.50%, 4/1/46	3,600,000	4,350,593
Toll Brothers Finance Corp., 6.75%, 11/1/19	2,620,000	2,888,550
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	1,460,000	1,502,632
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	730,000	773,800
		32,294,907
Industrial Conglomerates — 0.2%
FedEx Corp., 4.40%, 1/15/47	2,080,000	2,151,369
General Electric Co., 4.125%, 10/9/42	4,540,000	4,796,015
General Electric Co., MTN, 4.375%, 9/16/20	3,745,000	4,021,284
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24	2,330,000	2,390,289
		13,358,957
Insurance — 1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.75%, 5/15/19	6,670,000	6,854,292
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21	6,320,000	6,845,584
American International Group, Inc., 4.125%, 2/15/24	10,080,000	10,658,703
American International Group, Inc., 4.50%, 7/16/44	2,150,000	2,197,792
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	4,800,000	4,954,555
Berkshire Hathaway, Inc., 2.75%, 3/15/23	3,870,000	3,923,777
Berkshire Hathaway, Inc., 4.50%, 2/11/43	3,160,000	3,495,595
Chubb INA Holdings, Inc., 3.15%, 3/15/25	3,950,000	4,009,341
Chubb INA Holdings, Inc., 3.35%, 5/3/26	2,660,000	2,723,970
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36	1,190,000	1,474,427
International Lease Finance Corp., 6.25%, 5/15/19	1,670,000	1,792,074
Markel Corp., 4.90%, 7/1/22	4,070,000	4,444,782
Markel Corp., 3.625%, 3/30/23	1,000,000	1,032,300
MetLife, Inc., 4.125%, 8/13/42	2,140,000	2,197,427
MetLife, Inc., 4.875%, 11/13/43	1,405,000	1,594,039
Metropolitan Life Global Funding I, 3.00%, 1/10/23(1)	2,870,000	2,919,918
Prudential Financial, Inc., 5.375%, 6/21/20	1,000,000	1,093,117
Prudential Financial, Inc., 5.625%, 5/12/41	3,740,000	4,535,999
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	1,275,000	1,564,394
Travelers Cos., Inc. (The), 4.30%, 8/25/45	1,000,000	1,072,283
Voya Financial, Inc., 5.70%, 7/15/43	2,500,000	2,923,535
WR Berkley Corp., 4.625%, 3/15/22	2,450,000	2,639,302
WR Berkley Corp., 4.75%, 8/1/44	1,240,000	1,275,144
		76,222,350
Internet and Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd., 3.60%, 11/28/24	7,000,000	7,221,480
eBay, Inc., 2.15%, 6/5/20	2,950,000	2,951,923
		10,173,403
IT Services — 0.3%
Fidelity National Information Services, Inc., 3.875%, 6/5/24	3,000,000	3,147,186
Fidelity National Information Services, Inc., 3.00%, 8/15/26	8,050,000	7,811,140

Hewlett Packard Enterprise Co., 3.60%, 10/15/20	4,230,000	4,364,472
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	3,370,000	3,539,275
		18,862,073
Machinery — 0.1%
John Deere Capital Corp., MTN, 1.95%, 6/22/20	3,190,000	3,199,745
Oshkosh Corp., 5.375%, 3/1/22	4,070,000	4,227,713
		7,427,458
Media — 1.7%
21st Century Fox America, Inc., 3.70%, 10/15/25	1,400,000	1,437,551
21st Century Fox America, Inc., 6.90%, 8/15/39	1,840,000	2,439,430
21st Century Fox America, Inc., 4.75%, 9/15/44	920,000	973,550
21st Century Fox America, Inc., 4.75%, 11/15/46	2,000,000	2,146,084
CBS Corp., 3.50%, 1/15/25	3,310,000	3,360,120
CBS Corp., 4.85%, 7/1/42	1,240,000	1,300,932
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	15,110,000	16,351,604
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	2,780,000	3,352,524
Comcast Corp., 3.15%, 3/1/26	5,060,000	5,092,268
Comcast Corp., 4.40%, 8/15/35	2,070,000	2,231,710
Comcast Corp., 6.40%, 5/15/38	3,970,000	5,295,837
Comcast Corp., 4.75%, 3/1/44	4,540,000	5,070,935
Discovery Communications LLC, 5.625%, 8/15/19	1,716,000	1,834,495
Discovery Communications LLC, 3.25%, 4/1/23	1,000,000	987,019
DISH DBS Corp., 4.625%, 7/15/17	3,000,000	3,003,750
Globo Comunicacao e Participacoes SA, 5.125%, 3/31/27(1)	4,900,000	4,887,750
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	2,860,000	3,001,999
Lamar Media Corp., 5.375%, 1/15/24	3,570,000	3,748,500
NBCUniversal Media LLC, 4.375%, 4/1/21	4,630,000	4,992,761
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	2,680,000	2,787,200
Omnicom Group, Inc., 3.60%, 4/15/26	5,520,000	5,564,640
TEGNA, Inc., 5.125%, 7/15/20	4,450,000	4,566,813
Time Warner Cable LLC, 6.75%, 7/1/18	1,830,000	1,915,058
Time Warner Cable LLC, 5.50%, 9/1/41	1,020,000	1,101,196
Time Warner Cable LLC, 4.50%, 9/15/42	1,770,000	1,692,538
Time Warner, Inc., 4.70%, 1/15/21	2,410,000	2,590,203
Time Warner, Inc., 3.60%, 7/15/25	5,500,000	5,531,080
Time Warner, Inc., 3.80%, 2/15/27	2,500,000	2,522,090
Time Warner, Inc., 5.35%, 12/15/43	1,520,000	1,682,410
Viacom, Inc., 3.125%, 6/15/22	1,690,000	1,694,784
Viacom, Inc., 4.25%, 9/1/23	4,100,000	4,285,095
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)	4,000,000	4,178,240
Walt Disney Co. (The), MTN, 1.85%, 7/30/26	1,570,000	1,430,984
		113,051,150
Metals and Mining — 0.2%
Barrick North America Finance LLC, 5.75%, 5/1/43	1,710,000	2,085,807
Glencore Finance Canada Ltd., 4.95%, 11/15/21(1)	2,560,000	2,740,608
Southern Copper Corp., 5.25%, 11/8/42	1,450,000	1,451,503
Steel Dynamics, Inc., 6.375%, 8/15/22	1,745,000	1,810,438
Steel Dynamics, Inc., 5.50%, 10/1/24	1,000,000	1,065,000
Steel Dynamics, Inc., 5.00%, 12/15/26	2,000,000	2,057,500

Vale Overseas Ltd., 6.25%, 8/10/26	4,414,000	4,772,637
		15,983,493
Multi-Utilities — 1.5%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24	2,850,000	2,956,875
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	3,900,000	4,007,905
CMS Energy Corp., 8.75%, 6/15/19	4,160,000	4,675,095
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	2,030,000	2,060,700
Dominion Energy, Inc., 6.40%, 6/15/18	4,350,000	4,540,660
Dominion Energy, Inc., 2.75%, 9/15/22	1,690,000	1,688,797
Dominion Energy, Inc., 3.625%, 12/1/24	4,810,000	4,936,065
Dominion Energy, Inc., 4.90%, 8/1/41	3,920,000	4,304,481
Duke Energy Corp., 3.55%, 9/15/21	2,686,000	2,802,081
Duke Energy Corp., 2.65%, 9/1/26	4,520,000	4,301,878
Duke Energy Florida LLC, 6.35%, 9/15/37	1,307,000	1,772,093
Duke Energy Florida LLC, 3.85%, 11/15/42	2,670,000	2,685,094
Duke Energy Progress LLC, 4.15%, 12/1/44	1,900,000	1,996,737
Duke Energy Progress LLC, 3.70%, 10/15/46	2,280,000	2,250,324
Exelon Corp., 5.15%, 12/1/20	2,700,000	2,914,032
Exelon Corp., 4.45%, 4/15/46	3,462,000	3,597,762
Exelon Generation Co. LLC, 5.60%, 6/15/42	1,510,000	1,523,142
FirstEnergy Corp., 4.25%, 3/15/23	2,310,000	2,432,451
FirstEnergy Corp., 4.85%, 7/15/47	1,780,000	1,811,259
Florida Power & Light Co., 4.125%, 2/1/42	2,160,000	2,296,285
Georgia Power Co., 4.30%, 3/15/42	1,590,000	1,636,509
IPALCO Enterprises, Inc., 5.00%, 5/1/18	3,010,000	3,073,963
MidAmerican Energy Co., 4.40%, 10/15/44	4,100,000	4,490,652
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	6,860,000	6,979,782
NiSource Finance Corp., 5.65%, 2/1/45	2,680,000	3,238,847
Pacific Gas & Electric Co., 4.00%, 12/1/46	4,845,000	5,002,351
Potomac Electric Power Co., 3.60%, 3/15/24	1,700,000	1,777,869
Progress Energy, Inc., 3.15%, 4/1/22	2,690,000	2,748,669
Sempra Energy, 2.875%, 10/1/22	2,720,000	2,729,520
Sempra Energy, 3.25%, 6/15/27	3,700,000	3,654,198
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	2,170,000	2,083,250
Southern Power Co., 5.15%, 9/15/41	1,100,000	1,163,678
Xcel Energy, Inc., 3.35%, 12/1/26	1,680,000	1,698,960
Xcel Energy, Inc., 4.80%, 9/15/41	1,410,000	1,512,979
		101,344,943
Multiline Retail†
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	1,970,000	1,808,275
Oil, Gas and Consumable Fuels — 2.2%
Anadarko Petroleum Corp., 5.55%, 3/15/26	3,210,000	3,593,640
Anadarko Petroleum Corp., 6.45%, 9/15/36	1,570,000	1,855,325
Antero Resources Corp., 5.00%, 3/1/25(1)	3,860,000	3,763,500
Apache Corp., 4.75%, 4/15/43	2,270,000	2,287,940
BP Capital Markets plc, 2.75%, 5/10/23	4,880,000	4,862,725
Cenovus Energy, Inc., 4.25%, 4/15/27(1)	3,000,000	2,863,803
Chevron Corp., 2.10%, 5/16/21	5,770,000	5,755,217
Cimarex Energy Co., 4.375%, 6/1/24	4,480,000	4,703,279

CNOOC Finance 2011 Ltd., 4.25%, 1/26/21	8,975,000	9,447,956
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	2,000,000	2,107,844
Concho Resources, Inc., 5.50%, 4/1/23	2,810,000	2,901,325
Concho Resources, Inc., 4.375%, 1/15/25	3,000,000	3,075,000
ConocoPhillips Holding Co., 6.95%, 4/15/29	1,889,000	2,428,211
Ecopetrol SA, 5.875%, 5/28/45	1,220,000	1,126,060
Encana Corp., 6.50%, 2/1/38	2,710,000	3,094,286
EOG Resources, Inc., 4.10%, 2/1/21	2,390,000	2,508,678
Exxon Mobil Corp., 2.71%, 3/6/25	6,230,000	6,192,869
Exxon Mobil Corp., 3.04%, 3/1/26	3,870,000	3,907,833
Hess Corp., 6.00%, 1/15/40	2,990,000	3,053,968
Marathon Oil Corp., 3.85%, 6/1/25	3,390,000	3,314,901
Marathon Oil Corp., 5.20%, 6/1/45	1,700,000	1,637,845
Newfield Exploration Co., 5.75%, 1/30/22	5,150,000	5,446,125
Noble Energy, Inc., 4.15%, 12/15/21	4,080,000	4,302,756
Petroleos Mexicanos, 6.00%, 3/5/20	3,600,000	3,868,200
Petroleos Mexicanos, 3.50%, 7/23/20	10,000,000	10,130,000
Petroleos Mexicanos, 4.875%, 1/24/22	2,160,000	2,226,960
Petroleos Mexicanos, 4.625%, 9/21/23	7,200,000	7,304,400
Petroleos Mexicanos, 4.875%, 1/18/24	5,800,000	5,889,320
Petroleos Mexicanos, 6.625%, 6/15/35	1,510,000	1,568,512
Petroleos Mexicanos, 6.50%, 6/2/41	1,760,000	1,756,480
Petroleos Mexicanos, 5.50%, 6/27/44	2,910,000	2,586,990
Phillips 66, 4.30%, 4/1/22	6,020,000	6,456,920
Shell International Finance BV, 2.375%, 8/21/22	3,100,000	3,083,982
Shell International Finance BV, 3.25%, 5/11/25	2,160,000	2,205,628
Shell International Finance BV, 3.625%, 8/21/42	1,780,000	1,671,536
Shell International Finance BV, 4.55%, 8/12/43	1,590,000	1,707,695
Statoil ASA, 2.45%, 1/17/23	4,370,000	4,331,937
Statoil ASA, 3.95%, 5/15/43	2,060,000	2,023,740
Suncor Energy, Inc., 6.50%, 6/15/38	1,290,000	1,658,928
		142,702,314
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	4,775,000	5,225,669
International Paper Co., 4.40%, 8/15/47	3,640,000	3,684,212
		8,909,881
Pharmaceuticals — 0.5%
Actavis, Inc., 3.25%, 10/1/22	6,880,000	7,036,664
Allergan Funding SCS, 3.85%, 6/15/24	4,150,000	4,334,517
Allergan Funding SCS, 4.55%, 3/15/35	3,840,000	4,114,307
Baxalta, Inc., 4.00%, 6/23/25	3,520,000	3,677,819
Forest Laboratories LLC, 4.875%, 2/15/21(1)	1,567,000	1,687,209
Merck & Co., Inc., 2.40%, 9/15/22	2,270,000	2,286,496
Perrigo Finance Unlimited. Co., 3.50%, 3/15/21	1,494,000	1,544,593
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	10,610,000	10,495,667
		35,177,272
Road and Rail — 0.5%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	3,310,000	3,460,691
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	3,850,000	4,479,079
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	1,530,000	1,668,289

Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	3,570,000	3,746,497
CSX Corp., 3.40%, 8/1/24	2,840,000	2,939,170
CSX Corp., 3.25%, 6/1/27	5,890,000	5,958,200
Norfolk Southern Corp., 5.75%, 4/1/18	2,560,000	2,635,407
Norfolk Southern Corp., 3.25%, 12/1/21	2,000,000	2,066,802
Union Pacific Corp., 4.00%, 2/1/21	1,810,000	1,919,120
Union Pacific Corp., 4.75%, 9/15/41	2,480,000	2,804,260
Union Pacific Corp., 4.05%, 11/15/45	1,600,000	1,661,957
		33,339,472
Semiconductors and Semiconductor Equipment — 0.3%
Intel Corp., 3.15%, 5/11/27	3,730,000	3,747,781
Lam Research Corp., 2.80%, 6/15/21	6,120,000	6,213,189
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(1)	3,550,000	3,737,511
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	3,950,000	4,122,813
QUALCOMM, Inc., 3.25%, 5/20/27	3,370,000	3,382,236
		21,203,530
Software — 0.8%
Activision Blizzard, Inc., 2.30%, 9/15/21	3,500,000	3,480,302
Microsoft Corp., 2.70%, 2/12/25	9,320,000	9,267,510
Microsoft Corp., 3.125%, 11/3/25	4,150,000	4,239,316
Microsoft Corp., 3.30%, 2/6/27	5,000,000	5,147,195
Microsoft Corp., 3.45%, 8/8/36	4,140,000	4,156,071
Microsoft Corp., 4.25%, 2/6/47	5,060,000	5,500,650
Oracle Corp., 3.625%, 7/15/23	3,070,000	3,241,063
Oracle Corp., 2.65%, 7/15/26	9,200,000	8,839,443
Oracle Corp., 4.30%, 7/8/34	2,380,000	2,589,707
Oracle Corp., 4.00%, 7/15/46	2,560,000	2,595,820
Quintiles IMS, Inc., 5.00%, 10/15/26(1)	3,500,000	3,618,125
		52,675,202
Specialty Retail — 0.4%
Home Depot, Inc. (The), 3.75%, 2/15/24	3,000,000	3,191,790
Home Depot, Inc. (The), 3.00%, 4/1/26	5,260,000	5,294,511
Home Depot, Inc. (The), 5.95%, 4/1/41	3,720,000	4,934,859
Home Depot, Inc. (The), 3.90%, 6/15/47	2,750,000	2,799,412
Lowe's Cos., Inc., 3.10%, 5/3/27	3,580,000	3,568,551
Lowe's Cos., Inc., 4.05%, 5/3/47	1,680,000	1,715,561
United Rentals North America, Inc., 4.625%, 7/15/23	4,390,000	4,574,380
		26,079,064
Technology Hardware, Storage and Peripherals — 0.6%
Apple, Inc., 2.85%, 5/6/21	5,520,000	5,678,060
Apple, Inc., 3.00%, 2/9/24	1,720,000	1,747,176
Apple, Inc., 2.50%, 2/9/25	7,550,000	7,392,431
Apple, Inc., 3.35%, 2/9/27	7,310,000	7,493,861
Dell International LLC / EMC Corp., 6.02%, 6/15/26(1)	14,050,000	15,504,077
Seagate HDD Cayman, 4.75%, 6/1/23	3,200,000	3,338,000
Seagate HDD Cayman, 4.75%, 1/1/25	950,000	955,212
		42,108,817
Textiles, Apparel and Luxury Goods†
PVH Corp., 4.50%, 12/15/22	2,920,000	3,029,500
Tobacco — 0.1%
Altria Group, Inc., 2.85%, 8/9/22	5,270,000	5,355,374
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV, 3.125%, 7/16/22	4,460,000	4,555,684

Sprint Communications, Inc., 9.00%, 11/15/18(1)	1,335,000	1,450,558
		6,006,242
TOTAL CORPORATE BONDS (Cost $2,054,285,627)		2,098,217,077
U.S. TREASURY SECURITIES — 31.0%
U.S. Treasury Bonds, 3.50%, 2/15/39	13,840,000	15,660,555
U.S. Treasury Bonds, 4.375%, 11/15/39	21,250,000	27,120,312
U.S. Treasury Bonds, 4.625%, 2/15/40	9,250,000	12,212,886
U.S. Treasury Bonds, 4.375%, 5/15/41	6,500,000	8,343,738
U.S. Treasury Bonds, 3.125%, 11/15/41	29,000,000	30,752,470
U.S. Treasury Bonds, 3.125%, 2/15/42	55,000,000	58,325,795
U.S. Treasury Bonds, 3.00%, 5/15/42	71,000,000	73,637,508
U.S. Treasury Bonds, 2.75%, 11/15/42	22,000,000	21,773,994
U.S. Treasury Bonds, 2.875%, 5/15/43	46,100,000	46,613,231
U.S. Treasury Bonds, 3.75%, 11/15/43	5,350,000	6,298,164
U.S. Treasury Bonds, 3.125%, 8/15/44	30,850,000	32,646,180
U.S. Treasury Bonds, 3.00%, 11/15/44	18,650,000	19,279,064
U.S. Treasury Bonds, 2.50%, 2/15/45	62,900,000	58,809,047
U.S. Treasury Bonds, 3.00%, 5/15/45	10,000,000	10,322,660
U.S. Treasury Notes, 0.875%, 1/31/18	42,000,000	41,928,852
U.S. Treasury Notes, 1.00%, 2/15/18	13,200,000	13,179,118
U.S. Treasury Notes, 1.00%, 3/15/18(2)	151,750,000	151,512,966
U.S. Treasury Notes, 0.75%, 4/15/18	78,000,000	77,689,248
U.S. Treasury Notes, 2.625%, 4/30/18	7,700,000	7,783,614
U.S. Treasury Notes, 1.00%, 5/31/18	20,640,000	20,588,813
U.S. Treasury Notes, 1.375%, 6/30/18	145,360,000	145,504,779
U.S. Treasury Notes, 1.375%, 7/31/18	32,100,000	32,128,216
U.S. Treasury Notes, 1.375%, 3/31/20	31,900,000	31,782,257
U.S. Treasury Notes, 1.375%, 4/30/20	6,300,000	6,272,312
U.S. Treasury Notes, 1.50%, 5/15/20	46,500,000	46,450,059
U.S. Treasury Notes, 1.50%, 5/31/20	218,000,000	217,697,634
U.S. Treasury Notes, 1.625%, 6/30/20	83,500,000	83,653,306
U.S. Treasury Notes, 1.375%, 9/30/20	83,500,000	82,888,446
U.S. Treasury Notes, 2.125%, 1/31/21	25,000,000	25,384,275
U.S. Treasury Notes, 2.25%, 4/30/21	68,050,000	69,381,738
U.S. Treasury Notes, 2.00%, 5/31/21	3,000,000	3,030,762
U.S. Treasury Notes, 1.125%, 8/31/21	125,000,000	121,716,250
U.S. Treasury Notes, 2.00%, 10/31/21	104,080,000	104,921,591
U.S. Treasury Notes, 2.00%, 12/31/21	32,000,000	32,234,368
U.S. Treasury Notes, 1.875%, 1/31/22	147,000,000	147,192,423
U.S. Treasury Notes, 1.875%, 4/30/22	31,000,000	30,995,753
U.S. Treasury Notes, 1.375%, 6/30/23	9,000,000	8,664,957
U.S. Treasury Notes, 1.25%, 7/31/23	1,150,000	1,097,868
U.S. Treasury Notes, 1.375%, 8/31/23	84,500,000	81,169,517
U.S. Treasury Notes, 2.25%, 11/15/25	350,000	350,103
U.S. Treasury Notes, 2.00%, 11/15/26	50,900,000	49,645,417
TOTAL U.S. TREASURY SECURITIES (Cost $2,048,631,036)		2,056,640,246
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 24.9%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 3.3%
FHLMC, VRN, 1.81%, 7/15/17	2,212,002	2,295,456
FHLMC, VRN, 1.85%, 7/15/17	3,839,328	3,977,709
FHLMC, VRN, 1.91%, 7/15/17	2,778,540	2,875,095

FHLMC, VRN, 1.99%, 7/15/17	2,741,267	2,850,301
FHLMC, VRN, 2.07%, 7/15/17	4,507,114	4,581,938
FHLMC, VRN, 2.32%, 7/15/17	8,336,444	8,429,547
FHLMC, VRN, 2.38%, 7/15/17	4,655,371	4,731,584
FHLMC, VRN, 2.51%, 7/15/17	6,379,674	6,564,916
FHLMC, VRN, 2.59%, 7/15/17	8,126,512	8,286,324
FHLMC, VRN, 2.86%, 7/15/17	4,939,824	5,045,753
FHLMC, VRN, 2.87%, 7/15/17	1,416,560	1,494,136
FHLMC, VRN, 2.92%, 7/15/17	7,334,978	7,707,807
FHLMC, VRN, 2.95%, 7/15/17	621,524	654,060
FHLMC, VRN, 3.13%, 7/15/17	990,796	1,050,136
FHLMC, VRN, 3.20%, 7/15/17	3,412,197	3,518,172
FHLMC, VRN, 3.21%, 7/15/17	1,738,890	1,816,735
FHLMC, VRN, 3.22%, 7/15/17	1,302,945	1,373,401
FHLMC, VRN, 3.52%, 7/15/17	1,698,763	1,744,990
FHLMC, VRN, 3.63%, 7/15/17	520,432	551,103
FHLMC, VRN, 3.67%, 7/15/17	2,888,555	3,012,089
FHLMC, VRN, 3.74%, 7/15/17	3,171,547	3,311,704
FHLMC, VRN, 3.75%, 7/15/17	1,420,779	1,473,666
FHLMC, VRN, 4.07%, 7/15/17	2,310,934	2,382,184
FHLMC, VRN, 4.26%, 7/15/17	2,175,669	2,255,139
FHLMC, VRN, 4.30%, 7/15/17	1,071,364	1,111,115
FHLMC, VRN, 5.12%, 7/15/17	270,993	280,901
FNMA, VRN, 2.03%, 7/25/17	1,972,380	2,050,659
FNMA, VRN, 2.40%, 7/25/17	2,525,717	2,559,437
FNMA, VRN, 2.62%, 7/25/17	11,184,979	11,399,594
FNMA, VRN, 2.71%, 7/25/17	4,509,632	4,614,333
FNMA, VRN, 2.82%, 7/25/17	9,882,868	10,174,956
FNMA, VRN, 2.83%, 7/25/17	751,316	785,668
FNMA, VRN, 2.87%, 7/25/17	3,197,423	3,319,796
FNMA, VRN, 2.87%, 7/25/17	4,178,233	4,354,212
FNMA, VRN, 2.88%, 7/25/17	6,121,806	6,348,324
FNMA, VRN, 2.89%, 7/25/17	1,716,799	1,787,455
FNMA, VRN, 2.89%, 7/25/17	5,239,616	5,444,766
FNMA, VRN, 2.93%, 7/25/17	13,076,429	13,480,363
FNMA, VRN, 3.11%, 7/25/17	1,391,080	1,461,759
FNMA, VRN, 3.18%, 7/25/17	9,918,489	10,137,510
FNMA, VRN, 3.20%, 7/25/17	14,865,674	15,205,725
FNMA, VRN, 3.21%, 7/25/17	14,473,142	14,806,173
FNMA, VRN, 3.26%, 7/25/17	12,663,192	13,145,578
FNMA, VRN, 3.30%, 7/25/17	645,862	682,715
FNMA, VRN, 3.31%, 7/25/17	1,153,630	1,200,081
FNMA, VRN, 3.32%, 7/25/17	948,230	997,973
FNMA, VRN, 3.60%, 7/25/17	2,404,570	2,506,572
FNMA, VRN, 3.93%, 7/25/17	3,471,188	3,599,333
FNMA, VRN, 4.96%, 7/25/17	1,637,100	1,731,486
		215,170,429
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 21.6%
FHLMC, 5.00%, 11/1/17	6,725	6,899

FHLMC, 4.50%, 1/1/19	4,163	4,257
FHLMC, 5.00%, 1/1/21	675,137	705,913
FHLMC, 5.00%, 4/1/21	140,845	146,602
FHLMC, 7.00%, 9/1/27	2,349	2,650
FHLMC, 6.50%, 1/1/28	3,649	4,137
FHLMC, 7.00%, 2/1/28	598	686
FHLMC, 6.50%, 3/1/29	22,583	25,332
FHLMC, 6.50%, 6/1/29	22,240	24,617
FHLMC, 7.00%, 8/1/29	2,221	2,417
FHLMC, 5.00%, 4/1/31	3,327,943	3,627,354
FHLMC, 5.00%, 5/1/31	4,474,856	4,895,025
FHLMC, 6.50%, 5/1/31	13,795	15,266
FHLMC, 6.50%, 6/1/31	637	705
FHLMC, 6.50%, 6/1/31	635	703
FHLMC, 6.50%, 6/1/31	2,502	2,768
FHLMC, 5.50%, 12/1/33	265,151	298,666
FHLMC, 6.00%, 9/1/35	4,217,016	4,780,659
FHLMC, 5.50%, 12/1/37	257,409	286,644
FHLMC, 5.50%, 1/1/38	530,113	592,023
FHLMC, 6.00%, 2/1/38	2,234,409	2,527,478
FHLMC, 5.50%, 4/1/38	699,226	778,972
FHLMC, 6.00%, 8/1/38	162,779	184,113
FHLMC, 3.00%, 2/1/43	19,396,835	19,475,983
FHLMC, 6.50%, 7/1/47	16,602	17,757
FNMA, 3.00%, 8/14/17(4)	159,500,000	159,013,900
FNMA, 3.50%, 8/14/17(4)	171,040,000	175,324,217
FNMA, 4.00%, 8/14/17(4)	172,175,000	180,659,323
FNMA, 4.50%, 8/14/17(4)	83,570,000	89,530,827
FNMA, 5.00%, 6/1/18	177,224	181,547
FNMA, 4.50%, 5/1/19	99,532	101,960
FNMA, 6.50%, 1/1/26	15,868	17,572
FNMA, 7.00%, 12/1/27	3,115	3,394
FNMA, 6.50%, 1/1/28	3,292	3,644
FNMA, 7.50%, 4/1/28	18,824	20,834
FNMA, 7.00%, 5/1/28	17,911	18,574
FNMA, 7.00%, 6/1/28	301	308
FNMA, 6.50%, 1/1/29	3,420	3,898
FNMA, 6.50%, 4/1/29	12,111	13,413
FNMA, 7.00%, 7/1/29	2,630	2,695
FNMA, 7.50%, 7/1/29	30,651	34,120
FNMA, 7.50%, 9/1/30	7,970	9,565
FNMA, 5.00%, 6/1/31	3,322,594	3,631,106
FNMA, 5.00%, 7/1/31	6,034,293	6,602,987
FNMA, 7.00%, 9/1/31	48,721	53,546
FNMA, 6.50%, 1/1/32	11,313	12,529
FNMA, 6.50%, 8/1/32	4,123	4,565
FNMA, 6.50%, 8/1/32	53,351	60,684
FNMA, 5.50%, 2/1/33	2,626,539	2,937,480
FNMA, 5.00%, 6/1/33	2,764,491	3,034,027

FNMA, 5.50%, 6/1/33	149,029	166,910
FNMA, 5.50%, 7/1/33	917,171	1,026,784
FNMA, 5.00%, 8/1/33	381,089	418,381
FNMA, 5.50%, 8/1/33	317,984	356,246
FNMA, 5.50%, 9/1/33	465,486	524,651
FNMA, 5.00%, 11/1/33	1,750,371	1,920,895
FNMA, 6.00%, 12/1/33	1,346,148	1,534,225
FNMA, 5.50%, 1/1/34	476,323	533,618
FNMA, 5.50%, 2/1/34	1,670,607	1,872,586
FNMA, 5.00%, 3/1/34	1,019,921	1,119,284
FNMA, 4.50%, 1/1/35	8,000,217	8,620,251
FNMA, 5.00%, 4/1/35	2,479,147	2,722,799
FNMA, 5.00%, 6/1/35	1,820,607	1,999,478
FNMA, 5.00%, 7/1/35	3,477,443	3,817,813
FNMA, 5.00%, 8/1/35	114,385	125,552
FNMA, 4.50%, 9/1/35	414,319	446,289
FNMA, 5.00%, 10/1/35	862,382	945,197
FNMA, 5.50%, 12/1/35	5,084,270	5,695,092
FNMA, 5.00%, 2/1/36	620,916	681,953
FNMA, 5.50%, 4/1/36	668,731	748,735
FNMA, 5.50%, 5/1/36	1,342,873	1,502,447
FNMA, 5.50%, 7/1/36	222,610	247,394
FNMA, 5.50%, 2/1/37	172,359	192,523
FNMA, 5.50%, 5/1/37	277,555	307,744
FNMA, 6.00%, 8/1/37	449,890	509,445
FNMA, 6.50%, 8/1/37	289,727	320,055
FNMA, 6.00%, 9/1/37	1,983,990	2,243,438
FNMA, 6.00%, 11/1/37	2,777,328	3,156,043
FNMA, 5.50%, 12/1/37	1,482,956	1,653,958
FNMA, 5.50%, 2/1/38	285,534	316,874
FNMA, 5.50%, 6/1/38	757,328	843,381
FNMA, 6.00%, 9/1/38	130,581	136,727
FNMA, 5.50%, 12/1/38	1,432,849	1,588,534
FNMA, 5.00%, 1/1/39	858,384	947,070
FNMA, 5.50%, 1/1/39	6,806,842	7,601,238
FNMA, 4.50%, 2/1/39	1,704,756	1,833,154
FNMA, 5.00%, 2/1/39	3,368,546	3,706,279
FNMA, 4.50%, 4/1/39	2,996,027	3,265,240
FNMA, 4.50%, 5/1/39	7,641,318	8,327,652
FNMA, 6.50%, 5/1/39	1,685,160	1,884,110
FNMA, 5.00%, 8/1/39	3,625,234	4,003,810
FNMA, 4.50%, 10/1/39	12,547,250	13,677,577
FNMA, 4.00%, 10/1/40	13,231,665	14,116,152
FNMA, 4.50%, 11/1/40	11,111,708	12,065,590
FNMA, 4.00%, 8/1/41	12,489,289	13,275,990
FNMA, 4.50%, 9/1/41	7,038,218	7,606,070
FNMA, 3.50%, 10/1/41	14,506,165	14,968,437
FNMA, 5.00%, 1/1/42	5,777,843	6,321,801
FNMA, 3.50%, 2/1/42	9,238,521	9,532,643

FNMA, 3.50%, 6/1/42	28,999,932	29,949,258
FNMA, 3.50%, 8/1/42	2,522,401	2,600,851
FNMA, 3.50%, 8/1/42	10,555,962	10,887,528
FNMA, 3.50%, 8/1/43	9,278,529	9,538,005
FNMA, 3.50%, 5/1/45	15,989,398	16,462,388
FNMA, 3.50%, 11/1/45	20,156,296	20,714,825
FNMA, 3.50%, 11/1/45	20,397,111	20,962,313
FNMA, 4.00%, 11/1/45	23,679,183	24,910,286
FNMA, 4.00%, 11/1/45	7,329,704	7,710,782
FNMA, 3.50%, 2/1/46	22,047,390	22,702,584
FNMA, 4.00%, 2/1/46	19,575,009	20,592,732
FNMA, 3.50%, 3/1/46	21,473,949	22,068,990
FNMA, 4.00%, 4/1/46	26,535,188	27,914,778
FNMA, 3.50%, 5/1/46	22,728,047	23,357,838
FNMA, 6.50%, 8/1/47	32,192	34,668
FNMA, 6.50%, 9/1/47	73,970	79,491
FNMA, 6.50%, 9/1/47	3,327	3,580
FNMA, 6.50%, 9/1/47	54,641	58,676
FNMA, 6.50%, 9/1/47	14,578	15,622
GNMA, 2.50%, 7/20/17(4)	15,300,000	14,898,605
GNMA, 3.00%, 7/20/17(4)	40,000,000	40,403,125
GNMA, 3.50%, 7/20/17(4)	114,000,000	118,061,253
GNMA, 4.00%, 7/20/17(4)	32,000,000	33,672,500
GNMA, 7.00%, 11/15/22	6,987	7,391
GNMA, 7.00%, 4/20/26	2,433	2,802
GNMA, 7.50%, 8/15/26	4,954	5,652
GNMA, 8.00%, 8/15/26	2,302	2,551
GNMA, 7.50%, 5/15/27	3,921	4,156
GNMA, 8.00%, 6/15/27	9,965	10,243
GNMA, 7.50%, 11/15/27	1,609	1,646
GNMA, 7.00%, 2/15/28	2,797	2,813
GNMA, 7.50%, 2/15/28	2,402	2,425
GNMA, 6.50%, 3/15/28	9,947	10,880
GNMA, 7.00%, 4/15/28	1,611	1,615
GNMA, 6.50%, 5/15/28	135	147
GNMA, 6.50%, 5/15/28	26,813	29,338
GNMA, 7.00%, 12/15/28	2,952	2,967
GNMA, 7.00%, 5/15/31	24,079	28,258
GNMA, 4.50%, 8/15/33	1,429,030	1,544,590
GNMA, 6.00%, 9/20/38	902,056	1,008,864
GNMA, 5.50%, 11/15/38	2,411,892	2,738,032
GNMA, 5.50%, 11/15/38	914,023	1,029,179
GNMA, 6.00%, 1/20/39	272,864	308,422
GNMA, 5.00%, 3/20/39	1,832,588	2,038,148
GNMA, 4.50%, 4/15/39	2,260,176	2,427,752
GNMA, 4.50%, 11/15/39	17,432,186	19,029,122
GNMA, 4.50%, 1/15/40	1,363,457	1,466,577
GNMA, 4.00%, 7/15/40	2,418,002	2,547,088
GNMA, 4.00%, 11/20/40	23,056,809	24,330,072

GNMA, 4.50%, 12/15/40	5,472,400	5,968,132
GNMA, 4.50%, 7/20/41	8,865,931	9,528,323
GNMA, 3.50%, 6/20/42	8,263,602	8,603,807
GNMA, 3.50%, 7/20/42	12,695,772	13,206,799
GNMA, 2.50%, 7/20/46	23,585,434	22,991,366
GNMA, 2.50%, 8/20/46	14,807,657	14,434,793
		1,432,027,084
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,647,515,444)		1,647,197,513
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 7.6%
Private Sponsor Collateralized Mortgage Obligations — 4.3%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.32%, 7/1/17	2,765,053	2,762,442
Agate Bay Mortgage Loan Trust, Series 2014-1, Class 1A6, VRN, 3.50%, 7/1/17(1)	7,615,595	7,715,142
Agate Bay Mortgage Loan Trust, Series 2016-2, Class A3, VRN, 3.50%, 7/1/17(1)	11,498,246	11,648,546
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 7/1/17(1)	16,859,465	17,049,797
Agate Bay Mortgage Trust, Series 2014-2, Class A14, VRN, 3.75%, 7/1/17(1)	13,054,708	13,434,754
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.83%, 7/1/17	1,997,701	1,988,267
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.45%, 7/1/17	2,933,305	2,931,243
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.32%, 7/1/17	2,885,640	2,792,201
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	998,409	1,036,360
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 3.27%, 7/1/17	3,427,943	3,343,845
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.86%, 7/1/17	8,762,693	8,688,678
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.08%, 7/1/17	1,217,932	1,206,269
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	1,836,979	1,876,594
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	668,823	678,691
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	90,250	90,028
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR6, Class 2A1, VRN, 3.43%, 7/1/17	1,250,476	1,247,948
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 3.18%, 7/1/17	6,865,758	6,783,299
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 3.10%, 7/1/17	1,919,996	1,885,559
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 3.22%, 7/1/17	2,577,942	2,549,008
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.57%, 7/1/17	3,234,365	3,260,895
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.10%, 7/1/17	4,082,303	4,058,619
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.11%, 7/1/17	8,626,987	8,790,924
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A1, VRN, 3.24%, 7/1/17	6,900,415	6,899,565
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.12%, 7/1/17	3,050,563	3,066,223
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 3.41%, 7/1/17	1,569,451	1,568,710
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.66%, 7/1/17	2,632,898	2,629,942
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.20%, 7/1/17	2,655,164	2,567,544
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.61%, 7/1/17	2,030,730	2,057,536
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 7/1/17(1)	2,192,004	2,186,524
JPMorgan Mortgage Trust, Series 2016-4, Class A3, VRN, 3.50%, 7/1/17(1)	9,050,443	9,194,200
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 7/1/17(1)	12,893,032	13,097,825
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.19%, 7/1/17	1,610,075	1,653,834
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.16%, 7/25/17	3,150,094	3,110,518
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.98%, 7/1/17	3,247,127	3,208,050
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.98%, 7/1/17	1,623,563	1,657,664
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, VRN, 2.75%, 7/1/17(1)	11,000,000	11,101,805
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 7/1/17(1)	10,982,184	11,504,107
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.83%, 7/1/17	474,241	489,447
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 7/1/17	464,650	471,506

Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(1)	1,487,076	1,535,501
Sequoia Mortgage Trust, Series 2017-1, Class A1, VRN, 3.50%, 7/1/17(1)	8,548,288	8,671,676
Sequoia Mortgage Trust, Series 2017-4, Class A4 SEQ, VRN, 3.50%, 7/1/17(1)	12,750,000	13,008,984
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 7/1/17(1)	5,011,122	4,908,456
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-5, Class 5A, VRN, 3.57%, 7/1/17	2,998,342	3,003,127
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 3.35%, 7/1/17	584,318	609,225
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.26%, 7/1/17	4,472,609	4,487,409
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.96%, 7/25/17	5,882,423	5,469,974
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 7/1/17(1)	7,378,660	7,583,953
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	851,531	896,977
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.03%, 7/1/17	3,955,389	3,888,103
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 3.11%, 7/1/17	809,364	820,442
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-DD, Class 2A6, VRN, 3.11%, 7/1/17	2,332,401	2,393,461
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1, VRN, 3.35%, 7/1/17	4,288,327	4,362,638
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.00%, 7/1/17	4,340,888	4,414,135
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 1A11, 5.50%, 10/25/35	1,577,544	1,584,098
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR13, Class A1, VRN, 1.52%, 7/25/17	7,614,795	7,224,944
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 3.34%, 7/1/17	2,381,066	2,390,651
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	2,657,569	2,633,489
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	1,050,082	1,059,187
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 3.06%, 7/1/17	823,091	775,023
Wells Fargo-Mortgage Backed Securities Trust, Series 2004-S, Class A1, VRN, 3.19%, 7/1/17	2,551,823	2,610,643
Wells Fargo-Mortgage Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	1,671,218	1,721,460
Wells Fargo-Mortgage Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.16%, 7/1/17	3,693,922	3,875,710
Wells Fargo-Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 3.15%, 7/1/17	1,169,481	1,197,809
Wells Fargo-Mortgage Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 3.16%, 7/1/17	2,482,673	2,503,769
Wells Fargo-Mortgage Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	2,803,578	2,805,411
Wells Fargo-Mortgage Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	1,245,135	1,256,980
Wells Fargo-Mortgage Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	1,116,052	1,146,150
Wells Fargo-Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	1,037,352	1,086,860
Wells Fargo-Mortgage Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.39%, 7/1/17	2,237,224	2,172,066
Wells Fargo-Mortgage Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	1,800,131	1,900,924
		286,283,344
U.S. Government Agency Collateralized Mortgage Obligations — 3.3%
FHLMC, Series 2016-DNA4, Class M2, VRN, 2.52%, 7/25/17	16,145,000	16,332,566
FHLMC, Series 2016-HQA3, Class M2, VRN, 2.57%, 7/25/17	14,249,000	14,484,849
FHLMC, Series 2017-DNA2, Class M1, VRN, 2.42%, 7/25/17	17,386,718	17,643,871
FHLMC, Series 2017-HQA2, Class M1, VRN, 1.96%, 7/25/17	15,000,000	15,057,399
FHLMC, Series 3397, Class GF, VRN, 1.66%, 7/15/17	1,252,794	1,260,653
FHLMC, Series KF29, Class A, VRN, 1.34%, 7/25/17	36,292,454	36,335,395
FHLMC, Series KF31, Class A, VRN, 1.43%, 7/25/17	37,800,000	37,869,620
FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19	894	939
FNMA, Series 2006-43, Class FM, VRN, 1.52%, 7/25/17	1,409,417	1,408,175
FNMA, Series 2007-36, Class FB, VRN, 1.62%, 7/25/17	3,133,901	3,144,378
FNMA, Series 2014-C02, Class 1M2, VRN, 3.82%, 7/25/17	11,625,000	12,298,038
FNMA, Series 2014-C02, Class 2M2, VRN, 3.82%, 7/25/17	8,492,488	8,881,595
FNMA, Series 2016-C04, Class 1M1, VRN, 2.67%, 7/25/17	15,718,885	15,918,175
FNMA, Series 2016-C05, Class 2M1, VRN, 2.57%, 7/25/17	6,913,718	6,971,292
FNMA, Series 2017-C01, Class 1M1, VRN, 2.52%, 7/25/17	10,935,717	11,054,240

FNMA, Series 2017-C03, Class 1M1, VRN, 2.17%, 7/25/17	14,602,468	14,677,484
GNMA, Series 2007-5, Class FA, VRN, 1.35%, 7/20/17	2,658,747	2,649,753
		215,988,422
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $499,547,709)		502,271,766
ASSET-BACKED SECURITIES(3) — 5.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(1)	17,000,000	17,033,412
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(1)	22,000,000	22,068,222
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	11,614,890	11,657,261
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, VRN, 1.84%, 7/24/17	23,800,000	23,953,381
Colony American Homes, Series 2014-2A, Class A, VRN, 2.17%, 7/17/17(1)	10,558,204	10,565,956
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 2.46%, 7/17/17(1)	24,194,529	24,427,010
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 7/1/17(1)	10,675,000	11,113,676
Enterprise Fleet Financing LLC, Series 2014-2, Class A2 SEQ, 1.05%, 3/20/20(1)	1,803,839	1,802,247
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(1)	7,291,162	7,292,214
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(1)	8,552,401	8,553,511
Enterprise Fleet Financing LLC, Series 2017-1, Class A2 SEQ, 2.13%, 7/20/22(1)	11,500,000	11,523,205
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 SEQ, 1.97%, 1/20/23(1)	25,325,000	25,323,686
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 1.52%, 7/10/17(1)	841,834	841,679
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, VRN, 2.22%, 7/10/17(1)	10,285,767	10,318,598
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(1)	12,625,000	12,587,659
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	1,677,479	1,672,887
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	5,132,399	5,054,140
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	9,222,724	9,232,795
Honda Auto Receivables Owner Trust, Series 2017-1, Class A2 SEQ, 1.42%, 7/22/19	16,050,000	16,049,722
Hyundai Auto Receivables Trust, Series 2017-A, Class A2A SEQ, 1.48%, 2/18/20	18,000,000	18,010,055
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 2.41%, 7/17/17(1)	1,606,949	1,611,010
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	4,075,464	4,063,871
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(1)	6,493,569	6,453,073
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	5,128,046	5,106,002
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(1)	9,243,783	9,137,678
Progress Residential Trust, Series 2016-SFR2, Class A, VRN, 2.57%, 7/17/17(1)	10,035,000	10,198,458
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	14,727,767	14,866,739
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(1)	6,003,197	5,996,633
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)	3,303,386	3,305,979
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	9,188,798	9,288,797
Towd Point Mortgage Trust, Series 2017-2, Class A1, VRN, 2.75%, 7/1/17(1)	12,299,951	12,432,252
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	2,641,396	2,753,655
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	15,610,749	15,568,967
TOTAL ASSET-BACKED SECURITIES (Cost $348,840,122)		349,864,430
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 4.8%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.79%, 7/15/17(1)	11,275,000	11,289,329
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)	14,570,000	14,796,960
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	14,475,000	14,849,901
BBG Mortgage Trust, Series 2017-BBG, Class A, VRN, 1.80%, 7/15/17(1)	24,550,000	24,565,344
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 2.11%, 7/15/17(1)	15,926,491	15,944,788
CD Commercial Mortgage Trust, Series 2016-CD1, Class A4 SEQ, 2.72%, 8/10/49	5,920,000	5,757,408
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, VRN, 4.43%, 7/1/17	10,691,000	11,479,331

Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.86%, 7/1/17	10,000,000	10,820,000
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 7/1/17	10,000,000	10,604,212
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 7/1/17	14,000,000	14,777,487
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 7/1/17	15,000,000	15,339,600
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 7/1/17	10,000,000	10,588,774
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(1)	17,000,000	17,304,470
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	9,000,000	9,202,261
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(1)	7,800,000	7,634,580
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 7/10/17(1)	15,252,000	15,686,944
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 7/1/17	12,185,000	12,607,978
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, 3/15/50	17,970,000	18,480,438
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	6,800,000	7,336,774
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 2.06%, 7/15/17(1)	12,500,000	12,506,983
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%, 8/15/49	15,000,000	14,706,079
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class AS SEQ, 3.06%, 8/15/49	4,500,000	4,402,687
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	12,575,000	12,381,066
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 7/1/17(1)	10,160,000	10,313,161
UBS Commercial Mortgage Securities Trust, Series 2017-C1, Class A3, 3.20%, 6/15/50	13,170,000	13,196,877
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $315,503,546)		316,573,432
U.S. GOVERNMENT AGENCY SECURITIES — 1.5%
FNMA, 2.125%, 4/24/26	4,540,000	4,426,278
FNMA, 6.625%, 11/15/30	67,150,000	96,223,734
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $95,881,108)		100,650,012
MUNICIPAL SECURITIES — 1.2%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	4,189,000	5,896,520
City Public Service Board of San Antonio Rev., 5.99%, 2/1/39	1,700,000	2,220,064
Los Angeles Community College District GO, 6.75%, 8/1/49	1,600,000	2,429,776
Los Angeles Unified School District GO, 5.98%, 5/1/27	1,000,000	1,236,210
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	2,235,000	3,062,710
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	2,070,000	2,898,290
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	2,050,000	2,459,775
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	1,180,000	1,776,502
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	1,000,000	1,461,200
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	4,330,000	4,946,982
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	1,385,000	1,740,045
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	2,750,000	3,246,512
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	1,000,000	1,093,010
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	4,715,000	5,711,704
Sacramento Municipal Utility District Electric Rev., 6.16%, 5/15/36	2,385,000	3,018,051
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	2,620,000	3,108,211
San Diego County Regional Airport Authority Rev., 5.59%, 7/1/43	1,315,000	1,462,490
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	2,375,000	3,000,432
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	1,135,000	1,666,509
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	2,990,000	3,688,045
State of California GO, 6.65%, 3/1/22	1,660,000	1,951,828
State of California GO, 7.55%, 4/1/39	4,325,000	6,616,774
State of California GO, 7.30%, 10/1/39	3,660,000	5,364,865
State of California GO, (Building Bonds), 7.60%, 11/1/40	1,055,000	1,647,224

State of Illinois GO, 5.10%, 6/1/33	4,462,000	4,189,684
State of Kansas Department of Transportation Rev., 4.60%, 9/1/35	1,665,000	1,915,033
State of Oregon Department of Transportation Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	1,420,000	1,833,433
University of California Rev., 5.95%, 5/15/45	1,630,000	2,088,063
TOTAL MUNICIPAL SECURITIES (Cost $69,154,842)		81,729,942
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.8%
Chile — 0.1%
Chile Government International Bond, 3.25%, 9/14/21	1,580,000	1,643,832
Chile Government International Bond, 3.625%, 10/30/42	1,500,000	1,497,525
		3,141,357
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21	2,810,000	2,996,865
Colombia Government International Bond, 7.375%, 9/18/37	1,500,000	1,936,500
Colombia Government International Bond, 6.125%, 1/18/41	1,200,000	1,389,600
		6,322,965
Italy†
Republic of Italy Government International Bond, 6.875%, 9/27/23	1,920,000	2,263,503
Mexico — 0.2%
Mexico Government International Bond, 4.15%, 3/28/27	13,000,000	13,477,750
Mexico Government International Bond, MTN, 4.75%, 3/8/44	2,130,000	2,137,455
		15,615,205
Panama — 0.1%
Panama Government International Bond, 6.70%, 1/26/36	2,700,000	3,484,823
Peru — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37	680,000	897,260
Peruvian Government International Bond, 5.625%, 11/18/50	2,640,000	3,204,960
		4,102,220
Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21	4,170,000	4,445,024
Philippine Government International Bond, 6.375%, 10/23/34	2,840,000	3,826,565
		8,271,589
Poland — 0.1%
Republic of Poland Government International Bond, 3.00%, 3/17/23	1,290,000	1,314,097
Republic of Poland Government International Bond, 5.125%, 4/21/21	2,400,000	2,646,775
		3,960,872
South Africa†
Republic of South Africa Government International Bond, 4.67%, 1/17/24	1,500,000	1,521,873
Uruguay†
Uruguay Government International Bond, 4.375%, 10/27/27	980,000	1,046,150
Uruguay Government International Bond, 4.125%, 11/20/45	1,630,000	1,507,750
		2,553,900
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $48,617,893)		51,238,307
TEMPORARY CASH INVESTMENTS — 3.3%
Federal Home Loan Bank Discount Notes, 0.67%, 7/3/17(5)	95,000,000	95,000,000
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 2/28/18 - 5/15/43, valued at $87,319,958), in a joint trading account at 0.88%, dated 6/30/17, due 7/3/17 (Delivery value $85,233,784)		85,227,534

Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $37,865,241), at 0.34%, dated 6/30/17, due 7/3/17 (Delivery value $37,120,052)	37,119,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $217,343,103)	217,346,534
TOTAL INVESTMENT SECURITIES — 112.1% (Cost $7,345,320,430)	7,421,729,259
OTHER ASSETS AND LIABILITIES(6) — (12.1)%	(802,181,828)
TOTAL NET ASSETS — 100.0%	$6,619,547,431

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	17,666,630	GBP	13,595,991	Credit Suisse AG	9/21/17	(83,770)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
745	U.S. Treasury 2-Year Notes	September 2017	161,001,485	(176,988)
1,633	U.S. Treasury 5-Year Notes	September 2017	192,426,087	(410,467)
1,191	U.S. Treasury 10-Year Notes	September 2017	149,507,719	(487,227)
482	U.S. Treasury 10-Year Ultra Notes	September 2017	64,979,625	(118,569)
			567,914,916	(1,193,251)

Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
1,334	Euro-Bobl 5-Year Bonds	September 2017	200,661,762	1,990,696
184	Euro-Bund 10-Year Bonds	September 2017	34,017,877	516,678
862	U.K. Gilt 10-Year Bonds	September 2017	140,978,895	3,052,484
			375,658,534	5,559,858

SWAP AGREEMENTS:
CENTRALLY CLEARED CREDIT DEFAULT*
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Markit CDX North America Investment Grade Index Series 26	40,000,000	Sell	1.00	6/20/21	0.44	493,130	873,301
Markit CDX North America Investment Grade Index Series 27	25,000,000	Sell	1.00	12/20/21	0.52	272,736	520,142
						765,866	1,393,443

CENTRALLY CLEARED TOTAL RETURN
Floating Rate Reference Index	Notional Amount ($)	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Unrealized Appreciation (Depreciation) ($)	Value ($)
CPURNSA	5,000,000	Receive	2.17	5/10/27	(70,263)	(69,717)
CPURNSA	20,000,000	Receive	2.12	5/24/27	(159,142)	(158,434)
					(229,405)	(228,151)

TOTAL RETURN
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	20,000,000	CPURNSA	Receive	2.26	11/15/26	(436,619)
Bank of America N.A.	20,000,000	CPURNSA	Receive	2.29	11/16/26	(489,007)
Bank of America N.A.	20,000,000	CPURNSA	Receive	2.28	11/21/26	(467,722)
Barclays Bank plc	25,000,000	CPURNSA	Receive	2.25	11/15/26	(515,363)
Barclays Bank plc	25,000,000	CPURNSA	Receive	2.28	11/16/26	(596,016)
Barclays Bank plc	25,000,000	CPURNSA	Receive	2.26	11/21/26	(552,948)
Goldman Sachs & Co.	13,000,000	CPURNSA	Receive	2.25	11/15/26	(264,038)
Goldman Sachs & Co.	13,000,000	CPURNSA	Receive	2.28	11/16/26	(311,249)
Goldman Sachs & Co.	19,300,000	CPURNSA	Receive	2.28	11/21/26	(461,149)
						(4,094,111)

*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $725,036,620, which represented 11.0% of total net assets.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on forward commitments, forward foreign currency contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $19,159,485,

(3)	Final maturity date indicated, unless otherwise noted.

(4)	Forward commitment. Settlement date is indicated.

(5)	The rate indicated is the yield to maturity at purchase.

(6)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	2,098,217,077	—
U.S. Treasury Securities	—	2,056,640,246	—
U.S. Government Agency Mortgage-Backed Securities	—	1,647,197,513	—
Collateralized Mortgage Obligations	—	502,271,766	—
Asset-Backed Securities	—	349,864,430	—
Commercial Mortgage-Backed Securities	—	316,573,432	—
U.S. Government Agency Securities	—	100,650,012	—
Municipal Securities	—	81,729,942	—
Sovereign Governments and Agencies	—	51,238,307	—
Temporary Cash Investments	—	217,346,534	—
	—	7,421,729,259	—
Other Financial Instruments
Futures Contracts	—	5,559,858	—
Swap Agreements	—	1,393,443	—
	—	6,953,301	—

Liabilities
Other Financial Instruments
Futures Contracts	1,193,251	—	—
Swap Agreements	—	4,322,262	—
Forward Foreign Currency Exchange Contracts	—	83,770	—
	1,193,251	4,406,032	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$7,345,968,424
Gross tax appreciation of investments	$120,641,931
Gross tax depreciation of investments	(44,881,096)
Net tax appreciation (depreciation) of investments	$75,760,835

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
High-Yield Fund
June 30, 2017

High-Yield - Schedule of Investments
JUNE 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 93.3%
Aerospace and Defense — 0.9%
Bombardier, Inc., 4.75%, 4/15/19(1)	270,000	275,727
Bombardier, Inc., 5.75%, 3/15/22(1)	415,000	415,000
Bombardier, Inc., 6.00%, 10/15/22(1)	185,000	185,694
Bombardier, Inc., 7.50%, 3/15/25(1)	305,000	317,200
KLX, Inc., 5.875%, 12/1/22(1)	235,000	247,631
TransDigm, Inc., 6.00%, 7/15/22	460,000	474,950
TransDigm, Inc., 6.375%, 6/15/26	520,000	529,100
		2,445,302
Air Freight and Logistics — 0.1%
XPO Logistics, Inc., 6.50%, 6/15/22(1)	240,000	253,200
Airlines — 0.3%
American Airlines Group, Inc., 4.625%, 3/1/20(1)	375,000	389,258
United Continental Holdings, Inc., 5.00%, 2/1/24	555,000	565,406
		954,664
Auto Components — 0.8%
American Axle & Manufacturing, Inc., 6.25%, 3/15/21	140,000	144,200
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	370,000	381,100
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	540,000	567,000
Tenneco, Inc., 5.00%, 7/15/26	475,000	481,531
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	265,000	279,244
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	360,000	381,150
		2,234,225
Automobiles — 0.3%
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20	450,000	462,938
Jaguar Land Rover Automotive plc, 3.50%, 3/15/20(1)	280,000	284,550
		747,488
Banks — 1.5%
Banco GNB Sudameris SA, 6.50%, 4/3/22(1)	555,000	574,425
Barclays Bank plc, 7.625%, 11/21/22	320,000	366,600
BBVA Banco Continental SA, 3.25%, 4/8/18(1)	510,000	517,140
ICICI Bank Ltd. (Dubai), MTN, 4.70%, 2/21/18	255,000	259,296
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)	1,500,000	1,523,576
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(1)	765,000	869,231
Royal Bank of Scotland Group plc, 6.125%, 12/15/22	130,000	142,478
		4,252,746
Biotechnology — 0.2%
AMAG Pharmaceuticals, Inc., 7.875%, 9/1/23(1)	525,000	507,281
Concordia International Corp., 9.50%, 10/21/22(1)	230,000	40,250
Concordia International Corp., 7.00%, 4/15/23(1)	345,000	51,750
		599,281
Building Products — 0.1%
Masco Corp., 5.95%, 3/15/22	148,000	167,224

Masco Corp., 4.45%, 4/1/25	115,000	123,407
		290,631
Capital Markets — 0.2%
Dresdner Funding Trust I, 8.15%, 6/30/31(1)	465,000	586,107
Chemicals — 1.8%
Ashland LLC, 4.75%, 8/15/22	695,000	729,750
Blue Cube Spinco, Inc., 9.75%, 10/15/23	320,000	388,800
CF Industries, Inc., 3.45%, 6/1/23	513,000	486,067
Chemours Co. (The), 6.625%, 5/15/23	350,000	371,875
Hexion, Inc., 6.625%, 4/15/20	405,000	371,587
Huntsman International LLC, 4.875%, 11/15/20	270,000	284,850
Huntsman International LLC, 5.125%, 11/15/22	195,000	209,625
INEOS Group Holdings SA, 5.625%, 8/1/24(1)	625,000	646,094
NOVA Chemicals Corp., 4.875%, 6/1/24(1)	1,000,000	997,500
Platform Specialty Products Corp., 10.375%, 5/1/21(1)	70,000	77,613
Platform Specialty Products Corp., 6.50%, 2/1/22(1)	195,000	202,313
Tronox Finance LLC, 6.375%, 8/15/20	255,000	256,275
		5,022,349
Commercial Services and Supplies — 1.8%
ADT Corp. (The), 6.25%, 10/15/21	555,000	607,031
Clean Harbors, Inc., 5.25%, 8/1/20	550,000	558,938
Covanta Holding Corp., 5.875%, 3/1/24	1,606,000	1,569,865
Envision Healthcare Corp., 5.125%, 7/1/22(1)	630,000	649,687
Global A&T Electronics Ltd., 10.00%, 2/1/19(1)	250,000	187,500
Iron Mountain, Inc., 5.75%, 8/15/24	795,000	814,875
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(1)	530,000	577,255
		4,965,151
Communications Equipment — 0.8%
CommScope Technologies LLC, 5.00%, 3/15/27(1)	555,000	555,000
CommScope, Inc., 5.50%, 6/15/24(1)	238,000	248,636
IHS Netherlands Holdco BV, 9.50%, 10/27/21(1)	305,000	312,214
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	615,000	650,363
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(1)	500,000	524,375
		2,290,588
Construction and Engineering — 0.2%
SBA Communications Corp., 4.875%, 7/15/22	415,000	428,488
Construction Materials — 0.8%
Builders FirstSource, Inc., 10.75%, 8/15/23(1)	280,000	324,100
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	389,000	406,505
Ply Gem Industries, Inc., 6.50%, 2/1/22	735,000	773,529
Standard Industries, Inc., 6.00%, 10/15/25(1)	375,000	403,125
USG Corp., 5.50%, 3/1/25(1)	280,000	298,550
		2,205,809
Consumer Discretionary — 0.2%
Grupo Unicomer Co. Ltd., 7.875%, 4/1/24(1)	460,000	495,742
Consumer Finance — 2.0%
CIT Group, Inc., 5.50%, 2/15/19(1)	95,000	99,988
CIT Group, Inc., 3.875%, 2/19/19	280,000	287,700
CIT Group, Inc., 5.00%, 8/15/22	635,000	685,800

CIT Group, Inc., 5.00%, 8/1/23	350,000	378,000
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	370,000	403,763
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	465,000	509,077
Harland Clarke Holdings Corp., 9.25%, 3/1/21(1)	140,000	137,375
IHS Markit Ltd., 4.75%, 2/15/25(1)	140,000	150,675
Navient Corp., 5.00%, 10/26/20	360,000	374,400
Navient Corp., 5.50%, 1/25/23	905,000	923,100
Navient Corp., MTN, 6.125%, 3/25/24	140,000	144,900
OneMain Financial Holdings LLC, 6.75%, 12/15/19(1)	280,000	295,050
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(1)	460,000	482,572
Springleaf Finance Corp., Series J, MTN, 6.90%, 12/15/17	625,000	635,156
		5,507,556
Containers and Packaging — 2.8%
ARD Finance SA, PIK, 7.125%, 9/15/23	780,000	834,522
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)	835,000	916,412
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)	415,000	436,787
Ball Corp., 5.00%, 3/15/22	405,000	433,856
Ball Corp., 4.00%, 11/15/23	390,000	400,238
Ball Corp., 5.25%, 7/1/25	250,000	276,875
Berry Plastics Corp., 5.50%, 5/15/22	300,000	312,750
Berry Plastics Corp., 5.125%, 7/15/23	330,000	344,850
BWAY Holding Co., 5.50%, 4/15/24(1)	230,000	235,463
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	445,000	467,250
Novelis Corp., 6.25%, 8/15/24(1)	265,000	278,913
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	240,000	265,050
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	415,000	425,205
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.875%, 2/15/21	204,163	210,032
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	390,000	405,600
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(1)	835,000	897,283
Sealed Air Corp., 5.125%, 12/1/24(1)	540,000	581,850
		7,722,936
Diversified Consumer Services — 0.1%
Service Corp. International, 5.375%, 5/15/24	140,000	148,386
Diversified Financial Services — 2.1%
Ally Financial, Inc., 4.75%, 9/10/18	335,000	345,050
Ally Financial, Inc., 3.50%, 1/27/19	540,000	548,775
Ally Financial, Inc., 8.00%, 3/15/20	447,000	509,580
Ally Financial, Inc., 4.125%, 2/13/22	555,000	570,262
Ally Financial, Inc., 4.625%, 3/30/25	80,000	82,234
Ally Financial, Inc., 5.75%, 11/20/25	1,095,000	1,156,594
Ally Financial, Inc., 8.00%, 11/1/31	210,000	258,300
HUB International Ltd., 7.875%, 10/1/21(1)	410,000	428,450
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20	300,000	309,375
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22	405,000	416,644
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 2/1/22	255,000	266,475
Intelsat Connect Finance SA, 12.50%, 4/1/22(1)	161,000	146,108
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20(1)	235,000	242,050
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 7/1/21	385,000	395,587
		5,675,484

Diversified Telecommunication Services — 4.4%
CenturyLink, Inc., 5.625%, 4/1/20	1,055,000	1,119,946
Cincinnati Bell, Inc., 7.00%, 7/15/24(1)	1,265,000	1,325,340
Frontier Communications Corp., 7.125%, 3/15/19	495,000	517,275
Frontier Communications Corp., 8.50%, 4/15/20	112,000	118,020
Frontier Communications Corp., 10.50%, 9/15/22	385,000	368,156
Frontier Communications Corp., 7.125%, 1/15/23	805,000	674,187
Frontier Communications Corp., 6.875%, 1/15/25	450,000	356,625
Frontier Communications Corp., 11.00%, 9/15/25	255,000	237,788
Hughes Satellite Systems Corp., 6.50%, 6/15/19	250,000	270,938
Hughes Satellite Systems Corp., 5.25%, 8/1/26	480,000	503,400
Inmarsat Finance plc, 4.875%, 5/15/22(1)	175,000	178,500
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	680,000	646,000
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(1)(2)	1,000,000	1,001,250
Level 3 Financing, Inc., 5.375%, 8/15/22	645,000	665,962
Level 3 Financing, Inc., 5.375%, 5/1/25	185,000	195,175
SoftBank Group Corp., 4.50%, 4/15/20(1)	560,000	583,570
Sprint Capital Corp., 6.90%, 5/1/19	860,000	922,126
Sprint Capital Corp., 6.875%, 11/15/28	280,000	311,940
Sprint Capital Corp., 8.75%, 3/15/32	280,000	353,500
Telecom Italia Capital SA, 6.375%, 11/15/33	1,000,000	1,085,000
Windstream Services LLC, 7.75%, 10/15/20	335,000	339,188
Windstream Services LLC, 7.75%, 10/1/21	165,000	155,925
Windstream Services LLC, 6.375%, 8/1/23	350,000	290,719
		12,220,530
Electronic Equipment, Instruments and Components — 0.3%
Sanmina Corp., 4.375%, 6/1/19(1)	685,000	705,550
Energy Equipment and Services — 1.8%
Ensco plc, 4.70%, 3/15/21	140,000	137,550
Ensco plc, 8.00%, 1/31/24	488,000	461,160
Ensco plc, 5.20%, 3/15/25	245,000	200,288
FTS International, Inc., 6.25%, 5/1/22	225,000	183,375
Noble Holding International Ltd., 7.75%, 1/15/24	1,375,000	1,092,176
Precision Drilling Corp., 5.25%, 11/15/24	375,000	330,000
SESI LLC, 6.375%, 5/1/19	340,000	338,300
Transocean, Inc., 6.00%, 3/15/18	42,000	43,050
Transocean, Inc., 9.00%, 7/15/23(1)	760,000	792,300
Weatherford International Ltd., 7.75%, 6/15/21	390,000	393,412
Weatherford International Ltd., 4.50%, 4/15/22	840,000	745,500
Weatherford International Ltd., 9.875%, 2/15/24(1)	250,000	262,500
		4,979,611
Equity Real Estate Investment Trusts (REITs) — 1.2%
CoreCivic, Inc., 4.125%, 4/1/20	375,000	387,188
Equinix, Inc., 4.875%, 4/1/20	210,000	215,381
Equinix, Inc., 5.375%, 4/1/23	235,000	245,281
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	475,000	520,125
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21	280,000	288,400
Uniti Group, Inc. / CSL Capital LLC, 6.00%, 4/15/23(1)	140,000	146,037
Uniti Group, Inc. / CSL Capital LLC, 8.25%, 10/15/23	605,000	626,175

Uniti Group, Inc. / CSL Capital LLC, 7.125%, 12/15/24(1)	770,000	766,395
		3,194,982
Financial Services — 0.9%
PetSmart, Inc., 7.125%, 3/15/23(1)	1,380,000	1,231,650
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(1)	1,150,000	1,326,812
		2,558,462
Food and Staples Retailing — 1.3%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 6.625%, 6/15/24(1)	1,025,000	1,019,875
BI-LO LLC / BI-LO Finance Corp., 9.25%, 2/15/19(1)	125,000	107,500
Dollar Tree, Inc., 5.75%, 3/1/23	215,000	227,631
Horizon Pharma, Inc., 6.625%, 5/1/23	415,000	392,175
Rite Aid Corp., 6.125%, 4/1/23(1)	1,365,000	1,347,938
SUPERVALU, Inc., 6.75%, 6/1/21	250,000	246,250
Tesco plc, 6.15%, 11/15/37(1)	230,000	242,148
		3,583,517
Food Products — 1.8%
B&G Foods, Inc., 5.25%, 4/1/25	460,000	470,350
JBS USA LUX SA / JBS USA Finance, Inc., 8.25%, 2/1/20(1)	265,000	266,325
JBS USA LUX SA / JBS USA Finance, Inc., 7.25%, 6/1/21(1)	210,000	210,945
JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(1)	280,000	263,900
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(1)	45,000	42,525
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)	460,000	476,100
Nature's Bounty Co. (The), 7.625%, 5/15/21(1)	265,000	282,225
Pilgrim's Pride Corp., 5.75%, 3/15/25(1)	1,355,000	1,365,162
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21	320,000	327,200
Post Holdings, Inc., 5.00%, 8/15/26(1)	1,385,000	1,385,000
		5,089,732
Gas Utilities — 3.4%
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24	245,000	274,400
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	485,000	518,950
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27(1)	450,000	461,812
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23	140,000	143,850
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25(1)	460,000	460,000
Energy Transfer Equity LP, 5.875%, 1/15/24	610,000	649,650
Energy Transfer Equity LP, 5.50%, 6/1/27	400,000	416,000
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	235,000	236,763
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	910,000	866,775
MPLX LP, 4.875%, 12/1/24	245,000	261,627
NGPL PipeCo LLC, 7.12%, 12/15/17(1)	210,000	214,988
NuStar Logistics LP, 4.75%, 2/1/22	155,000	157,325
Regency Energy Partners LP / Regency Energy Finance Corp., 5.50%, 4/15/23	375,000	390,000
Rockies Express Pipeline LLC, 5.625%, 4/15/20(1)	815,000	870,012
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	700,000	774,114
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	471,000	462,169
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25(1)	461,000	476,559
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	280,000	296,800
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22	265,000	282,887
Williams Cos., Inc. (The), 4.55%, 6/24/24	1,205,000	1,244,162
		9,458,843

Health Care Equipment and Supplies — 0.8%
Alere, Inc., 6.50%, 6/15/20	350,000	356,562
Alere, Inc., 6.375%, 7/1/23(1)	165,000	177,994
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 8.125%, 6/15/21(1)	235,000	219,725
Mallinckrodt International Finance SA, 4.75%, 4/15/23	625,000	535,937
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(1)	320,000	302,400
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(1)	265,000	243,138
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.50%, 4/15/25(1)	145,000	127,600
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.625%, 5/15/22(1)	175,000	168,000
		2,131,356
Health Care Providers and Services — 7.2%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	460,000	477,250
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	290,000	301,419
Centene Corp., 5.625%, 2/15/21	555,000	579,975
Centene Corp., 6.125%, 2/15/24	555,000	601,442
CHS / Community Health Systems, Inc., 8.00%, 11/15/19	415,000	418,631
CHS / Community Health Systems, Inc., 7.125%, 7/15/20	585,000	571,837
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	180,000	157,950
CHS / Community Health Systems, Inc., 6.25%, 3/31/23	725,000	751,172
CHS/Community Health Systems, Inc., 5.125%, 8/1/21	270,000	274,388
DaVita, Inc., 5.75%, 8/15/22	625,000	642,969
DaVita, Inc., 5.125%, 7/15/24	532,000	540,977
DaVita, Inc., 5.00%, 5/1/25	235,000	236,175
Envision Healthcare Corp., 5.625%, 7/15/22	665,000	689,937
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/24(1)	425,000	448,375
HCA, Inc., 4.25%, 10/15/19	140,000	145,600
HCA, Inc., 6.50%, 2/15/20	320,000	350,000
HCA, Inc., 7.50%, 2/15/22	625,000	721,094
HCA, Inc., 5.875%, 3/15/22	140,000	155,575
HCA, Inc., 4.75%, 5/1/23	555,000	588,300
HCA, Inc., 5.00%, 3/15/24	690,000	732,262
HCA, Inc., 5.375%, 2/1/25	695,000	734,823
HCA, Inc., 7.69%, 6/15/25	670,000	780,550
HCA, Inc., 4.50%, 2/15/27	280,000	288,750
HealthSouth Corp., 5.75%, 11/1/24	275,000	283,388
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	960,000	965,280
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(1)	375,000	396,094
Kindred Healthcare, Inc., 8.00%, 1/15/20	300,000	316,500
Kindred Healthcare, Inc., 6.375%, 4/15/22	200,000	197,750
LifePoint Health, Inc., 5.50%, 12/1/21	280,000	289,975
Tenet Healthcare Corp., 5.00%, 3/1/19	835,000	877,051
Tenet Healthcare Corp., 8.00%, 8/1/20	195,000	197,681
Tenet Healthcare Corp., 6.00%, 10/1/20	585,000	628,144
Tenet Healthcare Corp., 4.50%, 4/1/21	410,000	418,713
Tenet Healthcare Corp., 8.125%, 4/1/22	670,000	713,550
Tenet Healthcare Corp., 6.75%, 6/15/23	780,000	781,950
THC Escrow Corp. III, 5.125%, 5/1/25(1)	1,000,000	1,006,250
THC Escrow Corp. III, 7.00%, 8/1/25(1)	1,000,000	998,750

Universal Health Services, Inc., 5.00%, 6/1/26(1)	475,000	495,188
		19,755,715
Hotels, Restaurants and Leisure — 5.5%
1011778 BC ULC / New Red Finance, Inc., 6.00%, 4/1/22(1)	720,000	747,900
Aramark Services, Inc., 5.125%, 1/15/24	355,000	374,081
Boyd Gaming Corp., 6.875%, 5/15/23	488,000	523,990
Boyd Gaming Corp., 6.375%, 4/1/26	350,000	379,313
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 8.00%, 10/1/20	350,000	361,375
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 11.00%, 10/1/21	415,000	445,088
Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance, Inc., 9.375%, 5/1/22	70,000	76,125
Eldorado Resorts, Inc., 7.00%, 8/1/23	600,000	651,000
FelCor Lodging LP, 5.625%, 3/1/23	215,000	224,138
Golden Nugget, Inc., 8.50%, 12/1/21(1)	745,000	793,425
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(1)	710,000	721,537
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25(1)	455,000	470,356
International Game Technology plc, 6.25%, 2/15/22(1)	495,000	543,262
International Game Technology plc, 6.50%, 2/15/25(1)	910,000	1,003,275
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(1)	460,000	481,850
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/1/26(1)	250,000	263,750
MGM Resorts International, 8.625%, 2/1/19	210,000	232,050
MGM Resorts International, 5.25%, 3/31/20	640,000	679,200
MGM Resorts International, 7.75%, 3/15/22	70,000	82,338
MGM Resorts International, 6.00%, 3/15/23	350,000	386,750
MGM Resorts International, 4.625%, 9/1/26	280,000	284,200
Penn National Gaming, Inc., 5.625%, 1/15/27(1)	980,000	1,000,825
Pinnacle Entertainment, Inc., 5.625%, 5/1/24(1)	360,000	375,300
Rivers Pittsburgh Borrower, LP / Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(1)	260,000	264,550
Scientific Games International, Inc., 6.25%, 9/1/20	445,000	443,331
Scientific Games International, Inc., 7.00%, 1/1/22(1)	975,000	1,040,812
Scientific Games International, Inc., 10.00%, 12/1/22	490,000	539,000
Station Casinos LLC, 7.50%, 3/1/21	320,000	333,600
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	805,000	848,772
Wynn Macau Ltd., 5.25%, 10/15/21(1)	370,000	380,175
Yum! Brands, Inc., 3.75%, 11/1/21	200,000	204,250
		15,155,618
Household Durables — 2.9%
Beazer Homes USA, Inc., 8.75%, 3/15/22	260,000	290,550
Beazer Homes USA, Inc., 7.25%, 2/1/23	294,000	309,435
Beazer Homes USA, Inc., 6.75%, 3/15/25	730,000	762,850
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(1)	340,000	353,600
Century Communities, Inc., 6.875%, 5/15/22	235,000	247,925
K Hovnanian Enterprises, Inc., 7.00%, 1/15/19(1)	225,000	226,688
KB Home, 4.75%, 5/15/19	140,000	144,900
KB Home, 7.00%, 12/15/21	110,000	123,750
Lennar Corp., 4.50%, 4/30/24	695,000	720,089
Meritage Homes Corp., 7.00%, 4/1/22	210,000	239,925
Meritage Homes Corp., 5.125%, 6/6/27(1)	730,000	732,737
PulteGroup, Inc., 5.50%, 3/1/26	465,000	496,969
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(1)	355,000	367,248

Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24(1)	1,015,000	1,068,287
Toll Brothers Finance Corp., 6.75%, 11/1/19	190,000	209,475
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	960,000	1,017,600
William Lyon Homes, Inc., 5.875%, 1/31/25	570,000	588,525
		7,900,553
Household Products — 0.4%
Energizer Holdings, Inc., 5.50%, 6/15/25(1)	365,000	382,794
Spectrum Brands, Inc., 6.625%, 11/15/22	465,000	489,412
Spectrum Brands, Inc., 5.75%, 7/15/25	325,000	350,220
		1,222,426
Industrial Conglomerates — 0.6%
Bombardier, Inc., 8.75%, 12/1/21(1)	360,000	400,500
HD Supply, Inc., 5.25%, 12/15/21(1)	245,000	258,016
Signode Industrial Group Lux SA / Signode Industrial Group US, Inc., 6.375%, 5/1/22(1)	988,000	1,037,400
		1,695,916
Insurance — 0.5%
Genworth Holdings, Inc., 7.625%, 9/24/21	315,000	305,550
Genworth Holdings, Inc., VRN, 3.18%, 8/15/17	175,000	67,375
Liberty Mutual Group, Inc., VRN, 4.15%, 9/15/17(1)	670,000	654,925
Voya Financial, Inc., VRN, 5.65%, 5/15/23	350,000	372,750
		1,400,600
Internet Software and Services — 0.4%
IAC/InterActiveCorp, 4.75%, 12/15/22	130,000	128,050
Netflix, Inc., 5.375%, 2/1/21	140,000	151,917
Netflix, Inc., 5.75%, 3/1/24	555,000	607,031
VeriSign, Inc., 4.625%, 5/1/23	140,000	144,200
VeriSign, Inc., 5.25%, 4/1/25	70,000	75,075
		1,106,273
IT Services — 0.9%
CDW LLC / CDW Finance Corp., 5.00%, 9/1/23	240,000	250,500
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	290,000	315,103
First Data Corp., 7.00%, 12/1/23(1)	930,000	995,100
First Data Corp., 5.00%, 1/15/24(1)	235,000	242,562
First Data Corp., 5.75%, 1/15/24(1)	660,000	688,050
		2,491,315
Machinery — 0.4%
BlueLine Rental Finance Corp. / BlueLine Rental LLC, 9.25%, 3/15/24(1)	345,000	359,662
CNH Industrial Capital LLC, 3.375%, 7/15/19	325,000	331,094
Navistar International Corp., 8.25%, 11/1/21	284,000	288,260
		979,016
Marine — 0.4%
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	1,005,000	1,020,075
Media — 11.8%
Altice Financing SA, 6.50%, 1/15/22(1)	265,000	277,588
Altice Financing SA, 6.625%, 2/15/23(1)	980,000	1,042,171
Altice Financing SA, 7.50%, 5/15/26(1)	555,000	617,437
Altice Finco SA, 7.625%, 2/15/25(1)	360,000	385,650
Altice Luxembourg SA, 7.75%, 5/15/22(1)	545,000	579,062
Altice Luxembourg SA, 7.625%, 2/15/25(1)	470,000	518,762

Altice US Finance I Corp., 5.375%, 7/15/23(1)	460,000	479,837
Altice US Finance I Corp., 5.50%, 5/15/26(1)	245,000	257,863
AMC Entertainment Holdings, Inc., 5.875%, 2/15/22	140,000	146,650
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25	140,000	145,950
Cablevision SA, 6.50%, 6/15/21(1)	305,000	324,063
Cablevision Systems Corp., 5.875%, 9/15/22	805,000	848,269
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	670,000	691,373
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/23(1)	880,000	926,200
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	325,000	346,938
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	880,000	943,800
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	515,000	527,875
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21(1)	685,000	700,412
Cinemark USA, Inc., 5.125%, 12/15/22	165,000	170,775
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	765,000	763,125
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	280,000	288,579
CSC Holdings LLC, 7.625%, 7/15/18	335,000	354,263
CSC Holdings LLC, 6.75%, 11/15/21	465,000	516,150
CSC Holdings LLC, 10.125%, 1/15/23(1)	340,000	395,250
CSC Holdings LLC, 6.625%, 10/15/25(1)	200,000	220,520
CSC Holdings LLC, 10.875%, 10/15/25(1)	380,000	458,375
CSC Holdings LLC, 5.50%, 4/15/27(1)	485,000	514,100
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	190,000	53,200
DISH DBS Corp., 6.75%, 6/1/21	570,000	634,125
DISH DBS Corp., 5.00%, 3/15/23	885,000	909,337
DISH DBS Corp., 5.875%, 11/15/24	830,000	888,698
Gray Television, Inc., 5.125%, 10/15/24(1)	675,000	683,437
Gray Television, Inc., 5.875%, 7/15/26(1)	855,000	874,237
GTH Finance BV, 7.25%, 4/26/23(1)	780,000	862,387
Lamar Media Corp., 5.875%, 2/1/22	405,000	419,175
Lamar Media Corp., 5.00%, 5/1/23	390,000	407,550
McClatchy Co. (The), 9.00%, 12/15/22	125,000	130,000
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(1)	635,000	644,525
Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20	288,000	293,121
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	355,000	369,200
Regal Entertainment Group, 5.75%, 3/15/22	350,000	366,625
RR Donnelley & Sons Co., 6.00%, 4/1/24	415,000	406,181
SFR Group SA, 6.00%, 5/15/22(1)	1,095,000	1,147,012
SFR Group SA, 7.375%, 5/1/26(1)	1,115,000	1,213,956
Sinclair Television Group, Inc., 5.375%, 4/1/21	280,000	288,120
Sinclair Television Group, Inc., 5.625%, 8/1/24(1)	485,000	498,944
Sirius XM Radio, Inc., 4.625%, 5/15/23(1)	515,000	531,094
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	280,000	298,200
Sirius XM Radio, Inc., 5.375%, 4/15/25(1)	350,000	362,688
TEGNA, Inc., 5.125%, 7/15/20	280,000	287,350
TEGNA, Inc., 5.50%, 9/15/24(1)	415,000	429,006
Unitymedia GmbH, 6.125%, 1/15/25(1)	265,000	285,538
Univision Communications, Inc., 5.125%, 5/15/23(1)	280,000	283,410
Univision Communications, Inc., 5.125%, 2/15/25(1)	375,000	372,656
UPCB Finance IV Ltd., 5.375%, 1/15/25(1)	315,000	331,144

Videotron Ltd., 5.00%, 7/15/22	280,000	297,150
Virgin Media Finance plc, 5.75%, 1/15/25(1)	640,000	666,400
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)	510,000	532,726
Virgin Media Secured Finance plc, 5.50%, 8/15/26(1)	465,000	488,250
WideOpenWest Finance LLC / WideOpenWest Capital Corp., 10.25%, 7/15/19	158,000	162,938
Wind Acquisition Finance SA, 4.75%, 7/15/20(1)	440,000	445,720
Wind Acquisition Finance SA, 7.375%, 4/23/21(1)	510,000	530,719
WMG Acquisition Corp., 5.625%, 4/15/22(1)	517,000	537,034
Ziggo Bond Finance BV, 5.875%, 1/15/25(1)	290,000	299,425
Ziggo Secured Finance BV, 5.50%, 1/15/27(1)	875,000	895,781
		32,568,096
Metals and Mining — 5.5%
AK Steel Corp., 7.00%, 3/15/27	455,000	472,063
Alcoa Nederland Holding BV, 6.75%, 9/30/24(1)	410,000	446,900
Aleris International, Inc., 9.50%, 4/1/21(1)	235,000	242,823
Allegheny Technologies, Inc., 5.95%, 1/15/21	715,000	720,362
Anglo American Capital plc, 3.625%, 5/14/20(1)	555,000	566,794
Anglo American Capital plc, 4.875%, 5/14/25(1)	415,000	433,675
ArcelorMittal, 6.00%, 3/1/21	425,000	459,531
ArcelorMittal, 6.125%, 6/1/25	535,000	601,875
ArcelorMittal, 7.25%, 3/1/41	555,000	614,662
Arconic, Inc., 5.40%, 4/15/21	505,000	532,144
Arconic, Inc., 5.125%, 10/1/24	675,000	703,687
Cliffs Natural Resources, Inc., 8.25%, 3/31/20(1)	283,000	309,885
Cliffs Natural Resources, Inc., 5.75%, 3/1/25(1)	460,000	435,850
Constellium NV, 6.625%, 3/1/25(1)	1,335,000	1,281,600
First Quantum Minerals Ltd., 7.25%, 5/15/22(1)	605,000	620,125
First Quantum Minerals Ltd., 7.25%, 4/1/23(1)	280,000	275,800
Freeport-McMoRan, Inc., 2.30%, 11/14/17	485,000	485,000
Freeport-McMoRan, Inc., 3.55%, 3/1/22	975,000	918,625
Freeport-McMoRan, Inc., 5.40%, 11/14/34	905,000	812,237
Kinross Gold Corp., 5.125%, 9/1/21	140,000	149,800
Lundin Mining Corp., 7.875%, 11/1/22(1)	235,000	257,325
New Gold, Inc., 6.25%, 11/15/22(1)	115,000	118,738
Novelis Corp., 5.875%, 9/30/26(1)	780,000	805,350
Steel Dynamics, Inc., 5.25%, 4/15/23	400,000	417,500
Steel Dynamics, Inc., 5.00%, 12/15/26	360,000	370,350
Teck Resources Ltd., 4.75%, 1/15/22	585,000	608,400
Teck Resources Ltd., 8.50%, 6/1/24(1)	265,000	306,738
Teck Resources Ltd., 6.25%, 7/15/41	465,000	484,763
United States Steel Corp., 7.375%, 4/1/20	98,000	106,467
United States Steel Corp., 8.375%, 7/1/21(1)	405,000	446,513
		15,005,582
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
iStar, Inc., 5.00%, 7/1/19	270,000	272,869
Multi-Utilities — 2.8%
AES Corp., 4.875%, 5/15/23	760,000	778,050
AES Corp., 6.00%, 5/15/26	530,000	569,750
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26	480,000	494,400

AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	405,000	413,100
Calpine Corp., 5.375%, 1/15/23	645,000	631,294
Calpine Corp., 5.50%, 2/1/24	140,000	133,175
Calpine Corp., 5.75%, 1/15/25	985,000	928,362
Dynegy, Inc., 6.75%, 11/1/19	225,000	233,156
Dynegy, Inc., 7.375%, 11/1/22	735,000	727,650
Dynegy, Inc., 7.625%, 11/1/24	225,000	219,375
IPALCO Enterprises, Inc., 5.00%, 5/1/18	280,000	285,950
NRG Energy, Inc., 6.25%, 7/15/22	655,000	675,469
NRG Energy, Inc., 6.25%, 5/1/24	680,000	690,200
NRG Energy, Inc., 7.25%, 5/15/26	530,000	551,200
Talen Energy Supply LLC, 4.625%, 7/15/19(1)	71,000	69,403
Talen Energy Supply LLC, 6.50%, 6/1/25	390,000	275,925
		7,676,459
Multiline Retail — 0.3%
Bon-Ton Department Stores, Inc. (The), 8.00%, 6/15/21	180,000	73,350
JC Penney Corp., Inc., 5.75%, 2/15/18	296,000	300,810
JC Penney Corp., Inc., 5.65%, 6/1/20	235,000	232,063
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(1)	330,000	181,500
		787,723
Oil, Gas and Consumable Fuels — 8.8%
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24(1)	685,000	693,562
Antero Resources Corp., 5.125%, 12/1/22	655,000	659,703
Antero Resources Corp., 5.625%, 6/1/23	255,000	259,463
California Resources Corp., 8.00%, 12/15/22(1)	724,000	460,645
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21	235,000	204,450
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	485,000	495,306
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	235,000	227,363
Cenovus Energy, Inc., 6.75%, 11/15/39	500,000	527,340
Chesapeake Energy Corp., 8.00%, 12/15/22(1)	469,000	497,726
Chesapeake Energy Corp., 8.00%, 1/15/25(1)	855,000	849,656
Comstock Resources, Inc., PIK, 10.00%, 3/15/20	485,000	486,212
Concho Resources, Inc., 5.50%, 10/1/22	475,000	489,250
Concho Resources, Inc., 5.50%, 4/1/23	625,000	645,312
CONSOL Energy, Inc., 5.875%, 4/15/22	1,258,000	1,242,275
Continental Resources, Inc., 5.00%, 9/15/22	371,000	365,435
Continental Resources, Inc., 3.80%, 6/1/24	655,000	603,006
Continental Resources, Inc., 4.90%, 6/1/44	245,000	205,800
Denbury Resources, Inc., 9.00%, 5/15/21(1)	255,000	244,163
Denbury Resources, Inc., 4.625%, 7/15/23	220,000	117,700
Diamondback Energy, Inc., 4.75%, 11/1/24(1)	585,000	585,000
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	875,000	694,531
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 11/29/24(1)	530,000	531,325
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 2/15/25(1)	70,000	52,500
Ferrellgas LP / Ferrellgas Finance Corp., 6.50%, 5/1/21	280,000	266,000
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	290,000	274,775
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23	185,000	172,975
Gulfport Energy Corp., 6.00%, 10/15/24(1)	305,000	298,138
Gulfport Energy Corp., 6.375%, 5/15/25(1)	470,000	464,713

Halcon Resources Corp., 12.00%, 2/15/22(1)	110,000	124,850
Halcon Resources Corp., 6.75%, 2/15/25(1)	830,000	751,150
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(1)	240,000	227,400
Laredo Petroleum, Inc., 6.25%, 3/15/23	285,000	284,288
MEG Energy Corp., 7.00%, 3/31/24(1)	335,000	262,138
MEG Energy Corp., 6.50%, 1/15/25(1)	555,000	507,131
Murphy Oil Corp., 4.70%, 12/1/22	460,000	445,280
Newfield Exploration Co., 5.75%, 1/30/22	280,000	296,100
Newfield Exploration Co., 5.375%, 1/1/26	140,000	145,600
Oasis Petroleum, Inc., 6.875%, 3/15/22	855,000	833,625
Petrobras Global Finance BV, 4.875%, 3/17/20	415,000	424,379
QEP Resources, Inc., 5.375%, 10/1/22	865,000	836,887
Range Resources Corp., 5.75%, 6/1/21(1)	280,000	287,000
Range Resources Corp., 5.00%, 8/15/22(1)	415,000	409,813
Sanchez Energy Corp., 7.75%, 6/15/21	445,000	404,950
SM Energy Co., 6.50%, 1/1/23	140,000	134,050
SM Energy Co., 5.00%, 1/15/24	365,000	324,850
Southwestern Energy Co., 6.70%, 1/23/25	555,000	545,287
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	385,000	385,000
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.75%, 3/1/25	550,000	547,250
Sunoco LP / Sunoco Finance Corp., 5.50%, 8/1/20	525,000	538,781
Sunoco LP / Sunoco Finance Corp., 6.375%, 4/1/23	468,000	496,829
Whiting Petroleum Corp., 5.75%, 3/15/21	1,260,000	1,190,700
WPX Energy, Inc., 6.00%, 1/15/22	415,000	412,925
WPX Energy, Inc., 8.25%, 8/1/23	235,000	256,150
YPF SA, 8.875%, 12/19/18	415,000	445,669
		24,132,406
Personal Products — 0.1%
Avon Products, Inc., 7.00%, 3/15/23	280,000	258,300
Pharmaceuticals — 2.4%
Capsugel SA, PIK, 7.00%, 5/15/19(1)	811,000	811,000
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 7/15/23(1)	465,000	393,158
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 2/1/25(1)	380,000	311,600
Endo Finance LLC / Endo Finco, Inc., 7.25%, 1/15/22(1)	330,000	317,625
Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23(1)	345,000	289,800
Quintiles IMS, Inc., 4.875%, 5/15/23(1)	475,000	488,656
Valeant Pharmaceuticals International, Inc., 5.375%, 3/15/20(1)	665,000	643,387
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	740,000	720,575
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/21(1)	360,000	343,800
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22(1)	485,000	458,325
Valeant Pharmaceuticals International, Inc., 5.50%, 3/1/23(1)	870,000	742,754
Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24(1)	430,000	453,113
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(1)	910,000	773,500
		6,747,293
Professional Services — 0.1%
Team Health Holdings, Inc., 6.375%, 2/1/25(1)	230,000	223,675
Real Estate Management and Development — 0.1%
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19(1)	400,000	414,500
Semiconductors and Semiconductor Equipment — 0.7%
Advanced Micro Devices, Inc., 7.50%, 8/15/22	70,000	78,050

Advanced Micro Devices, Inc., 7.00%, 7/1/24	181,000	192,539
Amkor Technology, Inc., 6.375%, 10/1/22	280,000	292,600
Micron Technology, Inc., 5.25%, 8/1/23(1)	410,000	427,835
Micron Technology, Inc., 5.50%, 2/1/25	144,000	152,640
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	555,000	579,281
Sensata Technologies BV, 5.00%, 10/1/25(1)	138,000	145,010
		1,867,955
Software — 0.9%
BMC Software Finance, Inc., 8.125%, 7/15/21(1)	70,000	72,822
Infor US, Inc., 6.50%, 5/15/22	1,363,000	1,417,520
Quintiles IMS, Inc., 5.00%, 10/15/26(1)	485,000	501,369
Rackspace Hosting, Inc., 8.625%, 11/15/24(1)	540,000	576,450
		2,568,161
Specialty Retail — 2.5%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	875,000	894,687
Ashtead Capital, Inc., 5.625%, 10/1/24(1)	692,000	747,360
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.125%, 6/1/22(1)	320,000	318,000
Herc Rentals, Inc., 7.50%, 6/1/22(1)	315,000	333,900
Hertz Corp. (The), 5.875%, 10/15/20	125,000	121,563
Hertz Corp. (The), 7.375%, 1/15/21	430,000	417,100
Hertz Corp. (The), 6.25%, 10/15/22	235,000	206,213
Michaels Stores, Inc., 5.875%, 12/15/20(1)	380,000	389,500
Party City Holdings, Inc., 6.125%, 8/15/23(1)	280,000	291,200
PetSmart, Inc., 5.875%, 6/1/25(1)	380,000	368,125
Rent-A-Center, Inc., 6.625%, 11/15/20	325,000	306,312
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	280,000	286,300
Sonic Automotive, Inc., 5.00%, 5/15/23	235,000	224,719
United Rentals North America, Inc., 6.125%, 6/15/23	230,000	240,063
United Rentals North America, Inc., 4.625%, 7/15/23	550,000	573,100
United Rentals North America, Inc., 5.50%, 7/15/25	570,000	599,212
United Rentals North America, Inc., 5.50%, 5/15/27	555,000	573,037
		6,890,391
Technology Hardware, Storage and Peripherals — 1.7%
CommScope Technologies LLC, 6.00%, 6/15/25(1)	870,000	933,075
Dell International LLC / EMC Corp., 5.875%, 6/15/21(1)	265,000	278,250
Dell International LLC / EMC Corp., 7.125%, 6/15/24(1)	835,000	918,318
Dell International LLC / EMC Corp., 6.02%, 6/15/26(1)	580,000	640,026
Dell, Inc., 5.875%, 6/15/19	350,000	370,671
EMC Corp., 2.65%, 6/1/20	280,000	274,914
NCR Corp., 5.00%, 7/15/22	480,000	492,000
Western Digital Corp., 7.375%, 4/1/23(1)	280,000	308,350
Western Digital Corp., 10.50%, 4/1/24	375,000	443,317
		4,658,921
Textiles, Apparel and Luxury Goods — 0.9%
Hanesbrands, Inc., 4.625%, 5/15/24(1)	475,000	484,500
L Brands, Inc., 6.625%, 4/1/21	210,000	233,625
L Brands, Inc., 5.625%, 2/15/22	625,000	671,875
Men's Wearhouse, Inc. (The), 7.00%, 7/1/22	965,000	849,200
PVH Corp., 4.50%, 12/15/22	140,000	145,250
		2,384,450
Transportation and Logistics — 0.2%
Aeropuertos Argentina 2000 SA, 6.875%, 2/1/27(1)	430,000	446,297

Wireless Telecommunication Services — 2.3%
Sprint Communications, Inc., 9.00%, 11/15/18(1)	140,000	152,118
Sprint Communications, Inc., 7.00%, 3/1/20(1)	305,000	335,500
Sprint Communications, Inc., 7.00%, 8/15/20	325,000	358,313
Sprint Communications, Inc., 6.00%, 11/15/22	485,000	515,313
Sprint Corp., 7.25%, 9/15/21	835,000	929,981
Sprint Corp., 7.875%, 9/15/23	380,000	437,950
Sprint Corp., 7.125%, 6/15/24	750,000	836,250
Sprint Corp., 7.625%, 2/15/25	280,000	323,050
T-Mobile USA, Inc., 6.125%, 1/15/22	305,000	321,299
T-Mobile USA, Inc., 6.625%, 4/1/23	895,000	949,326
T-Mobile USA, Inc., 6.375%, 3/1/25	555,000	601,481
T-Mobile USA, Inc., 6.50%, 1/15/26	445,000	492,281
		6,252,862
TOTAL CORPORATE BONDS (Cost $250,490,428)		256,632,163
COMMON STOCKS — 0.3%
Banks†
CIT Group, Inc.	2,535	123,455
Energy Equipment and Services†
Basic Energy Services, Inc.(3)	2,961	73,729
Health Care Providers and Services — 0.1%
Express Scripts Holding Co.(3)	3,005	191,839
Media — 0.2%
Charter Communications, Inc., Class A(3)	1,311	441,610
Oil, Gas and Consumable Fuels†
Comstock Resources, Inc.(3)	647	4,574
TOTAL COMMON STOCKS (Cost $615,517)		835,207
ASSET-BACKED SECURITIES(4) — 0.3%
American Airlines Pass Through Trust, 7.00%, 7/31/19(1)	157,408	162,642
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	261,562	284,121
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.375%, 5/15/23	235,084	248,014
TOTAL ASSET-BACKED SECURITIES (Cost $657,766)		694,777
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.1%
Argentina — 0.1%
Argentine Republic Government International Bond, 6.875%, 4/22/21 (Cost $280,000)	280,000	300,720
EXCHANGE-TRADED FUNDS — 0.1%
iShares iBoxx $ High Yield Corporate Bond ETF (Cost $263,434)	2,949	260,662
TEMPORARY CASH INVESTMENTS(5) — 5.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 2/28/18 - 5/15/43, valued at $6,459,880), in a joint trading account at 0.88%, dated 6/30/17, due 7/3/17 (Delivery value $6,305,546)		6,305,084
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/44, valued at $9,534,560), at 0.34%, dated 6/30/17, due 7/3/17 (Delivery value $9,345,265)		9,345,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	45,954	45,954
TOTAL TEMPORARY CASH INVESTMENTS (Cost $15,696,038)		15,696,038
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $268,003,183)		274,419,567
OTHER ASSETS AND LIABILITIES — 0.2%		617,134
TOTAL NET ASSETS — 100.0%		$275,036,701

SWAP AGREEMENTS*

CENTRALLY CLEARED CREDIT DEFAULT
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Markit CDX North America High Yield Index Series 28	4,000,000	Sell	5.00%	6/20/22	3.39%	26,761	281,501

CREDIT DEFAULT
Counterparty/ Reference Entity	Notional Amount ($)	Buy/Sell* Protection	Interest Rate (%)	Termination Date	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)	Value**** ($)
Bank of America N.A./ Camden Property Trust	850,000	Buy	1.00	12/20/19	(2,980)	(4,674)	(7,654)
Barclays Bank plc/ AES Corp. (The)	850,000	Sell	5.00	9/20/17	7,060	3,579	10,638
Barclays Bank plc/ Calpine Corp.	850,000	Sell	5.00	9/20/17	5,767	4,649	10,416
Barclays Bank plc/ Dominion Resources, Inc.	850,000	Buy	1.00	6/20/20	(15,418)	(6,861)	(22,279)
Barclays Bank plc/ NRG Energy, Inc.	850,000	Sell	5.00	9/20/17	6,558	3,984	10,542
Barclays Bank plc/ Parker Drilling Co.	850,000	Sell	5.00	9/20/17	6,162	(2,398)	3,764
Barclays Bank plc/ Procter & Gamble Co. (The)	850,000	Buy	1.00	6/20/20	(20,487)	(2,659)	(23,147)
Deutsche Bank AG/ Host Hotels & Resorts, Inc.	850,000	Buy	1.00	9/20/19	(4,846)	(11,293)	(16,139)
Deutsche Bank AG/ International Business Machines Corp.	850,000	Buy	1.00	9/20/19	(10,174)	(6,767)	(16,941)
Goldman Sachs & Co./ Kellogg Co.	850,000	Buy	1.00	12/20/19	(7,614)	(6,611)	(14,225)
Goldman Sachs & Co./ M.D.C. Holdings, Inc.	850,000	Buy	1.00	6/20/20	15,747	(28,169)	(12,422)
Goldman Sachs & Co./ Starwood Hotels & Resorts	850,000	Buy	1.00	6/20/20	(5,049)	(16,475)	(21,524)
Morgan Stanley & Co./ D.R. Horton, Inc.	850,000	Sell	1.00	6/20/20	(11,666)	30,097	18,431
Morgan Stanley & Co./ Frontier Communications Corp.	850,000	Sell	5.00	9/20/17	6,738	2,116	8,854
Morgan Stanley & Co./ HCA, Inc.	850,000	Sell	5.00	9/20/17	7,363	3,370	10,734
Morgan Stanley & Co./ Hertz Corp. (The)	850,000	Sell	5.00	9/20/17	7,302	2,193	9,495
Morgan Stanley & Co./ International Lease Finance Corp.	850,000	Sell	5.00	9/20/17	6,838	3,909	10,748
Morgan Stanley & Co./ Lennar Corp.	850,000	Sell	5.00	6/20/20	70,873	39,271	110,144
Morgan Stanley & Co./ Mondelez International, Inc.	850,000	Buy	1.00	9/20/19	(10,174)	(5,847)	(16,021)
Morgan Stanley & Co./ PepsiCo, Inc.	850,000	Buy	1.00	9/20/19	(11,106)	(5,234)	(16,340)
					40,894	(3,820)	37,074

*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

****The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occuring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
MTN	-	Medium Term Note
PIK	-	Payment in Kind
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $113,644,756, which represented 41.3% of total net assets.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)	Non-income producing.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	Category includes collateral received at the custodian bank for margin requirements on swap agreements. At the period end, the aggregate value of cash deposits received was $360,000.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	256,632,163	—
Common Stocks	835,207	—	—
Asset-Backed Securities	—	694,777	—
Sovereign Governments and Agencies	—	300,720	—
Exchange-Traded Funds	260,662	—	—
Temporary Cash Investments	45,954	15,650,084	—
	1,141,823	273,277,744	—
Other Financial Instruments
Swap Agreements	—	485,267	—

Liabilities
Other Financial Instruments
Swap Agreements	—	166,692	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$268,110,479
Gross tax appreciation of investments	$11,349,535
Gross tax depreciation of investments	(5,040,447)
Net tax appreciation (depreciation) of investments	$6,309,088

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Diversified Bond Fund
June 30, 2017

NT Diversified Bond - Schedule of Investments
JUNE 30, 2017 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 32.8%
Aerospace and Defense — 0.3%
Boeing Co. (The), 2.20%, 10/30/22		1,430,000	1,411,406
Lockheed Martin Corp., 3.55%, 1/15/26		3,300,000	3,425,928
Lockheed Martin Corp., 3.80%, 3/1/45		1,320,000	1,306,845
Rockwell Collins, Inc., 4.35%, 4/15/47		750,000	788,977
United Technologies Corp., 6.05%, 6/1/36		730,000	942,905
United Technologies Corp., 5.70%, 4/15/40		1,420,000	1,786,638
United Technologies Corp., 3.75%, 11/1/46		900,000	884,954
			10,547,653
Auto Components — 0.1%
Tenneco, Inc., 5.00%, 7/15/26		1,370,000	1,388,838
ZF North America Capital, Inc., 4.00%, 4/29/20(1)		1,850,000	1,921,687
			3,310,525
Automobiles — 1.1%
Ford Motor Co., 4.35%, 12/8/26		2,300,000	2,373,154
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		5,750,000	5,898,425
Ford Motor Credit Co. LLC, 2.68%, 1/9/20		3,010,000	3,031,853
Ford Motor Credit Co. LLC, 8.125%, 1/15/20		1,150,000	1,308,040
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		3,280,000	3,660,644
General Motors Co., 5.00%, 4/1/35		1,590,000	1,600,141
General Motors Financial Co., Inc., 3.25%, 5/15/18		2,280,000	2,307,246
General Motors Financial Co., Inc., 3.10%, 1/15/19		2,910,000	2,950,952
General Motors Financial Co., Inc., 3.15%, 1/15/20		3,050,000	3,103,921
General Motors Financial Co., Inc., 3.20%, 7/6/21		2,810,000	2,843,922
General Motors Financial Co., Inc., 5.25%, 3/1/26		3,080,000	3,332,732
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(1)		1,260,000	1,288,350
			33,699,380
Banks — 4.9%
Banco Inbursa SA Institucion de Banca Multiple, 4.375%, 4/11/27(1)		2,200,000	2,205,940
Bank of America Corp., 4.10%, 7/24/23		4,160,000	4,409,172
Bank of America Corp., MTN, 5.625%, 7/1/20		5,680,000	6,222,321
Bank of America Corp., MTN, 4.00%, 4/1/24		2,370,000	2,485,841
Bank of America Corp., MTN, 4.20%, 8/26/24		3,070,000	3,187,913
Bank of America Corp., MTN, 4.00%, 1/22/25		3,140,000	3,198,062
Bank of America Corp., MTN, 5.00%, 1/21/44		830,000	949,029
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47		1,230,000	1,307,751
Bank of America N.A., 6.00%, 10/15/36		650,000	823,958
Banque Federative du Credit Mutuel SA, 2.00%, 4/12/19(1)		1,550,000	1,550,287
Barclays Bank plc, 5.14%, 10/14/20		1,500,000	1,606,509
Barclays Bank plc, MTN, VRN, 6.75%, 1/16/18	GBP	2,500,000	3,341,693
Barclays plc, 4.375%, 1/12/26		$1,500,000	1,561,599
Barclays plc, 4.95%, 1/10/47		1,100,000	1,180,188
BPCE SA, 3.00%, 5/22/22(1)		2,060,000	2,080,069
BPCE SA, 5.15%, 7/21/24(1)		1,870,000	2,000,964
Branch Banking & Trust Co., 3.625%, 9/16/25		813,000	846,536
Branch Banking & Trust Co., 3.80%, 10/30/26		1,300,000	1,364,327
Capital One Financial Corp., 4.20%, 10/29/25		3,115,000	3,146,704
Capital One N.A., 2.35%, 8/17/18		1,600,000	1,606,878

Citigroup, Inc., 2.55%, 4/8/19		1,250,000	1,262,345
Citigroup, Inc., 2.90%, 12/8/21		1,800,000	1,819,899
Citigroup, Inc., 2.75%, 4/25/22		2,470,000	2,472,880
Citigroup, Inc., 4.05%, 7/30/22		1,400,000	1,465,048
Citigroup, Inc., 3.20%, 10/21/26		1,200,000	1,168,542
Citigroup, Inc., 4.45%, 9/29/27		9,390,000	9,778,877
Commerzbank AG, 8.125%, 9/19/23(1)		690,000	833,388
Cooperatieve Rabobank UA, 3.875%, 2/8/22		2,270,000	2,409,478
Cooperatieve Rabobank UA, 3.95%, 11/9/22		980,000	1,024,633
Fifth Third Bancorp, 4.30%, 1/16/24		750,000	798,457
Fifth Third Bank, 2.875%, 10/1/21		1,830,000	1,865,636
HBOS plc, MTN, 6.75%, 5/21/18(1)		2,280,000	2,372,025
HSBC Bank plc, 4.125%, 8/12/20(1)		3,652,000	3,857,706
HSBC Bank plc, MTN, 6.50%, 7/7/23	GBP	1,200,000	1,943,071
HSBC Bank USA N.A., 5.875%, 11/1/34		$420,000	517,753
Huntington Bancshares, Inc., 2.30%, 1/14/22		2,380,000	2,346,501
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)		770,000	782,102
JPMorgan Chase & Co., 2.25%, 1/23/20		4,860,000	4,876,500
JPMorgan Chase & Co., 2.55%, 3/1/21		2,850,000	2,865,216
JPMorgan Chase & Co., 4.625%, 5/10/21		6,860,000	7,398,455
JPMorgan Chase & Co., 3.25%, 9/23/22		3,880,000	3,978,688
JPMorgan Chase & Co., 3.875%, 9/10/24		3,130,000	3,232,651
JPMorgan Chase & Co., 3.125%, 1/23/25		2,750,000	2,736,885
JPMorgan Chase & Co., 4.95%, 6/1/45		2,050,000	2,295,514
JPMorgan Chase & Co., VRN, 3.54%, 5/1/27		3,800,000	3,825,677
KeyBank N.A., MTN, 3.40%, 5/20/26		1,950,000	1,940,207
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20		1,820,000	1,937,852
Royal Bank of Canada, MTN, 2.125%, 3/2/20		4,530,000	4,539,246
SunTrust Bank, 3.30%, 5/15/26		1,950,000	1,909,680
Turkiye Garanti Bankasi AS, 5.875%, 3/16/23(1)		3,400,000	3,524,851
U.S. Bancorp, MTN, 3.00%, 3/15/22		2,150,000	2,207,813
U.S. Bancorp, MTN, 3.60%, 9/11/24		1,910,000	1,985,976
U.S. Bank N.A., 2.80%, 1/27/25		1,270,000	1,259,246
Wells Fargo & Co., 3.07%, 1/24/23		1,860,000	1,885,912
Wells Fargo & Co., 4.125%, 8/15/23		760,000	804,277
Wells Fargo & Co., 3.00%, 4/22/26		1,000,000	977,876
Wells Fargo & Co., 5.61%, 1/15/44		366,000	436,779
Wells Fargo & Co., MTN, 2.60%, 7/22/20		6,920,000	7,020,070
Wells Fargo & Co., MTN, 3.55%, 9/29/25		1,900,000	1,933,966
Wells Fargo & Co., MTN, 4.10%, 6/3/26		2,700,000	2,795,899
Wells Fargo & Co., MTN, 4.65%, 11/4/44		1,555,000	1,639,339
Wells Fargo & Co., MTN, 4.75%, 12/7/46		1,150,000	1,232,583
Wells Fargo & Co., MTN, VRN, 3.58%, 5/22/27		1,100,000	1,112,875
			152,148,115
Beverages — 0.9%
Anheuser-Busch InBev Finance, Inc., 1.90%, 2/1/19		4,550,000	4,562,080
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23		5,890,000	6,071,848
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26		3,710,000	3,829,510
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46		4,220,000	4,788,671
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		2,440,000	2,655,662
Constellation Brands, Inc., 4.75%, 12/1/25		3,270,000	3,588,354
Molson Coors Brewing Co., 3.00%, 7/15/26		3,390,000	3,267,370
			28,763,495

Biotechnology — 1.6%
AbbVie, Inc., 2.50%, 5/14/20	3,630,000	3,674,264
AbbVie, Inc., 2.90%, 11/6/22	3,240,000	3,274,095
AbbVie, Inc., 3.60%, 5/14/25	3,110,000	3,177,935
AbbVie, Inc., 4.40%, 11/6/42	1,790,000	1,843,265
AbbVie, Inc., 4.45%, 5/14/46	470,000	487,805
Amgen, Inc., 2.20%, 5/22/19	4,600,000	4,630,332
Amgen, Inc., 2.65%, 5/11/22	4,410,000	4,429,153
Amgen, Inc., 4.66%, 6/15/51	2,183,000	2,325,740
Biogen, Inc., 2.90%, 9/15/20	4,210,000	4,303,104
Biogen, Inc., 3.625%, 9/15/22	2,660,000	2,784,946
Celgene Corp., 3.25%, 8/15/22	2,490,000	2,562,466
Celgene Corp., 3.625%, 5/15/24	850,000	881,542
Celgene Corp., 3.875%, 8/15/25	3,650,000	3,818,681
Celgene Corp., 5.00%, 8/15/45	870,000	984,823
Gilead Sciences, Inc., 4.40%, 12/1/21	2,970,000	3,205,572
Gilead Sciences, Inc., 3.65%, 3/1/26	4,730,000	4,877,127
Gilead Sciences, Inc., 4.15%, 3/1/47	1,000,000	1,009,620
		48,270,470
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25	1,860,000	1,995,966
Masco Corp., 4.375%, 4/1/26	700,000	750,190
		2,746,156
Capital Markets†
Jefferies Group LLC, 4.85%, 1/15/27	1,050,000	1,098,950
Chemicals — 0.3%
Ashland LLC, 4.75%, 8/15/22	950,000	997,500
Dow Chemical Co. (The), 4.375%, 11/15/42	1,390,000	1,443,094
Ecolab, Inc., 4.35%, 12/8/21	2,090,000	2,274,896
LyondellBasell Industries NV, 5.00%, 4/15/19	892,000	932,905
LyondellBasell Industries NV, 4.625%, 2/26/55	880,000	867,154
Mosaic Co. (The), 5.625%, 11/15/43	500,000	512,846
Sherwin-Williams Co. (The), 3.45%, 6/1/27	1,400,000	1,412,855
		8,441,250
Commercial Services and Supplies — 0.1%
Republic Services, Inc., 3.55%, 6/1/22	1,910,000	1,989,882
Waste Management, Inc., 4.10%, 3/1/45	1,740,000	1,833,749
		3,823,631
Communications Equipment — 0.1%
Cisco Systems, Inc., 3.00%, 6/15/22	1,520,000	1,564,094
CommScope Technologies LLC, 5.00%, 3/15/27(1)	1,460,000	1,460,000
		3,024,094
Construction Materials†
Owens Corning, 4.20%, 12/15/22	1,060,000	1,119,556
Consumer Finance — 0.9%
American Express Co., 1.55%, 5/22/18	1,530,000	1,529,940
American Express Co., 3.625%, 12/5/24	1,500,000	1,537,485
American Express Credit Corp., 2.60%, 9/14/20	810,000	822,127
American Express Credit Corp., MTN, 2.20%, 3/3/20	4,500,000	4,522,797
American Express Credit Corp., MTN, 2.25%, 5/5/21	2,160,000	2,157,644
American Express Credit Corp., MTN, 3.30%, 5/3/27	1,280,000	1,277,752
Capital One Bank USA N.A., 2.30%, 6/5/19	2,390,000	2,393,339
Capital One Bank USA N.A., 3.375%, 2/15/23	1,580,000	1,595,310

CIT Group, Inc., 5.00%, 8/15/22		1,270,000	1,371,600
Discover Bank, 3.45%, 7/27/26		3,730,000	3,614,937
Equifax, Inc., 3.30%, 12/15/22		800,000	819,103
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20		920,000	985,550
PNC Bank N.A., 1.95%, 3/4/19		2,500,000	2,505,200
PNC Bank N.A., 3.80%, 7/25/23		1,150,000	1,208,755
Synchrony Financial, 2.60%, 1/15/19		1,180,000	1,186,753
Synchrony Financial, 3.00%, 8/15/19		500,000	507,318
			28,035,610
Containers and Packaging — 0.2%
Ball Corp., 4.00%, 11/15/23		1,520,000	1,559,900
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		2,340,000	2,457,000
WestRock RKT Co., 4.00%, 3/1/23		1,910,000	2,002,413
			6,019,313
Diversified Consumer Services — 0.1%
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47		670,000	668,262
Catholic Health Initiatives, 2.95%, 11/1/22		860,000	841,814
George Washington University (The), 3.55%, 9/15/46		960,000	890,538
			2,400,614
Diversified Financial Services — 3.1%
Ally Financial, Inc., 3.60%, 5/21/18		1,630,000	1,652,413
Ally Financial, Inc., 3.50%, 1/27/19		1,080,000	1,097,550
Ally Financial, Inc., 4.625%, 3/30/25		1,420,000	1,459,661
Banco Santander SA, 3.50%, 4/11/22		2,600,000	2,663,656
BNP Paribas SA, 4.375%, 9/28/25(1)		1,550,000	1,609,584
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	2,200,000	3,725,002
Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/20		$4,550,000	4,638,916
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21		2,550,000	2,619,765
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20		8,600,000	8,672,180
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35		1,800,000	1,964,936
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19		5,480,000	5,497,415
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20		4,440,000	4,795,751
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		3,790,000	4,269,215
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		2,540,000	2,570,279
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25		1,000,000	1,035,558
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26		3,500,000	3,485,940
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45		1,080,000	1,204,351
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		1,910,000	2,125,870
HSBC Holdings plc, 2.95%, 5/25/21		4,917,000	4,981,801
HSBC Holdings plc, 4.30%, 3/8/26		2,620,000	2,791,298
HSBC Holdings plc, 4.375%, 11/23/26		3,100,000	3,223,138
HSBC Holdings plc, VRN, 3.26%, 3/13/22		1,520,000	1,549,640
Morgan Stanley, 2.75%, 5/19/22		1,600,000	1,600,558
Morgan Stanley, 4.375%, 1/22/47		840,000	879,805
Morgan Stanley, MTN, 5.625%, 9/23/19		7,010,000	7,535,224
Morgan Stanley, MTN, 3.70%, 10/23/24		2,450,000	2,516,949
Morgan Stanley, MTN, 4.00%, 7/23/25		9,200,000	9,613,144
S&P Global, Inc., 3.30%, 8/14/20		870,000	892,496
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(1)		4,800,000	4,915,834
UBS Group Funding Switzerland AG, 4.125%, 9/24/25(1)		950,000	996,957
			96,584,886
Diversified Telecommunication Services — 1.8%
AT&T, Inc., 2.30%, 3/11/19		2,820,000	2,837,989

AT&T, Inc., 5.00%, 3/1/21	2,000,000	2,165,344
AT&T, Inc., 3.875%, 8/15/21	1,780,000	1,861,458
AT&T, Inc., 3.60%, 2/17/23	1,750,000	1,793,038
AT&T, Inc., 4.45%, 4/1/24	800,000	843,408
AT&T, Inc., 3.40%, 5/15/25	8,760,000	8,627,374
AT&T, Inc., 6.55%, 2/15/39	300,000	365,361
AT&T, Inc., 4.30%, 12/15/42	1,300,000	1,213,348
AT&T, Inc., 5.45%, 3/1/47	1,150,000	1,244,331
British Telecommunications plc, 5.95%, 1/15/18	3,260,000	3,333,533
CenturyLink, Inc., Series Q, 6.15%, 9/15/19	620,000	661,850
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(1)	2,500,000	2,548,837
Frontier Communications Corp., 8.50%, 4/15/20	690,000	727,088
Ooredoo Tamweel Ltd., 3.04%, 12/3/18	5,000,000	5,002,714
Orange SA, 4.125%, 9/14/21	1,470,000	1,564,205
Orange SA, 5.50%, 2/6/44	630,000	755,898
Telefonica Emisiones SAU, 5.46%, 2/16/21	2,180,000	2,398,146
Telefonica Emisiones SAU, 4.10%, 3/8/27	1,450,000	1,501,207
Telefonica Emisiones SAU, 5.21%, 3/8/47	900,000	977,019
Verizon Communications, Inc., 3.65%, 9/14/18	2,000,000	2,044,968
Verizon Communications, Inc., 2.45%, 11/1/22	1,000,000	981,304
Verizon Communications, Inc., 2.625%, 8/15/26	1,450,000	1,339,746
Verizon Communications, Inc., 4.125%, 3/16/27	1,210,000	1,252,288
Verizon Communications, Inc., 5.05%, 3/15/34	6,760,000	7,183,913
Verizon Communications, Inc., 4.75%, 11/1/41	1,870,000	1,868,992
Verizon Communications, Inc., 4.86%, 8/21/46	881,000	884,202
Verizon Communications, Inc., 5.01%, 8/21/54	1,313,000	1,303,791
		57,281,352
Energy Equipment and Services — 0.1%
Ensco plc, 5.20%, 3/15/25	420,000	343,350
Halliburton Co., 3.80%, 11/15/25	2,000,000	2,053,402
		2,396,752
Equity Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp., 3.375%, 10/15/26	4,223,000	4,140,331
AvalonBay Communities, Inc., MTN, 3.35%, 5/15/27	780,000	783,411
Boston Properties LP, 3.65%, 2/1/26	1,460,000	1,480,221
Crown Castle International Corp., 5.25%, 1/15/23	2,474,000	2,751,204
Crown Castle International Corp., 4.45%, 2/15/26	1,030,000	1,096,048
Essex Portfolio LP, 3.625%, 8/15/22	710,000	731,456
Essex Portfolio LP, 3.25%, 5/1/23	1,220,000	1,224,147
Hospitality Properties Trust, 4.65%, 3/15/24	1,480,000	1,542,407
Kilroy Realty LP, 3.80%, 1/15/23	1,650,000	1,702,369
Kilroy Realty LP, 4.375%, 10/1/25	970,000	1,019,040
Kimco Realty Corp., 2.80%, 10/1/26	2,130,000	1,969,356
Simon Property Group LP, 3.25%, 11/30/26	1,290,000	1,283,141
Ventas Realty LP, 4.125%, 1/15/26	720,000	741,844
VEREIT Operating Partnership LP, 4.125%, 6/1/21	2,310,000	2,421,019
Welltower, Inc., 3.75%, 3/15/23	2,030,000	2,108,719
		24,994,713
Food and Staples Retailing — 0.7%
CVS Health Corp., 3.50%, 7/20/22	2,020,000	2,096,974
CVS Health Corp., 2.75%, 12/1/22	1,345,000	1,348,123
CVS Health Corp., 5.125%, 7/20/45	1,750,000	2,016,786
Dollar General Corp., 3.25%, 4/15/23	1,400,000	1,427,576

Kroger Co. (The), 3.30%, 1/15/21	2,610,000	2,669,965
Kroger Co. (The), 3.875%, 10/15/46	1,390,000	1,231,607
Mondelez International Holdings Netherlands BV, 1.625%, 10/28/19(1)	4,090,000	4,054,049
Sysco Corp., 3.30%, 7/15/26	900,000	894,679
Target Corp., 2.50%, 4/15/26	2,400,000	2,278,178
Wal-Mart Stores, Inc., 5.625%, 4/1/40	410,000	530,560
Wal-Mart Stores, Inc., 4.30%, 4/22/44	2,900,000	3,224,516
		21,773,013
Food Products — 0.2%
Kraft Heinz Foods Co., 3.95%, 7/15/25	1,880,000	1,942,136
Kraft Heinz Foods Co., 5.20%, 7/15/45	980,000	1,066,673
Kraft Heinz Foods Co., 4.375%, 6/1/46	1,360,000	1,330,801
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)	2,130,000	2,204,550
		6,544,160
Gas Utilities — 1.5%
Boardwalk Pipelines LP, 4.45%, 7/15/27	960,000	984,955
Enbridge Energy Partners LP, 6.50%, 4/15/18	540,000	559,265
Enbridge Energy Partners LP, 5.20%, 3/15/20	1,220,000	1,294,489
Enbridge, Inc., 4.00%, 10/1/23	1,600,000	1,681,917
Enbridge, Inc., 4.50%, 6/10/44	860,000	846,027
Energy Transfer Equity LP, 7.50%, 10/15/20	1,090,000	1,223,525
Energy Transfer LP, 4.15%, 10/1/20	1,220,000	1,267,912
Energy Transfer LP, 3.60%, 2/1/23	2,370,000	2,387,884
Energy Transfer LP, 4.90%, 3/15/35	1,600,000	1,561,984
Energy Transfer LP, 6.50%, 2/1/42	420,000	471,185
Enterprise Products Operating LLC, 5.20%, 9/1/20	3,780,000	4,105,224
Enterprise Products Operating LLC, 4.85%, 3/15/44	3,150,000	3,356,268
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	1,220,000	1,255,380
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	950,000	1,023,350
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	2,729,000	3,103,258
Kinder Morgan, Inc., 5.55%, 6/1/45	600,000	638,941
Magellan Midstream Partners LP, 6.55%, 7/15/19	1,140,000	1,236,964
MPLX LP, 4.875%, 6/1/25	3,380,000	3,590,182
MPLX LP, 5.20%, 3/1/47	500,000	514,732
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	1,740,000	1,776,777
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	4,330,000	4,788,447
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	2,970,000	2,983,828
Sunoco Logistics Partners Operations LP, 3.90%, 7/15/26	840,000	825,835
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	770,000	816,200
Williams Cos., Inc. (The), 3.70%, 1/15/23	830,000	821,700
Williams Partners LP, 4.125%, 11/15/20	2,550,000	2,667,231
Williams Partners LP, 5.10%, 9/15/45	1,990,000	2,072,129
		47,855,589
Health Care Equipment and Supplies — 0.7%
Abbott Laboratories, 2.00%, 9/15/18	770,000	771,752
Abbott Laboratories, 3.75%, 11/30/26	4,750,000	4,858,709
Becton Dickinson and Co., 3.73%, 12/15/24	2,900,000	2,952,391
Becton Dickinson and Co., 3.70%, 6/6/27	1,100,000	1,103,950
Medtronic, Inc., 2.50%, 3/15/20	1,010,000	1,024,962
Medtronic, Inc., 3.50%, 3/15/25	4,475,000	4,661,375
Medtronic, Inc., 4.375%, 3/15/35	1,530,000	1,686,608
Stryker Corp., 3.50%, 3/15/26	1,140,000	1,169,812
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	988,000	1,023,142

Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	1,260,000	1,227,784
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	1,200,000	1,407,390
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	1,000,000	1,009,690
		22,897,565
Health Care Providers and Services — 0.8%
Ascension Health, 3.95%, 11/15/46	380,000	386,476
Cardinal Health, Inc., 1.95%, 6/14/19	4,190,000	4,196,310
Duke University Health System, Inc., 3.92%, 6/1/47	1,450,000	1,468,126
Express Scripts Holding Co., 4.50%, 2/25/26	780,000	828,175
Express Scripts Holding Co., 3.40%, 3/1/27	1,460,000	1,412,100
HCA, Inc., 3.75%, 3/15/19	3,640,000	3,721,900
HCA, Inc., 4.25%, 10/15/19	1,000,000	1,040,000
Johns Hopkins Health System Corp. (The), 3.84%, 5/15/46	895,000	897,992
Kaiser Foundation Hospitals, 4.15%, 5/1/47	700,000	728,268
Mylan NV, 3.95%, 6/15/26	950,000	964,432
NYU Hospitals Center, 4.43%, 7/1/42	400,000	413,557
Tenet Healthcare Corp., 4.625%, 7/15/24(1)	648,000	650,430
THC Escrow Corp. III, 4.625%, 7/15/24(1)	811,000	815,217
UnitedHealth Group, Inc., 2.875%, 12/15/21	1,480,000	1,513,506
UnitedHealth Group, Inc., 2.875%, 3/15/22	1,950,000	1,994,743
UnitedHealth Group, Inc., 3.75%, 7/15/25	2,190,000	2,309,235
Universal Health Services, Inc., 4.75%, 8/1/22(1)	1,700,000	1,765,875
		25,106,342
Hotels, Restaurants and Leisure — 0.3%
Aramark Services, Inc., 5.00%, 4/1/25(1)	840,000	889,350
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(1)	1,940,000	1,971,525
International Game Technology plc, 6.25%, 2/15/22(1)	1,400,000	1,536,500
McDonald's Corp., MTN, 3.375%, 5/26/25	1,670,000	1,711,049
McDonald's Corp., MTN, 4.70%, 12/9/35	1,070,000	1,185,900
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	1,190,000	1,324,375
		8,618,699
Household Durables — 0.5%
D.R. Horton, Inc., 3.625%, 2/15/18	1,450,000	1,459,152
D.R. Horton, Inc., 5.75%, 8/15/23	650,000	738,230
Lennar Corp., 4.75%, 12/15/17	1,470,000	1,484,700
Lennar Corp., 4.75%, 4/1/21	1,880,000	1,999,850
Lennar Corp., 4.50%, 4/30/24	1,280,000	1,326,208
M.D.C. Holdings, Inc., 5.50%, 1/15/24	850,000	903,125
Newell Brands, Inc., 4.20%, 4/1/26	2,050,000	2,179,207
Newell Brands, Inc., 5.50%, 4/1/46	1,680,000	2,030,277
Toll Brothers Finance Corp., 6.75%, 11/1/19	720,000	793,800
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	855,000	879,966
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	250,000	265,000
		14,059,515
Industrial Conglomerates — 0.2%
FedEx Corp., 4.40%, 1/15/47	1,020,000	1,054,998
General Electric Co., 2.70%, 10/9/22	1,090,000	1,109,352
General Electric Co., 4.125%, 10/9/42	1,420,000	1,500,075
General Electric Co., MTN, 4.375%, 9/16/20	1,547,000	1,661,129
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24	1,240,000	1,272,085
		6,597,639
Insurance — 1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.75%, 5/15/19	3,290,000	3,380,903

AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21	3,050,000	3,303,644
American International Group, Inc., 4.125%, 2/15/24	4,170,000	4,409,404
American International Group, Inc., 4.50%, 7/16/44	800,000	817,783
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	2,580,000	2,663,073
Berkshire Hathaway, Inc., 2.75%, 3/15/23	2,210,000	2,240,710
Berkshire Hathaway, Inc., 4.50%, 2/11/43	1,190,000	1,316,379
Chubb INA Holdings, Inc., 3.15%, 3/15/25	2,020,000	2,050,346
Chubb INA Holdings, Inc., 3.35%, 5/3/26	820,000	839,720
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36	1,380,000	1,709,839
International Lease Finance Corp., 6.25%, 5/15/19	860,000	922,864
Markel Corp., 4.90%, 7/1/22	1,400,000	1,528,918
Markel Corp., 3.625%, 3/30/23	1,650,000	1,703,295
MetLife, Inc., 4.125%, 8/13/42	450,000	462,076
Metropolitan Life Global Funding I, 3.00%, 1/10/23(1)	1,790,000	1,821,134
Prudential Financial, Inc., 5.375%, 6/21/20	1,730,000	1,891,092
Prudential Financial, Inc., 5.625%, 5/12/41	2,140,000	2,595,465
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	170,000	208,586
Travelers Cos., Inc. (The), 4.30%, 8/25/45	500,000	536,142
Voya Financial, Inc., 5.70%, 7/15/43	1,900,000	2,221,887
WR Berkley Corp., 4.625%, 3/15/22	750,000	807,950
WR Berkley Corp., 4.75%, 8/1/44	720,000	740,406
		38,171,616
Internet and Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd., 3.60%, 11/28/24	3,500,000	3,610,740
Amazon.com, Inc., 3.80%, 12/5/24	1,000,000	1,067,747
eBay, Inc., 2.15%, 6/5/20	1,390,000	1,390,906
		6,069,393
IT Services — 0.3%
Fidelity National Information Services, Inc., 3.875%, 6/5/24	1,300,000	1,363,780
Fidelity National Information Services, Inc., 3.00%, 8/15/26	3,780,000	3,667,840
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	1,910,000	1,970,719
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	1,730,000	1,816,898
		8,819,237
Machinery — 0.2%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	1,090,000	1,109,227
John Deere Capital Corp., MTN, 1.95%, 6/22/20	1,510,000	1,514,613
John Deere Capital Corp., MTN, 3.15%, 10/15/21	570,000	589,540
Oshkosh Corp., 5.375%, 3/1/22	1,610,000	1,672,387
		4,885,767
Media — 1.8%
21st Century Fox America, Inc., 3.70%, 10/15/25	2,400,000	2,464,373
21st Century Fox America, Inc., 6.90%, 8/15/39	510,000	676,146
21st Century Fox America, Inc., 4.75%, 9/15/44	680,000	719,580
21st Century Fox America, Inc., 4.75%, 11/15/46	300,000	321,913
CBS Corp., 3.50%, 1/15/25	1,610,000	1,634,379
CBS Corp., 4.85%, 7/1/42	360,000	377,690
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	7,240,000	7,834,918
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	1,140,000	1,374,776
Comcast Corp., 3.15%, 3/1/26	2,380,000	2,395,177
Comcast Corp., 4.40%, 8/15/35	960,000	1,034,996
Comcast Corp., 6.40%, 5/15/38	790,000	1,053,832
Comcast Corp., 4.75%, 3/1/44	1,970,000	2,200,384
Discovery Communications LLC, 5.625%, 8/15/19	392,000	419,069

Discovery Communications LLC, 3.25%, 4/1/23	1,770,000	1,747,024
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	1,610,000	1,689,936
Lamar Media Corp., 5.375%, 1/15/24	1,880,000	1,974,000
NBCUniversal Media LLC, 4.375%, 4/1/21	4,673,000	5,039,130
NBCUniversal Media LLC, 2.875%, 1/15/23	1,490,000	1,514,141
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	1,410,000	1,466,400
Omnicom Group, Inc., 3.60%, 4/15/26	2,320,000	2,338,762
Sirius XM Radio, Inc., 5.375%, 4/15/25(1)	850,000	880,812
TEGNA, Inc., 5.125%, 7/15/20	1,920,000	1,970,400
Time Warner Cable LLC, 6.75%, 7/1/18	1,150,000	1,203,452
Time Warner Cable LLC, 5.50%, 9/1/41	520,000	561,394
Time Warner Cable LLC, 4.50%, 9/15/42	840,000	803,238
Time Warner, Inc., 4.70%, 1/15/21	1,600,000	1,719,637
Time Warner, Inc., 3.60%, 7/15/25	3,610,000	3,630,400
Time Warner, Inc., 3.80%, 2/15/27	1,200,000	1,210,603
Time Warner, Inc., 5.35%, 12/15/43	1,070,000	1,184,328
Viacom, Inc., 3.125%, 6/15/22	1,260,000	1,263,567
Viacom, Inc., 4.25%, 9/1/23	1,840,000	1,923,067
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)	1,900,000	1,984,664
Walt Disney Co. (The), MTN, 1.85%, 7/30/26	840,000	765,622
		57,377,810
Metals and Mining — 0.3%
Barrick North America Finance LLC, 5.75%, 5/1/43	550,000	670,874
Glencore Finance Canada Ltd., 4.95%, 11/15/21(1)	1,500,000	1,605,825
Southern Copper Corp., 5.25%, 11/8/42	750,000	750,777
Steel Dynamics, Inc., 6.375%, 8/15/22	989,000	1,026,088
Steel Dynamics, Inc., 5.50%, 10/1/24	579,000	616,635
Steel Dynamics, Inc., 5.00%, 12/15/26	900,000	925,875
Vale Overseas Ltd., 6.25%, 8/10/26	2,210,000	2,389,562
		7,985,636
Multi-Utilities — 1.6%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24	1,530,000	1,587,375
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	1,550,000	1,592,885
CMS Energy Corp., 8.75%, 6/15/19	890,000	1,000,201
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	880,000	893,308
Dominion Energy, Inc., 6.40%, 6/15/18	810,000	845,502
Dominion Energy, Inc., 2.75%, 9/15/22	540,000	539,616
Dominion Energy, Inc., 3.625%, 12/1/24	2,720,000	2,791,288
Dominion Energy, Inc., 4.90%, 8/1/41	2,210,000	2,426,761
Duke Energy Corp., 3.55%, 9/15/21	1,250,000	1,304,021
Duke Energy Corp., 2.65%, 9/1/26	2,520,000	2,398,392
Duke Energy Florida LLC, 6.35%, 9/15/37	463,000	627,758
Duke Energy Florida LLC, 3.85%, 11/15/42	1,410,000	1,417,971
Duke Energy Progress LLC, 3.25%, 8/15/25	1,000,000	1,024,035
Duke Energy Progress LLC, 4.15%, 12/1/44	500,000	525,457
Duke Energy Progress LLC, 3.70%, 10/15/46	515,000	508,297
Exelon Corp., 5.15%, 12/1/20	1,276,000	1,377,150
Exelon Corp., 4.45%, 4/15/46	1,300,000	1,350,980
Exelon Generation Co. LLC, 4.25%, 6/15/22	1,250,000	1,316,503
Exelon Generation Co. LLC, 5.60%, 6/15/42	410,000	413,568
FirstEnergy Corp., 4.25%, 3/15/23	1,260,000	1,326,791
FirstEnergy Corp., 4.85%, 7/15/47	840,000	854,751
Florida Power & Light Co., 4.125%, 2/1/42	930,000	988,678

Georgia Power Co., 4.30%, 3/15/42	410,000	421,993
IPALCO Enterprises, Inc., 5.00%, 5/1/18	1,700,000	1,736,125
MidAmerican Energy Co., 4.40%, 10/15/44	2,100,000	2,300,090
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	3,210,000	3,266,050
NiSource Finance Corp., 5.65%, 2/1/45	1,310,000	1,583,168
Pacific Gas & Electric Co., 4.00%, 12/1/46	2,217,000	2,289,002
Potomac Electric Power Co., 3.60%, 3/15/24	1,010,000	1,056,263
Progress Energy, Inc., 3.15%, 4/1/22	1,320,000	1,348,789
Sempra Energy, 2.875%, 10/1/22	1,220,000	1,224,270
Sempra Energy, 3.25%, 6/15/27	1,700,000	1,678,956
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	970,000	931,222
Southern Power Co., 5.15%, 9/15/41	590,000	624,155
Virginia Electric & Power Co., 3.45%, 2/15/24	1,110,000	1,147,098
Xcel Energy, Inc., 3.35%, 12/1/26	1,000,000	1,011,286
Xcel Energy, Inc., 4.80%, 9/15/41	570,000	611,630
		48,341,385
Multiline Retail†
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	940,000	862,832
Oil, Gas and Consumable Fuels — 2.3%
Anadarko Petroleum Corp., 3.45%, 7/15/24	640,000	626,185
Anadarko Petroleum Corp., 5.55%, 3/15/26	1,200,000	1,343,417
Anadarko Petroleum Corp., 6.45%, 9/15/36	830,000	980,841
Antero Resources Corp., 5.00%, 3/1/25(1)	2,200,000	2,145,000
Apache Corp., 4.75%, 4/15/43	1,220,000	1,229,642
BP Capital Markets plc, 4.50%, 10/1/20	360,000	386,687
BP Capital Markets plc, 2.75%, 5/10/23	2,350,000	2,341,681
Cenovus Energy, Inc., 4.25%, 4/15/27(1)	1,160,000	1,107,337
Chevron Corp., 2.10%, 5/16/21	2,750,000	2,742,955
Cimarex Energy Co., 4.375%, 6/1/24	2,370,000	2,488,118
CNOOC Finance 2011 Ltd., 4.25%, 1/26/21	5,000,000	5,263,485
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	1,030,000	1,085,540
Concho Resources, Inc., 5.50%, 4/1/23	1,290,000	1,331,925
Concho Resources, Inc., 4.375%, 1/15/25	1,750,000	1,793,750
ConocoPhillips Holding Co., 6.95%, 4/15/29	1,250,000	1,606,810
Ecopetrol SA, 5.875%, 5/28/45	690,000	636,870
Encana Corp., 6.50%, 2/1/38	1,380,000	1,575,688
EOG Resources, Inc., 4.10%, 2/1/21	1,440,000	1,511,505
Exxon Mobil Corp., 2.71%, 3/6/25	1,600,000	1,590,464
Exxon Mobil Corp., 3.04%, 3/1/26	2,500,000	2,524,440
Hess Corp., 6.00%, 1/15/40	1,610,000	1,644,444
Marathon Oil Corp., 3.85%, 6/1/25	1,790,000	1,750,346
Marathon Oil Corp., 5.20%, 6/1/45	850,000	818,922
Newfield Exploration Co., 5.75%, 1/30/22	2,380,000	2,516,850
Noble Energy, Inc., 4.15%, 12/15/21	2,080,000	2,193,562
Petroleos Mexicanos, 6.00%, 3/5/20	480,000	515,760
Petroleos Mexicanos, 3.50%, 7/23/20	5,000,000	5,065,000
Petroleos Mexicanos, 4.875%, 1/24/22	870,000	896,970
Petroleos Mexicanos, 3.50%, 1/30/23	130,000	124,930
Petroleos Mexicanos, 4.625%, 9/21/23	4,500,000	4,565,250
Petroleos Mexicanos, 4.875%, 1/18/24	2,500,000	2,538,500
Petroleos Mexicanos, 6.625%, 6/15/35	850,000	882,938
Petroleos Mexicanos, 6.50%, 6/2/41	320,000	319,360
Petroleos Mexicanos, 5.50%, 6/27/44	1,790,000	1,591,310

Phillips 66, 4.30%, 4/1/22	1,981,000	2,124,777
Shell International Finance BV, 2.375%, 8/21/22	1,800,000	1,790,699
Shell International Finance BV, 3.25%, 5/11/25	1,890,000	1,929,924
Shell International Finance BV, 3.625%, 8/21/42	730,000	685,517
Shell International Finance BV, 4.55%, 8/12/43	830,000	891,438
Statoil ASA, 2.45%, 1/17/23	1,550,000	1,536,500
Statoil ASA, 3.95%, 5/15/43	1,048,000	1,029,553
Suncor Energy, Inc., 6.50%, 6/15/38	670,000	861,614
Total Capital Canada Ltd., 2.75%, 7/15/23	870,000	875,290
		71,461,794
Paper and Forest Products — 0.2%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	2,510,000	2,746,896
International Paper Co., 4.40%, 8/15/47	2,000,000	2,024,292
		4,771,188
Pharmaceuticals — 0.5%
Actavis, Inc., 3.25%, 10/1/22	2,210,000	2,260,324
Allergan Funding SCS, 3.85%, 6/15/24	3,087,000	3,224,254
Allergan Funding SCS, 4.55%, 3/15/35	1,450,000	1,553,579
Baxalta, Inc., 4.00%, 6/23/25	1,600,000	1,671,736
Forest Laboratories LLC, 4.875%, 2/15/21(1)	898,000	966,888
Perrigo Finance Unlimited. Co., 3.50%, 3/15/21	759,000	784,703
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	5,160,000	5,104,396
		15,565,880
Road and Rail — 0.5%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	1,484,000	1,551,561
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	1,075,000	1,250,652
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	1,390,000	1,515,635
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	1,700,000	1,784,046
CSX Corp., 3.40%, 8/1/24	1,400,000	1,448,887
CSX Corp., 3.25%, 6/1/27	2,700,000	2,731,263
Norfolk Southern Corp., 5.75%, 4/1/18	900,000	926,510
Norfolk Southern Corp., 3.25%, 12/1/21	1,106,000	1,142,942
Union Pacific Corp., 4.00%, 2/1/21	1,100,000	1,166,316
Union Pacific Corp., 4.75%, 9/15/41	1,190,000	1,345,592
Union Pacific Corp., 4.05%, 11/15/45	730,000	758,268
		15,621,672
Semiconductors and Semiconductor Equipment — 0.3%
Intel Corp., 3.15%, 5/11/27	1,740,000	1,748,295
Lam Research Corp., 2.80%, 6/15/21	2,950,000	2,994,920
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(1)	1,800,000	1,895,076
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	1,950,000	2,035,312
QUALCOMM, Inc., 3.25%, 5/20/27	1,580,000	1,585,737
		10,259,340
Software — 0.8%
Activision Blizzard, Inc., 2.30%, 9/15/21	1,780,000	1,769,982
Microsoft Corp., 2.70%, 2/12/25	5,000,000	4,971,840
Microsoft Corp., 3.125%, 11/3/25	1,220,000	1,246,257
Microsoft Corp., 3.45%, 8/8/36	2,200,000	2,208,540
Microsoft Corp., 4.25%, 2/6/47	2,400,000	2,609,004
Oracle Corp., 2.50%, 10/15/22	1,635,000	1,644,828
Oracle Corp., 3.625%, 7/15/23	1,990,000	2,100,885
Oracle Corp., 2.65%, 7/15/26	2,800,000	2,690,265
Oracle Corp., 4.30%, 7/8/34	960,000	1,044,588

Oracle Corp., 4.00%, 7/15/46	1,290,000	1,308,050
Quintiles IMS, Inc., 5.00%, 10/15/26(1)	1,850,000	1,912,437
		23,506,676
Specialty Retail — 0.4%
Home Depot, Inc. (The), 3.75%, 2/15/24	1,000,000	1,063,930
Home Depot, Inc. (The), 3.00%, 4/1/26	1,640,000	1,650,760
Home Depot, Inc. (The), 5.95%, 4/1/41	2,360,000	3,130,717
Home Depot, Inc. (The), 3.90%, 6/15/47	820,000	834,734
Lowe's Cos., Inc., 3.10%, 5/3/27	1,700,000	1,694,563
Lowe's Cos., Inc., 4.05%, 5/3/47	780,000	796,510
United Rentals North America, Inc., 4.625%, 7/15/23	2,180,000	2,271,560
		11,442,774
Technology Hardware, Storage and Peripherals — 0.6%
Apple, Inc., 2.85%, 5/6/21	2,310,000	2,376,145
Apple, Inc., 3.00%, 2/9/24	880,000	893,904
Apple, Inc., 2.50%, 2/9/25	4,970,000	4,866,276
Apple, Inc., 3.35%, 2/9/27	1,500,000	1,537,728
Dell International LLC / EMC Corp., 6.02%, 6/15/26(1)	6,360,000	7,018,215
Seagate HDD Cayman, 4.75%, 6/1/23	1,700,000	1,773,312
Seagate HDD Cayman, 4.75%, 1/1/25	370,000	372,030
		18,837,610
Textiles, Apparel and Luxury Goods — 0.1%
PVH Corp., 4.50%, 12/15/22	1,506,000	1,562,475
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV, 3.125%, 7/16/22	2,130,000	2,175,697
Sprint Communications, Inc., 9.00%, 11/15/18(1)	675,000	733,428
		2,909,125
TOTAL CORPORATE BONDS (Cost $997,066,557)		1,016,611,247
U.S. TREASURY SECURITIES — 31.8%
U.S. Treasury Bonds, 3.50%, 2/15/39	36,230,000	40,995,803
U.S. Treasury Bonds, 3.125%, 11/15/41	28,500,000	30,222,255
U.S. Treasury Bonds, 3.00%, 5/15/42	6,500,000	6,741,462
U.S. Treasury Bonds, 2.875%, 5/15/43	23,100,000	23,357,172
U.S. Treasury Bonds, 3.125%, 8/15/44(2)	24,410,000	25,831,223
U.S. Treasury Bonds, 3.00%, 11/15/44	13,200,000	13,645,236
U.S. Treasury Bonds, 2.50%, 2/15/45	57,870,000	54,106,193
U.S. Treasury Bonds, 3.00%, 5/15/45	2,000,000	2,064,532
U.S. Treasury Notes, 4.75%, 8/15/17	1,092,000	1,096,901
U.S. Treasury Notes, 0.75%, 10/31/17	35,000,000	34,961,150
U.S. Treasury Notes, 1.00%, 2/15/18	98,400,000	98,244,331
U.S. Treasury Notes, 1.00%, 3/15/18	74,050,000	73,934,334
U.S. Treasury Notes, 0.75%, 4/15/18	20,000,000	19,920,320
U.S. Treasury Notes, 2.625%, 4/30/18	8,355,000	8,445,727
U.S. Treasury Notes, 1.00%, 5/31/18	12,280,000	12,249,546
U.S. Treasury Notes, 1.375%, 6/30/18	13,210,000	13,223,157
U.S. Treasury Notes, 1.375%, 7/31/18	27,050,000	27,073,777
U.S. Treasury Notes, 1.25%, 10/31/18	14,300,000	14,285,200
U.S. Treasury Notes, 1.25%, 11/15/18	21,250,000	21,225,520
U.S. Treasury Notes, 1.375%, 11/30/18	28,700,000	28,712,886
U.S. Treasury Notes, 1.50%, 11/30/19	7,000,000	7,007,518
U.S. Treasury Notes, 1.375%, 3/31/20	10,900,000	10,859,768
U.S. Treasury Notes, 1.50%, 5/15/20	62,300,000	62,233,090
U.S. Treasury Notes, 1.625%, 6/30/20	9,150,000	9,166,799

U.S. Treasury Notes, 1.375%, 9/30/20	57,350,000	56,929,969
U.S. Treasury Notes, 1.375%, 10/31/20	3,200,000	3,174,250
U.S. Treasury Notes, 2.00%, 11/30/20	15,000,000	15,176,955
U.S. Treasury Notes, 2.125%, 1/31/21	8,000,000	8,122,968
U.S. Treasury Notes, 2.25%, 4/30/21	28,810,000	29,373,812
U.S. Treasury Notes, 1.375%, 5/31/21	5,000,000	4,931,150
U.S. Treasury Notes, 2.00%, 5/31/21	17,000,000	17,174,318
U.S. Treasury Notes, 2.00%, 10/31/21	56,550,000	57,007,263
U.S. Treasury Notes, 2.00%, 12/31/21	10,000,000	10,073,240
U.S. Treasury Notes, 1.875%, 1/31/22	50,000,000	50,065,450
U.S. Treasury Notes, 1.875%, 4/30/22	41,000,000	40,994,383
U.S. Treasury Notes, 1.375%, 6/30/23	15,750,000	15,163,675
U.S. Treasury Notes, 1.25%, 7/31/23	4,000,000	3,818,672
U.S. Treasury Notes, 2.00%, 11/15/26	32,970,000	32,157,355
TOTAL U.S. TREASURY SECURITIES (Cost $984,969,803)		983,767,360
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 24.7%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 3.3%
FHLMC, VRN, 1.81%, 7/15/17	649,006	673,492
FHLMC, VRN, 1.85%, 7/15/17	1,151,798	1,193,313
FHLMC, VRN, 1.91%, 7/15/17	780,556	807,681
FHLMC, VRN, 1.99%, 7/15/17	806,255	838,324
FHLMC, VRN, 2.07%, 7/15/17	2,253,557	2,290,969
FHLMC, VRN, 2.32%, 7/15/17	2,956,960	2,989,984
FHLMC, VRN, 2.38%, 7/15/17	5,734,571	5,828,452
FHLMC, VRN, 2.51%, 7/15/17	5,888,930	6,059,923
FHLMC, VRN, 2.59%, 7/15/17	2,569,668	2,620,202
FHLMC, VRN, 2.69%, 7/15/17	2,235,380	2,361,387
FHLMC, VRN, 2.86%, 7/15/17	3,095,746	3,162,131
FHLMC, VRN, 2.87%, 7/15/17	944,373	996,091
FHLMC, VRN, 2.92%, 7/15/17	1,172,107	1,231,684
FHLMC, VRN, 2.95%, 7/15/17	1,553,810	1,635,150
FHLMC, VRN, 3.13%, 7/15/17	198,159	210,027
FHLMC, VRN, 3.20%, 7/15/17	2,115,123	2,180,813
FHLMC, VRN, 3.21%, 7/15/17	617,025	644,648
FHLMC, VRN, 3.22%, 7/15/17	537,755	566,833
FHLMC, VRN, 3.49%, 7/15/17	2,240,624	2,363,708
FHLMC, VRN, 3.52%, 7/15/17	407,037	418,113
FHLMC, VRN, 3.63%, 7/15/17	104,086	110,221
FHLMC, VRN, 3.67%, 7/15/17	649,925	677,720
FHLMC, VRN, 3.74%, 7/15/17	914,228	954,629
FHLMC, VRN, 3.75%, 7/15/17	273,225	283,395
FHLMC, VRN, 4.07%, 7/15/17	513,541	529,374
FHLMC, VRN, 4.26%, 7/15/17	1,516,036	1,571,412
FHLMC, VRN, 4.30%, 7/15/17	270,341	280,372
FHLMC, VRN, 5.12%, 7/15/17	169,371	175,563
FNMA, VRN, 2.03%, 7/25/17	4,589,470	4,771,616
FNMA, VRN, 2.40%, 7/25/17	1,358,588	1,376,726
FNMA, VRN, 2.62%, 7/25/17	4,892,094	4,985,963
FNMA, VRN, 2.71%, 7/25/17	929,972	951,564
FNMA, VRN, 2.82%, 7/25/17	2,030,565	2,129,581
FNMA, VRN, 2.87%, 7/25/17	540,051	560,720
FNMA, VRN, 2.87%, 7/25/17	1,253,008	1,305,783
FNMA, VRN, 2.88%, 7/25/17	3,826,129	3,967,702

FNMA, VRN, 2.89%, 7/25/17	2,162,444	2,251,442
FNMA, VRN, 2.89%, 7/25/17	4,104,366	4,265,066
FNMA, VRN, 2.93%, 7/25/17	3,914,442	4,035,360
FNMA, VRN, 3.07%, 7/25/17	2,040,316	2,145,329
FNMA, VRN, 3.11%, 7/25/17	293,892	308,824
FNMA, VRN, 3.18%, 7/25/17	5,461,299	5,581,896
FNMA, VRN, 3.20%, 7/25/17	6,937,315	7,096,005
FNMA, VRN, 3.21%, 7/25/17	2,968,850	3,037,164
FNMA, VRN, 3.26%, 7/25/17	6,935,538	7,199,738
FNMA, VRN, 3.31%, 7/25/17	288,408	300,020
FNMA, VRN, 3.32%, 7/25/17	181,518	191,040
FNMA, VRN, 3.60%, 7/25/17	477,613	497,873
FNMA, VRN, 3.93%, 7/25/17	732,436	759,475
FNMA, VRN, 4.96%, 7/25/17	452,775	478,879
		101,853,377
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 21.4%
FHLMC, 5.00%, 4/1/19	204,872	210,204
FHLMC, 7.00%, 9/1/27	274	309
FHLMC, 6.50%, 1/1/28	428	485
FHLMC, 7.00%, 2/1/28	71	82
FHLMC, 6.50%, 3/1/29	2,642	2,964
FHLMC, 6.50%, 6/1/29	2,601	2,879
FHLMC, 7.00%, 8/1/29	261	284
FHLMC, 6.50%, 5/1/31	1,614	1,786
FHLMC, 6.50%, 6/1/31	78	86
FHLMC, 6.50%, 6/1/31	307	340
FHLMC, 5.50%, 12/1/33	31,024	34,946
FHLMC, 6.00%, 2/1/38	258,313	292,194
FHLMC, 5.50%, 4/1/38	139,845	155,794
FHLMC, 6.00%, 5/1/38	244,306	279,073
FHLMC, 6.00%, 8/1/38	37,439	42,346
FHLMC, 5.50%, 9/1/38	945,640	1,060,427
FHLMC, 3.00%, 2/1/43	12,931,223	12,983,989
FHLMC, 6.50%, 7/1/47	3,867	4,136
FNMA, 3.00%, 8/14/17(4)	83,800,000	83,544,607
FNMA, 3.50%, 8/14/17(4)	88,170,000	90,378,486
FNMA, 4.00%, 8/14/17(4)	70,985,000	74,482,951
FNMA, 4.50%, 8/14/17(4)	51,750,000	55,441,190
FNMA, 6.50%, 1/1/26	1,858	2,057
FNMA, 7.00%, 12/1/27	366	398
FNMA, 6.50%, 1/1/28	385	426
FNMA, 7.50%, 4/1/28	2,205	2,440
FNMA, 7.00%, 5/1/28	2,100	2,178
FNMA, 7.00%, 6/1/28	35	36
FNMA, 6.50%, 1/1/29	400	456
FNMA, 6.50%, 4/1/29	1,422	1,574
FNMA, 7.00%, 7/1/29	308	316
FNMA, 7.50%, 7/1/29	3,593	3,999
FNMA, 7.50%, 9/1/30	932	1,119
FNMA, 5.00%, 7/1/31	2,786,768	3,049,403
FNMA, 7.00%, 9/1/31	5,701	6,265
FNMA, 6.50%, 1/1/32	1,324	1,467
FNMA, 6.50%, 8/1/32	6,246	7,104

FNMA, 5.50%, 6/1/33	17,431	19,522
FNMA, 5.50%, 7/1/33	107,359	120,189
FNMA, 5.50%, 8/1/33	37,195	41,671
FNMA, 5.50%, 9/1/33	54,510	61,438
FNMA, 5.00%, 11/1/33	229,510	251,869
FNMA, 6.00%, 12/1/33	824,644	939,859
FNMA, 5.50%, 1/1/34	55,733	62,437
FNMA, 5.50%, 12/1/34	65,754	73,040
FNMA, 4.50%, 1/1/35	222,228	239,451
FNMA, 5.00%, 8/1/35	98,550	108,171
FNMA, 5.00%, 2/1/36	725,639	796,972
FNMA, 5.50%, 7/1/36	29,819	33,139
FNMA, 5.50%, 2/1/37	18,672	20,857
FNMA, 6.00%, 4/1/37	180,402	205,559
FNMA, 6.00%, 7/1/37	479,757	545,102
FNMA, 6.00%, 8/1/37	290,653	329,129
FNMA, 6.50%, 8/1/37	67,482	74,545
FNMA, 6.00%, 9/1/37	298,859	337,941
FNMA, 6.00%, 11/1/37	119,433	135,719
FNMA, 5.50%, 2/1/38	568,287	630,647
FNMA, 5.50%, 2/1/38	117,573	130,478
FNMA, 5.50%, 6/1/38	328,623	365,964
FNMA, 5.00%, 1/1/39	181,210	199,932
FNMA, 4.50%, 2/1/39	586,265	630,508
FNMA, 5.50%, 3/1/39	707,576	789,759
FNMA, 4.50%, 4/1/39	421,561	459,441
FNMA, 4.50%, 5/1/39	1,080,047	1,177,056
FNMA, 6.50%, 5/1/39	161,351	180,400
FNMA, 4.50%, 6/1/39	588,164	636,623
FNMA, 5.00%, 8/1/39	597,744	660,165
FNMA, 4.50%, 9/1/39	1,920,713	2,093,899
FNMA, 4.50%, 10/1/39	1,771,839	1,931,456
FNMA, 5.00%, 4/1/40	3,159,908	3,457,136
FNMA, 5.00%, 4/1/40	1,764,769	1,932,386
FNMA, 5.00%, 6/1/40	2,808,753	3,070,426
FNMA, 4.00%, 10/1/40	1,938,381	2,067,954
FNMA, 4.50%, 11/1/40	1,578,539	1,714,049
FNMA, 4.00%, 8/1/41	3,417,518	3,632,788
FNMA, 4.50%, 9/1/41	1,564,049	1,690,238
FNMA, 3.50%, 10/1/41	2,561,702	2,643,337
FNMA, 3.50%, 12/1/41	9,731,177	10,041,268
FNMA, 4.00%, 12/1/41	4,868,470	5,145,566
FNMA, 5.00%, 1/1/42	5,868,700	6,421,211
FNMA, 3.50%, 2/1/42	4,927,211	5,084,076
FNMA, 3.50%, 5/1/42	2,051,061	2,117,088
FNMA, 3.50%, 6/1/42	2,141,953	2,212,071
FNMA, 3.50%, 8/1/42	9,715,232	10,020,391
FNMA, 3.50%, 9/1/42	3,910,614	4,035,577
FNMA, 3.50%, 12/1/42	7,879,413	8,125,287
FNMA, 3.50%, 8/1/43	4,639,265	4,769,002
FNMA, 3.50%, 5/1/45	9,517,499	9,799,041
FNMA, 3.50%, 11/1/45	10,078,148	10,357,412
FNMA, 3.50%, 11/1/45	10,198,556	10,481,156

FNMA, 4.00%, 11/1/45	12,234,245	12,870,315
FNMA, 3.50%, 2/1/46	11,023,695	11,351,292
FNMA, 4.00%, 2/1/46	10,179,005	10,708,221
FNMA, 3.50%, 3/1/46	10,736,975	11,034,495
FNMA, 4.00%, 4/1/46	26,535,188	27,914,778
FNMA, 3.50%, 5/1/46	12,273,145	12,613,232
FNMA, 6.50%, 8/1/47	7,498	8,075
FNMA, 6.50%, 9/1/47	17,229	18,514
FNMA, 6.50%, 9/1/47	775	834
FNMA, 6.50%, 9/1/47	12,727	13,667
FNMA, 6.50%, 9/1/47	3,395	3,639
GNMA, 2.50%, 7/20/17(4)	5,000,000	4,868,825
GNMA, 3.00%, 7/20/17(4)	22,800,000	23,029,781
GNMA, 3.50%, 7/20/17(4)	17,650,000	18,278,782
GNMA, 4.00%, 7/20/17(4)	26,240,000	27,611,450
GNMA, 7.00%, 11/15/22	816	863
GNMA, 7.00%, 4/20/26	282	325
GNMA, 7.50%, 8/15/26	578	659
GNMA, 8.00%, 8/15/26	269	298
GNMA, 7.50%, 5/15/27	461	489
GNMA, 8.00%, 6/15/27	1,170	1,202
GNMA, 7.50%, 11/15/27	187	191
GNMA, 7.00%, 2/15/28	328	330
GNMA, 7.50%, 2/15/28	282	285
GNMA, 6.50%, 3/15/28	1,161	1,270
GNMA, 7.00%, 4/15/28	188	189
GNMA, 6.50%, 5/15/28	3,144	3,440
GNMA, 7.00%, 12/15/28	344	346
GNMA, 7.00%, 5/15/31	2,820	3,309
GNMA, 6.00%, 7/15/33	777,960	896,515
GNMA, 4.50%, 8/15/33	850,391	919,158
GNMA, 5.00%, 3/20/36	98,319	109,333
GNMA, 5.00%, 4/20/36	200,820	220,858
GNMA, 5.00%, 5/20/36	350,764	385,963
GNMA, 5.50%, 1/15/39	959,717	1,118,818
GNMA, 6.00%, 1/20/39	43,084	48,698
GNMA, 6.00%, 2/20/39	255,971	289,326
GNMA, 4.50%, 6/15/39	2,364,372	2,580,705
GNMA, 5.50%, 9/15/39	111,512	125,798
GNMA, 5.00%, 10/15/39	1,228,551	1,363,337
GNMA, 4.50%, 1/15/40	1,158,939	1,246,590
GNMA, 4.00%, 11/20/40	3,257,016	3,436,878
GNMA, 4.00%, 12/15/40	1,046,849	1,103,511
GNMA, 4.50%, 6/15/41	871,536	954,915
GNMA, 4.50%, 7/20/41	1,382,049	1,485,305
GNMA, 3.50%, 4/20/42	6,827,264	7,102,066
GNMA, 3.50%, 6/20/42	14,949,230	15,564,675
GNMA, 3.50%, 7/20/42	2,750,751	2,861,473
GNMA, 3.50%, 4/20/43	4,127,780	4,293,944

GNMA, 2.50%, 7/20/46	12,736,135	12,415,337
		663,961,493
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $769,677,790)		765,814,870
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 7.5%
Private Sponsor Collateralized Mortgage Obligations — 4.3%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.32%, 7/1/17	2,070,580	2,068,625
Agate Bay Mortgage Loan Trust, Series 2014-3, Class A2, VRN, 3.50%, 7/1/17(1)	2,368,565	2,374,210
Agate Bay Mortgage Loan Trust, Series 2016-1, Class A3, VRN, 3.50%, 7/1/17(1)	3,535,468	3,582,677
Agate Bay Mortgage Loan Trust, Series 2016-2, Class A3, VRN, 3.50%, 7/1/17(1)	2,897,196	2,935,067
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 8/1/17(1)	8,874,572	8,974,760
Agate Bay Mortgage Trust, Series 2014-2, Class A14, VRN, 3.75%, 7/1/17(1)	2,486,611	2,559,001
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.83%, 7/1/17	2,297,357	2,286,507
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.45%, 7/1/17	458,329	458,007
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.32%, 7/1/17	1,527,212	1,477,760
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	184,322	191,328
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 3.27%, 7/1/17	1,285,479	1,253,942
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.86%, 7/1/17	4,041,180	4,007,046
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.08%, 8/1/17	285,453	282,719
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 3.18%, 7/1/17	2,647,391	2,740,577
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	131,957	133,904
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	12,127	12,097
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR6, Class 2A1, VRN, 3.43%, 7/1/17	750,286	748,768
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 3.18%, 8/1/17	2,474,348	2,444,631
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 3.10%, 8/1/17	575,999	565,667
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 3.22%, 7/1/17	896,854	886,788
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.57%, 7/1/17	1,996,620	2,012,997
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.10%, 7/1/17	1,996,988	1,985,402
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.11%, 7/1/17	2,402,259	2,447,909
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A1, VRN, 3.24%, 7/1/17	3,450,207	3,449,782
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.12%, 7/1/17	2,422,365	2,434,800
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 3.41%, 7/1/17	253,527	253,407
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.20%, 7/1/17	387,342	374,559
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.61%, 7/1/17	472,263	478,497
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 7/1/17(1)	1,017,019	1,014,476
JPMorgan Mortgage Trust, Series 2016-4, Class A3, VRN, 3.50%, 7/1/17(1)	1,312,314	1,333,159
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 7/1/17(1)	4,874,492	4,951,919
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.19%, 8/1/17	1,964,292	2,017,678
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.16%, 7/25/17	3,119,494	3,080,301
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.98%, 7/1/17	1,623,563	1,657,664
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, VRN, 2.75%, 8/1/17(1)	6,250,000	6,307,844
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 7/1/17(1)	4,713,383	4,937,385
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.83%, 8/1/17	111,586	115,164
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 7/1/17	142,656	144,761
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(1)	2,721,349	2,809,967
Sequoia Mortgage Trust, Series 2017-1, Class A1, VRN, 3.50%, 7/1/17(1)	5,861,683	5,946,292
Sequoia Mortgage Trust, Series 2017-4, Class A4 SEQ, VRN, 3.50%, 8/1/17(1)	6,000,000	6,121,875
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 7/1/17(1)	3,039,923	2,977,641
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-5, Class 5A, VRN, 3.57%, 7/1/17	1,004,806	1,006,410
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 3.35%, 7/1/17	681,705	710,763
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.26%, 7/1/17	1,030,911	1,034,323
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.96%, 7/25/17	3,361,028	3,125,368
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 7/1/17(1)	3,961,697	4,071,921

WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	136,245	143,516
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.03%, 7/1/17	3,955,389	3,888,103
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 3.11%, 7/1/17	115,623	117,206
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1, VRN, 3.35%, 7/1/17	735,142	747,881
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.00%, 7/1/17	1,989,574	2,023,145
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 1A11, 5.50%, 10/25/35	687,809	690,666
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR13, Class A1, VRN, 1.52%, 7/25/17	2,125,059	2,016,263
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 3.34%, 7/1/17	1,400,627	1,406,265
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	1,113,648	1,103,557
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	350,027	353,062
Wells Fargo-Mortgage Backed Securities Trust, Series 2004-S, Class A1, VRN, 3.19%, 8/1/17	1,996,426	2,042,444
Wells Fargo-Mortgage Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	284,452	280,332
Wells Fargo-Mortgage Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	2,183,457	2,249,099
Wells Fargo-Mortgage Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.16%, 7/1/17	1,086,448	1,139,915
Wells Fargo-Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 3.15%, 7/1/17	1,715,239	1,756,787
Wells Fargo-Mortgage Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 3.16%, 7/1/17	1,417,441	1,429,485
Wells Fargo-Mortgage Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.21%, 7/1/17	1,624,267	1,639,291
Wells Fargo-Mortgage Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	597,778	598,169
Wells Fargo-Mortgage Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	299,755	302,606
Wells Fargo-Mortgage Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	327,455	336,286
Wells Fargo-Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	295,837	309,956
Wells Fargo-Mortgage Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.39%, 7/1/17	277,724	269,636
Wells Fargo-Mortgage Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	783,390	827,254
		132,457,269
U.S. Government Agency Collateralized Mortgage Obligations — 3.2%
FHLMC, Series 2016-DNA3, Class M2, VRN, 3.22%, 7/25/17	4,500,000	4,613,599
FHLMC, Series 2016-DNA4, Class M2, VRN, 2.52%, 7/25/17	3,210,000	3,247,293
FHLMC, Series 2016-HQA3, Class M2, VRN, 2.57%, 7/25/17	4,169,143	4,238,151
FHLMC, Series 2017-DNA2, Class M1, VRN, 2.42%, 7/25/17	8,424,278	8,548,875
FHLMC, Series 2017-HQA2, Class M1, VRN, 1.96%, 7/25/17	7,500,000	7,528,700
FHLMC, Series 3397, Class GF, VRN, 1.66%, 7/15/17	2,102,904	2,116,096
FHLMC, Series KF29, Class A, VRN, 1.34%, 7/25/17	17,196,424	17,216,771
FHLMC, Series KF31, Class A, VRN, 1.43%, 7/25/17	17,700,000	17,732,600
FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19	105	110
FNMA, Series 2006-43, Class FM, VRN, 1.52%, 7/25/17	247,266	247,048
FNMA, Series 2007-36, Class FB, VRN, 1.62%, 7/25/17	216,456	217,179
FNMA, Series 2014-C02, Class 1M2, VRN, 3.82%, 7/25/17	6,086,000	6,438,353
FNMA, Series 2014-C02, Class 2M2, VRN, 3.82%, 7/25/17	3,500,000	3,660,362
FNMA, Series 2016-C04, Class 1M1, VRN, 2.67%, 7/25/17	7,243,944	7,335,786
FNMA, Series 2016-C05, Class 2M1, VRN, 2.57%, 7/25/17	4,416,018	4,452,792
FNMA, Series 2017-C01, Class 1M1, VRN, 2.52%, 7/25/17	5,601,815	5,662,528
FNMA, Series 2017-C03, Class 1M1, VRN, 2.17%, 7/25/17	5,802,305	5,832,113
		99,088,356
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $230,606,686)		231,545,625
ASSET-BACKED SECURITIES(3) — 5.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(1)	8,188,000	8,204,093
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(1)	10,500,000	10,532,560
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	5,476,940	5,496,920
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, VRN, 1.84%, 7/24/17	11,150,000	11,221,857
Colony American Homes, Series 2014-2A, Class A, VRN, 2.17%, 7/17/17(1)	5,393,865	5,397,825
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 2.46%, 7/17/17(1)	11,673,237	11,785,403
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 8/1/17(1)	5,025,000	5,231,496
Enterprise Fleet Financing LLC, Series 2014-2, Class A2 SEQ, 1.05%, 3/20/20(1)	975,282	974,421

Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(1)	3,344,570	3,345,052
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(1)	4,311,985	4,312,544
Enterprise Fleet Financing LLC, Series 2017-1, Class A2 SEQ, 2.13%, 7/20/22(1)	5,950,000	5,962,006
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 SEQ, 1.97%, 1/20/23(1)	11,925,000	11,924,381
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 1.52%, 7/10/17(1)	526,146	526,050
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, VRN, 2.22%, 7/10/17(1)	5,299,458	5,316,374
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(1)	6,450,000	6,430,923
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	757,571	755,497
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	2,749,500	2,707,575
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	4,721,156	4,726,312
Honda Auto Receivables Owner Trust, Series 2017-1, Class A2 SEQ, 1.42%, 7/22/19	7,600,000	7,599,868
Hyundai Auto Receivables Trust, Series 2017-A, Class A2A SEQ, 1.48%, 2/18/20	8,550,000	8,554,776
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 2.41%, 7/17/17(1)	2,242,255	2,247,921
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(1)	2,435,089	2,419,902
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	2,617,163	2,605,913
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(1)	5,028,785	4,971,062
Progress Residential Trust, Series 2016-SFR2, Class A, VRN, 2.57%, 7/17/17(1)	4,875,000	4,954,408
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	4,052,264	4,090,501
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, VRN, 2.28%, 7/20/17(1)	1,674,603	1,675,737
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(1)	2,977,123	2,973,868
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)	1,787,546	1,788,950
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	4,701,800	4,752,969
Towd Point Mortgage Trust, Series 2017-2, Class A1, VRN, 2.75%, 8/1/17(1)	4,919,981	4,972,901
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	7,805,374	7,784,483
TOTAL ASSET-BACKED SECURITIES (Cost $165,826,405)		166,244,548
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 4.8%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.79%, 7/15/17(1)	6,150,000	6,157,816
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)	5,750,000	5,839,569
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	7,000,000	7,181,299
BBG Mortgage Trust, Series 2017-BBG, Class A, VRN, 1.80%, 7/15/17(1)	11,700,000	11,707,312
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 2.11%, 7/15/17(1)	8,645,810	8,655,742
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, VRN, 4.43%, 7/1/17	5,000,000	5,368,689
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 7/1/17	5,500,000	5,832,317
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 7/1/17	7,625,000	8,048,453
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 7/1/17	9,000,000	9,203,760
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 8/1/17	5,000,000	5,294,387
Commercial Mortgage Trust, Series 2015-LC21, Class AM, VRN, 4.04%, 7/1/17	5,000,000	5,256,931
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(1)	7,525,000	7,659,773
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, VRN, 3.76%, 7/1/17	7,500,000	7,661,402
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 7/10/17(1)	5,000,000	5,142,586
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 7/1/17	6,250,000	6,466,956
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, 3/15/50	8,390,000	8,628,318
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	2,500,000	2,697,344
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 2.06%, 7/15/17(1)	6,800,000	6,803,798
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%, 8/15/49	5,300,000	5,196,148
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	6,300,000	6,202,840
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 8/1/17(1)	6,000,000	6,090,449
UBS Commercial Mortgage Securities Trust, Series 2017-C1, Class A3, 3.20%, 6/15/50	6,200,000	6,212,653
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $146,054,488)		147,308,542
U.S. GOVERNMENT AGENCY SECURITIES — 1.6%
FNMA, 2.125%, 4/24/26	2,270,000	2,213,139

FNMA, 6.625%, 11/15/30	33,960,000	48,663,559
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $48,467,443)		50,876,698
MUNICIPAL SECURITIES — 1.2%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	1,480,000	2,083,278
City Public Service Board of San Antonio Rev., 5.99%, 2/1/39	280,000	365,658
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	1,000,000	1,340,860
Los Angeles Community College District GO, 6.75%, 8/1/49	1,330,000	2,019,751
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	1,075,000	1,396,188
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	1,665,000	2,281,616
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	470,000	658,066
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	555,000	665,939
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	975,000	1,467,872
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	730,000	1,066,676
New York City GO, 6.27%, 12/1/37	335,000	451,433
New York City Water & Sewer System Rev., 5.95%, 6/15/42	925,000	1,253,782
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	595,000	679,782
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	420,000	527,667
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	400,000	472,220
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	1,000,000	1,093,010
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	1,175,000	1,423,383
Sacramento Municipal Utility District Electric Rev., 6.16%, 5/15/36	375,000	474,536
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	2,105,000	2,497,246
San Diego County Regional Airport Authority Rev., 5.59%, 7/1/43	750,000	834,120
San Diego County Water Authority Financing Corp. Rev., 6.14%, 5/1/49	460,000	622,960
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	1,100,000	1,389,674
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	1,015,000	1,490,314
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	920,000	1,134,783
State of California GO, 7.55%, 4/1/39	950,000	1,453,395
State of California GO, 7.30%, 10/1/39	2,210,000	3,239,440
State of California GO, (Building Bonds), 7.60%, 11/1/40	745,000	1,163,206
State of Illinois GO, 5.10%, 6/1/33	1,618,000	1,519,253
State of Kansas Department of Transportation Rev., 4.60%, 9/1/35	925,000	1,063,907
State of Oregon Department of Transportation Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	200,000	258,230
University of California Rev., 4.60%, 5/15/31	1,975,000	2,198,906
TOTAL MUNICIPAL SECURITIES (Cost $34,342,915)		38,587,151
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.0%
Chile†
Chile Government International Bond, 3.25%, 9/14/21	920,000	957,168
Chile Government International Bond, 3.625%, 10/30/42	500,000	499,175
		1,456,343
Colombia — 0.2%
Colombia Government International Bond, 4.375%, 7/12/21	2,770,000	2,954,205
Colombia Government International Bond, 7.375%, 9/18/37	900,000	1,161,900
Colombia Government International Bond, 6.125%, 1/18/41	820,000	949,560
		5,065,665
Italy†
Republic of Italy Government International Bond, 6.875%, 9/27/23	1,300,000	1,532,581
Mexico — 0.3%
Mexico Government International Bond, 4.15%, 3/28/27	7,953,000	8,245,273
Mexico Government International Bond, MTN, 4.75%, 3/8/44	90,000	90,315
		8,335,588

Panama — 0.1%
Panama Government International Bond, 7.125%, 1/29/26	1,400,000	1,785,000
Peru — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37	730,000	963,235
Peruvian Government International Bond, 5.625%, 11/18/50	1,240,000	1,505,360
		2,468,595
Philippines — 0.2%
Philippine Government International Bond, 4.00%, 1/15/21	1,590,000	1,694,865
Philippine Government International Bond, 5.50%, 3/30/26	3,000,000	3,615,090
Philippine Government International Bond, 6.375%, 10/23/34	730,000	983,589
		6,293,544
Poland — 0.1%
Republic of Poland Government International Bond, 3.00%, 3/17/23	1,050,000	1,069,614
Republic of Poland Government International Bond, 5.125%, 4/21/21	450,000	496,270
		1,565,884
South Africa†
Republic of South Africa Government International Bond, 4.67%, 1/17/24	760,000	771,082
Uruguay†
Uruguay Government International Bond, 4.375%, 10/27/27	820,000	875,350
Uruguay Government International Bond, 4.125%, 11/20/45	340,000	314,500
		1,189,850
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $29,489,938)		30,464,132
TEMPORARY CASH INVESTMENTS — 2.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 2/28/18 - 5/15/43, valued at $25,972,093), in a joint trading account at 0.88%, dated 6/30/17, due 7/3/17 (Delivery value $25,351,591)		25,349,732
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $38,327,646), at 0.34%, dated 6/30/17, due 7/3/17 (Delivery value $37,575,065)		37,574,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	404,490	404,490
TOTAL TEMPORARY CASH INVESTMENTS (Cost $63,328,222)		63,328,222
TOTAL INVESTMENT SECURITIES — 112.8% (Cost $3,469,830,247)		3,494,548,395
OTHER ASSETS AND LIABILITIES(5) — (12.8)%		(396,713,124)
TOTAL NET ASSETS — 100.0%		$3,097,835,271

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	9,175,133	GBP	7,061,054	Credit Suisse AG	9/21/17	(43,506)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
500	U.S. Treasury 2-Year Notes	September 2017	108,054,688	(151,125)
1,059	U.S. Treasury 5-Year Notes	September 2017	124,788,258	(318,774)
636	U.S. Treasury 10-Year Notes	September 2017	79,837,875	(350,931)
141	U.S. Treasury 10-Year Ultra Notes	September 2017	19,008,563	(44,333)
			331,689,384	(865,163)

Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
656	Euro-Bobl 5-Year Bonds	September 2017	98,676,249	978,933
88	Euro-Bund 10-Year Bonds	September 2017	16,269,419	247,107
418	U.K. Gilt 10-Year Bonds	September 2017	68,363,316	1,480,207
			183,308,984	2,706,247

SWAP AGREEMENTS

CENTRALLY CLEARED TOTAL RETURN
Floating Rate Referenced Index	Notional Amount ($)	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Unrealized Appreciation (Depreciation) ($)	Value ($)
CPURNSA	7,000,000	Receive	2.24	11/15/26	(141,341)	(140,766)
CPURNSA	7,000,000	Receive	2.28	11/16/26	(164,546)	(163,970)
CPURNSA	4,950,000	Receive	2.17	5/10/27	(69,565)	(69,020)
CPURNSA	5,000,000	Receive	2.12	5/24/27	(40,157)	(39,608)
					(415,609)	(413,364)

TOTAL RETURN
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	5,000,000	CPURNSA	Receive	2.26	11/15/26	(109,155)
Bank of America N.A.	5,000,000	CPURNSA	Receive	2.29	11/16/26	(122,252)
Bank of America N.A.	5,000,000	CPURNSA	Receive	2.28	11/21/26	(116,930)
Barclays Bank plc	7,000,000	CPURNSA	Receive	2.25	11/15/26	(144,302)
Barclays Bank plc	7,000,000	CPURNSA	Receive	2.28	11/16/26	(166,884)
Barclays Bank plc	7,000,000	CPURNSA	Receive	2.26	11/21/26	(154,825)
Goldman Sachs & Co.	9,000,000	CPURNSA	Receive	2.25	11/15/26	(182,796)
Goldman Sachs & Co.	9,000,000	CPURNSA	Receive	2.28	11/16/26	(215,480)
Goldman Sachs & Co.	17,500,000	CPURNSA	Receive	2.28	11/21/26	(418,140)
						(1,630,764)

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $341,160,086, which represented 11.0% of total net assets.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on forward commitments, forward foreign currency contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $10,264,247.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	Forward commitment. Settlement date is indicated.

(5)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	1,016,611,247	—
U.S. Treasury Securities	—	983,767,360	—
U.S. Government Agency Mortgage-Backed Securities	—	765,814,870	—
Collateralized Mortgage Obligations	—	231,545,625	—
Asset-Backed Securities	—	166,244,548	—
Commercial Mortgage-Backed Securities	—	147,308,542	—
U.S. Government Agency Securities	—	50,876,698	—
Municipal Securities	—	38,587,151	—
Sovereign Governments and Agencies	—	30,464,132	—
Temporary Cash Investments	404,490	62,923,732	—
	404,490	3,494,143,905	—
Other Financial Instruments
Futures Contracts	—	2,706,247	—

Liabilities
Other Financial Instruments
Futures Contracts	865,163	—	—
Swap Agreements	—	2,044,128	—
Forward Foreign Currency Exchange Contracts	—	43,506	—
	865,163	2,087,634	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,470,092,136
Gross tax appreciation of investments	$44,956,458
Gross tax depreciation of investments	(20,500,199)
Net tax appreciation (depreciation) of investments	$24,456,259

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT High Income Fund
June 30, 2017

NT High Income - Schedule of Investments
JUNE 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 95.9%
Aerospace and Defense — 1.0%
Bombardier, Inc., 4.75%, 4/15/19(1)	705,000	719,953
Bombardier, Inc., 5.75%, 3/15/22(1)	1,085,000	1,085,000
Bombardier, Inc., 6.00%, 10/15/22(1)	480,000	481,800
Bombardier, Inc., 7.50%, 3/15/25(1)	795,000	826,800
KLX, Inc., 5.875%, 12/1/22(1)	610,000	642,788
TransDigm, Inc., 5.50%, 10/15/20	300,000	304,875
TransDigm, Inc., 6.00%, 7/15/22	1,190,000	1,228,675
TransDigm, Inc., 6.375%, 6/15/26	1,355,000	1,378,712
Triumph Group, Inc., 4.875%, 4/1/21	350,000	349,563
		7,018,166
Air Freight and Logistics — 0.1%
XPO Logistics, Inc., 6.50%, 6/15/22(1)	620,000	654,100
Airlines — 0.5%
Allegiant Travel Co., 5.50%, 7/15/19	750,000	783,750
American Airlines Group, Inc., 4.625%, 3/1/20(1)	975,000	1,012,069
United Continental Holdings, Inc., 5.00%, 2/1/24	1,445,000	1,472,094
		3,267,913
Auto Components — 0.8%
American Axle & Manufacturing, Inc., 6.25%, 3/15/21	360,000	370,800
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	960,000	988,800
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	1,395,000	1,464,750
Tenneco, Inc., 5.00%, 7/15/26	1,225,000	1,241,843
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	685,000	721,819
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	940,000	995,225
		5,783,237
Automobiles — 0.2%
Ally Financial, Inc., 3.25%, 9/29/17	350,000	351,173
Ally Financial, Inc., 3.75%, 11/18/19	825,000	845,625
Ally Financial, Inc., 4.125%, 3/30/20	475,000	489,250
		1,686,048
Banks — 0.9%
Banco GNB Sudameris SA, 6.50%, 4/3/22(1)	1,445,000	1,495,575
Barclays Bank plc, 7.625%, 11/21/22	830,000	950,869
BBVA Banco Continental SA, 3.25%, 4/8/18(1)	1,330,000	1,348,620
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(1)	1,985,000	2,255,456
Royal Bank of Scotland Group plc, 6.125%, 12/15/22	340,000	372,634
		6,423,154
Biotechnology — 0.2%
AMAG Pharmaceuticals, Inc., 7.875%, 9/1/23(1)	1,360,000	1,314,100
Concordia International Corp., 9.50%, 10/21/22(1)	590,000	103,250
Concordia International Corp., 7.00%, 4/15/23(1)	890,000	133,500
		1,550,850
Capital Markets — 0.5%
Dresdner Funding Trust I, 8.15%, 6/30/31(1)	1,200,000	1,512,535
NFP Corp., 9.00%, 7/15/21(1)	1,050,000	1,102,237

NFP Corp., 6.875%, 7/15/25(1)(2)	825,000	835,313
		3,450,085
Chemicals — 1.8%
Blue Cube Spinco, Inc., 9.75%, 10/15/23	835,000	1,014,525
Chemours Co. (The), 6.625%, 5/15/23	900,000	956,250
Consolidated Energy Finance SA, 6.75%, 10/15/19(1)	1,700,000	1,744,625
CVR Partners LP / CVR Nitrogen Finance Corp., 9.25%, 6/15/23(1)	150,000	157,500
Hexion, Inc., 6.625%, 4/15/20	1,045,000	958,787
Hexion, Inc., 10.00%, 4/15/20	400,000	399,000
Hexion, Inc., 10.375%, 2/1/22(1)	275,000	273,625
Hexion, Inc., 13.75%, 2/1/22(1)	1,350,000	1,194,750
INEOS Group Holdings SA, 5.625%, 8/1/24(1)	1,625,000	1,679,844
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	1,750,000	1,745,625
Platform Specialty Products Corp., 10.375%, 5/1/21(1)	180,000	199,575
Platform Specialty Products Corp., 6.50%, 2/1/22(1)	505,000	523,938
SPCM SA, 4.875%, 9/15/25(1)	300,000	306,750
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 6.75%, 5/1/22(1)	240,000	255,000
Tronox Finance LLC, 6.375%, 8/15/20	1,145,000	1,150,725
Venator Finance Sarl / Venator Materials Corp., 5.75%, 7/15/25(1)(2)	500,000	506,250
		13,066,769
Commercial Services and Supplies — 1.5%
Alpine Finance Merger Sub LLC, 6.875%, 8/1/25(1)(2)	250,000	255,000
Brand Energy & Infrastructure Services, Inc., 8.50%, 7/15/25(1)	650,000	674,375
Covanta Holding Corp., 5.875%, 3/1/24	2,265,000	2,214,038
CSVC Acquisition Corp., 7.75%, 6/15/25(1)	1,350,000	1,382,906
Envision Healthcare Corp., 5.125%, 7/1/22(1)	1,630,000	1,680,938
GW Honos Security Corp., 8.75%, 5/15/25(1)	775,000	812,781
Iron Mountain, Inc., 5.75%, 8/15/24	2,055,000	2,106,375
KAR Auction Services, Inc., 5.125%, 6/1/25(1)	300,000	306,375
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(1)	1,370,000	1,492,149
		10,924,937
Communications Equipment — 1.0%
CommScope Technologies LLC, 5.00%, 3/15/27(1)	745,000	745,000
CommScope, Inc., 5.00%, 6/15/21(1)	475,000	487,469
CommScope, Inc., 5.50%, 6/15/24(1)	625,000	652,931
IHS Netherlands Holdco BV, 9.50%, 10/27/21(1)	795,000	813,805
Nokia Oyj, 3.375%, 6/12/22	225,000	227,273
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	2,070,000	2,189,025
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(1)	2,050,000	2,149,937
		7,265,440
Construction and Engineering — 0.2%
Great Lakes Dredge & Dock Corp., 8.00%, 5/15/22(1)	375,000	382,969
SBA Communications Corp., 4.875%, 7/15/22	1,085,000	1,120,262
		1,503,231
Construction Materials — 0.9%
Airxcel, Inc., 8.50%, 2/15/22(1)	300,000	316,500
Builders FirstSource, Inc., 10.75%, 8/15/23(1)	730,000	844,975
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	1,015,000	1,060,675
Ply Gem Industries, Inc., 6.50%, 2/1/22	1,915,000	2,015,384
Standard Industries, Inc., 6.00%, 10/15/25(1)	975,000	1,048,125
Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 6/1/25(1)	275,000	282,563
USG Corp., 5.50%, 3/1/25(1)	735,000	783,694
		6,351,916

Consumer Finance — 3.2%
ASP AMC Merger Sub, Inc., 8.00%, 5/15/25(1)	700,000	666,750
CIT Group, Inc., 5.50%, 2/15/19(1)	1,415,000	1,489,288
CIT Group, Inc., 3.875%, 2/19/19	1,670,000	1,715,925
CIT Group, Inc., 5.00%, 8/15/22	1,655,000	1,787,400
CIT Group, Inc., 5.00%, 8/1/23	900,000	972,000
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	575,000	615,969
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	955,000	1,042,144
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	1,210,000	1,324,696
Harland Clarke Holdings Corp., 9.25%, 3/1/21(1)	1,585,000	1,555,281
IHS Markit Ltd., 4.75%, 2/15/25(1)	360,000	387,450
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 3/15/22(1)	142,000	146,260
Navient Corp., 5.00%, 10/26/20	990,000	1,029,600
Navient Corp., 5.875%, 3/25/21	50,000	53,000
Navient Corp., 5.50%, 1/25/23	2,345,000	2,391,900
Navient Corp., 6.75%, 6/25/25	2,550,000	2,634,481
Navient Corp., MTN, 8.45%, 6/15/18	50,000	52,775
Navient Corp., MTN, 5.50%, 1/15/19	1,000,000	1,043,750
Navient Corp., MTN, 6.125%, 3/25/24	360,000	372,600
OneMain Financial Holdings LLC, 6.75%, 12/15/19(1)	720,000	758,700
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(1)	1,190,000	1,248,393
Springleaf Finance Corp., MTN, 6.90%, 12/15/17	1,625,000	1,651,406
		22,939,768
Containers and Packaging — 2.5%
ARD Finance SA, PIK, 7.125%, 9/15/23	2,220,000	2,375,178
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)	2,165,000	2,376,087
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)	1,085,000	1,141,963
Ball Corp., 5.00%, 3/15/22	1,045,000	1,119,456
BWAY Holding Co., 5.50%, 4/15/24(1)	1,150,000	1,177,313
BWAY Holding Co., 7.25%, 4/15/25(1)	775,000	788,563
Flex Acquisition Co., Inc., 6.875%, 1/15/25(1)	225,000	234,422
Multi-Color Corp., 6.125%, 12/1/22(1)	200,000	211,000
Novelis Corp., 6.25%, 8/15/24(1)	685,000	720,963
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	625,000	690,234
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	1,085,000	1,111,680
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.875%, 2/15/21	524,990	540,083
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	1,010,000	1,050,400
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(1)	2,165,000	2,326,487
Sealed Air Corp., 5.125%, 12/1/24(1)	1,410,000	1,519,275
		17,383,104
Diversified Consumer Services — 0.2%
Service Corp. International/US, 5.375%, 5/15/24	360,000	381,564
Service Corp. International/US, 5.375%, 1/15/22	720,000	744,300
		1,125,864
Diversified Financial Services — 4.0%
Ally Financial, Inc., 4.75%, 9/10/18	865,000	890,950
Ally Financial, Inc., 3.50%, 1/27/19	1,410,000	1,432,913
Ally Financial, Inc., 4.125%, 2/13/22	1,445,000	1,484,738
Ally Financial, Inc., 8.00%, 11/1/31	1,065,000	1,309,950
Bank of America Corp., VRN, 6.25%, 9/5/24	2,600,000	2,817,750
Barclays plc, VRN, 8.25%, 12/15/18	600,000	637,500
Citigroup, Inc., VRN, 6.25%, 8/15/26	2,175,000	2,415,609
Exela Intermediate LLC / Exela Finance, Inc., 10.00%, 7/15/23(1)(2)	2,025,000	2,004,750

HUB International Ltd., 7.875%, 10/1/21(1)	1,065,000	1,112,925
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20	2,430,000	2,505,937
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22	1,055,000	1,085,331
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 2/1/22	655,000	684,475
Intelsat Connect Finance SA, 12.50%, 4/1/22(1)	1,200,000	1,089,000
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20(1)	1,310,000	1,349,300
JPMorgan Chase & Co., VRN, 7.90%, 4/30/18	1,375,000	1,431,031
JPMorgan Chase & Co., VRN, 6.10%, 10/1/24	2,600,000	2,824,250
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 7/1/21	1,000,000	1,027,500
Orchestra Borrower LLC / Orchestra Co-Issuer, Inc., 6.75%, 6/15/22(1)	625,000	645,563
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.75%, 6/1/25(1)	150,000	153,750
Werner FinCo LP / Werner FinCo, Inc., 8.75%, 7/15/25(1)(2)	1,050,000	1,063,125
		27,966,347
Diversified Telecommunication Services — 4.9%
CenturyLink, Inc., Series V, 5.625%, 4/1/20	2,745,000	2,913,982
CenturyLink, Inc., Series T, 5.80%, 3/15/22	1,075,000	1,122,031
Frontier Communications Corp., 7.125%, 3/15/19	1,280,000	1,337,600
Frontier Communications Corp., 8.50%, 4/15/20	290,000	305,588
Frontier Communications Corp., 10.50%, 9/15/22	4,775,000	4,566,094
Frontier Communications Corp., 6.875%, 1/15/25	1,170,000	927,225
Frontier Communications Corp., 11.00%, 9/15/25	700,000	652,750
Hughes Satellite Systems Corp., 6.50%, 6/15/19	650,000	704,438
Hughes Satellite Systems Corp., 5.25%, 8/1/26	1,245,000	1,305,694
Inmarsat Finance plc, 4.875%, 5/15/22(1)	455,000	464,100
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	2,710,000	2,574,500
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(1)(2)	1,600,000	1,602,000
Level 3 Financing, Inc., 6.125%, 1/15/21	450,000	464,625
Level 3 Financing, Inc., 5.375%, 8/15/22	1,675,000	1,729,437
Level 3 Financing, Inc., 5.375%, 5/1/25	475,000	501,125
SoftBank Group Corp., 4.50%, 4/15/20(1)	2,955,000	3,079,376
Sprint Capital Corp., 6.90%, 5/1/19	2,240,000	2,401,818
Sprint Capital Corp., 6.875%, 11/15/28	820,000	913,537
Sprint Capital Corp., 8.75%, 3/15/32	1,745,000	2,203,062
Telecom Italia Capital SA, 6.375%, 11/15/33	2,590,000	2,810,150
Windstream Services LLC, 7.75%, 10/15/20	865,000	875,812
Windstream Services LLC, 7.75%, 10/1/21	435,000	411,075
Windstream Services LLC, 6.375%, 8/1/23	900,000	747,563
		34,613,582
Electronic Equipment, Instruments and Components — 0.4%
Sanmina Corp., 4.375%, 6/1/19(1)	1,775,000	1,828,250
Zebra Technologies Corp., 7.25%, 10/15/22	950,000	1,011,156
		2,839,406
Energy Equipment and Services — 2.0%
Calfrac Holdings LP, 7.50%, 12/1/20(1)	800,000	692,000
Ensco plc, 4.70%, 3/15/21	360,000	353,700
Ensco plc, 8.00%, 1/31/24	1,275,000	1,204,875
Ensco plc, 5.20%, 3/15/25	630,000	515,025
FTS International, Inc., 6.25%, 5/1/22	585,000	476,775
Nabors Industries, Inc., 5.50%, 1/15/23(1)	225,000	214,031
Noble Holding International Ltd., 7.75%, 1/15/24	2,580,000	2,049,320
Precision Drilling Corp., 5.25%, 11/15/24	975,000	858,000
SESI LLC, 6.375%, 5/1/19	885,000	880,575
Transocean, Inc., 6.00%, 3/15/18	146,000	149,650

Transocean, Inc., 9.00%, 7/15/23(1)	2,405,000	2,507,212
Weatherford International Ltd., 7.75%, 6/15/21	1,010,000	1,018,838
Weatherford International Ltd., 4.50%, 4/15/22	2,175,000	1,930,313
Weatherford International Ltd., 9.875%, 2/15/24(1)	1,275,000	1,338,750
		14,189,064
Equity Real Estate Investment Trusts (REITs) — 1.2%
CoreCivic, Inc., 4.125%, 4/1/20	450,000	464,625
Equinix, Inc., 4.875%, 4/1/20	540,000	553,837
Equinix, Inc., 5.375%, 4/1/23	1,485,000	1,549,969
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	1,225,000	1,341,375
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21	720,000	741,600
Uniti Group, Inc. / CSL Capital LLC, 6.00%, 4/15/23(1)	360,000	375,523
Uniti Group, Inc. / CSL Capital LLC, 8.25%, 10/15/23	1,575,000	1,630,125
Uniti Group, Inc. / CSL Capital LLC, 7.125%, 12/15/24(1)	1,990,000	1,980,683
		8,637,737
Financial Services — 0.5%
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(1)	2,980,000	3,438,175
Food and Staples Retailing — 0.6%
99 Cents Only Stores LLC, 11.00%, 12/15/19	375,000	315,937
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 6.625%, 6/15/24(1)	1,700,000	1,691,500
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 5.75%, 3/15/25(1)	350,000	326,375
Horizon Pharma, Inc., 6.625%, 5/1/23	1,070,000	1,011,150
Rite Aid Corp., 6.75%, 6/15/21	350,000	361,200
SUPERVALU, Inc., 6.75%, 6/1/21	645,000	635,325
		4,341,487
Food Products — 1.8%
B&G Foods, Inc., 5.25%, 4/1/25	1,190,000	1,216,775
JBS USA LUX SA / JBS USA Finance, Inc., 8.25%, 2/1/20(1)	685,000	688,425
JBS USA LUX SA / JBS USA Finance, Inc., 7.25%, 6/1/21(1)	540,000	542,430
JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(1)	730,000	688,025
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(1)	1,065,000	1,006,425
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)	1,190,000	1,231,650
Nature's Bounty Co. (The), 7.625%, 5/15/21(1)	685,000	729,525
Pilgrim's Pride Corp., 5.75%, 3/15/25(1)	2,430,000	2,448,225
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21	830,000	848,675
Post Holdings, Inc., 5.00%, 8/15/26(1)	3,595,000	3,595,000
		12,995,155
Gas Utilities — 3.6%
American Midstream Partners LP / American Midstream Finance Corp., 8.50%, 12/15/21(1)	350,000	352,625
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.375%, 9/15/24(1)	550,000	565,125
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22(1)	600,000	607,500
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24	630,000	705,600
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	1,265,000	1,353,550
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27(1)	1,170,000	1,200,713
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23	370,000	380,175
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25(1)	1,190,000	1,190,000
Energy Transfer Equity LP, 7.50%, 10/15/20	1,125,000	1,262,812
Energy Transfer Equity LP, 5.875%, 1/15/24	1,575,000	1,677,375
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	615,000	619,613
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	2,355,000	2,243,137
MPLX LP, 4.875%, 12/1/24	640,000	683,434
NGPL PipeCo LLC, 7.12%, 12/15/17(1)	540,000	552,825
NuStar Logistics LP, 4.75%, 2/1/22	395,000	400,925

Rockies Express Pipeline LLC, 5.625%, 4/15/20(1)	2,115,000	2,257,762
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	1,815,000	2,007,167
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.50%, 8/15/22	1,350,000	1,355,062
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	1,215,000	1,192,219
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25(1)	1,205,000	1,245,669
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	720,000	763,200
Williams Cos., Inc. (The), 4.55%, 6/24/24	3,120,000	3,221,400
		25,837,888
Health Care Equipment and Supplies — 0.6%
Alere, Inc., 6.50%, 6/15/20	900,000	916,875
Alere, Inc., 6.375%, 7/1/23(1)	420,000	453,075
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 8.125%, 6/15/21(1)	615,000	575,025
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(1)	830,000	784,350
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(1)	355,000	325,712
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.625%, 5/15/22(1)	450,000	432,000
Universal Hospital Services, Inc., 7.625%, 8/15/20	1,000,000	1,021,250
		4,508,287
Health Care Providers and Services — 6.0%
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	760,000	789,925
Centene Corp., 5.625%, 2/15/21	1,445,000	1,510,025
Centene Corp., 6.125%, 2/15/24	1,445,000	1,565,918
CHS / Community Health Systems, Inc., 8.00%, 11/15/19	1,085,000	1,094,494
CHS / Community Health Systems, Inc., 7.125%, 7/15/20	1,515,000	1,480,912
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	470,000	412,425
CHS / Community Health Systems, Inc., 6.25%, 3/31/23	1,875,000	1,942,687
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	705,000	716,456
DaVita, Inc., 5.75%, 8/15/22	1,625,000	1,671,719
DaVita, Inc., 5.125%, 7/15/24	1,375,000	1,398,203
Envision Healthcare Corp., 5.625%, 7/15/22	1,720,000	1,784,500
HCA, Inc., 4.25%, 10/15/19	360,000	374,400
HCA, Inc., 6.50%, 2/15/20	2,100,000	2,296,875
HCA, Inc., 7.50%, 2/15/22	1,625,000	1,874,844
HCA, Inc., 5.875%, 3/15/22	360,000	400,050
HCA, Inc., 4.75%, 5/1/23	1,445,000	1,531,700
HCA, Inc., 5.375%, 2/1/25	1,805,000	1,908,426
HCA, Inc., 7.69%, 6/15/25	1,730,000	2,015,450
HCA, Inc., 4.50%, 2/15/27	720,000	742,500
HealthSouth Corp., 5.75%, 11/1/24	715,000	736,808
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	2,490,000	2,503,695
Kindred Healthcare, Inc., 8.00%, 1/15/20	1,280,000	1,350,400
Kindred Healthcare, Inc., 6.375%, 4/15/22	520,000	514,150
LifePoint Health, Inc., 5.50%, 12/1/21	720,000	745,650
Select Medical Corp., 6.375%, 6/1/21	575,000	593,688
Surgery Center Holdings, Inc., 6.75%, 7/1/25(1)	425,000	431,375
Tenet Healthcare Corp., 5.00%, 3/1/19	2,175,000	2,284,533
Tenet Healthcare Corp., 8.00%, 8/1/20	505,000	511,944
Tenet Healthcare Corp., 6.00%, 10/1/20	1,515,000	1,626,731
Tenet Healthcare Corp., 8.125%, 4/1/22	1,740,000	1,853,100
Tenet Healthcare Corp., 6.75%, 6/15/23	1,355,000	1,358,387
Tenet Healthcare Corp., 4.625%, 7/15/24(1)	525,000	526,969
THC Escrow Corp. III, 4.625%, 7/15/24(1)	656,000	659,411
THC Escrow Corp. III, 5.125%, 5/1/25(1)	600,000	603,750

THC Escrow Corp. III, 7.00%, 8/1/25(1)	425,000	424,469
		42,236,569
Hotels, Restaurants and Leisure — 5.7%
1011778 BC ULC / New Red Finance, Inc., 6.00%, 4/1/22(1)	1,865,000	1,937,269
1011778 BC ULC / New Red Finance, Inc., 4.25%, 5/15/24(1)	150,000	149,429
Aramark Services, Inc., 5.125%, 1/15/24	930,000	979,987
Boyd Gaming Corp., 6.875%, 5/15/23	1,260,000	1,352,925
Boyd Gaming Corp., 6.375%, 4/1/26	900,000	975,375
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Properties Finance, Inc., 8.00%, 10/1/20	900,000	929,250
Carrols Restaurant Group, Inc., 8.00%, 5/1/22(1)	75,000	80,156
Eldorado Resorts, Inc., 7.00%, 8/1/23	1,565,000	1,698,025
FelCor Lodging LP, 5.625%, 3/1/23	560,000	583,800
Gateway Casinos & Entertainment Ltd., 8.25%, 3/1/24(1)	825,000	860,063
Golden Nugget, Inc., 8.50%, 12/1/21(1)	1,940,000	2,066,100
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(1)	1,840,000	1,869,900
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25(1)	1,185,000	1,224,994
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(1)	1,190,000	1,246,525
Landry's, Inc., 6.75%, 10/15/24(1)	1,725,000	1,770,281
LTF Merger Sub, Inc., 8.50%, 6/15/23(1)	1,400,000	1,512,000
Melco Resorts Finance Ltd., 4.875%, 6/6/25(1)	1,000,000	1,003,280
MGM Resorts International, 11.375%, 3/1/18	900,000	959,625
MGM Resorts International, 8.625%, 2/1/19	765,000	845,325
MGM Resorts International, 5.25%, 3/31/20	1,660,000	1,761,675
MGM Resorts International, 7.75%, 3/15/22	180,000	211,725
MGM Resorts International, 6.00%, 3/15/23	900,000	994,500
Mohegan Gaming & Entertainment, 7.875%, 10/15/24(1)	1,550,000	1,617,812
Nathan's Famous, Inc., 10.00%, 3/15/20(1)	550,000	587,813
NCL Corp. Ltd., 4.625%, 11/15/20(1)	375,000	386,838
Penn National Gaming, Inc., 5.625%, 1/15/27(1)	2,550,000	2,604,187
Pinnacle Entertainment, Inc., 5.625%, 5/1/24(1)	940,000	979,950
Rivers Pittsburgh Borrower, LP / Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(1)	680,000	691,900
Scientific Games International, Inc., 6.25%, 9/1/20	1,160,000	1,155,650
Scientific Games International, Inc., 6.625%, 5/15/21	275,000	275,000
Scientific Games International, Inc., 7.00%, 1/1/22(1)	2,530,000	2,700,775
Scientific Games International, Inc., 10.00%, 12/1/22	1,465,000	1,611,500
Silversea Cruise Finance Ltd., 7.25%, 2/1/25(1)	550,000	589,188
Six Flags Entertainment Corp., 5.50%, 4/15/27(1)	425,000	438,813
Station Casinos LLC, 7.50%, 3/1/21	835,000	870,487
Wynn Macau Ltd., 5.25%, 10/15/21(1)	955,000	981,262
		40,503,384
Household Durables — 3.1%
Beazer Homes USA, Inc., 8.75%, 3/15/22	795,000	888,412
Beazer Homes USA, Inc., 7.25%, 2/1/23	765,000	805,163
Beazer Homes USA, Inc., 6.75%, 3/15/25	100,000	104,500
Brookfield Residential Properties, Inc., 6.375%, 5/15/25(1)	1,000,000	1,040,000
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(1)	885,000	920,400
CalAtlantic Group, Inc., 8.375%, 5/15/18	615,000	648,056
CalAtlantic Group, Inc., 5.375%, 10/1/22	360,000	389,250
CalAtlantic Group, Inc., 5.00%, 6/15/27	625,000	628,125
Century Communities, Inc., 6.875%, 5/15/22	610,000	643,550
K Hovnanian Enterprises, Inc., 7.00%, 1/15/19(1)	575,000	579,313
KB Home, 4.75%, 5/15/19	360,000	372,600
KB Home, 8.00%, 3/15/20	360,000	406,800

KB Home, 7.00%, 12/15/21	290,000	326,250
Lennar Corp., 4.50%, 4/30/24	1,805,000	1,870,160
Meritage Homes Corp., 7.00%, 4/1/22	540,000	616,950
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(1)	920,000	951,740
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24(1)	2,625,000	2,762,812
Toll Brothers Finance Corp., 6.75%, 11/1/19	490,000	540,225
Toll Brothers Finance Corp., 4.875%, 3/15/27	800,000	826,000
TRI Pointe Group, Inc., 5.25%, 6/1/27	625,000	627,344
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	2,490,000	2,639,400
WCI Communities, Inc. / Lennar Corp., 6.875%, 8/15/21	1,445,000	1,507,410
William Lyon Homes, Inc., 5.875%, 1/31/25	1,480,000	1,528,100
		21,622,560
Household Products — 0.3%
Spectrum Brands, Inc., 6.625%, 11/15/22	1,215,000	1,278,787
Spectrum Brands, Inc., 5.75%, 7/15/25	845,000	910,572
		2,189,359
Industrial Conglomerates — 1.0%
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23(1)	625,000	662,500
Bombardier, Inc., 8.75%, 12/1/21(1)	1,715,000	1,907,938
HD Supply, Inc., 5.25%, 12/15/21(1)	635,000	668,734
Signode Industrial Group Lux SA / Signode Industrial Group US, Inc., 6.375%, 5/1/22(1)	2,570,000	2,698,500
Weekley Homes LLC / Weekley Finance Corp., 6.00%, 2/1/23	900,000	879,750
XPO Logistics, Inc., 6.125%, 9/1/23(1)	100,000	104,500
		6,921,922
Insurance — 0.5%
Aircastle Ltd., 6.25%, 12/1/19	350,000	381,937
Fly Leasing Ltd., 6.375%, 10/15/21	200,000	210,750
Genworth Holdings, Inc., 7.625%, 9/24/21	820,000	795,400
Genworth Holdings, Inc., VRN, 3.18%, 8/15/17	450,000	173,250
KIRS Midco 3 plc, 8.625%, 7/15/23(1)	1,600,000	1,626,000
		3,187,337
Internet Software and Services — 0.4%
IAC/InterActiveCorp, 4.75%, 12/15/22	345,000	339,825
Match Group, Inc., 6.75%, 12/15/22	720,000	751,500
Netflix, Inc., 5.75%, 3/1/24	1,445,000	1,580,469
		2,671,794
IT Services — 1.0%
CDW LLC / CDW Finance Corp., 5.00%, 9/1/23	615,000	641,906
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	755,000	820,353
First Data Corp., 7.00%, 12/1/23(1)	3,470,000	3,712,900
First Data Corp., 5.00%, 1/15/24(1)	610,000	629,630
Harland Clarke Holdings Corp., 8.375%, 8/15/22(1)	1,025,000	1,094,187
		6,898,976
Machinery — 1.1%
BlueLine Rental Finance Corp. / BlueLine Rental LLC, 9.25%, 3/15/24(1)	1,815,000	1,892,137
CNH Industrial Capital LLC, 3.375%, 7/15/19	850,000	865,938
Navistar International Corp., 8.25%, 11/1/21	2,040,000	2,070,600
Vertiv Intermediate Holding Corp., PIK, 12.00%, 2/15/22(1)	2,450,000	2,630,687
		7,459,362
Marine — 0.4%
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	2,610,000	2,649,150
Media — 11.9%
Altice Financing SA, 6.50%, 1/15/22(1)	690,000	722,775

Altice Financing SA, 6.625%, 2/15/23(1)	2,540,000	2,701,138
Altice Financing SA, 7.50%, 5/15/26(1)	1,445,000	1,607,562
Altice Finco SA, 7.625%, 2/15/25(1)	940,000	1,006,975
Altice Luxembourg SA, 7.75%, 5/15/22(1)	1,410,000	1,498,125
Altice US Finance I Corp., 5.50%, 5/15/26(1)	630,000	663,075
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26(1)	1,000,000	1,046,250
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25	355,000	370,088
Cablevision SA, 6.50%, 6/15/21(1)	795,000	844,688
Cablevision Systems Corp., 5.875%, 9/15/22	2,095,000	2,207,606
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	1,730,000	1,785,187
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 2/15/23	425,000	439,609
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/23(1)	2,280,000	2,399,700
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	850,000	907,375
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	2,190,000	2,348,775
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	2,065,000	2,116,625
Cequel Communications Holdings I LLC / Cequel Capital Corp., 6.375%, 9/15/20(1)	200,000	204,500
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21(1)	1,775,000	1,814,937
Cinemark USA, Inc., 5.125%, 12/15/22	435,000	450,225
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	2,110,000	2,105,000
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	720,000	742,043
CSC Holdings LLC, 7.625%, 7/15/18	865,000	914,737
CSC Holdings LLC, 6.75%, 11/15/21	1,210,000	1,343,100
CSC Holdings LLC, 10.125%, 1/15/23(1)	675,000	784,688
CSC Holdings LLC, 6.625%, 10/15/25(1)	440,000	485,144
CSC Holdings LLC, 10.875%, 10/15/25(1)	980,000	1,182,125
CSC Holdings LLC, 5.50%, 4/15/27(1)	1,265,000	1,340,900
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	485,000	135,800
Digicel Ltd., 6.00%, 4/15/21(1)	600,000	577,500
DISH DBS Corp., 4.25%, 4/1/18	175,000	177,681
DISH DBS Corp., 5.125%, 5/1/20	1,350,000	1,412,437
DISH DBS Corp., 6.75%, 6/1/21	1,480,000	1,646,500
DISH DBS Corp., 5.00%, 3/15/23	2,295,000	2,358,112
Embarq Corp., 8.00%, 6/1/36	1,800,000	1,827,000
Gray Television, Inc., 5.125%, 10/15/24(1)	1,750,000	1,771,875
Gray Television, Inc., 5.875%, 7/15/26(1)	450,000	460,125
GTH Finance BV, 7.25%, 4/26/23(1)	2,020,000	2,233,362
Lamar Media Corp., 5.875%, 2/1/22	1,045,000	1,081,575
Lamar Media Corp., 5.00%, 5/1/23	1,010,000	1,055,450
Midcontinent Communications / Midcontinent Finance Corp., 6.875%, 8/15/23(1)	150,000	162,375
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(1)	1,640,000	1,664,600
Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20	740,000	753,157
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	920,000	956,800
Regal Entertainment Group, 5.75%, 3/15/22	900,000	942,750
RR Donnelley & Sons Co., 6.00%, 4/1/24	647,000	633,251
SFR Group SA, 6.00%, 5/15/22(1)	3,045,000	3,189,637
SFR Group SA, 7.375%, 5/1/26(1)	2,085,000	2,270,044
Sinclair Television Group, Inc., 5.375%, 4/1/21	720,000	740,880
Sinclair Television Group, Inc., 5.625%, 8/1/24(1)	1,265,000	1,301,369
Sirius XM Radio, Inc., 3.875%, 8/1/22(1)(2)	675,000	683,654
Sirius XM Radio, Inc., 4.625%, 5/15/23(1)	1,085,000	1,118,906
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	320,000	340,800
Sirius XM Radio, Inc., 5.375%, 4/15/25(1)	900,000	932,625
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)(2)	400,000	405,000

TEGNA, Inc., 5.125%, 7/15/20	720,000	738,900
TEGNA, Inc., 5.50%, 9/15/24(1)	1,085,000	1,121,619
Townsquare Media, Inc., 6.50%, 4/1/23(1)	1,250,000	1,264,062
Unitymedia GmbH, 6.125%, 1/15/25(1)	720,000	775,800
Univision Communications, Inc., 6.75%, 9/15/22(1)	975,000	1,016,437
Univision Communications, Inc., 5.125%, 5/15/23(1)	720,000	728,770
Univision Communications, Inc., 5.125%, 2/15/25(1)	970,000	963,937
UPCB Finance IV Ltd., 5.375%, 1/15/25(1)	810,000	851,512
Videotron Ltd., 5.00%, 7/15/22	650,000	689,813
Virgin Media Finance plc, 5.75%, 1/15/25(1)	1,660,000	1,728,475
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)	1,330,000	1,389,265
Virgin Media Secured Finance plc, 5.50%, 8/15/26(1)	1,205,000	1,265,250
WideOpenWest Finance LLC / WideOpenWest Capital Corp., 10.25%, 7/15/19	410,000	422,813
Wind Acquisition Finance SA, 4.75%, 7/15/20(1)	1,150,000	1,164,950
Wind Acquisition Finance SA, 7.375%, 4/23/21(1)	1,315,000	1,368,422
WMG Acquisition Corp., 5.625%, 4/15/22(1)	1,345,000	1,397,119
Ziggo Bond Finance BV, 5.875%, 1/15/25(1)	745,000	769,213
Ziggo Secured Finance BV, 5.50%, 1/15/27(1)	1,525,000	1,561,219
		84,083,793
Metals and Mining — 4.2%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(1)	1,060,000	1,155,400
Aleris International, Inc., 9.50%, 4/1/21(1)	615,000	635,473
Allegheny Technologies, Inc., 5.95%, 1/15/21	1,855,000	1,868,913
Anglo American Capital plc, 3.625%, 5/14/20(1)	1,445,000	1,475,706
Anglo American Capital plc, 4.875%, 5/14/25(1)	1,085,000	1,133,825
ArcelorMittal, 6.00%, 3/1/21	1,100,000	1,189,375
ArcelorMittal, 6.125%, 6/1/25	1,390,000	1,563,750
ArcelorMittal, 7.25%, 3/1/41	1,445,000	1,600,338
Cliffs Natural Resources, Inc., 8.25%, 3/31/20(1)	460,000	503,700
Cliffs Natural Resources, Inc., 5.75%, 3/1/25(1)	1,040,000	985,400
Commercial Metals Co., 5.375%, 7/15/27(2)	275,000	280,844
Constellium NV, 6.625%, 3/1/25(1)	2,165,000	2,078,400
First Quantum Minerals Ltd., 7.25%, 4/1/23(1)	720,000	709,200
Freeport-McMoRan, Inc., 2.30%, 11/14/17	1,265,000	1,265,000
Freeport-McMoRan, Inc., 3.55%, 3/1/22	2,525,000	2,379,004
Freeport-McMoRan, Inc., 5.40%, 11/14/34	2,345,000	2,104,637
Kinross Gold Corp., 5.125%, 9/1/21	360,000	385,200
Kinross Gold Corp., 4.50%, 7/15/27(1)(2)	650,000	650,000
New Gold, Inc., 6.25%, 11/15/22(1)	300,000	309,750
Novelis Corp., 5.875%, 9/30/26(1)	2,025,000	2,090,812
Steel Dynamics, Inc., 5.25%, 4/15/23	1,030,000	1,075,063
Taseko Mines Ltd., 8.75%, 6/15/22(1)	1,200,000	1,200,000
Teck Resources Ltd., 4.75%, 1/15/22	1,510,000	1,570,400
Teck Resources Ltd., 8.50%, 6/1/24(1)	685,000	792,888
Vedanta Resources plc, 6.375%, 7/30/22(1)	1,010,000	1,015,757
		30,018,835
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
iStar, Inc., 5.00%, 7/1/19	705,000	712,491
Multi-Utilities — 2.1%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	1,045,000	1,065,900
Calpine Corp., 5.375%, 1/15/23	1,665,000	1,629,619
Calpine Corp., 5.50%, 2/1/24	360,000	342,450
Calpine Corp., 5.75%, 1/15/25	2,550,000	2,403,375

Dynegy, Inc., 6.75%, 11/1/19	575,000	595,844
Dynegy, Inc., 7.375%, 11/1/22	2,035,000	2,014,650
Dynegy, Inc., 7.625%, 11/1/24	575,000	560,625
GenOn Energy, Inc., 9.50%, 10/15/18(3)	525,000	320,250
GenOn Energy, Inc., 9.875%, 10/15/20(3)	490,000	301,350
NRG Energy, Inc., 7.625%, 1/15/18	525,000	543,375
NRG Energy, Inc., 6.25%, 7/15/22	1,705,000	1,758,281
NRG Energy, Inc., 6.25%, 5/1/24	1,610,000	1,634,150
NRG Energy, Inc., 7.25%, 5/15/26	1,370,000	1,424,800
		14,594,669
Multiline Retail†
JC Penney Corp., Inc., 5.65%, 6/1/20	310,000	306,125
Oil, Gas and Consumable Fuels — 10.6%
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24(1)	1,920,000	1,944,000
Antero Resources Corp., 5.125%, 12/1/22	1,695,000	1,707,170
Antero Resources Corp., 5.625%, 6/1/23	665,000	676,638
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 10.00%, 4/1/22(1)	1,525,000	1,532,625
California Resources Corp., 8.00%, 12/15/22(1)	6,275,000	3,992,469
Callon Petroleum Co., 6.125%, 10/1/24	975,000	996,937
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	1,605,000	1,639,106
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	790,000	764,325
Carrizo Oil & Gas, Inc., 8.25%, 7/15/25(2)	450,000	459,000
Cenovus Energy, Inc., 6.75%, 11/15/39	1,300,000	1,371,085
Chesapeake Energy Corp., 6.625%, 8/15/20	750,000	755,625
Chesapeake Energy Corp., 6.875%, 11/15/20	75,000	75,375
Chesapeake Energy Corp., 8.00%, 12/15/22(1)	1,216,000	1,290,480
Chesapeake Energy Corp., 8.00%, 1/15/25(1)	1,225,000	1,217,344
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 12.00%, 11/1/21	1,625,000	1,681,875
Comstock Resources, Inc., PIK, 10.00%, 3/15/20	1,260,000	1,263,150
Concho Resources, Inc., 5.50%, 4/1/23	1,075,000	1,109,937
CONSOL Energy, Inc., 5.875%, 4/15/22	2,265,000	2,236,687
Continental Resources, Inc., 5.00%, 9/15/22	1,330,000	1,310,050
Continental Resources, Inc., 3.80%, 6/1/24	1,705,000	1,569,657
Continental Resources, Inc., 4.90%, 6/1/44	630,000	529,200
Denbury Resources, Inc., 9.00%, 5/15/21(1)	670,000	641,525
Denbury Resources, Inc., 6.375%, 8/15/21	425,000	257,125
Denbury Resources, Inc., 4.625%, 7/15/23	565,000	302,275
Diamondback Energy, Inc., 4.75%, 11/1/24(1)	1,515,000	1,515,000
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	5,725,000	4,544,219
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 11/29/24(1)	605,000	606,513
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 2/15/25(1)	305,000	228,750
Ferrellgas LP / Ferrellgas Finance Corp., 6.50%, 5/1/21	720,000	684,000
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	745,000	705,887
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23	480,000	448,800
Gulfport Energy Corp., 6.00%, 10/15/24(1)	795,000	777,112
Gulfport Energy Corp., 6.375%, 5/15/25(1)	1,220,000	1,206,275
Halcon Resources Corp., 12.00%, 2/15/22(1)	280,000	317,800
Halcon Resources Corp., 6.75%, 2/15/25(1)	2,145,000	1,941,225
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(1)	620,000	587,450
Laredo Petroleum, Inc., 7.375%, 5/1/22	725,000	734,969
Laredo Petroleum, Inc., 6.25%, 3/15/23	740,000	738,150
MEG Energy Corp., 6.375%, 1/30/23(1)	100,000	77,813
MEG Energy Corp., 7.00%, 3/31/24(1)	865,000	676,863

MEG Energy Corp., 6.50%, 1/15/25(1)	1,445,000	1,320,369
Murphy Oil Corp., 4.70%, 12/1/22	1,190,000	1,151,920
Murphy Oil Corp., 6.875%, 8/15/24	525,000	549,938
Murray Energy Corp., 11.25%, 4/15/21(1)	2,150,000	1,634,000
Newfield Exploration Co., 5.75%, 1/30/22	720,000	761,400
Newfield Exploration Co., 5.375%, 1/1/26	360,000	374,400
Oasis Petroleum, Inc., 6.875%, 3/15/22	2,220,000	2,164,500
Peabody Energy Corp., 6.00%, 3/31/22(1)	875,000	871,719
Petrobras Global Finance BV, 4.875%, 3/17/20	1,085,000	1,109,521
Petrobras Global Finance BV, 8.375%, 5/23/21	720,000	807,754
QEP Resources, Inc., 5.375%, 10/1/22	2,245,000	2,172,037
Range Resources Corp., 5.75%, 6/1/21(1)	720,000	738,000
Range Resources Corp., 5.00%, 8/15/22(1)	1,085,000	1,071,437
RSP Permian, Inc., 6.625%, 10/1/22	200,000	208,500
Sanchez Energy Corp., 7.75%, 6/15/21	1,480,000	1,346,800
Sanchez Energy Corp., 6.125%, 1/15/23	375,000	301,875
SM Energy Co., 6.50%, 11/15/21	475,000	464,313
SM Energy Co., 6.50%, 1/1/23	735,000	703,763
SM Energy Co., 5.00%, 1/15/24	1,120,000	996,800
Southwestern Energy Co., 5.80%, 1/23/20	625,000	641,875
Southwestern Energy Co., 6.70%, 1/23/25	1,445,000	1,419,712
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	1,005,000	1,005,000
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	1,425,000	1,417,875
Sunoco LP / Sunoco Finance Corp., 5.50%, 8/1/20	1,365,000	1,400,831
Sunoco LP / Sunoco Finance Corp., 6.375%, 4/1/23	1,215,000	1,289,844
Whiting Petroleum Corp., 5.00%, 3/15/19	675,000	674,156
Whiting Petroleum Corp., 5.75%, 3/15/21	1,245,000	1,176,525
WPX Energy, Inc., 7.50%, 8/1/20	150,000	158,250
WPX Energy, Inc., 6.00%, 1/15/22	1,360,000	1,353,200
WPX Energy, Inc., 8.25%, 8/1/23	610,000	664,900
		75,065,700
Personal Products†
First Quality Finance Co., Inc., 5.00%, 7/1/25(1)	225,000	230,063
Pharmaceuticals — 2.6%
Endo DAC / Endo Finance LLC / Endo Finco, Inc., 6.00%, 7/15/23(1)	1,400,000	1,183,700
Endo DAC / Endo Finance LLC / Endo Finco, Inc., 6.00%, 2/1/25(1)	990,000	811,800
Endo Finance LLC, 5.75%, 1/15/22(1)	700,000	633,360
Endo Finance LLC / Endo Finco, Inc., 7.25%, 1/15/22(1)	850,000	818,125
Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23(1)	895,000	751,800
Valeant Pharmaceuticals International, Inc., 7.00%, 10/1/20(1)	575,000	568,531
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	6,200,000	6,037,250
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	875,000	850,938
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/21(1)	815,000	778,325
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22(1)	1,265,000	1,195,425
Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24(1)	835,000	879,881
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(1)	4,410,000	3,748,500
		18,257,635
Professional Services — 0.1%
Team Health Holdings, Inc., 6.375%, 2/1/25(1)	595,000	578,638
Real Estate Management and Development — 0.3%
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19(1)	1,030,000	1,067,338
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23(1)	1,325,000	1,341,562
		2,408,900

Semiconductors and Semiconductor Equipment — 1.5%
Advanced Micro Devices, Inc., 7.50%, 8/15/22	840,000	936,600
Advanced Micro Devices, Inc., 7.00%, 7/1/24	1,245,000	1,324,369
Amkor Technology, Inc., 6.375%, 10/1/22	720,000	752,400
Micron Technology, Inc., 5.25%, 8/1/23(1)	4,495,000	4,690,532
Micron Technology, Inc., 5.50%, 2/1/25	375,000	397,500
NXP BV / NXP Funding LLC, 4.125%, 6/1/21(1)	800,000	844,400
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	1,445,000	1,508,219
Sensata Technologies BV, 5.00%, 10/1/25(1)	355,000	373,034
		10,827,054
Software — 1.2%
BMC Software Finance, Inc., 8.125%, 7/15/21(1)	180,000	187,258
Infor US, Inc., 6.50%, 5/15/22	3,545,000	3,686,800
Quintiles IMS, Inc., 5.00%, 10/15/26(1)	1,250,000	1,292,187
Rackspace Hosting, Inc., 8.625%, 11/15/24(1)	1,610,000	1,718,675
Veritas US, Inc. / Veritas Bermuda Ltd., 10.50%, 2/1/24(1)	1,200,000	1,317,000
		8,201,920
Specialty Retail — 1.8%
Ahern Rentals, Inc., 7.375%, 5/15/23(1)	1,025,000	845,625
Asbury Automotive Group, Inc., 6.00%, 12/15/24	2,275,000	2,326,187
Ashtead Capital, Inc., 5.625%, 10/1/24(1)	1,795,000	1,938,600
Carlson Travel, Inc., 9.50%, 12/15/24(1)	800,000	821,000
Herc Rentals, Inc., 7.50%, 6/1/22(1)	910,000	964,600
Party City Holdings, Inc., 6.125%, 8/15/23(1)	735,000	764,400
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	720,000	736,200
Sonic Automotive, Inc., 5.00%, 5/15/23	615,000	588,094
United Rentals North America, Inc., 6.125%, 6/15/23	595,000	621,031
United Rentals North America, Inc., 5.50%, 7/15/25	1,480,000	1,555,850
United Rentals North America, Inc., 5.50%, 5/15/27	1,445,000	1,491,963
		12,653,550
Technology Hardware, Storage and Peripherals — 2.1%
CommScope Technologies LLC, 6.00%, 6/15/25(1)	2,250,000	2,413,125
Dell International LLC / EMC Corp., 5.875%, 6/15/21(1)	3,685,000	3,869,250
Dell International LLC / EMC Corp., 7.125%, 6/15/24(1)	1,332,000	1,464,910
Dell, Inc., 5.875%, 6/15/19	900,000	953,154
EMC Corp., 2.65%, 6/1/20	720,000	706,921
Everi Payments, Inc., 10.00%, 1/15/22	800,000	880,000
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(1)	1,075,000	1,112,625
NCR Corp., 5.00%, 7/15/22	1,245,000	1,276,125
Western Digital Corp., 7.375%, 4/1/23(1)	720,000	792,900
Western Digital Corp., 10.50%, 4/1/24	1,220,000	1,442,259
		14,911,269
Textiles, Apparel and Luxury Goods — 0.2%
L Brands, Inc., 5.625%, 2/15/22	1,625,000	1,746,875
Thrifts and Mortgage Finance†
Provident Funding Associates LP / PFG Finance Corp., 6.375%, 6/15/25(1)	275,000	282,563
Transportation and Logistics — 0.2%
Aeropuertos Argentina 2000 SA, 6.875%, 2/1/27(1)	1,120,000	1,162,448
Wireless Telecommunication Services — 2.4%
Digicel Group Ltd., 8.25%, 9/30/20(1)	3,714,000	3,486,146
Sprint Communications, Inc., 9.00%, 11/15/18(1)	885,000	961,606
Sprint Communications, Inc., 7.00%, 3/1/20(1)	795,000	874,500
Sprint Communications, Inc., 6.00%, 11/15/22	1,265,000	1,344,062

Sprint Corp., 7.25%, 9/15/21	2,165,000	2,411,269
Sprint Corp., 7.875%, 9/15/23	985,000	1,135,212
Sprint Corp., 7.125%, 6/15/24	875,000	975,625
Sprint Corp., 7.625%, 2/15/25	730,000	842,238
T-Mobile USA, Inc., 6.125%, 1/15/22	795,000	837,483
T-Mobile USA, Inc., 6.625%, 4/1/23	2,325,000	2,466,127
T-Mobile USA, Inc., 6.375%, 3/1/25	1,445,000	1,566,019
		16,900,287
TOTAL CORPORATE BONDS (Cost $681,868,568)		679,044,938
BANK LOAN OBLIGATIONS(4) — 0.7%
Chemicals†
Venator Materials Corporation, Term Loan B, 6/20/24(5)	300,000	301,500
Commercial Services and Supplies — 0.1%
Seminole Tribe of Florida, 2017 Term Loan B, 6/21/24(5)	700,000	702,275
Consumer Discretionary — 0.1%
VFH Parent LLC, 12/30/21(5)	300,000	302,625
Diversified Financial Services†
Werner Co., 2017 Term Loan, 6/23/24(5)	225,000	224,437
Health Care Providers and Services — 0.1%
Surgery Center Holdings, Inc., 2017 Term Loan B, 6/6/24(5)	350,000	351,752
Hotels, Restaurants and Leisure — 0.4%
LTF Merger Sub, Inc., 2017 Term Loan B, 6/10/22(5)	3,025,000	3,032,880
TOTAL BANK LOAN OBLIGATIONS (Cost $4,907,688)		4,915,469
ASSET-BACKED SECURITIES(6) — 0.2%
American Airlines Pass Through Trust, 7.00%, 7/31/19(1)	404,763	418,222
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	679,521	738,130
TOTAL ASSET-BACKED SECURITIES (Cost $1,151,358)		1,156,352
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.1%
Argentina — 0.1%
Argentine Republic Government International Bond, 6.875%, 4/22/21 (Cost $783,123)	720,000	773,280
COMMON STOCKS†
Energy Equipment and Services†
Basic Energy Services, Inc.(7)	5,568	138,643
Oil, Gas and Consumable Fuels†
Comstock Resources, Inc.(7)	1,677	11,857
TOTAL COMMON STOCKS (Cost $175,123)		150,500
TEMPORARY CASH INVESTMENTS — 3.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $21,540,467)	21,540,467	21,540,467
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $710,426,327)		707,581,006
OTHER ASSETS AND LIABILITIES — 0.1%		449,400
TOTAL NET ASSETS — 100.0%		$708,030,406

NOTES TO SCHEDULE OF INVESTMENTS
MTN	-	Medium Term Note
PIK	-	Payment in Kind
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $314,358,799, which represented 44.4% of total net assets.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)	Security is in default.

(4)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty. Final maturity date is indicated.

(5)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

(6)	Final maturity date indicated, unless otherwise noted.

(7)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, bank loan obligations, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	679,044,938	—
Bank Loan Obligations	—	4,915,469	—
Asset-Backed Securities	—	1,156,352	—
Sovereign Governments and Agencies	—	773,280	—
Common Stocks	150,500	—	—
Temporary Cash Investments	21,540,467	—	—
	21,690,967	685,890,039	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$710,577,560
Gross tax appreciation of investments	$3,778,085
Gross tax depreciation of investments	(6,774,639)
Net tax appreciation (depreciation) of investments	$(2,996,554)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Prime Money Market Fund
June 30, 2017

Prime Money Market - Schedule of Investments
JUNE 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMERCIAL PAPER(1) — 55.7%
American Honda Finance Corp., 0.97%, 7/25/17	24,000,000	23,984,800
Apple, Inc., 0.91%, 7/25/17(2)	10,000,000	9,994,000
Apple, Inc., 0.97%, 7/27/17(2)	10,000,000	9,993,139
Apple, Inc., 0.94%, 7/31/17(2)	15,000,000	14,988,500
Apple, Inc., 1.25%, 11/15/17(2)	5,691,000	5,664,361
Automatic Data Processing, Inc., 1.19%, 7/5/17(2)	25,000,000	24,998,375
Bank of Montreal, 1.19%, 9/7/17	25,000,000	25,000,000
Bank of Montreal, MTN, 1.30%, 7/14/17	5,900,000	5,900,179
Bennington Stark Capital Co. LLC, 1.22%, 7/5/17 (LOC: Societe Generale SA)(2)	30,000,000	29,996,000
Board of Governors, 1.02%, 7/26/17	5,000,000	5,000,000
Canadian Imperial Bank of Commerce, 1.52%, 12/1/17	9,550,000	9,563,220
Canadian Imperial Bank of Commerce, 1.45%, 4/25/18	25,000,000	25,000,000
Carnegie Mellon University, 1.18%, 7/19/17	10,000,000	9,994,200
Chariot Funding LLC, 1.17%, 7/10/17 (LOC: JPMorgan Chase Bank N.A.)(2)	25,000,000	24,992,813
Chariot Funding LLC, 1.14%, 8/29/17 (LOC: JPMorgan Chase Bank N.A.)(2)	35,000,000	34,935,756
Chesham Finance Ltd / Chesham Finance LLC, 1.20%, 7/3/17 (LOC: HSBC Bank plc)(2)	60,000,000	59,996,067
City of Philadelphia, PA, 1.15%, 8/8/17 (LOC: Wells Fargo Bank N.A.)	15,000,000	15,000,000
Coca-Cola Co., 0.97%, 7/25/17(2)	12,000,000	11,992,400
CRC Funding LLC, 1.15%, 8/11/17 (LOC: Citibank N.A.)(2)	10,000,000	9,987,131
CRC Funding LLC, 1.30%, 9/28/17 (LOC: Citibank N.A.)(2)	40,000,000	39,873,422
Crown Point Capital Co. LLC, 1.29%, 2/8/18 (LOC: Credit Suisse AG)(2)	35,000,000	35,000,000
Liberty Street Funding LLC, 1.25%, 7/5/17 (LOC: Bank of Nova Scotia)(2)	20,500,000	20,497,198
Liberty Street Funding LLC, 1.16%, 8/9/17 (LOC: Bank of Nova Scotia)(2)	15,000,000	14,981,475
Liberty Street Funding LLC, 1.17%, 8/22/17 (LOC: Bank of Nova Scotia)(2)	25,000,000	24,958,472
Old Line Funding LLC, 1.18%, 8/10/17 (LOC: Royal Bank of Canada)	30,000,000	29,961,333
Old Line Funding LLC, 1.34%, 10/16/17 (LOC: Royal Bank of Canada)	25,000,000	24,901,917
Ridgefield Funding Co. LLC, 1.25%, 7/25/17 (LOC: BNP Paribas)(2)	25,000,000	24,979,500
Ridgefield Funding Co. LLC, 1.44%, 11/27/17 (LOC: BNP Paribas)(2)	25,000,000	25,000,000
Thunder Bay Funding LLC, 1.13%, 9/20/17 (LOC: Royal Bank of Canada)	30,000,000	30,000,000
Toyota Credit Canada, Inc., 1.37%, 10/31/17 (LOC: Toyota Motor Credit Corp.)	35,000,000	34,841,061
Wells Fargo Bank N.A., 1.12%, 8/7/17	50,000,000	50,000,000
TOTAL COMMERCIAL PAPER		711,975,319
MUNICIPAL SECURITIES — 14.2%
ABAG Finance Authority for Nonprofit Corps. Rev., (Public Policy Institute of California), VRDN, 1.25%, 7/6/17 (LOC: Wells Fargo Bank N.A.)	2,435,000	2,435,000
Alameda Public Financing Authority Rev., Rev., Series 2003-B, (Alameda Point Improvement Project), VRDN,, 1.14%, 7/5/17 (LOC: Union Bank N.A and California State Teacher's Retirement System)	3,150,000	3,150,000
California Health Facilities Financing Authority Rev., (Social Model Recovery Systems, Inc.), VRDN, 1.27%, 7/6/17 (LOC: Preferred Bank and FHLB)	4,550,000	4,550,000
California Infrastructure & Economic Development Bank Rev., VRDN, 1.47%, 7/6/17 (LOC: Bank of the West)	6,115,000	6,115,000
Colorado Housing & Finance Authority Rev., (Organizers Unlimited/M&P Enterprises Obligated Group), VRDN, 1.47%, 7/6/17 (LOC: Colorado Business Bank and FHLB)	25,000	25,000
Hesperia Public Financing Authority Rev., VRDN, 1.25%, 7/5/17 (LOC: Bank of the West)	4,030,000	4,030,000
Idaho Housing & Finance Association Rev., (Traditions at Boise LLC), VRDN, 1.40%, 7/5/17 (LOC: FHLMC)	520,000	520,000
Illinois Housing Development Authority Rev., VRDN, 1.30%, 7/6/17 (LIQ FAC: FHLB)	5,000,000	5,000,000

Jasper Morgan Newton & Walton Counties Joint Development Authority Rev., VRDN, 1.20%, 7/5/17 (LOC: JPMorgan Chase Bank N.A.)	2,600,000	2,600,000
Johnson City Health & Educational Facilities Board Rev., (Mountain States Health Alliance Obligated Group), VRDN, 1.20%, 7/5/17 (LOC: U.S. Bank N.A.)	44,600,000	44,600,000
Lee County Housing Finance Authority Rev., (University Club Partners Ltd.), VRDN, 1.20%, 7/6/17 (LOC: FNMA)	70,000	70,000
Macon-Bibb County Industrial Authority Rev., (Bass Pro Outdoor World LLC), VRDN, 1.20%, 7/6/17 (LOC: Bank of America N.A.)(2)	15,390,000	15,390,000
Missouri Development Finance Board Rev., Series 2000 B, (St. Louis Center), VRDN,, 1.30%, 7/6/17 (LOC: U.S. Bank N.A.)	3,910,000	3,910,000
Nassau Health Care Corp. Rev., VRDN, 1.20%, 7/5/17 (LOC: JPMorgan Chase Bank N.A.)	3,515,000	3,515,000
Nevada Housing Division Rev., (Oakmont at Fort Apache Road LLC), VRDN, 1.05%, 7/5/17 (LOC: Exchange Bank and FHLB)	6,400,000	6,400,000
Osceola County Housing Finance Authority Rev., VRDN, 1.20%, 7/5/17 (LOC: FNMA)	395,000	395,000
Pasadena Public Financing Authority Rev., VRDN, 1.15%, 7/6/17 (SBBPA: Bank of the West)	7,960,000	7,960,000
South Dakota Housing Development Authority Rev., VRDN, 1.20%, 7/6/17 (SBBPA: South Dakota Housing Development Authority)	30,000,000	30,000,000
Town of Dover-Foxcroft Rev., (Pleasant River Lumber Co.), VRDN, 1.01%, 7/5/17 (LOC: Wells Fargo Bank N.A. and CoBANK ACB)	290,000	290,000
Traer Creek Metropolitan District Rev., VRDN, 1.20%, 7/5/17 (LOC: BNP Paribas)	8,807,000	8,807,000
Valdosta-Lowndes County Industrial Development Authority Rev., (Martin's Famous Pastry Shoppe, Inc.), VRDN, 1.18%, 7/6/17 (LOC: Wells Fargo Bank N.A.)	9,840,000	9,840,000
Washington State Housing Finance Commission Rev., (Traditions at South Hill LLC), VRDN, 1.40%, 7/5/17 (LIQ FAC: FHLMC)	450,000	450,000
West Memphis Rev., (S-B West Memphis LLC), VRDN, 1.14%, 7/6/17 (LOC: JPMorgan Chase Bank N.A.)	6,200,000	6,200,000
Wisconsin Housing & Economic Development Authority Rev., Series 2007 D, (Taxable), VRDN,, 1.10%, 7/5/17 (SBBPA: Wells Fargo Bank N.A.)	15,775,000	15,775,000
TOTAL MUNICIPAL SECURITIES		182,027,000
CORPORATE BONDS — 13.9%
2880 Stevens Creek LLC, VRDN, 1.25%, 7/5/17 (LOC: Bank of the West)	9,900,000	9,900,000
CHS Properties, Inc., VRDN, 1.20%, 7/6/17 (LOC: Wells Fargo Bank N.A.)	1,301,000	1,301,000
Cypress Bend Real Estate Development Co. LLC, VRDN, 1.24%, 7/6/17 (LOC: FHLB)	23,085,000	23,085,000
D&I Properties LLC, VRDN, 1.25%, 7/5/17 (LOC: Wells Fargo Bank N.A.)	3,450,000	3,450,000
East Grand Office Park LP, VRDN, 1.24%, 7/6/17 (LOC: FHLB)	4,200,000	4,200,000
Esplanade Theatres LLC, VRDN, 1.27%, 7/6/17 (LOC: FHLB)	2,475,000	2,475,000
Fiore Capital LLC, VRDN, 1.20%, 7/6/17 (LOC: Wells Fargo Bank N.A.)	13,530,000	13,530,000
First Baptist Church of Opelika AL, VRDN, 1.20%, 7/6/17 (LOC: FHLB)	3,850,000	3,850,000
HHH Investment Co. LLC, VRDN, 1.20%, 7/5/17 (LOC: Bank of the West)	14,100,000	14,100,000
Labcon North America, VRDN, 1.21%, 7/5/17 (LOC: Bank of the West)	2,490,000	2,490,000
Lakeport Group LLC, VRDN, 1.21%, 7/5/17 (LOC: MUFG Union Bank NA)	3,335,000	3,335,000
Manse on Marsh LP, VRDN, 1.24%, 7/6/17 (LOC: FHLB)	9,705,000	9,705,000
Ness Family Partners LP, VRDN, 1.21%, 7/5/17 (LOC: Bank of the West)	6,210,000	6,210,000
Northcreek Church, VRDN, 1.35%, 7/6/17 (LOC: FHLB)	6,730,000	6,730,000
Partisan Property, Inc., Series 2014, VRDN, 1.21%, 7/5/17 (LOC: Wells Fargo Bank N.A.)	6,955,000	6,955,000
PepsiCo, Inc., VRN, 1.51%, 7/13/17	5,000,000	5,005,977
Providence Health & Services Obligated Group, VRDN, 1.20%, 7/6/17 (LOC: U.S. Bank N.A.)	20,780,000	20,780,000
Relay Relay LLC, VRDN, 1.24%, 7/6/17 (LOC: FHLB)	7,790,000	7,790,000
Sidal Realty Co. LP, VRDN, 1.25%, 7/6/17 (LOC: Wells Fargo Bank N.A.)	6,615,000	6,615,000
World Wildlife Fund, Inc., VRDN, 1.20%, 7/6/17 (LOC: JPMorgan Chase Bank N.A.)	26,490,000	26,490,000
TOTAL CORPORATE BONDS		177,996,977
U.S. TREASURY SECURITIES (1) — 6.7%
U.S. Treasury Bills, 0.72%, 7/6/17	50,000,000	49,995,069
U.S. Treasury Bills, 1.05%, 11/9/17	20,000,000	19,949,419
U.S. Treasury Notes, VRN, 1.18%, 7/31/18	10,000,000	10,001,801

U.S. Treasury Notes, VRN, 1.07%, 4/30/19	5,000,000	5,000,459
TOTAL U.S. TREASURY SECURITIES		84,946,748
CERTIFICATES OF DEPOSIT — 5.9%
Bank of Montreal, 1.54%, 3/27/18	20,000,000	20,000,000
Canadian Imperial Bank of Commerce, 1.38%, 2/27/18	25,000,000	25,000,000
Toronto-Dominion Bank (The), 1.20%, 7/19/17	30,000,000	30,000,000
TOTAL CERTIFICATES OF DEPOSIT		75,000,000
U.S. GOVERNMENT AGENCY SECURITIES — 0.5%
FHLMC, 0.75%, 1/12/18	6,449,000	6,443,824
TEMPORARY CASH INVESTMENTS(1) — 4.5%
Credit Agricole Corporate and Investment Bank, 1.08%, 7/3/17	47,000,000	46,997,232
FHLB Discount Notes, 0.96%, 7/26/17	10,000,000	9,993,417
TOTAL TEMPORARY CASH INVESTMENTS		56,990,649
TOTAL INVESTMENT SECURITIES — 101.4%		1,295,380,517
OTHER ASSETS AND LIABILITIES — (1.4)%		(17,705,953)
TOTAL NET ASSETS — 100.0%		$1,277,674,564

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(2)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $438,218,609, which represented 34.3% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. Open-end management investment companies are valued at the reported NAV per share. If the fund determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Commercial Paper	—	711,975,319	—
Municipal Securities	—	182,027,000	—
Corporate Bonds	—	177,996,977	—
U.S. Treasury Securities	—	84,946,748	—
Certificates of Deposit	—	75,000,000	—
U.S. Government Agency Securities	—	6,443,824	—
Temporary Cash Investments	—	56,990,649	—
	—	1,295,380,517	—

3. Federal Tax Information

As of June 30, 2017, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$1,295,380,517

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Short Duration Fund
June 30, 2017

Short Duration - Schedule of Investments
JUNE 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 49.1%
Aerospace and Defense — 0.5%
United Technologies Corp., 1.50%, 11/1/19	2,000,000	1,991,038
Auto Components — 0.4%
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	740,000	777,000
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	850,000	882,938
		1,659,938
Automobiles — 2.1%
Daimler Finance North America LLC, 2.00%, 8/3/18(1)	1,000,000	1,002,730
Daimler Finance North America LLC, 2.30%, 1/6/20(1)	1,000,000	1,003,496
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20	500,000	514,375
Ford Motor Credit Co. LLC, 2.375%, 3/12/19	1,196,000	1,201,953
Ford Motor Credit Co. LLC, MTN, 2.94%, 1/8/19	800,000	810,604
General Motors Co., 3.50%, 10/2/18	990,000	1,007,713
General Motors Financial Co., Inc., 3.25%, 5/15/18	1,080,000	1,092,906
General Motors Financial Co., Inc., 3.10%, 1/15/19	1,000,000	1,014,073
		7,647,850
Banks — 8.7%
Akbank TAS, 3.875%, 10/24/17	1,000,000	1,003,819
Banco de Credito del Peru, 2.25%, 10/25/19(1)	400,000	401,580
Bank of America Corp., MTN, 5.625%, 7/1/20	2,500,000	2,738,697
Banque Federative du Credit Mutuel SA, 2.00%, 4/12/19(1)	1,000,000	1,000,185
Barclays Bank plc, 6.05%, 12/4/17(1)	1,000,000	1,017,382
BBVA Banco Continental SA, 3.25%, 4/8/18(1)	2,000,000	2,028,000
Capital One N.A., 2.35%, 8/17/18	1,000,000	1,004,299
Capital One N.A./Mclean VA, 1.65%, 2/5/18	2,500,000	2,499,362
CIT Group, Inc., 5.375%, 5/15/20	740,000	798,275
Credit Suisse AG, 1.75%, 1/29/18	1,000,000	1,000,636
Fifth Third Bank, 2.30%, 3/15/19	1,000,000	1,006,549
Finansbank AS, MTN, 6.25%, 4/30/19	650,000	678,124
GLP Capital LP / GLP Financing II, Inc., 4.375%, 11/1/18	1,235,000	1,268,962
HBOS plc, MTN, 6.75%, 5/21/18(1)	1,300,000	1,352,471
HSBC Bank plc, 4.125%, 8/12/20(1)	2,015,000	2,128,499
Huntington National Bank (The), 2.20%, 4/1/19	1,000,000	1,001,592
ICICI Bank Ltd. (Dubai), MTN, 4.70%, 2/21/18	1,000,000	1,016,848
Itau CorpBanca, 3.125%, 1/15/18	1,000,000	1,005,781
JPMorgan Chase & Co., 6.00%, 1/15/18	1,500,000	1,533,846
JPMorgan Chase & Co., 2.25%, 1/23/20	2,000,000	2,006,790
Turkiye Garanti Bankasi AS, 4.00%, 9/13/17	1,200,000	1,203,406
Wells Fargo & Co., 2.15%, 1/15/19	2,400,000	2,412,634
Wells Fargo Bank N.A., MTN, 1.80%, 11/28/18	2,000,000	2,004,522
		32,112,259
Beverages — 1.5%
Anheuser-Busch InBev Finance, Inc., 2.15%, 2/1/19	2,000,000	2,013,488

Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	500,000	544,193
Constellation Brands, Inc., 3.875%, 11/15/19	830,000	862,709
Molson Coors Brewing Co., 1.90%, 3/15/19(1)	2,000,000	1,998,150
		5,418,540
Biotechnology — 1.9%
AbbVie, Inc., 1.80%, 5/14/18	1,000,000	1,001,483
AbbVie, Inc., 2.50%, 5/14/20	1,000,000	1,012,194
Amgen, Inc., 1.90%, 5/10/19	2,000,000	2,002,852
Celgene Corp., 2.125%, 8/15/18	2,000,000	2,008,318
Celgene Corp., 2.25%, 5/15/19	1,000,000	1,007,448
		7,032,295
Capital Markets — 0.3%
DBS Bank Ltd., VRN, MTN, 3.625%, 9/21/17	1,000,000	1,003,316
Chemicals — 0.8%
Ecolab, Inc., 2.00%, 1/14/19	1,000,000	1,004,763
Sherwin-Williams Co. (The), 2.25%, 5/15/20	2,000,000	2,005,704
		3,010,467
Commercial Services and Supplies — 0.3%
Republic Services, Inc., 3.80%, 5/15/18	1,000,000	1,017,896
Communications Equipment — 0.3%
Cisco Systems, Inc., 1.60%, 2/28/19	1,000,000	1,000,123
Consumer Finance — 1.2%
Discover Bank, 2.60%, 11/13/18	1,000,000	1,008,867
PNC Bank N.A., 1.80%, 11/5/18	1,000,000	1,001,622
PNC Bank N.A., 1.95%, 3/4/19	1,000,000	1,002,080
Synchrony Financial, 2.60%, 1/15/19	1,525,000	1,533,728
		4,546,297
Containers and Packaging — 0.5%
Ball Corp., 4.375%, 12/15/20	1,000,000	1,053,750
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	900,000	922,131
		1,975,881
Diversified Financial Services — 3.4%
Ally Financial, Inc., 3.50%, 1/27/19	1,050,000	1,067,062
BNP Paribas SA, MTN, 2.70%, 8/20/18	1,000,000	1,011,538
Citigroup, Inc., 2.05%, 6/7/19	3,000,000	3,003,462
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	3,000,000	3,009,534
Morgan Stanley, 2.125%, 4/25/18	1,000,000	1,003,505
Morgan Stanley, MTN, 5.95%, 12/28/17	2,000,000	2,041,082
Morgan Stanley, MTN, 5.625%, 9/23/19	500,000	537,463
UBS Group Funding Switzerland AG, 2.95%, 9/24/20(1)	1,000,000	1,022,264
		12,695,910
Diversified Telecommunication Services — 2.0%
AT&T, Inc., 2.30%, 3/11/19	500,000	503,189
AT&T, Inc., 2.45%, 6/30/20	1,750,000	1,759,842
Deutsche Telekom International Finance BV, 6.00%, 7/8/19	1,000,000	1,078,275
Frontier Communications Corp., 8.50%, 4/15/20	197,000	207,589
Orange SA, 2.75%, 2/6/19	1,000,000	1,013,108
Verizon Communications, Inc., 3.65%, 9/14/18	500,000	511,242

Verizon Communications, Inc., 4.50%, 9/15/20	2,000,000	2,137,904
		7,211,149
Energy Equipment and Services — 0.2%
Pride International LLC, 6.875%, 8/15/20	650,000	669,500
Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp., 3.40%, 2/15/19	2,000,000	2,042,652
Equinix, Inc., 5.375%, 4/1/23	950,000	991,562
VEREIT Operating Partnership LP, 3.00%, 2/6/19	500,000	505,220
VEREIT Operating Partnership LP, 4.125%, 6/1/21	500,000	524,030
		4,063,464
Food and Staples Retailing — 2.0%
CVS Health Corp., 1.90%, 7/20/18	2,000,000	2,005,730
Dollar Tree, Inc., 5.75%, 3/1/23	1,060,000	1,122,275
Kroger Co. (The), 2.00%, 1/15/19	1,000,000	999,488
Mondelez International Holdings Netherlands BV, 1.625%, 10/28/19(1)	1,370,000	1,357,958
Sysco Corp., 1.90%, 4/1/19	2,000,000	2,000,606
		7,486,057
Food Products — 0.8%
Kraft Heinz Foods Co., 2.00%, 7/2/18	2,000,000	2,005,572
Tyson Foods, Inc., 2.65%, 8/15/19	1,000,000	1,013,149
		3,018,721
Gas Utilities — 2.3%
Energy Transfer Equity LP, 7.50%, 10/15/20	900,000	1,010,250
Energy Transfer LP, 4.15%, 10/1/20	800,000	831,418
Enterprise Products Operating LLC, 1.65%, 5/7/18	1,000,000	999,377
Kinder Morgan Energy Partners LP, 2.65%, 2/1/19	1,000,000	1,007,215
Magellan Midstream Partners LP, 6.55%, 7/15/19	800,000	868,045
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	1,000,000	1,089,418
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.125%, 11/15/19	750,000	762,187
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	750,000	795,000
Williams Partners LP, 4.125%, 11/15/20	1,000,000	1,045,973
		8,408,883
Health Care Equipment and Supplies — 2.8%
Abbott Laboratories, 2.00%, 9/15/18	1,250,000	1,252,844
Abbott Laboratories, 2.00%, 3/15/20	1,000,000	998,213
Becton Dickinson and Co., 2.13%, 6/6/19	2,000,000	2,004,052
Becton Dickinson and Co., 2.68%, 12/15/19	1,000,000	1,012,890
Mallinckrodt International Finance SA, 3.50%, 4/15/18	840,000	843,150
Stryker Corp., 2.00%, 3/8/19	2,000,000	2,006,410
Thermo Fisher Scientific, Inc., 2.40%, 2/1/19	2,000,000	2,015,666
		10,133,225
Health Care Providers and Services — 2.2%
Cardinal Health, Inc., 1.95%, 6/14/19	1,130,000	1,131,702
DaVita, Inc., 5.75%, 8/15/22	855,000	879,581
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20(1)	850,000	886,125
HCA, Inc., 3.75%, 3/15/19	1,500,000	1,533,750
HCA, Inc., 4.25%, 10/15/19	500,000	520,000
Tenet Healthcare Corp., 6.25%, 11/1/18	620,000	654,255
Tenet Healthcare Corp., 4.75%, 6/1/20	1,000,000	1,040,000

UnitedHealth Group, Inc., 1.45%, 7/17/17	1,000,000	1,000,035
Universal Health Services, Inc., 3.75%, 8/1/19(1)	500,000	511,875
		8,157,323
Hotels, Restaurants and Leisure — 0.4%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)	900,000	924,750
McDonald's Corp., MTN, 2.10%, 12/7/18	500,000	503,196
		1,427,946
Household Durables — 1.1%
D.R. Horton, Inc., 3.625%, 2/15/18	1,250,000	1,257,890
Lennar Corp., 4.75%, 12/15/17	1,000,000	1,010,000
Newell Brands, Inc., 2.60%, 3/29/19	188,000	189,920
Toll Brothers Finance Corp., 4.00%, 12/31/18	680,000	698,700
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	990,000	1,018,908
		4,175,418
Household Products — 0.3%
Spectrum Brands, Inc., 6.625%, 11/15/22	1,008,000	1,060,920
Insurance — 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.75%, 5/15/19	500,000	513,815
International Lease Finance Corp., 3.875%, 4/15/18	1,000,000	1,015,421
MetLife, Inc., 1.90%, 12/15/17	1,000,000	1,001,756
Travelers Cos., Inc. (The), 5.80%, 5/15/18	1,000,000	1,036,219
		3,567,211
Internet and Direct Marketing Retail — 0.1%
eBay, Inc., 2.15%, 6/5/20	400,000	400,261
Internet Software and Services — 0.2%
Symantec Corp., 4.20%, 9/15/20	800,000	844,000
IT Services — 1.0%
DXC Technology Co., 2.875%, 3/27/20(1)	2,000,000	2,026,324
Fidelity National Information Services, Inc., 2.85%, 10/15/18	1,000,000	1,012,140
Hewlett Packard Enterprise Co., 2.45%, 10/5/17	667,000	668,802
		3,707,266
Machinery — 0.5%
Fortive Corp., 1.80%, 6/15/19	2,000,000	1,986,684

Marine — 0.3%
DP World Sukuk Ltd., 6.25%, 7/2/17	1,080,000	1,080,000
Media — 1.4%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	1,000,000	1,031,900
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 2/15/23	1,000,000	1,034,375
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	930,000	990,450
TEGNA, Inc., 5.125%, 7/15/20	500,000	513,125
Time Warner Cable LLC, 6.75%, 7/1/18	500,000	523,240
Walt Disney Co. (The), 1.65%, 1/8/19	1,000,000	1,002,444
		5,095,534
Metals and Mining — 0.5%
Freeport-McMoRan, Inc., 6.125%, 6/15/19	650,000	661,375
Steel Dynamics, Inc., 6.375%, 8/15/22	340,000	352,750
Steel Dynamics, Inc., 5.25%, 4/15/23	750,000	782,813
		1,796,938

Multi-Utilities — 0.7%
Dominion Energy, Inc., 6.40%, 6/15/18	1,000,000	1,043,830
IPALCO Enterprises, Inc., 5.00%, 5/1/18	970,000	990,612
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	500,000	504,385
		2,538,827
Oil, Gas and Consumable Fuels — 1.4%
Antero Resources Corp., 5.375%, 11/1/21	930,000	942,787
Apache Corp., 6.90%, 9/15/18	500,000	528,524
BP Capital Markets plc, 2.24%, 9/26/18	1,000,000	1,005,899
Concho Resources, Inc., 5.50%, 10/1/22	1,500,000	1,545,000
Shell International Finance BV, 1.625%, 11/10/18	1,000,000	1,000,912
		5,023,122
Pharmaceuticals — 1.6%
Allergan Funding SCS, 2.35%, 3/12/18	2,200,000	2,209,590
Allergan Funding SCS, 3.00%, 3/12/20	1,000,000	1,022,429
Baxalta, Inc., 2.00%, 6/22/18	1,500,000	1,502,791
Mylan NV, 2.50%, 6/7/19	1,000,000	1,008,500
		5,743,310
Semiconductors and Semiconductor Equipment — 0.5%
NXP BV / NXP Funding LLC, 3.75%, 6/1/18(1)	1,000,000	1,017,500
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(1)	750,000	789,615
		1,807,115
Software — 0.8%
Microsoft Corp., 1.85%, 2/6/20	3,000,000	3,008,574
Technology Hardware, Storage and Peripherals — 1.5%
Apple, Inc., 1.30%, 2/23/18	2,000,000	1,999,486
Dell International LLC / EMC Corp., 5.875%, 6/15/21(1)	1,000,000	1,050,000
Dell International LLC / EMC Corp., 3.48%, 6/1/19(1)	200,000	204,777
EMC Corp., 2.65%, 6/1/20	1,000,000	981,835
Seagate HDD Cayman, 4.25%, 3/1/22(1)	500,000	508,728
Western Digital Corp., 7.375%, 4/1/23(1)	700,000	770,875
		5,515,701
Tobacco — 0.3%
Reynolds American, Inc., 2.30%, 6/12/18	1,000,000	1,004,596
Wireless Telecommunication Services — 0.2%
Sprint Communications, Inc., 9.00%, 11/15/18(1)	556,000	604,127
TOTAL CORPORATE BONDS (Cost $180,060,311)		180,647,682
U.S. TREASURY SECURITIES — 20.0%
U.S. Treasury Notes, 0.75%, 10/31/17(2)	600,000	599,334
U.S. Treasury Notes, 1.375%, 11/30/18	1,000,000	1,000,449
U.S. Treasury Notes, 1.125%, 1/31/19	15,000,000	14,948,145
U.S. Treasury Notes, 1.50%, 2/28/19	9,700,000	9,721,602
U.S. Treasury Notes, 1.625%, 7/31/19	35,200,000	35,367,763
U.S. Treasury Notes, 1.75%, 9/30/19	7,000,000	7,051,954
U.S. Treasury Notes, 1.375%, 1/15/20	5,000,000	4,987,890
TOTAL U.S. TREASURY SECURITIES (Cost $73,742,329)		73,677,137

COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 13.9%
Private Sponsor Collateralized Mortgage Obligations — 10.1%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.45%, 7/1/17	458,329	458,007
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.91%, 7/1/17	1,024,685	1,024,231
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	576,005	597,900
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 3.27%, 7/1/17	462,772	451,419
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.86%, 7/1/17	1,347,060	1,335,682
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.08%, 7/1/17	426,276	422,194
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 3.18%, 7/1/17	522,065	540,442
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	183,698	187,659
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	126,534	128,401
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	4,431	4,420
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 3.10%, 7/1/17	345,599	339,401
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.99%, 7/1/17	1,618,318	1,446,710
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.57%, 7/1/17	184,821	186,337
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.10%, 7/1/17	172,816	171,814
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.11%, 7/1/17	1,089,954	1,110,666
JP Morgan Mortgage Trust, Series 2014-5, Class A1, VRN, 3.00%, 7/1/17(1)	582,342	589,212
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.20%, 7/1/17	465,435	450,075
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.19%, 7/1/17	644,030	661,534
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.98%, 7/1/17	541,188	534,675
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, VRN, 2.75%, 7/1/17(1)	1,500,000	1,513,882
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 7/1/17(1)	707,008	740,608
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.26%, 7/1/17	206,182	206,865
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 2.99%, 7/25/17	958,313	936,740
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.03%, 7/1/17	461,462	453,612
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 2.93%, 7/1/17	757,414	760,809
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 3.15%, 7/1/17	408,539	419,454
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 3.11%, 7/1/17	876,233	888,227
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1, VRN, 3.35%, 7/1/17	461,669	469,669
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.00%, 7/1/17	463,028	470,841
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 2A1, 5.50%, 1/25/36	840,539	840,499
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	908,571	901,752
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR13, Class A1, VRN, 1.52%, 7/25/17	708,353	672,088
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A8, VRN, 3.23%, 7/1/17	1,260,000	1,269,894
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 6A3, VRN, 3.26%, 7/1/17	784,956	787,575
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 3.31%, 7/1/17	453,173	454,906
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	1,179,362	1,185,308
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-6, Class 1A16 SEQ, 5.75%, 5/25/36	773,573	777,258
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	334,463	337,628
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A9 SEQ, 6.00%, 7/25/36	312,165	315,119
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 1A1, VRN, 3.23%, 7/1/17	598,369	569,908
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 3.20%, 7/1/17	1,315,642	1,228,329
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 3.25%, 7/1/17	235,543	228,613
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 3.27%, 7/1/17	545,575	539,989
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 3.32%, 7/1/17	661,184	663,443
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 3.28%, 7/1/17	201,175	191,654
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 3.08%, 7/1/17	136,313	131,163
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 3.06%, 7/1/17	104,336	98,242

Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 3.27%, 7/1/17	756,056	737,479
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 3.03%, 7/1/17	1,092,388	1,016,161
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 3.11%, 7/1/17	417,521	419,604
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 3.33%, 7/1/17	877,128	834,083
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	248,716	250,619
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	1,031,668	1,039,562
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-12, Class A7, 5.50%, 9/25/37	163,433	164,692
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	184,175	183,440
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 1A5 SEQ, 6.00%, 7/25/37	916,259	923,824
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	415,419	415,847
Wells Fargo-Mortgage Backed Securities Trust, Series 2004-S, Class A1, VRN, 3.19%, 7/1/17	300,214	307,134
Wells Fargo-Mortgage Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.16%, 7/1/17	325,934	341,974
Wells Fargo-Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 3.15%, 7/1/17	467,792	479,124
Wells Fargo-Mortgage Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.21%, 7/1/17	455,302	459,514
Wells Fargo-Mortgage Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	133,902	133,990
Wells Fargo-Mortgage Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	461,161	465,548
Wells Fargo-Mortgage Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	51,977	53,379
Wells Fargo-Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	192,102	201,270
Wells Fargo-Mortgage Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	66,672	70,405
		37,192,503
U.S. Government Agency Collateralized Mortgage Obligations — 3.8%
FHLMC, Series 2015-HQ2, Class M3, VRN, 4.47%, 7/25/17	550,000	607,092
FHLMC, Series 2017-HQA2, Class M1, VRN, 1.96%, 7/25/17	1,500,000	1,505,740
FHLMC, Series 2706, Class BL SEQ, 3.50%, 11/15/18	74,849	76,252
FHLMC, Series 3831, Class CG, 3.00%, 10/15/18	81,266	81,666
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	45,092	45,595
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	270,983	273,448
FNMA, Series 2003-128, Class NG, 4.00%, 1/25/19	58,405	58,965
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	140,199	143,085
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	183,104	188,674
FNMA, Series 2006-60, Class KF, VRN, 1.52%, 7/25/17	926,342	925,514
FNMA, Series 2009-33, Class FB, VRN, 2.04%, 7/25/17	1,127,022	1,144,338
FNMA, Series 2009-87, Class HF, VRN, 2.07%, 7/25/17	431,193	439,749
FNMA, Series 2011-3, Class EL, 3.00%, 5/25/20	68,134	68,570
FNMA, Series 2014-C02, Class 1M2, VRN, 3.82%, 7/25/17	1,007,000	1,065,301
FNMA, Series 2014-C02, Class 2M2, VRN, 3.82%, 7/25/17	1,990,000	2,081,177
FNMA, Series 2016-C03, Class 2M2, VRN, 7.12%, 7/25/17	500,000	583,739
FNMA, Series 2016-C04, Class 1M2, VRN, 5.47%, 7/25/17	750,000	828,871
FNMA, Series 2016-C05, Class 2M2, VRN, 5.67%, 7/25/17	500,000	552,018
FNMA, Series 2017-C01, Class 1M2, VRN, 4.77%, 7/25/17	2,250,000	2,378,936
FNMA, Series 2017-C03, Class 1M2, VRN, 4.22%, 7/25/17	650,000	668,362
		13,717,092
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $50,020,486)		50,909,595
ASSET-BACKED SECURITIES(3) — 8.6%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(1)	1,900,000	1,903,734
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.62%, 9/20/19(1)	750,000	752,218
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(1)	1,200,000	1,203,721
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	675,000	685,225
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, VRN, 3.24%, 7/25/17(1)	519,365	520,283

Colony American Homes, Series 2014-2A, Class A, VRN, 2.17%, 7/17/17(1)	650,324	650,802
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 2.46%, 7/17/17(1)	1,680,148	1,696,292
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 7/1/17(1)	1,000,000	1,041,094
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(1)	490,537	490,608
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(1)	644,114	644,198
Enterprise Fleet Financing LLC, Series 2016-2, Class A2 SEQ, 1.74%, 2/22/22(1)	1,847,070	1,845,615
Enterprise Fleet Financing LLC, Series 2017-1, Class A2 SEQ, 2.13%, 7/20/22(1)	700,000	701,412
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 SEQ, 1.97%, 1/20/23(1)	1,400,000	1,399,927
Hertz Fleet Lease Funding LP, Series 2014-1, Class B, VRN, 1.87%, 7/10/17(1)	1,000,000	998,272
Hertz Fleet Lease Funding LP, Series 2014-1, Class C, VRN, 2.27%, 7/10/17(1)	1,000,000	996,468
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, VRN, 2.22%, 7/10/17(1)	746,742	749,125
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(1)	1,100,000	1,096,747
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	676,403	674,551
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	492,016	484,513
Hilton Grand Vacations Trust, Series 2014-AA, Class B, VRN, 2.07%, 7/25/17(1)	347,305	343,398
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	594,719	595,369
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 2.41%, 7/17/17(1)	373,709	374,653
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A SEQ, 2.51%, 5/20/30(1)	542,513	544,011
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	724,850	722,789
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	1,321,905	1,310,752
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	797,106	793,679
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(1)	625,990	618,804
Progress Residential Trust, Series 2016-SFR2, Class A, VRN, 2.57%, 7/17/17(1)	600,000	609,773
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	859,829	867,943
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(1)	732,301	730,954
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, VRN, 2.28%, 7/20/17(1)	241,788	241,951
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(1)	446,791	446,302
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)	765,070	765,670
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(1)	755,374	757,839
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	680,210	687,612
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	631,694	631,588
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	1,951,344	1,946,121

TOTAL ASSET-BACKED SECURITIES (Cost $31,498,482)		31,524,013
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 3.2%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class B, VRN, 2.09%, 7/15/17(1)	1,625,000	1,614,901
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	1,500,000	1,538,850
BBG Mortgage Trust, Series 2017-BBG, Class A, VRN, 1.80%, 7/15/17(1)	1,350,000	1,350,844
BLCP Hotel Trust, Series 2014-CLRN, Class C, VRN, 3.11%, 7/15/17(1)	2,775,000	2,780,161
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(1)	925,000	945,260
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)	1,000,000	1,020,455
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 2.06%, 7/15/17(1)	1,650,000	1,650,922
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 7/1/17(1)	1,000,000	1,015,075
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $11,912,023)		11,916,468
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 2.2%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 2.2%
FHLMC, VRN, 1.81%, 7/15/17	181,340	188,182
FHLMC, VRN, 1.85%, 7/15/17	326,343	338,105

FHLMC, VRN, 1.91%, 7/15/17	252,595	261,372
FHLMC, VRN, 1.99%, 7/15/17	225,751	234,731
FHLMC, VRN, 2.07%, 7/15/17	676,067	687,291
FHLMC, VRN, 2.32%, 7/15/17	472,398	477,674
FHLMC, VRN, 2.61%, 7/15/17	513,628	530,001
FHLMC, VRN, 2.87%, 7/15/17	141,656	149,414
FHLMC, VRN, 2.92%, 7/15/17	586,798	616,625
FHLMC, VRN, 3.13%, 7/15/17	257,607	273,035
FHLMC, VRN, 3.21%, 7/15/17	140,233	146,511
FHLMC, VRN, 3.49%, 7/15/17	64,018	67,534
FHLMC, VRN, 3.63%, 7/15/17	162,635	172,220
FHLMC, VRN, 3.75%, 7/15/17	459,018	476,105
FHLMC, VRN, 4.07%, 7/15/17	192,578	198,515
FHLMC, VRN, 4.26%, 7/15/17	303,207	314,282
FHLMC, VRN, 4.30%, 7/15/17	119,040	123,457
FHLMC, VRN, 5.12%, 7/15/17	106,424	110,315
FNMA, VRN, 2.83%, 7/25/17	300,526	314,267
FNMA, VRN, 2.87%, 7/25/17	319,742	331,980
FNMA, VRN, 2.87%, 7/25/17	417,669	435,261
FNMA, VRN, 2.94%, 7/25/17	142,210	149,473
FNMA, VRN, 3.03%, 7/25/17	557,074	575,308
FNMA, VRN, 3.07%, 7/25/17	64,473	67,792
FNMA, VRN, 3.30%, 7/25/17	9,721	10,275
FNMA, VRN, 3.31%, 7/25/17	533,554	555,037
FNMA, VRN, 3.32%, 7/25/17	81,277	85,540
FNMA, VRN, 4.96%, 7/25/17	142,301	150,505
		8,040,807
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, 5.50%, 12/1/36	1,931	2,139
FNMA, 5.00%, 7/1/20	14,206	14,638
FNMA, 5.50%, 7/1/36	2,294	2,549
		19,326
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $8,030,953)		8,060,133
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.3%
Argentina — 0.3%
Argentine Republic Government International Bond, 6.25%, 4/22/19 (Cost $1,000,000)	1,000,000	1,050,000
TEMPORARY CASH INVESTMENTS — 2.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 2/28/18 - 5/15/43, valued at $3,551,312), in a joint trading account at 0.88%, dated 6/30/17, due 7/3/17 (Delivery value $3,466,467)		3,466,213
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 5/15/46, valued at $5,243,761), at 0.34%, dated 6/30/17, due 7/3/17 (Delivery value $5,137,146)		5,137,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	46,653	46,653
TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,649,866)		8,649,866
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $364,914,450)		366,434,894
OTHER ASSETS AND LIABILITIES — 0.3%		1,185,437
TOTAL NET ASSETS — 100.0%		$367,620,331

FUTURES CONTRACTS
	Contracts Purchased	Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
307	U.S. Treasury 2-Year Notes	September 2017	66,345,578	(97,519)

	Contracts Sold	Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
64	U.S. Treasury 5-Year Notes	September 2017	7,541,500	21,067

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS*
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Markit CDX North America Investment Grade Index Series 27	6,000,000	Sell	1.00	12/20/21	0.52	68,556	124,834

*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $71,764,982, which represented 19.5% of total net assets.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $323,010.

(3)	Final maturity date indicated, unless otherwise noted.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	180,647,682	—
U.S. Treasury Securities	—	73,677,137	—
Collateralized Mortgage Obligations	—	50,909,595	—
Asset-Backed Securities	—	31,524,013	—
Commercial Mortgage-Backed Securities	—	11,916,468	—
U.S. Government Agency Mortgage-Backed Securities	—	8,060,133	—
Sovereign Governments and Agencies	—	1,050,000	—
Temporary Cash Investments	46,653	8,603,213	—
	46,653	366,388,241	—
Other Financial Instruments
Futures Contracts	21,067	—	—
Swap Agreements	—	124,834	—
	21,067	124,834	—
Liabilities
Other Financial Instruments
Futures Contracts	97,519	—	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$364,930,843
Gross tax appreciation of investments	$2,116,508
Gross tax depreciation of investments	(612,457)
Net tax appreciation (depreciation) of investments	$1,504,051

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Short Duration Inflation Protection Bond Fund
June 30, 2017

Short Duration Inflation Protection Bond - Schedule of Investments
JUNE 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 86.0%
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	38,343,425	39,603,697
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19(1)	215,505,465	215,679,809
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19	43,005,264	44,847,265
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	85,377,665	88,535,785
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	199,134,661	199,493,502
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20	162,755,244	169,695,452
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/21	314,999,381	314,614,767
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	48,824,100	50,058,813
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	86,055,453	85,963,029
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/22	53,141,732	52,903,923
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	5,954,928	5,949,914
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	75,748,530	75,085,351
TOTAL U.S. TREASURY SECURITIES (Cost $1,348,709,596)		1,342,431,307
CORPORATE BONDS — 3.8%
Auto Components — 0.1%
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	1,200,000	1,260,000
ZF North America Capital, Inc., 4.00%, 4/29/20(2)	1,150,000	1,194,563
		2,454,563
Automobiles — 0.1%
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	300,000	307,744
Ford Motor Credit Co. LLC, 2.375%, 3/12/19	1,000,000	1,004,977
General Motors Financial Co., Inc., 3.25%, 5/15/18	1,000,000	1,011,950
		2,324,671
Banks — 0.6%
Banco de Credito del Peru, 2.25%, 10/25/19(2)	1,400,000	1,405,530
CIT Group, Inc., 5.375%, 5/15/20	1,200,000	1,294,500
Finansbank AS, 6.25%, 4/30/19	2,200,000	2,295,190
Turkiye Garanti Bankasi AS, 4.00%, 9/13/17	4,400,000	4,412,487
		9,407,707
Chemicals†
LyondellBasell Industries NV, 5.00%, 4/15/19	200,000	209,172
Containers and Packaging — 0.1%
Ball Corp., 4.375%, 12/15/20	950,000	1,001,062
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	1,030,000	1,055,328
		2,056,390
Diversified Financial Services — 0.1%
Ally Financial, Inc., 3.60%, 5/21/18	1,500,000	1,520,625
MUFG Union Bank N.A., 2.625%, 9/26/18	390,000	393,916
		1,914,541
Diversified Telecommunication Services — 0.1%
Frontier Communications Corp., 8.50%, 4/15/20	394,000	415,178
Verizon Communications, Inc., 3.65%, 9/14/18	500,000	511,242
		926,420

Energy Equipment and Services — 0.1%
Pride International LLC, 6.875%, 8/15/20	950,000	978,500
Equity Real Estate Investment Trusts (REITs) — 0.1%
Equinix, Inc., 5.375%, 4/1/23	1,000,000	1,043,750
Food and Staples Retailing — 0.1%
Dollar Tree, Inc., 5.75%, 3/1/23	1,160,000	1,228,150
Gas Utilities — 0.2%
Energy Transfer Equity LP, 7.50%, 10/15/20	727,000	816,058
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18(2)	400,000	408,361
Magellan Midstream Partners LP, 6.55%, 7/15/19	270,000	292,965
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.125%, 11/15/19	1,250,000	1,270,312
		2,787,696
Health Care Equipment and Supplies†
Mallinckrodt International Finance SA, 3.50%, 4/15/18	500,000	501,875
Health Care Providers and Services — 0.5%
DaVita, Inc., 5.75%, 8/15/22	1,515,000	1,558,556
DaVita, Inc., 5.125%, 7/15/24	666,000	677,239
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20(2)	1,580,000	1,647,150
HCA, Inc., 4.25%, 10/15/19	1,430,000	1,487,200
HCA, Inc., 7.69%, 6/15/25	100,000	116,500
Tenet Healthcare Corp., 6.25%, 11/1/18	1,370,000	1,445,692
Tenet Healthcare Corp., 4.75%, 6/1/20	1,420,000	1,476,800
		8,409,137
Hotels, Restaurants and Leisure — 0.1%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(2)	1,030,000	1,058,325
Household Durables — 0.2%
Lennar Corp., 4.75%, 12/15/17	1,435,000	1,449,350
Toll Brothers Finance Corp., 4.00%, 12/31/18	1,480,000	1,520,700
		2,970,050
Household Products — 0.1%
Spectrum Brands, Inc., 6.625%, 11/15/22	1,200,000	1,263,000

Internet Software and Services — 0.1%
Symantec Corp., 4.20%, 9/15/20	1,200,000	1,266,000

Media — 0.2%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 2/15/23	1,430,000	1,479,156
Sirius XM Radio, Inc., 6.00%, 7/15/24(2)	1,500,000	1,597,500
		3,076,656
Metals and Mining — 0.1%
Steel Dynamics, Inc., 5.25%, 4/15/23	1,500,000	1,565,625
Multi-Utilities — 0.1%
CMS Energy Corp., 8.75%, 6/15/19	615,000	691,150
IPALCO Enterprises, Inc., 3.45%, 7/15/20	700,000	712,250
		1,403,400
Oil, Gas and Consumable Fuels — 0.3%
Concho Resources, Inc., 5.50%, 10/1/22	1,400,000	1,442,000
Petroleos Mexicanos, 6.00%, 3/5/20	250,000	268,625

Petroleos Mexicanos, 6.375%, 2/4/21	2,700,000	2,928,960
		4,639,585
Pharmaceuticals — 0.1%
Allergan Funding SCS, 2.35%, 3/12/18	1,620,000	1,627,062
Semiconductors and Semiconductor Equipment — 0.1%
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(2)	1,050,000	1,105,461
Technology Hardware, Storage and Peripherals — 0.3%
Dell International LLC / EMC Corp., 5.875%, 6/15/21(2)	900,000	945,000
Dell International LLC / EMC Corp., 3.48%, 6/1/19(2)	800,000	819,108
EMC Corp., 2.65%, 6/1/20	1,000,000	981,835
Seagate HDD Cayman, 4.25%, 3/1/22(2)	667,000	678,643
Western Digital Corp., 7.375%, 4/1/23(2)	1,000,000	1,101,250
		4,525,836
Wireless Telecommunication Services†
Sprint Communications, Inc., 9.00%, 11/15/18(2)	371,000	403,114
TOTAL CORPORATE BONDS (Cost $58,722,848)		59,146,686
ASSET-BACKED SECURITIES(3) — 3.7%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(2)	4,500,000	4,508,844
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(2)	5,200,000	5,216,125
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(2)	2,625,000	2,664,763
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, VRN, 3.24%, 7/25/17(2)	2,101,068	2,104,779
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 2.46%, 7/17/17(2)	5,986,275	6,043,796
Enterprise Fleet Financing LLC, Series 2016-2, Class A2 SEQ, 1.74%, 2/22/22(2)	7,177,852	7,172,199
Hertz Fleet Lease Funding LP, Series 2014-1, Class C, VRN, 2.27%, 7/10/17(2)	2,390,000	2,381,559
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(2)	4,450,000	4,436,838
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	399,078	397,985
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	1,437,458	1,415,539
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(2)	2,333,130	2,335,677
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 2.41%, 7/17/17(2)	373,709	374,654
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(2)	1,381,650	1,375,710
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	2,420,494	2,392,710
Progress Residential Trust, Series 2016-SFR2, Class A, VRN, 2.57%, 7/17/17(2)	2,450,000	2,489,908
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(2)	3,464,856	3,497,551
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(2)	722,169	722,736
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(2)	3,061,253	3,071,241
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(2)	2,428,514	2,428,107
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(2)	3,278,257	3,269,483
TOTAL ASSET-BACKED SECURITIES (Cost $58,210,003)		58,300,204
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 3.6%
Private Sponsor Collateralized Mortgage Obligations — 2.7%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	72,513	74,701
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.45%, 7/1/17	687,493	687,010
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.32%, 7/1/17	1,145,409	1,108,320
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.91%, 7/1/17	1,567,755	1,567,061
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 3.27%, 7/1/17	514,192	501,577
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.08%, 7/1/17	578,518	572,978
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	642,943	656,808
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 3.10%, 7/1/17	575,999	565,668

First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.99%, 7/1/17	768,701	687,187
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A5 SEQ, 5.25%, 7/25/35	853,996	893,050
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.11%, 7/1/17	653,972	666,400
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.20%, 7/1/17	1,103,299	1,066,890
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.61%, 7/1/17	689,504	698,605
JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, VRN, 3.47%, 7/1/17	635,882	567,512
JPMorgan Mortgage Trust, Series 2006-S1, Class 1A2 SEQ, 6.50%, 4/25/36	451,954	474,223
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.98%, 7/1/17	216,475	213,870
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.83%, 7/1/17	69,741	71,977
Residential Accredit Loans, Inc., Series 2006-QS17, Class A5, 6.00%, 12/25/36	1,134,400	983,685
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(2)	594,830	614,201
Sequoia Mortgage Trust, Series 2014-3, Class A14, VRN, 3.00%, 7/1/17(2)	1,477,277	1,493,072
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.26%, 7/1/17	1,701,004	1,706,632
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.96%, 7/25/17	658,831	612,637
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 2.99%, 7/25/17	1,916,625	1,873,479
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.00%, 7/1/17	253,218	257,491
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 3.31%, 7/1/17	944,109	947,721
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	691,812	685,543
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	441,331	434,470
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A9 SEQ, 6.00%, 7/25/36	1,114,877	1,125,427
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	499,584	503,916
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 3.20%, 7/1/17	2,143,196	2,000,964
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 3.08%, 7/1/17	1,185,334	1,140,547
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 3.06%, 7/1/17	330,048	310,774
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 3.27%, 7/1/17	540,040	526,770
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 3.11%, 7/1/17	1,113,389	1,118,945
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR7, Class 2A1, VRN, 3.33%, 7/1/17	600,529	577,369
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	390,840	393,830
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	1,058,935	1,067,038
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-12, Class A7, 5.50%, 9/25/37	1,099,195	1,107,666
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	1,306,588	1,301,378
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-2, Class 3A2, 5.25%, 3/25/37	604,965	619,921
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-4, Class A15, 6.00%, 4/25/37	568,024	580,970
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	1,339,727	1,341,106
Wells Fargo-Mortgage Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	917,587	904,297
Wells Fargo-Mortgage Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.16%, 7/1/17	1,645,968	1,726,971
Wells Fargo-Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 3.15%, 7/1/17	935,585	958,247
Wells Fargo-Mortgage Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.21%, 7/1/17	710,617	717,190
Wells Fargo-Mortgage Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	743,636	744,122
Wells Fargo-Mortgage Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	276,697	279,329
Wells Fargo-Mortgage Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	93,559	96,082
Wells Fargo-Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	307,364	322,033
Wells Fargo-Mortgage Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.39%, 7/1/17	277,724	269,636
Wells Fargo-Mortgage Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	416,697	440,029
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 7/1/17(2)	704,802	710,551
		41,567,876
U.S. Government Agency Collateralized Mortgage Obligations — 0.9%
FNMA, Series 2014-C02, Class 2M2, VRN, 3.82%, 7/25/17	3,000,000	3,137,453
FNMA, Series 2016-C03, Class 2M2, VRN, 7.12%, 7/25/17	2,000,000	2,334,958

FNMA, Series 2016-C04, Class 1M2, VRN, 5.47%, 7/25/17	2,000,000	2,210,324
FNMA, Series 2016-C05, Class 2M2, VRN, 5.67%, 7/25/17	1,320,000	1,457,328
FNMA, Series 2017-C01, Class 1M2, VRN, 4.77%, 7/25/17	2,900,000	3,066,184
FNMA, Series 2017-C03, Class 1M2, VRN, 4.22%, 7/25/17	1,900,000	1,953,672
		14,159,919
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $54,466,387)		55,727,795
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 1.0%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.79%, 7/15/17(2)	2,700,000	2,703,431
BBG Mortgage Trust, Series 2017-BBG, Class A, VRN, 1.80%, 7/15/17(2)	5,800,000	5,803,625
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class B, VRN, 2.56%, 7/15/17(2)	3,700,000	3,704,513
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 7/1/17(2)	2,750,000	2,791,456
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $14,950,878)		15,003,025
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Argentina — 0.2%
Argentine Republic Government International Bond, 6.875%, 4/22/21 (Cost $2,549,017)	2,350,000	2,523,900
TEMPORARY CASH INVESTMENTS — 1.7%
Credit Agricole Corporate and Investment Bank, 1.09%, 7/3/17(4)	16,416,000	16,414,371
Federal Home Loan Bank Discount Notes, 0.66%, 7/3/17(4)	1,057,000	1,057,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	9,522,301	9,522,301
TOTAL TEMPORARY CASH INVESTMENTS (Cost $26,994,296)		26,993,672
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,564,603,025)		1,560,126,589
OTHER ASSETS AND LIABILITIES†		(129,634)
TOTAL NET ASSETS — 100.0%		$1,559,996,955

FUTURES CONTRACTS
	Contracts Purchased	Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
353	U.S. Treasury 5-Year Notes	September 2017	41,596,086	(132,607)

SWAP AGREEMENTS
CENTRALLY CLEARED CREDIT DEFAULT*
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Markit CDX North America High Yield Index Series 25	13,328,000	Sell	5.00	12/20/20	2.76	1,052,879	975,440
Markit CDX North America High Yield Index Series 26	44,896,500	Sell	5.00	6/20/21	2.83	3,056,589	3,565,816
						4,109,468	4,541,256

CENTRALLY CLEARED TOTAL RETURN
Floating Rate Referenced Index	Notional Amount ($)	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Unrealized Appreciation (Depreciation)($)	Value ($)
CPURNSA	23,500,000	Receive	2.02	5/4/22	(230,725)	(230,102)
CPURNSA	22,000,000	Receive	2.06	5/2/22	(259,703)	(259,089)
CPURNSA	40,000,000	Receive	2.07	5/3/22	(500,976)	(500,256)
CPURNSA	24,500,000	Receive	2.24	8/19/19	(1,185,987)	(1,185,338)
					(2,177,391)	(2,174,785)

TOTAL RETURN
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)

Bank of America N.A.	12,000,000	CPURNSA	Receive	2.24	5/17/18	(635,527)
Bank of America N.A.	40,000,000	CPURNSA	Receive	1.41	8/27/20	541,637
Bank of America N.A.	9,700,000	CPURNSA	Receive	1.49	9/3/20	92,034
Barclays Bank plc	5,000,000	CPURNSA	Receive	2.35	9/28/17	(260,095)
Barclays Bank plc	12,000,000	CPURNSA	Receive	2.22	5/20/18	(616,933)
Barclays Bank plc	49,000,000	CPURNSA	Receive	1.64	2/3/20	(224,939)
						(1,103,823)

*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FNMA	-	Federal National Mortgage Association
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $7,903,542.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $88,485,058, which represented 5.7% of total net assets.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	1,342,431,307	—
Corporate Bonds	—	59,146,686	—
Asset-Backed Securities	—	58,300,204	—
Collateralized Mortgage Obligations	—	55,727,795	—
Commercial Mortgage-Backed Securities	—	15,003,025	—
Sovereign Governments and Agencies	—	2,523,900	—
Temporary Cash Investments	9,522,301	17,471,371	—
	9,522,301	1,550,604,288	—
Other Financial Instruments
Swap Agreements	—	5,174,927	—

Liabilities
Other Financial Instruments
Futures Contracts	132,607	—	—
Swap Agreements	—	3,912,279	—
	132,607	3,912,279	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,564,675,373
Gross tax appreciation of investments	$4,140,048
Gross tax depreciation of investments	(8,688,832)
Net tax appreciation (depreciation) of investments	$(4,548,784)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Short Duration Strategic Income Fund
June 30, 2017

Short Duration Strategic Income - Schedule of Investments
JUNE 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 59.8%
Auto Components — 0.6%
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	200,000	206,000
Automobiles — 3.4%
Daimler Finance North America LLC, 2.00%, 8/3/18(1)	240,000	240,655
Ford Motor Credit Co. LLC, 2.375%, 3/12/19	250,000	251,244
Ford Motor Credit Co. LLC, MTN, 2.94%, 1/8/19	250,000	253,314
General Motors Financial Co., Inc., 3.25%, 5/15/18	250,000	252,987
Jaguar Land Rover Automotive plc, 5.625%, 2/1/23(1)	125,000	130,469
		1,128,669
Banks — 6.8%
Akbank TAS, 3.875%, 10/24/17	65,000	65,248
Bank of America Corp., MTN, 5.625%, 7/1/20	150,000	164,322
Barclays Bank plc, 6.05%, 12/4/17(1)	300,000	305,215
BBVA Banco Continental SA, 3.25%, 4/8/18(1)	130,000	131,820
Capital One N.A., 2.35%, 8/17/18	250,000	251,075
Citigroup, Inc., 2.90%, 12/8/21	200,000	202,211
HBOS plc, MTN, 6.75%, 5/21/18(1)	300,000	312,108
ICICI Bank Ltd. (Dubai), 4.70%, 2/21/18	65,000	66,095
Intesa Sanpaolo SpA, 3.875%, 1/16/18	300,000	302,817
Itau CorpBanca, 3.125%, 1/15/18	65,000	65,376
JPMorgan Chase & Co., 4.625%, 5/10/21	175,000	188,736
Turkiye Garanti Bankasi AS, 4.00%, 9/13/17	200,000	200,568
		2,255,591
Beverages — 0.4%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23	135,000	139,168
Biotechnology — 2.5%
AbbVie, Inc., 1.80%, 5/14/18	250,000	250,371
Biogen, Inc., 3.625%, 9/15/22	175,000	183,220
Celgene Corp., 3.25%, 8/15/22	175,000	180,093
Gilead Sciences, Inc., 4.15%, 3/1/47	200,000	201,924
		815,608
Capital Markets — 1.7%
DBS Bank Ltd., VRN, 3.625%, 9/21/17	65,000	65,216
Jefferies Group LLC, 5.125%, 4/13/18	500,000	512,959
		578,175
Chemicals — 1.1%
LyondellBasell Industries NV, 5.00%, 4/15/19	350,000	366,050
Commercial Services and Supplies — 1.0%
Clean Harbors, Inc., 5.25%, 8/1/20	125,000	127,031
Waste Management, Inc., 4.75%, 6/30/20	200,000	215,461
		342,492
Consumer Finance — 2.9%
American Express Credit Corp., 2.60%, 9/14/20	250,000	253,743
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	200,000	214,250

Synchrony Financial, 2.60%, 1/15/19		475,000	477,718
			945,711
Containers and Packaging — 1.3%
Ball Corp., 5.00%, 3/15/22		200,000	214,250
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)		200,000	208,000
			422,250
Diversified Financial Services — 2.3%
Ally Financial, Inc., 3.50%, 1/27/19		210,000	213,413
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.875%, 3/15/19		200,000	203,000
Morgan Stanley, MTN, 5.95%, 12/28/17		350,000	357,189
			773,602
Diversified Telecommunication Services — 1.5%
AT&T, Inc., 3.875%, 8/15/21		350,000	366,017
Telecom Italia SpA, MTN, 4.50%, 9/20/17	EUR	100,000	115,314
			481,331
Energy Equipment and Services — 0.7%
Nabors Industries, Inc., 6.15%, 2/15/18		$140,000	141,925
Transocean, Inc., 9.00%, 7/15/23(1)		75,000	78,188
			220,113
Equity Real Estate Investment Trusts (REITs) — 3.0%
American Tower Corp., 4.50%, 1/15/18		311,000	315,302
Crown Castle International Corp., 5.25%, 1/15/23		250,000	278,012
Essex Portfolio LP, 3.625%, 8/15/22		200,000	206,044
VEREIT Operating Partnership LP, 4.125%, 6/1/21		200,000	209,612
			1,008,970
Food and Staples Retailing — 1.5%
Kroger Co. (The), 2.30%, 1/15/19		250,000	251,107
Sysco Corp., 1.90%, 4/1/19		250,000	250,076
			501,183
Gas Utilities — 4.7%
Energy Transfer LP, 4.15%, 10/1/20		200,000	207,854
Enterprise Products Operating LLC, VRN, 4.88%, 7/31/17		200,000	201,000
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18		120,000	122,984
Rockies Express Pipeline LLC, 6.85%, 7/15/18(1)		125,000	130,781
Rockies Express Pipeline LLC, 6.00%, 1/15/19(1)		125,000	130,938
Sunoco Logistics Partners Operations LP, 3.90%, 7/15/26		250,000	245,784
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19		100,000	106,000
TransCanada PipeLines Ltd., VRN, 3.39%, 7/31/17		200,000	191,000
Williams Partners LP, 4.125%, 11/15/20		200,000	209,195
			1,545,536
Health Care Equipment and Supplies — 0.9%
Mallinckrodt International Finance SA, 3.50%, 4/15/18		125,000	125,469
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21		175,000	182,495
			307,964
Health Care Providers and Services — 1.0%
HCA, Inc., 3.75%, 3/15/19		110,000	112,475
Tenet Healthcare Corp., 4.75%, 6/1/20		200,000	208,000
			320,475

Hotels, Restaurants and Leisure — 0.7%
MGM Resorts International, 6.625%, 12/15/21	200,000	225,000
Household Durables — 1.3%
Toll Brothers Finance Corp., 4.00%, 12/31/18	200,000	205,500
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	235,000	241,862
		447,362
Household Products — 0.4%
Spectrum Brands, Inc., 6.625%, 11/15/22	125,000	131,563
Insurance — 2.2%
American International Group, Inc., 4.125%, 2/15/24	235,000	248,492
International Lease Finance Corp., 4.625%, 4/15/21	235,000	250,540
Prudential Financial, Inc., 5.375%, 6/21/20	200,000	218,623
		717,655
IT Services — 0.9%
Hewlett Packard Enterprise Co., 2.45%, 10/5/17	92,000	92,249
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	200,000	206,358
		298,607
Machinery — 0.5%
Oshkosh Corp., 5.375%, 3/1/22	175,000	181,781
Media — 2.4%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	175,000	180,582
CSC Holdings LLC, 6.75%, 11/15/21	210,000	233,100
Discovery Communications LLC, 5.625%, 8/15/19	92,000	98,353
Lamar Media Corp., 5.875%, 2/1/22	125,000	129,375
NBCUniversal Media LLC, 4.375%, 4/1/21	150,000	161,753
		803,163
Metals and Mining — 2.0%
Freeport-McMoRan, Inc., 2.30%, 11/14/17	140,000	140,000
Freeport-McMoRan, Inc., 6.75%, 2/1/22	300,000	312,000
Teck Resources Ltd., 4.75%, 1/15/22	210,000	218,400
		670,400
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Starwood Property Trust, Inc., 5.00%, 12/15/21(1)	210,000	218,925
Multi-Utilities — 2.1%
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	320,000	322,806
Progress Energy, Inc., 3.15%, 4/1/22	200,000	204,362
Sempra Energy, 2.875%, 10/1/22	175,000	175,613
		702,781
Oil, Gas and Consumable Fuels — 2.0%
BP Capital Markets plc, 4.50%, 10/1/20	150,000	161,120
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	50,000	39,687
Sanchez Energy Corp., 7.75%, 6/15/21	75,000	68,250
Shell International Finance BV, 1.625%, 11/10/18	240,000	240,219
Sunoco LP / Sunoco Finance Corp., 5.50%, 8/1/20	135,000	138,544
		647,820
Paper and Forest Products — 0.7%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	200,000	218,876
Pharmaceuticals — 1.4%
Allergan Funding SCS, 2.35%, 3/12/18	180,000	180,785

Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	175,000	173,114
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/21(1)	125,000	119,375
		473,274
Software — 0.5%
Activision Blizzard, Inc., 2.30%, 9/15/21	175,000	174,015
Specialty Retail — 1.7%
Hertz Corp. (The), 6.75%, 4/15/19	45,000	45,000
Sally Holdings LLC / Sally Capital, Inc., 5.75%, 6/1/22	200,000	205,750
Staples, Inc., 2.75%, 1/12/18	300,000	301,167
		551,917
Technology Hardware, Storage and Peripherals — 2.4%
Dell International LLC / EMC Corp., 3.48%, 6/1/19(1)	275,000	281,569
Seagate HDD Cayman, 3.75%, 11/15/18	250,000	256,156
Seagate HDD Cayman, 4.25%, 3/1/22(1)	242,000	246,224
		783,949
Wireless Telecommunication Services — 0.6%
T-Mobile USA, Inc., 6.625%, 4/1/23	200,000	212,140
TOTAL CORPORATE BONDS (Cost $19,873,420)		19,818,116
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 11.9%
Private Sponsor Collateralized Mortgage Obligations — 8.4%
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.83%, 7/1/17	49,943	49,707
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.45%, 7/1/17	91,666	91,601
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.32%, 7/1/17	133,631	129,304
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.91%, 7/1/17	39,194	39,177
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.86%, 7/1/17	101,030	100,176
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.08%, 7/1/17	114,181	113,088
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 3.18%, 7/1/17	139,590	144,503
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.99%, 7/1/17	68,779	61,485
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.11%, 7/1/17	81,747	83,300
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.12%, 7/1/17	270,193	271,580
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.98%, 7/1/17	43,295	44,204
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 3.35%, 7/1/17	121,733	126,922
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.96%, 7/25/17	129,413	120,339
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.03%, 7/1/17	79,108	77,762
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 3.11%, 7/1/17	11,177	11,330
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A8, VRN, 3.23%, 7/1/17	100,000	100,785
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 3.27%, 7/1/17	75,541	74,768
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 4A1, VRN, 3.17%, 7/1/17	166,395	167,352
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 3.32%, 7/1/17	67,727	67,958
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 3.06%, 7/1/17	40,575	38,205
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 3.27%, 7/1/17	174,433	170,147
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 3.03%, 7/1/17	246,488	229,288
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 3.33%, 7/1/17	116,950	111,211
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	66,183	66,690
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-7, Class A1, 6.00%, 6/25/37	141,512	142,625
Wells Fargo-Mortgage Backed Securities Trust, Series 2004-S, Class A1, VRN, 3.19%, 7/1/17	45,032	46,070
Wells Fargo-Mortgage Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.21%, 7/1/17	71,062	71,719

Wells Fargo-Mortgage Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	36,384	37,365
		2,788,661
U.S. Government Agency Collateralized Mortgage Obligations — 3.5%
FHLMC, Series 2015-HQ2, Class M3, VRN, 4.47%, 7/25/17	100,000	110,381
FNMA, Series 2014-C02, Class 2M2, VRN, 3.82%, 7/25/17	350,000	366,036
FNMA, Series 2016-C03, Class 2M2, VRN, 7.12%, 7/25/17	50,000	58,374
FNMA, Series 2016-C04, Class 1M2, VRN, 5.47%, 7/25/17	100,000	110,516
FNMA, Series 2016-C05, Class 2M2, VRN, 5.67%, 7/25/17	20,000	22,081
FNMA, Series 2017-C01, Class 1M2, VRN, 4.77%, 7/25/17	350,000	370,057
FNMA, Series 2017-C03, Class 1M2, VRN, 4.22%, 7/25/17	125,000	128,531
		1,165,976
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,879,772)		3,954,637
ASSET-BACKED SECURITIES(2) — 11.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(1)	150,000	150,295
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A SEQ, 1.92%, 9/20/19(1)	200,000	199,957
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class B, 3.66%, 2/20/20(1)	200,000	203,160
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(1)	100,000	100,310
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	188,860	189,549
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, VRN, 3.24%, 7/25/17(1)	47,215	47,298
Colony American Homes, Series 2014-2A, Class A, VRN, 2.17%, 7/17/17(1)	38,254	38,282
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 2.46%, 7/17/17(1)	199,543	201,460
Enterprise Fleet Financing LLC, Series 2017-1, Class A2 SEQ, 2.13%, 7/20/22(1)	200,000	200,404
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 SEQ, 1.97%, 1/20/23(1)	125,000	124,993
Hertz Fleet Lease Funding LP, Series 2014-1, Class D, VRN, 2.62%, 7/10/17(1)	200,000	199,659
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(1)	200,000	199,408
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	47,348	47,219
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	192,947	190,005
Hilton Grand Vacations Trust, Series 2014-AA, Class B, VRN, 2.07%, 11/25/26(1)	77,179	76,311
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	45,748	45,798
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 2.41%, 7/17/17(1)	28,028	28,099
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A SEQ, 2.51%, 5/20/30(1)	143,080	143,475
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	189,218	188,680
MVW Owner Trust, Series 2013-1A, Class B, 2.74%, 4/22/30(1)	42,210	42,141
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	92,765	91,983
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(1)	41,733	41,254
Progress Residential Trust, Series 2016-SFR2, Class A, VRN, 2.57%, 7/17/17(1)	50,000	50,814
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	68,105	68,748
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(1)	62,923	62,807
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, VRN, 2.28%, 7/20/17(1)	20,895	20,909
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)	71,502	71,558
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A, 2.43%, 6/20/32(1)	81,561	81,496
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(1)	198,783	199,431
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	42,113	42,106
TAL Advantage V LLC, Series 2014-2A, Class B, 3.97%, 5/20/39(1)	228,250	221,674
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	195,134	194,612
TOTAL ASSET-BACKED SECURITIES (Cost $3,771,594)		3,763,895

MUTUAL FUNDS(3) — 7.1%
Emerging Markets Debt Fund R6 Class (Cost $2,277,648)	227,912	2,356,605
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 5.9%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class D, VRN, 2.89%, 7/15/17(1)	250,000	248,714
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	150,000	153,885
BBG Mortgage Trust, Series 2017-BBG, Class A, VRN, 1.80%, 7/15/17(1)	150,000	150,094
BLCP Hotel Trust, Series 2014-CLRN, Class C, VRN, 3.11%, 7/15/17(1)	175,000	175,326
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.86%, 7/1/17	260,000	281,320
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 7/1/17	75,000	78,884
Commercial Mortgage Trust, Series 2014-UBS5, Class B, VRN, 4.51%, 7/1/17	125,000	130,787
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 7/1/17	250,000	258,678
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, VRN, 5.14%, 7/1/17	190,000	195,488
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class B, VRN, 2.56%, 7/15/17(1)	75,000	75,091
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 7/1/17(1)	200,000	203,015
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,949,668)		1,951,282
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.5%
Argentina — 0.5%
Argentine Republic Government International Bond, 6.875%, 4/22/21 (Cost $162,703)	150,000	161,100
U.S. TREASURY SECURITIES — 0.3%
U.S. Treasury Bills, 0.80%, 8/10/17(4)(5) (Cost $99,913)	100,000	99,909
MUNICIPAL SECURITIES — 0.2%
State of Illinois GO, 4.35%, 6/1/18 (Cost $81,111)	80,000	80,693
COMMON STOCKS — 0.2%
Energy Equipment and Services — 0.2%
Basic Energy Services, Inc.(6) (Cost $134,410)	2,388	59,461
TEMPORARY CASH INVESTMENTS — 2.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 2/28/18 - 5/15/43, valued at $254,263), in a joint trading account at 0.88%, dated 6/30/17, due 7/3/17 (Delivery value $248,189)		248,171
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 8/15/46, valued at $375,179), at 0.34%, dated 6/30/17, due 7/3/17 (Delivery value $367,010)		367,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	63,249	63,249
TOTAL TEMPORARY CASH INVESTMENTS (Cost $678,420)		678,420
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $32,908,659)		32,924,118
OTHER ASSETS AND LIABILITIES — 0.6%		208,268
TOTAL NET ASSETS — 100.0%		$33,132,386

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)

ARS	946,651	USD	56,618	Goldman Sachs & Co.	9/21/17	(1,934)
USD	54,878	ARS	946,651	Goldman Sachs & Co.	9/21/17	195
AUD	78,718	USD	59,419	JPMorgan Chase Bank N.A.	9/21/17	1,024
USD	59,430	AUD	78,718	JPMorgan Chase Bank N.A.	9/21/17	(1,014)
USD	59,223	CAD	79,456	JPMorgan Chase Bank N.A.	9/21/17	(2,123)
CHF	56,866	USD	59,275	Credit Suisse AG	9/21/17	323
USD	59,045	CHF	56,866	Credit Suisse AG	9/21/17	(553)
CLP	39,778,435	USD	59,885	Goldman Sachs & Co.	9/21/17	(96)
USD	174,054	CLP	116,450,556	Goldman Sachs & Co.	9/21/17	(978)
USD	58,489	COP	180,088,020	Goldman Sachs & Co.	9/21/17	(12)
USD	3,525	EUR	3,113	JPMorgan Chase Bank N.A.	9/21/17	(45)
GBP	45,802	USD	59,515	Credit Suisse AG	9/21/17	282
USD	58,445	GBP	45,802	Credit Suisse AG	9/21/17	(1,352)
USD	98,790	HUF	26,913,386	Goldman Sachs & Co.	9/21/17	(1,062)
IDR	789,310,651	USD	58,816	Goldman Sachs & Co.	9/22/17	(102)
INR	3,809,338	USD	58,569	Morgan Stanley	9/21/17	(132)
USD	58,461	INR	3,809,338	Morgan Stanley	9/21/17	24
JPY	6,469,357	USD	59,411	Credit Suisse AG	9/21/17	(1,699)
USD	58,167	JPY	6,469,357	Credit Suisse AG	9/21/17	455
USD	59,007	KRW	66,601,223	Morgan Stanley	9/21/17	786
MXN	1,074,783	USD	58,249	JPMorgan Chase Bank N.A.	9/21/17	253
USD	58,609	MXN	1,074,783	JPMorgan Chase Bank N.A.	9/21/17	108
MYR	742,702	USD	174,795	Goldman Sachs & Co.	9/21/17	(2,685)
USD	59,162	NOK	499,697	JPMorgan Chase Bank N.A.	9/21/17	(782)
NZD	77,888	USD	56,013	JPMorgan Chase Bank N.A.	9/21/17	982
USD	114,793	NZD	159,975	JPMorgan Chase Bank N.A.	9/21/17	(2,270)
USD	173,041	PHP	8,626,080	Morgan Stanley	9/21/17	3,249
PLN	427,685	USD	114,507	Goldman Sachs & Co.	9/21/17	868
RUB	3,338,732	USD	57,774	Morgan Stanley	9/21/17	(2,072)
USD	56,849	RUB	3,338,732	Morgan Stanley	9/21/17	1,148
TRY	1,154,903	USD	317,325	Goldman Sachs & Co.	9/21/17	3,655
USD	115,016	TWD	3,457,369	Morgan Stanley	9/21/17	1,270
ZAR	758,379	USD	58,286	Goldman Sachs & Co.	9/21/17	(1,069)
USD	57,930	ZAR	758,379	Goldman Sachs & Co.	9/21/17	713
						(4,645)

FUTURES CONTRACTS
	Contracts Purchased	Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
15	U.S. Treasury 5-Year Notes	September 2017	1,767,539	(6,127)

	Contracts Sold	Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
11	Euro-Bobl 5-Year Bonds	September 2017	1,654,632	16,415
13	U.S. Treasury 10-Year Notes	September 2017	1,631,906	7,283
			3,286,538	23,698

CREDIT DEFAULT SWAP AGREEMENTS*
Counterparty/ Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)***
Bank of America N.A./ Camden Property Trust	125,000	Buy	1.00	12/20/19	(438)	(687)	(1,126)
Barclays Bank plc/ AES Corp. (The)	125,000	Sell	5.00	9/20/17	1,038	526	1,564
Barclays Bank plc/ Calpine Corp.	125,000	Sell	5.00	9/20/17	848	683	1,532
Barclays Bank plc/ Dominion Resources, Inc.	125,000	Buy	1.00	6/20/20	(2,267)	(1,009)	(3,276)
Barclays Bank plc/ NRG Energy, Inc.	125,000	Sell	5.00	9/20/17	964	586	1,550
Barclays Bank plc/ Parker Drilling Co.	125,000	Sell	5.00	9/20/17	906	(353)	553
Barclays Bank plc/ Procter & Gamble Co. (The)	125,000	Buy	1.00	6/20/20	(3,013)	(391)	(3,404)
Deutsche Bank AG/ Host Hotels & Resorts, Inc.	125,000	Buy	1.00	9/20/19	(713)	(1,661)	(2,373)
Deutsche Bank AG/ International Business Machines Corp.	125,000	Buy	1.00	9/20/19	(1,496)	(995)	(2,491)
Goldman Sachs & Co./ Kellogg Co.	125,000	Buy	1.00	12/20/19	(1,120)	(972)	(2,092)
Goldman Sachs & Co./ M.D.C. Holdings, Inc.	125,000	Buy	1.00	6/20/20	2,316	(4,142)	(1,827)
Goldman Sachs & Co./ Starwood Hotels & Resorts	125,000	Buy	1.00	6/20/20	(742)	(2,423)	(3,165)
Morgan Stanley & Co./ D.R. Horton, Inc.	125,000	Sell	1.00	6/20/20	(1,716)	4,426	2,710
Morgan Stanley & Co./ Frontier Communications Corp.	125,000	Sell	5.00	9/20/17	991	311	1,302
Morgan Stanley & Co./ HCA, Inc.	125,000	Sell	5.00	9/20/17	1,083	496	1,579
Morgan Stanley & Co./ Hertz Corp. (The)	125,000	Sell	5.00	9/20/17	1,074	323	1,396
Morgan Stanley & Co./ International Lease Finance Corp.	125,000	Sell	5.00	9/20/17	1,006	575	1,581
Morgan Stanley & Co./ Lennar Corp.	125,000	Sell	5.00	6/20/20	10,422	5,775	16,198
Morgan Stanley & Co./ Mondelez International, Inc.	125,000	Buy	1.00	9/20/19	(1,496)	(860)	(2,356)
Morgan Stanley & Co./ PepsiCo, Inc.	125,000	Buy	1.00	9/20/19	(1,633)	(770)	(2,403)
					6,014	(562)	5,452

*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ARS	-	Argentine Peso
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GO	-	General Obligation
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEQ	-	Sequential Payer
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $7,523,163, which represented 22.7% of total net assets.

(2)	Final maturity date indicated, unless otherwise noted.

(3)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $49,951.

(5)	The rate indicated is the yield to maturity at purchase.

(6)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	19,818,116	—
Collateralized Mortgage Obligations	—	3,954,637	—
Asset-Backed Securities	—	3,763,895	—
Mutual Funds	2,356,605	—	—
Commercial Mortgage-Backed Securities	—	1,951,282	—
Sovereign Governments and Agencies	—	161,100	—
U.S. Treasury Securities	—	99,909	—
Municipal Securities	—	80,693	—
Common Stocks	59,461	—	—
Temporary Cash Investments	63,249	615,171	—
	2,479,315	30,444,803	—
Other Financial Instruments
Futures Contracts	7,283	16,415	—
Swap Agreements	—	29,965	—
Forward Foreign Currency Exchange Contracts	—	15,335	—
	7,283	61,715	—
Liabilities
Other Financial Instruments
Futures Contracts	6,127	—	—
Swap Agreements	—	24,513	—
Forward Foreign Currency Exchange Contracts	—	19,980	—
	6,127	44,493	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended June 30, 2017 follows:

Affiliated Fund(1)	Beginning Value ($)	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(2) ($)	Ending Value ($)
Emerging Markets Debt Fund R6 Class	2,321,665	21,436	—	—	21,558	2,356,605

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

4. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$32,908,659
Gross tax appreciation of investments	$302,421
Gross tax depreciation of investments	(286,962)
Net tax appreciation (depreciation) of investments	$15,459

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Strategic Income Fund
June 30, 2017

Strategic Income - Schedule of Investments
JUNE 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 52.6%
Auto Components — 0.5%
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	75,000	77,250
Automobiles — 1.5%
Ford Motor Credit Co. LLC, MTN, 2.94%, 1/8/19	70,000	70,928
General Motors Financial Co., Inc., 5.25%, 3/1/26	115,000	124,436
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(1)	25,000	25,563
Jaguar Land Rover Automotive plc, 5.625%, 2/1/23(1)	25,000	26,094
		247,021
Banks — 1.7%
Akbank TAS, 3.875%, 10/24/17	15,000	15,057
Bancolombia SA, 6.125%, 7/26/20	100,000	108,125
BBVA Banco Continental SA, 3.25%, 4/8/18(1)	30,000	30,420
ICICI Bank Ltd. (Dubai), 4.70%, 2/21/18	15,000	15,253
Itau CorpBanca, 3.125%, 1/15/18	15,000	15,087
JPMorgan Chase & Co., 4.625%, 5/10/21	80,000	86,279
		270,221
Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23	100,000	103,087
Biotechnology — 2.3%
AbbVie, Inc., 3.60%, 5/14/25	100,000	102,184
Biogen, Inc., 3.625%, 9/15/22	80,000	83,758
Celgene Corp., 3.25%, 8/15/22	80,000	82,328
Gilead Sciences, Inc., 4.15%, 3/1/47	100,000	100,962
		369,232
Building Products — 0.7%
Masco Corp., 4.45%, 4/1/25	100,000	107,310
Capital Markets — 1.4%
BBVA Bancomer SA, 7.25%, 4/22/20	100,000	109,875
DBS Bank Ltd., VRN, 3.625%, 9/21/17	15,000	15,050
Jefferies Group LLC, 4.85%, 1/15/27	100,000	104,662
		229,587
Chemicals — 0.4%
LyondellBasell Industries NV, 5.00%, 4/15/19	65,000	67,981
Commercial Services and Supplies — 0.9%
Covanta Holding Corp., 5.875%, 3/1/24	75,000	73,312
Envision Healthcare Corp., 5.125%, 7/1/22(1)	75,000	77,344
		150,656
Consumer Finance — 0.5%
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	75,000	80,344
Containers and Packaging — 1.5%
Berry Plastics Corp., 5.125%, 7/15/23	75,000	78,375
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	75,000	78,750

Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	75,000	78,000
		235,125
Diversified Financial Services — 1.4%
Ally Financial, Inc., 3.50%, 1/27/19	70,000	71,137
JPMorgan Chase & Co., VRN, 5.15%, 5/1/23	150,000	154,800
		225,937
Diversified Telecommunication Services — 0.7%
AT&T, Inc., 4.45%, 4/1/24	100,000	105,426
Energy Equipment and Services — 1.0%
Ensco plc, 8.00%, 1/31/24	46,000	43,470
FTS International, Inc., 6.25%, 5/1/22	15,000	12,225
Transocean, Inc., 9.00%, 7/15/23(1)	100,000	104,250
		159,945
Equity Real Estate Investment Trusts (REITs) — 1.0%
Crown Castle International Corp., 5.25%, 1/15/23	95,000	105,645
Essex Portfolio LP, 3.625%, 8/15/22	60,000	61,813
		167,458
Gas Utilities — 3.5%
Enterprise Products Operating LLC, VRN, 4.88%, 7/31/17	75,000	75,375
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	115,000	130,771
MPLX LP, 4.875%, 12/1/24	88,000	93,972
Rockies Express Pipeline LLC, 6.00%, 1/15/19(1)	75,000	78,563
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	100,000	110,588
Williams Cos., Inc. (The), 3.70%, 1/15/23	75,000	74,250
		563,519
Health Care Equipment and Supplies — 1.1%
Abbott Laboratories, 3.75%, 11/30/26	100,000	102,289
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	70,000	72,998
		175,287
Health Care Providers and Services — 3.9%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	25,000	25,938
CHS/Community Health Systems, Inc., 5.125%, 8/1/21	75,000	76,219
Express Scripts Holding Co., 4.50%, 2/25/26	100,000	106,176
Fresenius Medical Care US Finance, Inc., 5.75%, 2/15/21(1)	100,000	109,875
HCA, Inc., 3.75%, 3/15/19	65,000	66,462
LifePoint Health, Inc., 5.50%, 12/1/21	75,000	77,672
Tenet Healthcare Corp., 4.75%, 6/1/20	75,000	78,000
Tenet Healthcare Corp., 6.00%, 10/1/20	75,000	80,531
		620,873
Hotels, Restaurants and Leisure — 1.1%
Aramark Services, Inc., 4.75%, 6/1/26	75,000	78,000
FelCor Lodging LP, 5.625%, 3/1/23	75,000	78,187
Wynn Macau Ltd., 5.25%, 10/15/21(1)	25,000	25,688
		181,875
Household Durables — 2.5%
Lennar Corp., 4.75%, 5/30/25	75,000	78,656
MDC Holdings, Inc., 5.50%, 1/15/24	65,000	69,063
PulteGroup, Inc., 5.50%, 3/1/26	75,000	80,156
Toll Brothers Finance Corp., 5.625%, 1/15/24	75,000	81,094

TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19		90,000	92,628
			401,597
Industrial Conglomerates — 0.5%
HD Supply, Inc., 5.75%, 4/15/24(1)		75,000	79,875
Insurance — 4.3%
American International Group, Inc., 4.125%, 2/15/24		100,000	105,741
AXA SA, MTN, VRN, 3.375%, 7/6/27	EUR	100,000	122,199
CNP Assurances, VRN, 4.50%, 6/10/27	EUR	100,000	127,133
International Lease Finance Corp., 4.625%, 4/15/21		$100,000	106,613
Liberty Mutual Group, Inc., VRN, 4.15%, 9/15/17(1)		125,000	122,187
Prudential Financial, Inc., 5.375%, 6/21/20		50,000	54,656
Voya Financial, Inc., VRN, 5.65%, 5/15/23		50,000	53,250
			691,779
IT Services — 1.0%
First Data Corp., 5.00%, 1/15/24(1)		75,000	77,414
Hewlett Packard Enterprise Co., 3.60%, 10/15/20		75,000	77,384
			154,798
Machinery — 0.5%
Oshkosh Corp., 5.375%, 3/1/22		75,000	77,906
Media — 4.3%
21st Century Fox America, Inc., 6.90%, 8/15/39		75,000	99,433
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22		155,000	159,945
CSC Holdings LLC, 6.75%, 11/15/21		50,000	55,500
Lamar Media Corp., 5.375%, 1/15/24		65,000	68,250
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)		120,000	124,800
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)		75,000	79,875
Time Warner, Inc., 3.80%, 2/15/27		95,000	95,839
			683,642
Metals and Mining — 2.2%
Arconic, Inc., 5.40%, 4/15/21		50,000	52,687
Teck Resources Ltd., 4.75%, 1/15/22		75,000	78,000
Vale Overseas Ltd., 5.625%, 9/15/19		100,000	105,750
Vale Overseas Ltd., 6.25%, 8/10/26		100,000	108,125
			344,562
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Starwood Property Trust, Inc., 5.00%, 12/15/21(1)		75,000	78,187
Multi-Utilities — 2.2%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26		75,000	77,250
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17		80,000	80,702
Progress Energy, Inc., 3.15%, 4/1/22		110,000	112,399
Sempra Energy, 2.875%, 10/1/22		75,000	75,262
			345,613
Oil, Gas and Consumable Fuels — 3.1%
Continental Resources, Inc., 5.00%, 9/15/22		60,000	59,100
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20		75,000	59,531
Lukoil International Finance BV, 7.25%, 11/5/19		100,000	110,233
MEG Energy Corp., 7.00%, 3/31/24(1)		50,000	39,125
Petrobras Global Finance BV, 5.375%, 1/27/21		30,000	30,576
Petroleos Mexicanos, 6.00%, 3/5/20		100,000	107,450

Sanchez Energy Corp., 7.75%, 6/15/21	50,000	45,500
Sunoco LP / Sunoco Finance Corp., 5.50%, 8/1/20	50,000	51,313
		502,828
Paper and Forest Products — 0.3%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	50,000	54,719
Pharmaceuticals — 1.5%
Allergan Funding SCS, 3.85%, 6/15/24	100,000	104,446
Endo Finance LLC, 5.75%, 1/15/22(1)	50,000	45,240
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	70,000	69,246
Valeant Pharmaceuticals International, Inc., 5.625%, 12/1/21(1)	25,000	22,687
		241,619
Software — 0.5%
Activision Blizzard, Inc., 2.30%, 9/15/21	80,000	79,550
Specialty Retail — 1.6%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.50%, 4/1/23	75,000	74,813
Hertz Corp. (The), 6.75%, 4/15/19	27,000	27,000
Sally Holdings LLC / Sally Capital, Inc., 5.75%, 6/1/22	75,000	77,156
United Rentals North America, Inc., 6.125%, 6/15/23	75,000	78,281
		257,250
Technology Hardware, Storage and Peripherals — 1.0%
Seagate HDD Cayman, 4.75%, 6/1/23	55,000	57,372
Western Digital Corp., 7.375%, 4/1/23(1)	100,000	110,125
		167,497
Textiles, Apparel and Luxury Goods — 0.4%
Hanesbrands, Inc., 4.625%, 5/15/24(1)	70,000	71,400
Wireless Telecommunication Services — 0.5%
T-Mobile USA, Inc., 6.625%, 4/1/23	70,000	74,249
TOTAL CORPORATE BONDS (Cost $8,372,736)		8,445,205
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 17.3%
Private Sponsor Collateralized Mortgage Obligations — 9.7%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.45%, 7/1/17	68,749	68,701
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.32%, 7/1/17	34,362	33,250
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.91%, 7/1/17	10,974	10,969
Chase Mortgage Finance Trust, Series 2007-A2, Class 6A2 SEQ, VRN, 3.375%, 7/1/17	10,607	10,221
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	36,327	37,707
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.86%, 7/1/17	101,030	100,176
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.08%, 8/1/17	53,285	52,774
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 3.18%, 7/1/17	38,508	39,863
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-3, Class 1A1, VRN, 5.44%, 7/1/17	47,745	45,843
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.99%, 8/1/17	26,702	23,871
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.12%, 7/1/17	174,318	175,213
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 3.41%, 7/1/17	18,109	18,100
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.16%, 7/25/17	76,541	75,579
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.03%, 7/1/17	39,554	38,881
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 2.93%, 7/1/17	36,356	36,519
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 3.11%, 7/1/17	22,161	22,464
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	21,806	21,642
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A8, VRN, 3.23%, 7/1/17	35,000	35,275

Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 6A3, VRN, 3.26%, 7/1/17	20,932	21,002
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-6, Class 1A16 SEQ, 5.75%, 5/25/36	64,464	64,771
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	16,550	16,293
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	25,196	25,435
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 3.20%, 7/1/17	81,839	76,408
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 3.25%, 7/1/17	23,554	22,861
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 3.27%, 7/1/17	30,216	29,907
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 4A1, VRN, 3.17%, 7/1/17	83,198	83,676
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 3.32%, 7/1/17	55,028	55,216
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 3.06%, 7/1/17	8,695	8,187
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 3.27%, 7/1/17	21,602	21,071
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 3.03%, 7/1/17	72,826	67,744
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 3.33%, 7/1/17	29,238	27,803
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	52,947	53,352
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	8,419	8,386
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-4, Class A15, 6.00%, 4/25/37	28,401	29,048
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-7, Class A1, 6.00%, 6/25/37	61,322	61,804
Wells Fargo-Mortgage Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 3.16%, 7/1/17	41,792	42,147
		1,562,159
U.S. Government Agency Collateralized Mortgage Obligations — 7.6%
FNMA, Series 2014-C02, Class 2M2, VRN, 3.82%, 7/25/17	250,000	261,455
FNMA, Series 2016-C03, Class 2M2, VRN, 7.12%, 7/25/17	75,000	87,561
FNMA, Series 2016-C04, Class 1M2, VRN, 5.47%, 7/25/17	50,000	55,258
FNMA, Series 2016-C05, Class 2M2, VRN, 5.67%, 7/25/17	30,000	33,121
FNMA, Series 2017-C01, Class 1M2, VRN, 4.77%, 7/25/17	200,000	211,461
FNMA, Series 2017-C03, Class 1M1, VRN, 2.17%, 7/25/17	483,525	486,009
FNMA, Series 2017-C03, Class 1M2, VRN, 4.22%, 7/25/17	75,000	77,119
		1,211,984
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,727,239)		2,774,143
MUTUAL FUNDS(3) — 9.0%
Emerging Markets Debt Fund R6 Class (Cost $1,375,332)	139,029	1,437,557
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 7.2%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class D, VRN, 2.89%, 7/15/17(1)	50,000	49,743
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)	50,000	50,779
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	75,000	76,942
BBG Mortgage Trust, Series 2017-BBG, Class A, VRN, 1.80%, 7/15/17(1)	50,000	50,031
BLCP Hotel Trust, Series 2014-CLRN, Class C, VRN, 3.11%, 7/15/17(1)	50,000	50,093
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.86%, 7/1/17	65,000	70,330
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 7/1/17	50,000	52,590
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 8/1/17	25,000	26,472
Commercial Mortgage Trust, Series 2014-UBS5, Class B, VRN, 4.51%, 7/1/17	30,000	31,389
Commercial Mortgage Trust, Series 2015-CR22, Class B, VRN, 3.93%, 7/1/17	25,000	25,385
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	25,000	24,245
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(1)	25,000	25,547
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)	25,000	25,511
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	50,000	51,124
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, VRN, 3.76%, 7/1/17	25,000	25,538
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(1)	50,000	48,940

Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 3.08%, 7/3/17(1)	25,000	24,449
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 7/1/17	60,000	62,083
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, 3/15/50	60,000	61,704
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, VRN, 5.14%, 7/1/17	37,000	38,069
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, VRN, 3.46%, 7/1/17	40,000	39,532
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 8/1/17(1)	40,000	40,603
UBS Commercial Mortgage Securities Trust, Series 2017-C1, Class A3, 3.20%, 6/15/50	100,000	100,204
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4, 3.19%, 7/15/50(4)	100,000	100,201
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,155,761)		1,151,504
ASSET-BACKED SECURITIES(2) — 5.5%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A SEQ, 1.92%, 9/20/19(1)	100,000	99,978
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(1)	50,000	50,155
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	25,000	25,379
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	94,430	94,775
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, VRN, 3.24%, 7/25/17(1)	23,608	23,649
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 2.46%, 7/17/17(1)	74,828	75,547
Hertz Fleet Lease Funding LP, Series 2014-1, Class D, VRN, 2.62%, 7/10/17(1)	50,000	49,915
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(1)	50,000	49,852
Hilton Grand Vacations Trust, Series 2014-AA, Class B VRN, 2.07%, 7/25/17(1)	15,436	15,262
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	18,299	18,319
Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, 3.50%, 5/20/30(1)	11,923	12,039
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	72,776	72,569
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	23,191	22,996
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	25,539	25,781
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)	28,601	28,623
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A, 2.43%, 6/20/32(1)	32,624	32,598
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(1)	39,757	39,886
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	14,038	14,035
TAL Advantage V LLC, Series 2014-2A, Class B, 3.97%, 5/20/39(1)	48,417	47,022
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	78,054	77,845
TOTAL ASSET-BACKED SECURITIES (Cost $877,283)		876,225
PREFERRED STOCKS — 3.5%
Banks — 1.7%
Bank of America Corp., 5.20%	135,000	136,510
Citigroup, Inc., 5.90%	135,000	144,821
		281,331
Capital Markets — 1.0%
Goldman Sachs Group, Inc. (The), 5.30%	150,000	157,875
Equity Real Estate Investment Trusts (REITs) — 0.5%
DDR Corp., 6.25%	1,400	35,112
Kimco Realty Corp., 5.625%	1,800	44,964
		80,076
Insurance — 0.3%
XLIT Ltd., 3.62%	50,000	46,750
TOTAL PREFERRED STOCKS (Cost $546,101)		566,032

SOVEREIGN GOVERNMENTS AND AGENCIES — 2.1%
Colombia — 0.8%
Colombia Government International Bond, 7.375%, 9/18/37	100,000	129,100
Dominican Republic — 0.7%
Dominican Republic International Bond, 6.875%, 1/29/26	100,000	112,125
Egypt — 0.6%
Egypt Government International Bond, 5.75%, 4/29/20	100,000	102,775
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $352,324)		344,000
U.S. TREASURY SECURITIES — 1.2%
U.S. Treasury Bills, 0.93%, 8/10/17(5)(6) (Cost $199,813)	200,000	199,818
COMMON STOCKS — 0.1%
Energy Equipment and Services — 0.1%
Basic Energy Services, Inc.(7) (Cost $53,662)	955	23,780
TEMPORARY CASH INVESTMENTS — 1.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 2/28/18 - 5/15/43, valued at $73,654), in a joint trading account at 0.88%, dated 6/30/17, due 7/3/17 (Delivery value $71,894)		71,889
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 8/15/46, valued at $111,660), at 0.34%, dated 6/30/17, due 7/3/17 (Delivery value $106,003)		106,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	76,635	76,635
TOTAL TEMPORARY CASH INVESTMENTS (Cost $254,524)		254,524
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $15,914,775)		16,072,788
OTHER ASSETS AND LIABILITIES — (0.1)%		(23,378)
TOTAL NET ASSETS — 100.0%		$16,049,410

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
ARS	454,930	USD	27,209	Goldman Sachs & Co.	9/21/17	(929)
USD	26,373	ARS	454,930	Goldman Sachs & Co.	9/21/17	93
AUD	37,829	USD	28,555	JPMorgan Chase Bank N.A.	9/21/17	492
USD	28,560	AUD	37,829	JPMorgan Chase Bank N.A.	9/21/17	(487)
USD	28,461	CAD	38,184	JPMorgan Chase Bank N.A.	9/21/17	(1,020)
CHF	27,328	USD	28,486	Credit Suisse AG	9/21/17	155
USD	28,375	CHF	27,328	Credit Suisse AG	9/21/17	(266)
CLP	18,866,245	USD	28,402	Goldman Sachs & Co.	9/21/17	(45)
USD	83,644	CLP	55,962,326	Goldman Sachs & Co.	9/21/17	(470)
USD	28,299	COP	87,131,537	Goldman Sachs & Co.	9/21/17	(6)
USD	199,611	EUR	176,282	JPMorgan Chase Bank N.A.	9/21/17	(2,551)
GBP	20,831	USD	27,068	Credit Suisse AG	9/21/17	128
USD	26,505	GBP	20,771	Credit Suisse AG	9/21/17	(613)
USD	47,475	HUF	12,933,693	Goldman Sachs & Co.	9/21/17	(510)
IDR	381,890,203	USD	28,457	Goldman Sachs & Co.	9/22/17	(49)
INR	1,830,643	USD	28,146	Morgan Stanley	9/21/17	(64)
USD	28,095	INR	1,830,643	Morgan Stanley	9/21/17	12
JPY	3,108,961	USD	28,551	Credit Suisse AG	9/21/17	(816)
USD	27,953	JPY	3,108,961	Credit Suisse AG	9/21/17	219
USD	28,647	KRW	32,333,305	Morgan Stanley	9/21/17	382
MXN	518,831	USD	28,119	JPMorgan Chase Bank N.A.	9/21/17	122
USD	28,293	MXN	518,831	JPMorgan Chase Bank N.A.	9/21/17	52
MYR	356,918	USD	84,000	Goldman Sachs & Co.	9/21/17	(1,291)
USD	28,431	NOK	240,138	JPMorgan Chase Bank N.A.	9/21/17	(376)
NZD	37,253	USD	26,790	JPMorgan Chase Bank N.A.	9/21/17	470
USD	55,166	NZD	76,879	JPMorgan Chase Bank N.A.	9/21/17	(1,091)
USD	83,158	PHP	4,145,412	Morgan Stanley	9/21/17	1,562
PLN	205,531	USD	55,028	Goldman Sachs & Co.	9/21/17	417
RUB	1,604,485	USD	27,764	Morgan Stanley	9/21/17	(996)
USD	27,320	RUB	1,604,485	Morgan Stanley	9/21/17	551
TRY	555,009	USD	152,496	Goldman Sachs & Co.	9/21/17	1,757
USD	55,273	TWD	1,661,498	Morgan Stanley	9/21/17	610
ZAR	364,452	USD	28,011	Goldman Sachs & Co.	9/21/17	(514)
USD	27,839	ZAR	364,452	Goldman Sachs & Co.	9/21/17	342
						(4,730)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
8	U.S. Treasury 10-Year Notes	September 2017	1,004,250	(4,768)
2	U.S. Treasury 10-Year Ultra Notes	September 2017	269,625	(1,161)
3	U.S. Treasury Long Bonds	September 2017	461,062	1,212
			1,734,937	(4,717)
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
2	Euro-Bobl 5-Year Bonds	September 2017	300,842	2,985
1	Euro-Bund 10-Year Bonds	September 2017	184,880	2,808
2	U.K. Gilt 10-Year Bonds	September 2017	327,097	7,082
			812,819	12,875

SWAP AGREEMENTS
CENTRALLY CLEARED CREDIT DEFAULT*
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Markit CDX North America High Yield Index Series 28	500,000	Sell	5.00	6/20/22	3.39	(3,599)	35,188

CREDIT DEFAULT*
Counterparty/ Reference Entity	Notional Amount	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)	Value****($)
Bank of America N.A./ Camden Property Trust	25,000	Buy	1.00	12/20/19	(88)	(137)	(225)
Barclays Bank plc/ AES Corp. (The)	25,000	Sell	5.00	9/20/17	208	105	313
Barclays Bank plc/ Calpine Corp.	25,000	Sell	5.00	9/20/17	169	137	306
Barclays Bank plc/ Dominion Resources, Inc.	25,000	Buy	1.00	6/20/20	(453)	(202)	(655)
Barclays Bank plc/ NRG Energy, Inc.	25,000	Sell	5.00	9/20/17	193	117	310
Barclays Bank plc/ Parker Drilling Co.	25,000	Sell	5.00	9/20/17	182	(71)	111
Barclays Bank plc/ Procter & Gamble Co. (The)	25,000	Buy	1.00	6/20/20	(603)	(78)	(681)
Deutsche Bank AG/ Host Hotels & Resorts, Inc.	25,000	Buy	1.00	9/20/19	(143)	(332)	(475)
Deutsche Bank AG/ International Business Machines Corp.	25,000	Buy	1.00	9/20/19	(299)	(199)	(498)
Goldman Sachs & Co./ Kellogg Co.	25,000	Buy	1.00	12/20/19	(224)	(194)	(418)
Goldman Sachs & Co./ M.D.C. Holdings, Inc.	25,000	Buy	1.00	6/20/20	463	(828)	(365)
Goldman Sachs & Co./ Starwood Hotels & Resorts	25,000	Buy	1.00	6/20/20	(148)	(485)	(633)
Morgan Stanley & Co./ D.R. Horton, Inc.	25,000	Buy	1.00	6/20/20	(343)	885	542
Morgan Stanley & Co./ Frontier Communications Corp.	25,000	Sell	5.00	9/20/17	198	62	260
Morgan Stanley & Co./ HCA, Inc.	25,000	Sell	5.00	9/20/17	217	99	316
Morgan Stanley & Co./ Hertz Corp. (The)	25,000	Sell	5.00	9/20/17	215	64	279
Morgan Stanley & Co./ International Lease Finance Corp.	25,000	Sell	5.00	9/20/17	201	115	316
Morgan Stanley & Co./ Lennar Corp.	25,000	Sell	5.00	6/20/20	2,084	1,155	3,239
Morgan Stanley & Co./ Mondelez International, Inc.	25,000	Buy	1.00	9/20/19	(299)	(172)	(471)
Morgan Stanley & Co./ PepsiCo, Inc.	25,000	Buy	1.00	9/20/19	(327)	(154)	(481)
					1,203	(113)	1,090

CENTRALLY CLEARED TOTAL RETURN
Floating Rate Referenced Index	Notional Amount ($)	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Unrealized Appreciation (Depreciation) ($)	Value ($)
CPURNSA	300,000	Receive	2.17	5/10/27	(4,679)	(4,183)

TOTAL RETURN
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	250,000	CPURNSA	Receive	2.22	04/13/27	(5,200)

*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

****The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS

ARS	-	Argentine Peso
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	-	Euro
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEQ	-	Sequential Payer
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $2,780,294, which represented 17.3% of total net assets.

(2)	Final maturity date indicated, unless otherwise noted.

(3)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(5)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on forward foreign currency exchange contracts, futures contracts, and/or swap agreements. At the period end, the aggregate value of securities pledged was $99,742.

(6)	The rate indicated is the yield to maturity at purchase.

(7)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	8,445,205	—
Collateralized Mortgage Obligations	—	2,774,143	—
Mutual Funds	1,437,557	—	—
Commercial Mortgage-Backed Securities	—	1,151,504	—
Asset-Backed Securities	—	876,225	—
Preferred Stocks	80,076	485,956	—
Sovereign Governments and Agencies	—	344,000	—
U.S. Treasury Securities	—	199,818	—
Common Stocks	23,780	—	—
Temporary Cash Investments	76,635	177,889	—
	1,618,048	14,454,740	—
Other Financial Instruments
Futures Contracts	1,212	12,875	—
Swap Agreements	—	41,180	—
Forward Foreign Currency Exchange Contracts	—	7,364	—
	1,212	61,419	—
Liabilities
Other Financial Instruments
Futures Contracts	5,929	—	—
Swap Agreements	—	14,285	—
Forward Foreign Currency Exchange Contracts	—	12,094	—
	5,929	26,379	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended June 30, 2017 follows:

Affiliated Fund(1)	Beginning Value ($)	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received ($)(2)	Ending Value ($)
Emerging Markets Debt Fund R6 Class	1,416,243	13,077	—	—	13,151	1,437,557

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

4. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$15,915,405
Gross tax appreciation of investments	$290,954
Gross tax depreciation of investments	(133,571)
Net tax appreciation (depreciation) of investments	$157,383

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
U.S. Government Money Market Fund
June 30, 2017

U.S. Government Money Market - Schedule of Investments
JUNE 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY SECURITIES(1) — 56.5%
Adjustable-Rate U.S. Government Agency Securities — 24.8%
Federal Home Loan Bank, VRN, 0.92%, 7/9/17	65,000,000	65,000,000
Federal Home Loan Bank, VRN, 0.77%, 7/25/17	100,000,000	100,000,000
Federal Home Loan Bank, VRN, 1.08%, 7/25/17	2,600,000	2,601,711
Federal Home Loan Bank, VRN, 0.88%, 7/26/17	65,000,000	65,000,000
Federal Home Loan Bank, VRN, 1.10%, 7/27/17	4,700,000	4,703,364
Federal Home Loan Bank, VRN, 1.05%, 7/28/17	15,000,000	14,999,722
Federal Home Loan Bank, VRN, 1.08%, 8/15/17	7,500,000	7,505,490
Federal Home Loan Bank, VRN, 1.04%, 8/26/17	3,000,000	3,000,806
Federal Home Loan Bank, VRN, 0.96%, 8/30/17	75,000,000	75,000,000
Federal Home Loan Bank, VRN, 0.89%, 9/7/17	122,000,000	121,997,475
Federal Home Loan Bank, VRN, 1.05%, 9/19/17	10,000,000	10,000,916
Federal Home Loan Bank, VRN, 0.97%, 9/21/17	90,000,000	90,008,767
Federal Home Loan Bank, VRN, 1.12%, 9/26/17	6,295,000	6,300,811
		566,119,062
Fixed-Rate U.S. Government Agency Securities — 31.7%
Federal Farm Credit Bank, 1.125%, 9/22/17	25,000,000	25,012,586
Federal Farm Credit Bank, 0.90%, 9/25/17	2,000,000	2,000,522
Federal Home Loan Bank, 0.86%, 7/5/17	125,000,000	124,987,861
Federal Home Loan Bank, 0.87%, 7/7/17	12,000,000	119,981,558
Federal Home Loan Bank, 0.88%, 7/12/17	30,000,000	29,992,080
Federal Home Loan Bank, 0.92%, 7/19/17	40,000,000	39,981,800
Federal Home Loan Bank, 0.96%, 7/21/17	50,000,000	49,973,778
Federal Home Loan Bank, 0.69%, 7/26/17	5,000,000	5,000,000
Federal Home Loan Bank, 0.87%, 7/26/17	125,000,000	124,922,291
Federal Home Loan Bank, 0.96%, 7/28/17	25,000,000	24,982,187
Federal Home Loan Bank, 0.75%, 8/15/17	6,666,667	6,666,667
Federal Home Loan Bank, 0.96%, 8/16/17	25,000,000	24,969,717
Federal Home Loan Bank, 0.75%, 8/23/17	7,000,000	7,000,000
Federal Home Loan Bank, 0.97%, 8/23/17	25,000,000	24,964,998
Federal Home Loan Bank, 0.98%, 8/29/17	500,000	499,210
Federal Home Loan Bank, 1.01%, 8/30/17	25,000,000	24,958,750
Federal Home Loan Bank, 0.97%, 11/15/17	3,000,000	2,989,097
Federal Home Loan Bank, 0.75%, 11/17/17	1,700,000	1,698,455
Federal Home Loan Bank, 2.125%, 12/8/17	7,500,000	7,539,450
Federal Home Loan Bank, 0.98%, 12/12/17	4,000,000	3,982,598
Federal Home Loan Bank, 1.00%, 12/19/17	15,040,000	15,046,404
Federal Home Loan Bank, 1.01%, 12/29/17	3,000,000	3,000,491
Federal Home Loan Bank, 1.16%, 12/29/17	8,000,000	7,954,147
Federal Home Loan Bank, 0.875%, 1/9/18	16,000,000	15,995,371
Federal Home Loan Mortgage Corp., 0.75%, 7/14/17	1,850,000	1,850,079
Federal Home Loan Mortgage Corp., 1.00%, 7/28/17	15,000,000	15,003,948
Federal Home Loan Mortgage Corp., 5.50%, 8/23/17	4,295,000	4,324,593
Federal Home Loan Mortgage Corp., 1.00%, 12/15/17	1,765,000	1,764,989
Federal Home Loan Mortgage Corp., 0.77%, 12/28/17	2,000,000	1,997,985

Federal National Mortgage Association, 1.00%, 9/20/17	5,000,000	5,000,535
		724,042,147
TOTAL U.S. GOVERNMENT AGENCY SECURITIES		1,290,161,209
U.S. TREASURY SECURITIES (1) — 17.4%
U.S. Treasury Bills, 0.81%, 7/20/17	10,000,000	9,997,060
U.S. Treasury Notes, VRN, 1.08%, 7/3/17	25,000,000	24,999,842
U.S. Treasury Notes, VRN, 1.19%, 7/3/17	7,500,000	7,500,157
U.S. Treasury Notes, 0.625%, 8/31/17	90,000,000	89,960,128
U.S. Treasury Notes, 2.25%, 11/30/17	50,000,000	50,259,766
U.S. Treasury Notes, 1.00%, 12/15/17	89,000,000	89,007,090
U.S. Treasury Notes, 1.00%, 12/31/17	75,000,000	74,947,553
U.S. Treasury Notes, 3.50%, 2/15/18	50,000,000	50,721,023
TOTAL U.S. TREASURY SECURITIES		397,392,619
MUNICIPAL SECURITIES — 4.0%
ABAG Finance Authority for Nonprofit Corps. Rev., (2471 Shattuck LLC), VRDN, 1.20%, 7/6/17 (LIQ FAC: FNMA)	2,015,000	2,015,000
Florida Housing Finance Corp. Rev., (Brentwood Club on Millenia Boulevard Partners Ltd.), VRDN, 1.20%, 7/6/17 (LOC: FNMA)	100,000	100,000
Housing Development Corp. Rev., (Rivereast Apartments LLC), VRDN, 1.20%, 7/5/17 (LIQ FAC: FHLMC)	875,000	875,000
Illinois Finance Authority Rev., (Lake Towers Associates II LP), VRDN, 1.22%, 7/6/17 (LIQ FAC: FHLMC)	3,465,000	3,465,000
JJB Properties LLC Rev., VRDN, 1.24%, 7/6/17 (LOC: Arvest Bank and FHLB)	4,075,000	4,075,000
Louisiana State Local Government Environmental Facilities & Community Development Authority Rev., (EPT Slidell, Inc.), VRDN, 1.02%, 7/5/17 (LOC: First NBC Bank and FHLB)	10,635,000	10,635,000
Louisiana State Local Government Environmental Facilities & Community Development Authority Rev., (Go To The Show LLC), VRDN, 1.02%, 7/5/17 (LOC: First NBC Bank and FHLB)	14,360,000	14,360,000
Massachusetts Development Finance Agency Rev., (Cordis Mills LLC), VRDN, 1.02%, 7/5/17 (LIQ FAC: FNMA)	9,850,000	9,850,000
Montgomery County Redevelopment Authority Rev., (KBF Associates LP), VRDN, 1.34%, 7/6/17 (LIQ FAC: FNMA)	1,470,000	1,470,000
New York State Housing Finance Agency Rev., (Maiden Lane Properties LLC), VRDN, 1.15%, 7/5/17 (LIQ FAC: FNMA)	1,100,000	1,100,000
Port New Orleans Board of Commissioners Rev., VRDN, 1.02%, 7/6/17 (LOC: First NBC Bank and FHLB)	8,000,000	8,000,000
Texas Department of Housing & Community Affairs Rev., (Tower Ridge Corinth 1 Ltd.), VRDN, 1.06%, 7/6/17 (LOC: FNMA)	15,000,000	15,000,000
Washington State Housing Finance Commission Rev., (Ballard Landmark Inn LLC), VRDN, 1.05%, 7/5/17 (LOC: East West Bank and FHLB)	13,000,000	13,000,000
Washington State Housing Finance Commission Rev., (Lodge at Eagle Ridge LLC), VRDN, 1.10%, 7/6/17 (LOC: East West Bank and FHLB)	3,425,000	3,425,000
Washington State Housing Finance Commission Rev., (REDM LLC), VRDN, 1.10%, 7/6/17 (LOC: East West Bank and FHLB)	3,645,000	3,645,000
TOTAL MUNICIPAL SECURITIES		91,015,000
CORPORATE BONDS — 2.8%
Fairfield North Texas Associates LP, VRDN, 1.24%, 7/6/17 (LOC: FHLB)	4,800,000	4,800,000
KDF Heninger LP, VRDN, 1.24%, 7/6/17 (LOC: FHLB)	4,500,000	4,500,000
Saddleback Valley Community Church, VRDN, 1.30%, 7/6/17 (LOC: FHLB)	7,785,000	7,785,000
Santa Monica Ocean Park Partners LP, VRDN, 1.24%, 7/6/17 (LOC: FHLB)	10,200,000	10,200,000
Varenna Care Center LP, VRDN, 1.24%, 7/6/17 (LOC: FHLB)	8,765,000	8,765,000
Warren LLC (The), VRDN, 1.24%, 7/6/17 (LOC: FHLB)(2)	26,300,000	26,300,000
TOTAL CORPORATE BONDS		62,350,000
TOTAL INVESTMENT SECURITIES — 80.7%		1,840,918,828
OTHER ASSETS AND LIABILITIES(3) — 19.3%		441,294,402
TOTAL NET ASSETS — 100.0%		$2,282,213,230

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $26,300,000, which represented 1.2% of total net assets.

(3)	Amount relates primarily to receivable for investments sold, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. Open-end management investment companies are valued at the reported NAV per share. If the fund determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Government Agency Securities	—	1,290,161,209	—
U.S. Treasury Securities	—	397,392,619	—
Municipal Securities	—	91,015,000	—
Corporate Bonds	—	62,350,000	—
	—	1,840,918,828	—

3. Federal Tax Information

As of June 30, 2017, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$1,840,918,828

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Investment Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 28, 2017

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	August 28, 2017